UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-05511

Variable Insurance Products Fund II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2019

Item 1.

Reports to Stockholders

Fidelity® Variable Insurance Products:

Index 500 Portfolio

Annual Report

December 31, 2019

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, and if your insurance carrier elects to participate, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your variable insurance product unless you specifically request paper copies from your financial professional or the administrator of your variable insurance product. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically, by contacting your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548. Your election to receive reports in paper will apply to all funds available under your variable insurance product.

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2019	Past 1 year	Past 5 years	Past 10 years
Initial Class	31.35%	11.60%	13.46%
Service Class	31.22%	11.48%	13.35%
Service Class 2	31.02%	11.32%	13.18%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Index 500 Portfolio - Initial Class on December 31, 2009.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$35,364	VIP Index 500 Portfolio - Initial Class
$35,666	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  U.S. stocks continued to roll in 2019, with the S&P 500® index soaring 31.49% and marking history as the longest and strongest bull market ever, despite persistent, nagging concerns about global economic growth and trade. After a rough end to 2018, equities sharply reversed course to begin the new year amid upbeat company earnings and signs the Federal Reserve may pause on rates. The uptrend continued until May, when the index sunk as trade negotiations between the U.S. and China broke down. The bull market roared back to record a series of highs in July, when the Fed cut interest rates for the first time since 2008. Volatility intensified in August, as the Treasury yield curve inverted, which some investors viewed as a sign the U.S. economy could be heading for recession. But the market proved resilient, hitting a new high on October 30, when the Fed lowered rates for the third time in 2019, and moving even higher through year-end. Gains were robust and broad-based, with information technology (+50%) leading the way with its best calendar-year result in a decade, amid strong growth trends. Communication services (+33%) and financials (+32%) also stood out. In contrast, energy (+12%) was by far the weakest group – struggling amid sluggish oil prices – while several strong gainers nonetheless fell short of the broader market: industrials and real estate (+29% each), consumer discretionary and consumer staples (+28% each), utilities (+26%), materials (+25%), and health care (+21%).

Comments from the Geode Capital Management, LLC, passive equity index team:  For the fiscal year, the fund's share classes gained about 31%, roughly in line with the 31.49% increase in the benchmark S&P 500® index. Individually, the top absolute contributor was Apple (+89%), a maker of consumer electronics that reported especially strong growth in services and wearable electronics. Software company Microsoft (+58%) benefited from robust earnings growth and a decision to buy back stock and increase its quarterly dividend. Better-than-expected financial results lifted shares of social media company Facebook (+57%), while continued growth in cashless payments contributed to the strong gains of payment processors Mastercard (+59%) and Visa (+43%). Favorable financial results helped boost the large bank stocks JPMorgan Chase (+47%) and Bank of America (+46%), while internet retail giant Amazon.com (+23%) also contributed. In contrast, shares of pharmaceutical company Pfizer (-7%) declined on weaker-than-expected revenue estimates and investors' apparent dissatisfaction with the company's plans to merge one of its business units with Mylan. Energy producer Occidental Petroleum (-28%) struggled amid sluggish oil pricing and investors' apparent concern about the company's debt level. Also detracting was utility company PG&E (-73%), which fell sharply on investor concerns about ongoing liability costs related to Northern California wildfires in 2017–18.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to Shareholders:  On March 22, 2019, Pat Waddell retired and is no longer a portfolio manager with Geode Capital Management.

Investment Summary (Unaudited)

Top Ten Stocks as of December 31, 2019

% of fund's net assets
Apple, Inc.	4.6
Microsoft Corp.	4.5
Amazon.com, Inc.	2.9
Facebook, Inc. Class A	1.8
Berkshire Hathaway, Inc. Class B	1.6
JPMorgan Chase & Co.	1.6
Alphabet, Inc. Class A	1.5
Alphabet, Inc. Class C	1.5
Johnson & Johnson	1.4
Visa, Inc. Class A	1.2
22.6

Top Market Sectors as of December 31, 2019

% of fund's net assets
Information Technology	23.1
Health Care	14.1
Financials	12.9
Communication Services	10.3
Consumer Discretionary	9.7
Industrials	9.0
Consumer Staples	7.2
Energy	4.3
Utilities	3.3
Real Estate	2.9

Asset Allocation (% of fund's net assets)

As of December 31, 2019 *
Stocks and Equity Futures	100.1%
Short-Term Investments and Net Other Assets (Liabilities)	(0.1)**%

 * Foreign investments - 3.7%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Schedule of Investments December 31, 2019

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
COMMUNICATION SERVICES - 10.3%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	2,516,208	$98,333,409
CenturyLink, Inc.	338,904	4,476,922
Verizon Communications, Inc.	1,424,660	87,474,124
		190,284,455
Entertainment - 1.9%
Activision Blizzard, Inc.	264,539	15,718,907
Electronic Arts, Inc. (a)	100,530	10,807,980
Live Nation Entertainment, Inc. (a)	48,672	3,478,588
Netflix, Inc. (a)	150,929	48,836,097
Take-Two Interactive Software, Inc. (a)	39,091	4,785,911
The Walt Disney Co.	620,783	89,783,845
		173,411,328
Interactive Media & Services - 4.9%
Alphabet, Inc.:
Class A (a)	103,077	138,060,303
Class C (a)	103,080	137,820,022
Facebook, Inc. Class A (a)	828,904	170,132,546
Twitter, Inc. (a)	268,150	8,594,208
		454,607,079
Media - 1.4%
CBS Corp. Class B	186,652	7,833,784
Charter Communications, Inc. Class A (a)(b)	53,974	26,181,708
Comcast Corp. Class A	1,563,318	70,302,410
Discovery Communications, Inc.:
Class A (a)(b)	53,788	1,761,019
Class C (non-vtg.) (a)	115,860	3,532,571
DISH Network Corp. Class A (a)	88,184	3,127,886
Fox Corp.:
Class A	122,453	4,539,333
Class B	56,074	2,041,094
Interpublic Group of Companies, Inc.	131,994	3,049,061
News Corp.:
Class A	134,180	1,897,305
Class B	42,086	610,668
Omnicom Group, Inc.	74,776	6,058,352
		130,935,191
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	108,743	8,527,626

TOTAL COMMUNICATION SERVICES		957,765,679

CONSUMER DISCRETIONARY - 9.7%
Auto Components - 0.1%
Aptiv PLC	87,843	8,342,450
BorgWarner, Inc.	71,322	3,093,948
		11,436,398
Automobiles - 0.3%
Ford Motor Co.	1,340,644	12,467,989
General Motors Co.	432,896	15,843,994
Harley-Davidson, Inc. (b)	53,292	1,981,929
		30,293,912
Distributors - 0.1%
Genuine Parts Co.	49,869	5,297,584
LKQ Corp. (a)	105,851	3,778,881
		9,076,465
Diversified Consumer Services - 0.0%
H&R Block, Inc.	67,437	1,583,421
Hotels, Restaurants & Leisure - 1.9%
Carnival Corp.	138,352	7,032,432
Chipotle Mexican Grill, Inc. (a)	8,799	7,365,731
Darden Restaurants, Inc.	42,346	4,616,137
Hilton Worldwide Holdings, Inc.	97,159	10,775,905
Las Vegas Sands Corp.	116,722	8,058,487
Marriott International, Inc. Class A	93,370	14,139,019
McDonald's Corp.	259,383	51,256,675
MGM Mirage, Inc.	177,873	5,917,835
Norwegian Cruise Line Holdings Ltd. (a)	72,969	4,262,119
Royal Caribbean Cruises Ltd.	59,128	7,894,179
Starbucks Corp.	406,708	35,757,767
Wynn Resorts Ltd.	33,372	4,634,370
Yum! Brands, Inc.	104,083	10,484,281
		172,194,937
Household Durables - 0.4%
D.R. Horton, Inc.	115,821	6,109,558
Garmin Ltd.	49,902	4,868,439
Leggett & Platt, Inc.	45,455	2,310,478
Lennar Corp. Class A	95,911	5,350,875
Mohawk Industries, Inc. (a)	20,532	2,800,154
Newell Brands, Inc.	131,616	2,529,660
NVR, Inc. (a)	1,191	4,535,816
PulteGroup, Inc.	87,986	3,413,857
Whirlpool Corp.	21,829	3,220,432
		35,139,269
Internet & Direct Marketing Retail - 3.3%
Amazon.com, Inc. (a)	143,456	265,083,735
eBay, Inc.	263,060	9,499,097
Expedia, Inc.	48,267	5,219,593
The Booking Holdings, Inc. (a)	14,412	29,598,357
		309,400,782
Leisure Products - 0.1%
Hasbro, Inc.	43,668	4,611,777
Multiline Retail - 0.5%
Dollar General Corp.	87,648	13,671,335
Dollar Tree, Inc. (a)	81,742	7,687,835
Kohl's Corp.	54,078	2,755,274
Macy's, Inc. (b)	105,036	1,785,612
Nordstrom, Inc. (b)	37,000	1,514,410
Target Corp.	174,526	22,375,978
		49,790,444
Specialty Retail - 2.2%
Advance Auto Parts, Inc.	23,922	3,831,348
AutoZone, Inc. (a)	8,202	9,771,125
Best Buy Co., Inc.	78,655	6,905,909
CarMax, Inc. (a)(b)	56,517	4,954,845
Gap, Inc.	73,493	1,299,356
L Brands, Inc.	80,214	1,453,478
Lowe's Companies, Inc.	263,970	31,613,047
O'Reilly Automotive, Inc. (a)	26,044	11,414,043
Ross Stores, Inc.	124,477	14,491,612
The Home Depot, Inc.	375,740	82,054,101
Tiffany & Co., Inc.	37,071	4,954,539
TJX Companies, Inc.	417,516	25,493,527
Tractor Supply Co.	40,890	3,820,762
Ulta Beauty, Inc. (a)	19,743	4,997,743
		207,055,435
Textiles, Apparel & Luxury Goods - 0.8%
Capri Holdings Ltd. (a)	52,374	1,998,068
Hanesbrands, Inc.	124,929	1,855,196
NIKE, Inc. Class B	429,117	43,473,843
PVH Corp.	25,609	2,692,786
Ralph Lauren Corp.	17,178	2,013,605
Tapestry, Inc.	95,307	2,570,430
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	65,002	1,404,043
Class C (non-vtg.) (a)	67,208	1,289,049
VF Corp.	112,612	11,222,912
		68,519,932

TOTAL CONSUMER DISCRETIONARY		899,102,772

CONSUMER STAPLES - 7.2%
Beverages - 1.8%
Brown-Forman Corp. Class B (non-vtg.)	62,930	4,254,068
Constellation Brands, Inc. Class A (sub. vtg.)	57,652	10,939,467
Molson Coors Brewing Co. Class B	64,885	3,497,302
Monster Beverage Corp. (a)	131,411	8,351,169
PepsiCo, Inc.	480,375	65,652,851
The Coca-Cola Co.	1,328,291	73,520,907
		166,215,764
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	152,155	44,721,398
Kroger Co.	277,007	8,030,433
Sysco Corp.	175,615	15,022,107
Walgreens Boots Alliance, Inc.	258,011	15,212,329
Walmart, Inc.	488,734	58,081,149
		141,067,416
Food Products - 1.2%
Archer Daniels Midland Co.	191,515	8,876,720
Campbell Soup Co.	58,347	2,883,509
Conagra Brands, Inc.	168,088	5,755,333
General Mills, Inc.	207,946	11,137,588
Hormel Foods Corp. (b)	96,042	4,332,455
Kellogg Co.	86,003	5,947,967
Lamb Weston Holdings, Inc.	50,450	4,340,214
McCormick & Co., Inc. (non-vtg.)	42,503	7,214,034
Mondelez International, Inc.	495,749	27,305,855
The Hershey Co.	50,961	7,490,248
The J.M. Smucker Co.	39,394	4,102,097
The Kraft Heinz Co.	215,110	6,911,484
Tyson Foods, Inc. Class A	101,613	9,250,848
		105,548,352
Household Products - 1.7%
Church & Dwight Co., Inc.	84,761	5,962,089
Clorox Co.	43,139	6,623,562
Colgate-Palmolive Co.	295,087	20,313,789
Kimberly-Clark Corp.	118,015	16,232,963
Procter & Gamble Co.	859,127	107,304,962
		156,437,365
Personal Products - 0.2%
Coty, Inc. Class A (b)	102,091	1,148,524
Estee Lauder Companies, Inc. Class A	76,644	15,830,052
		16,978,576
Tobacco - 0.8%
Altria Group, Inc.	643,414	32,112,793
Philip Morris International, Inc.	535,923	45,601,688
		77,714,481

TOTAL CONSUMER STAPLES		663,961,954

ENERGY - 4.3%
Energy Equipment & Services - 0.4%
Baker Hughes, A GE Co. Class A	223,068	5,717,233
Halliburton Co.	303,190	7,419,059
Helmerich & Payne, Inc.	37,457	1,701,672
National Oilwell Varco, Inc.	133,265	3,338,288
Schlumberger Ltd.	476,389	19,150,838
TechnipFMC PLC	145,149	3,111,995
		40,439,085
Oil, Gas & Consumable Fuels - 3.9%
Apache Corp.	129,881	3,323,655
Cabot Oil & Gas Corp.	140,896	2,452,999
Chevron Corp.	651,367	78,496,237
Cimarex Energy Co.	34,591	1,815,682
Concho Resources, Inc.	69,435	6,080,423
ConocoPhillips Co.	377,805	24,568,659
Devon Energy Corp.	133,668	3,471,358
Diamondback Energy, Inc.	55,658	5,168,402
EOG Resources, Inc.	200,204	16,769,087
Exxon Mobil Corp.	1,457,527	101,706,234
Hess Corp.	89,458	5,976,689
HollyFrontier Corp.	51,284	2,600,612
Kinder Morgan, Inc.	670,928	14,203,546
Marathon Oil Corp.	273,979	3,720,635
Marathon Petroleum Corp.	223,560	13,469,490
Noble Energy, Inc.	165,202	4,103,618
Occidental Petroleum Corp.	307,468	12,670,756
ONEOK, Inc.	142,225	10,762,166
Phillips 66 Co.	153,050	17,051,301
Pioneer Natural Resources Co.	56,902	8,613,256
The Williams Companies, Inc.	417,207	9,896,150
Valero Energy Corp.	141,426	13,244,545
		360,165,500

TOTAL ENERGY		400,604,585

FINANCIALS - 12.9%
Banks - 5.6%
Bank of America Corp.	2,788,525	98,211,851
BB&T Corp.	461,672	26,001,367
Citigroup, Inc.	751,942	60,072,646
Citizens Financial Group, Inc.	150,150	6,097,592
Comerica, Inc.	49,790	3,572,433
Fifth Third Bancorp	243,484	7,484,698
First Republic Bank	58,207	6,836,412
Huntington Bancshares, Inc.	353,936	5,337,355
JPMorgan Chase & Co.	1,080,531	150,626,021
KeyCorp	338,082	6,842,780
M&T Bank Corp.	45,354	7,698,842
Peoples United Financial, Inc.	153,399	2,592,443
PNC Financial Services Group, Inc.	150,946	24,095,510
Regions Financial Corp.	331,091	5,681,522
SVB Financial Group (a)	17,811	4,471,273
U.S. Bancorp	489,781	29,039,115
Wells Fargo & Co.	1,325,672	71,321,154
Zions Bancorp NA	58,130	3,018,110
		519,001,124
Capital Markets - 2.7%
Ameriprise Financial, Inc.	43,553	7,255,059
Bank of New York Mellon Corp.	288,902	14,540,438
BlackRock, Inc. Class A	40,615	20,417,161
Cboe Global Markets, Inc.	38,291	4,594,920
Charles Schwab Corp.	393,657	18,722,327
CME Group, Inc.	123,437	24,776,275
E*TRADE Financial Corp.	77,359	3,509,778
Franklin Resources, Inc.	96,337	2,502,835
Goldman Sachs Group, Inc.	109,732	25,230,679
Intercontinental Exchange, Inc.	191,801	17,751,183
Invesco Ltd.	128,554	2,311,401
MarketAxess Holdings, Inc.	13,099	4,965,962
Moody's Corp.	55,910	13,273,593
Morgan Stanley	423,502	21,649,422
MSCI, Inc.	29,257	7,553,572
Northern Trust Corp.	72,882	7,742,984
Raymond James Financial, Inc.	42,214	3,776,464
S&P Global, Inc.	84,180	22,985,349
State Street Corp.	125,594	9,934,485
T. Rowe Price Group, Inc.	80,438	9,800,566
The NASDAQ OMX Group, Inc.	39,631	4,244,480
		247,538,933
Consumer Finance - 0.7%
American Express Co.	231,103	28,770,012
Capital One Financial Corp.	160,253	16,491,636
Discover Financial Services	107,885	9,150,806
Synchrony Financial	204,484	7,363,469
		61,775,923
Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc. Class B (a)	673,914	152,641,521
Insurance - 2.3%
AFLAC, Inc.	252,898	13,378,304
Allstate Corp.	111,613	12,550,882
American International Group, Inc.	299,563	15,376,569
Aon PLC	80,650	16,798,589
Arthur J. Gallagher & Co.	64,009	6,095,577
Assurant, Inc.	20,943	2,745,208
Chubb Ltd.	156,140	24,304,752
Cincinnati Financial Corp.	52,479	5,518,167
Everest Re Group Ltd.	14,086	3,899,568
Globe Life, Inc.	34,410	3,621,653
Hartford Financial Services Group, Inc.	124,042	7,538,032
Lincoln National Corp.	67,967	4,010,733
Loews Corp.	88,351	4,637,544
Marsh & McLennan Companies, Inc.	173,862	19,369,965
MetLife, Inc.	269,214	13,721,838
Principal Financial Group, Inc.	89,193	4,905,615
Progressive Corp.	201,337	14,574,785
Prudential Financial, Inc.	138,276	12,961,992
The Travelers Companies, Inc.	88,885	12,172,801
Unum Group	71,244	2,077,475
W.R. Berkley Corp.	50,118	3,463,154
Willis Group Holdings PLC	44,251	8,936,047
		212,659,250

TOTAL FINANCIALS		1,193,616,751

HEALTH CARE - 14.1%
Biotechnology - 2.0%
AbbVie, Inc.	509,325	45,095,636
Alexion Pharmaceuticals, Inc. (a)	76,433	8,266,229
Amgen, Inc.	204,652	49,335,458
Biogen, Inc. (a)	62,123	18,433,758
Gilead Sciences, Inc.	435,645	28,308,212
Incyte Corp. (a)	61,750	5,392,010
Regeneron Pharmaceuticals, Inc. (a)	27,508	10,328,704
Vertex Pharmaceuticals, Inc. (a)	88,531	19,383,862
		184,543,869
Health Care Equipment & Supplies - 3.5%
Abbott Laboratories	608,774	52,878,110
Abiomed, Inc. (a)	15,596	2,660,522
Align Technology, Inc. (a)	24,772	6,912,379
Baxter International, Inc.	175,752	14,696,382
Becton, Dickinson & Co.	93,126	25,327,478
Boston Scientific Corp. (a)	479,888	21,700,535
Danaher Corp.	220,140	33,787,087
Dentsply Sirona, Inc.	76,821	4,347,300
Edwards Lifesciences Corp. (a)	71,814	16,753,488
Hologic, Inc. (a)	92,616	4,835,481
IDEXX Laboratories, Inc. (a)	29,629	7,737,021
Intuitive Surgical, Inc. (a)	39,793	23,523,632
Medtronic PLC	461,743	52,384,743
ResMed, Inc.	49,475	7,667,141
STERIS PLC	29,284	4,463,467
Stryker Corp.	110,881	23,278,357
Teleflex, Inc.	15,917	5,991,795
The Cooper Companies, Inc.	17,037	5,473,818
Varian Medical Systems, Inc. (a)	31,396	4,458,546
Zimmer Biomet Holdings, Inc.	70,803	10,597,793
		329,475,075
Health Care Providers & Services - 2.9%
AmerisourceBergen Corp.	51,921	4,414,323
Anthem, Inc.	87,309	26,369,937
Cardinal Health, Inc.	100,443	5,080,407
Centene Corp. (a)	142,436	8,954,951
Cigna Corp.	128,562	26,289,643
CVS Health Corp.	448,030	33,284,149
DaVita HealthCare Partners, Inc. (a)	30,975	2,324,054
HCA Holdings, Inc.	91,078	13,462,239
Henry Schein, Inc. (a)	50,683	3,381,570
Humana, Inc.	45,585	16,707,814
Laboratory Corp. of America Holdings (a)	33,538	5,673,623
McKesson Corp.	62,236	8,608,484
Quest Diagnostics, Inc.	46,524	4,968,298
UnitedHealth Group, Inc.	326,327	95,933,611
Universal Health Services, Inc. Class B	27,744	3,980,154
Wellcare Health Plans, Inc. (a)	17,286	5,708,010
		265,141,267
Health Care Technology - 0.1%
Cerner Corp.	107,969	7,923,845
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	106,519	9,087,136
Illumina, Inc. (a)	50,610	16,789,361
IQVIA Holdings, Inc. (a)	62,096	9,594,453
Mettler-Toledo International, Inc. (a)	8,412	6,673,071
PerkinElmer, Inc.	38,374	3,726,115
Thermo Fisher Scientific, Inc.	138,103	44,865,522
Waters Corp. (a)	22,255	5,199,881
		95,935,539
Pharmaceuticals - 4.6%
Allergan PLC	113,058	21,613,298
Bristol-Myers Squibb Co.	807,413	51,827,840
Eli Lilly & Co.	290,994	38,245,341
Johnson & Johnson	906,582	132,243,116
Merck & Co., Inc.	876,959	79,759,421
Mylan NV (a)	178,270	3,583,227
Perrigo Co. PLC	47,012	2,428,640
Pfizer, Inc.	1,906,185	74,684,328
Zoetis, Inc. Class A	164,002	21,705,665
		426,090,876

TOTAL HEALTH CARE		1,309,110,471

INDUSTRIALS - 9.0%
Aerospace & Defense - 2.4%
Arconic, Inc.	133,794	4,116,841
General Dynamics Corp.	80,642	14,221,217
Harris Corp.	76,102	15,058,303
Huntington Ingalls Industries, Inc.	14,127	3,544,182
Lockheed Martin Corp.	85,526	33,302,114
Northrop Grumman Corp.	53,962	18,561,309
Raytheon Co.	95,886	21,069,990
Textron, Inc.	78,841	3,516,309
The Boeing Co.	184,152	59,989,356
TransDigm Group, Inc.	17,201	9,632,560
United Technologies Corp.	279,432	41,847,736
		224,859,917
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	46,715	3,653,113
Expeditors International of Washington, Inc.	58,821	4,589,214
FedEx Corp.	82,556	12,483,293
United Parcel Service, Inc. Class B	241,334	28,250,558
		48,976,178
Airlines - 0.4%
Alaska Air Group, Inc.	42,543	2,882,288
American Airlines Group, Inc.	134,660	3,862,049
Delta Air Lines, Inc.	197,982	11,577,987
Southwest Airlines Co.	163,596	8,830,912
United Continental Holdings, Inc. (a)	74,702	6,580,499
		33,733,735
Building Products - 0.3%
A.O. Smith Corp.	47,340	2,255,278
Allegion PLC	32,093	3,996,862
Fortune Brands Home & Security, Inc.	48,062	3,140,371
Johnson Controls International PLC	265,415	10,805,045
Masco Corp.	97,434	4,675,858
		24,873,414
Commercial Services & Supplies - 0.4%
Cintas Corp.	28,837	7,759,460
Copart, Inc. (a)	70,654	6,425,275
Republic Services, Inc.	72,753	6,520,851
Rollins, Inc.	47,750	1,583,390
Waste Management, Inc.	134,348	15,310,298
		37,599,274
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.	46,800	4,204,044
Quanta Services, Inc.	48,462	1,972,888
		6,176,932
Electrical Equipment - 0.5%
AMETEK, Inc.	78,665	7,846,047
Eaton Corp. PLC	142,299	13,478,561
Emerson Electric Co.	209,713	15,992,713
Rockwell Automation, Inc.	39,710	8,048,026
		45,365,347
Industrial Conglomerates - 1.3%
3M Co.	198,008	34,932,571
General Electric Co.	3,007,964	33,568,878
Honeywell International, Inc.	246,134	43,565,718
Roper Technologies, Inc.	35,807	12,683,914
		124,751,081
Machinery - 1.6%
Caterpillar, Inc.	190,313	28,105,424
Cummins, Inc.	52,727	9,436,024
Deere & Co.	108,431	18,786,755
Dover Corp.	50,174	5,783,055
Flowserve Corp.	44,887	2,234,026
Fortive Corp.	101,658	7,765,655
IDEX Corp.	26,271	4,518,612
Illinois Tool Works, Inc.	100,752	18,098,082
Ingersoll-Rand PLC	82,531	10,970,021
PACCAR, Inc.	119,463	9,449,523
Parker Hannifin Corp.	44,127	9,082,219
Pentair PLC	58,059	2,663,166
Snap-On, Inc.	18,944	3,209,114
Stanley Black & Decker, Inc.	52,253	8,660,412
Westinghouse Air Brake Co.	62,896	4,893,309
Xylem, Inc.	62,199	4,900,659
		148,556,056
Professional Services - 0.3%
Equifax, Inc.	41,822	5,860,099
IHS Markit Ltd. (a)	138,500	10,435,975
Nielsen Holdings PLC	122,895	2,494,769
Robert Half International, Inc.	40,605	2,564,206
Verisk Analytics, Inc.	56,388	8,420,984
		29,776,033
Road & Rail - 1.0%
CSX Corp.	267,645	19,366,792
J.B. Hunt Transport Services, Inc.	29,449	3,439,054
Kansas City Southern	34,236	5,243,586
Norfolk Southern Corp.	89,730	17,419,285
Old Dominion Freight Lines, Inc.	22,057	4,185,977
Union Pacific Corp.	239,052	43,218,211
		92,872,905
Trading Companies & Distributors - 0.2%
Fastenal Co.	198,094	7,319,573
United Rentals, Inc. (a)	25,753	4,294,828
W.W. Grainger, Inc.	15,070	5,101,496
		16,715,897

TOTAL INDUSTRIALS		834,256,769

INFORMATION TECHNOLOGY - 23.1%
Communications Equipment - 1.0%
Arista Networks, Inc. (a)	18,735	3,810,699
Cisco Systems, Inc.	1,461,160	70,077,234
F5 Networks, Inc. (a)	20,998	2,932,371
Juniper Networks, Inc.	114,174	2,812,106
Motorola Solutions, Inc.	58,981	9,504,198
		89,136,608
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	101,918	11,030,585
CDW Corp.	49,627	7,088,721
Corning, Inc.	264,446	7,698,023
FLIR Systems, Inc.	46,336	2,412,716
IPG Photonics Corp. (a)	12,281	1,779,763
Keysight Technologies, Inc. (a)	64,789	6,649,295
TE Connectivity Ltd.	115,036	11,025,050
Zebra Technologies Corp. Class A (a)	18,624	4,757,315
		52,441,468
IT Services - 5.4%
Accenture PLC Class A	218,772	46,066,820
Akamai Technologies, Inc. (a)	55,448	4,789,598
Alliance Data Systems Corp.	14,158	1,588,528
Automatic Data Processing, Inc.	148,998	25,404,159
Broadridge Financial Solutions, Inc.	39,598	4,891,937
Cognizant Technology Solutions Corp. Class A	188,454	11,687,917
DXC Technology Co.	88,421	3,323,745
Fidelity National Information Services, Inc.	211,618	29,433,948
Fiserv, Inc. (a)	196,669	22,740,836
FleetCor Technologies, Inc. (a)	29,974	8,624,119
Gartner, Inc. (a)	30,897	4,761,228
Global Payments, Inc.	103,446	18,885,102
IBM Corp.	305,050	40,888,902
Jack Henry & Associates, Inc.	26,574	3,871,035
Leidos Holdings, Inc.	45,962	4,499,220
MasterCard, Inc. Class A	305,790	91,305,836
Paychex, Inc.	109,594	9,322,066
PayPal Holdings, Inc. (a)	404,372	43,740,919
The Western Union Co.	144,809	3,877,985
VeriSign, Inc. (a)	35,502	6,840,525
Visa, Inc. Class A	589,687	110,802,187
		497,346,612
Semiconductors & Semiconductor Equipment - 4.2%
Advanced Micro Devices, Inc. (a)	383,542	17,589,236
Analog Devices, Inc.	126,779	15,066,416
Applied Materials, Inc.	318,124	19,418,289
Broadcom, Inc.	136,627	43,176,865
Intel Corp.	1,498,380	89,678,043
KLA-Tencor Corp.	54,348	9,683,183
Lam Research Corp.	49,958	14,607,719
Maxim Integrated Products, Inc.	93,467	5,749,155
Microchip Technology, Inc. (b)	82,144	8,602,120
Micron Technology, Inc. (a)	381,216	20,501,796
NVIDIA Corp.	210,786	49,597,946
Qorvo, Inc. (a)	40,126	4,663,845
Qualcomm, Inc.	393,310	34,701,741
Skyworks Solutions, Inc.	58,847	7,113,425
Texas Instruments, Inc.	321,998	41,309,123
Xilinx, Inc.	86,452	8,452,412
		389,911,314
Software - 7.0%
Adobe, Inc. (a)	166,723	54,986,913
ANSYS, Inc. (a)	29,426	7,574,547
Autodesk, Inc. (a)	75,736	13,894,527
Cadence Design Systems, Inc. (a)	96,366	6,683,946
Citrix Systems, Inc.	42,279	4,688,741
Fortinet, Inc. (a)	49,032	5,234,656
Intuit, Inc.	89,644	23,480,453
Microsoft Corp.	2,627,917	414,422,511
Nortonlifelock, Inc.	198,045	5,054,108
Oracle Corp.	746,240	39,535,795
Salesforce.com, Inc. (a)	305,500	49,686,520
ServiceNow, Inc. (a)	64,926	18,329,908
Synopsys, Inc. (a)	51,705	7,197,336
		650,769,961
Technology Hardware, Storage & Peripherals - 4.9%
Apple, Inc.	1,438,623	422,451,640
Hewlett Packard Enterprise Co.	446,942	7,088,500
HP, Inc.	509,861	10,477,644
NetApp, Inc.	78,828	4,907,043
Seagate Technology LLC	79,851	4,751,135
Western Digital Corp.	102,722	6,519,765
Xerox Holdings Corp.	64,217	2,367,681
		458,563,408

TOTAL INFORMATION TECHNOLOGY		2,138,169,371

MATERIALS - 2.6%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	75,911	17,838,326
Albemarle Corp. U.S. (b)	36,623	2,674,944
Celanese Corp. Class A	41,749	5,140,137
CF Industries Holdings, Inc.	75,100	3,585,274
Corteva, Inc.	257,412	7,609,099
Dow, Inc.	255,218	13,968,081
DowDuPont, Inc.	255,027	16,372,733
Eastman Chemical Co.	46,361	3,674,573
Ecolab, Inc.	86,347	16,664,108
FMC Corp.	44,768	4,468,742
International Flavors & Fragrances, Inc. (b)	36,880	4,758,258
Linde PLC	185,036	39,394,164
LyondellBasell Industries NV Class A	88,672	8,377,731
PPG Industries, Inc.	81,345	10,858,744
Sherwin-Williams Co.	28,288	16,507,180
The Mosaic Co.	120,765	2,613,355
		174,505,449
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	21,588	6,036,868
Vulcan Materials Co.	45,715	6,582,503
		12,619,371
Containers & Packaging - 0.3%
Amcor PLC	556,878	6,036,558
Avery Dennison Corp.	28,842	3,773,110
Ball Corp.	112,989	7,306,999
International Paper Co.	134,803	6,207,678
Packaging Corp. of America	32,694	3,661,401
Sealed Air Corp.	53,369	2,125,687
WestRock Co.	89,076	3,822,251
		32,933,684
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	501,139	6,574,944
Newmont Goldcorp Corp.	282,242	12,263,415
Nucor Corp.	104,244	5,866,852
		24,705,211

TOTAL MATERIALS		244,763,715

REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.8%
Alexandria Real Estate Equities, Inc.	39,773	6,426,521
American Tower Corp.	152,573	35,064,327
Apartment Investment & Management Co. Class A	51,424	2,656,050
AvalonBay Communities, Inc.	48,052	10,076,504
Boston Properties, Inc.	49,476	6,820,761
Crown Castle International Corp.	143,175	20,352,326
Digital Realty Trust, Inc.	71,842	8,602,361
Duke Realty Corp.	125,896	4,364,814
Equinix, Inc.	29,369	17,142,685
Equity Residential (SBI)	120,210	9,727,393
Essex Property Trust, Inc.	22,709	6,832,230
Extra Space Storage, Inc.	44,733	4,724,699
Federal Realty Investment Trust (SBI)	24,000	3,089,520
HCP, Inc.	170,955	5,892,819
Host Hotels & Resorts, Inc.	247,710	4,595,021
Iron Mountain, Inc. (b)	99,178	3,160,803
Kimco Realty Corp.	145,837	3,020,284
Mid-America Apartment Communities, Inc.	39,398	5,195,020
Prologis, Inc.	217,570	19,394,190
Public Storage	51,732	11,016,847
Realty Income Corp.	111,939	8,242,069
Regency Centers Corp.	57,876	3,651,397
SBA Communications Corp. Class A	38,745	9,337,158
Simon Property Group, Inc.	105,651	15,737,773
SL Green Realty Corp.	28,155	2,586,881
UDR, Inc.	100,375	4,687,513
Ventas, Inc.	128,741	7,433,505
Vornado Realty Trust	54,713	3,638,415
Welltower, Inc.	139,653	11,420,822
Weyerhaeuser Co.	256,199	7,737,210
		262,627,918
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	115,622	7,086,472

TOTAL REAL ESTATE		269,714,390

UTILITIES - 3.3%
Electric Utilities - 2.0%
Alliant Energy Corp.	82,197	4,497,820
American Electric Power Co., Inc.	170,085	16,074,733
Duke Energy Corp.	251,148	22,907,209
Edison International	123,859	9,340,207
Entergy Corp.	68,347	8,187,971
Evergy, Inc.	78,717	5,123,690
Eversource Energy	111,416	9,478,159
Exelon Corp.	334,610	15,254,870
FirstEnergy Corp.	185,960	9,037,656
NextEra Energy, Inc.	168,416	40,783,619
Pinnacle West Capital Corp.	38,826	3,491,622
PPL Corp.	248,568	8,918,620
Southern Co.	361,421	23,022,518
Xcel Energy, Inc.	180,245	11,443,755
		187,562,449
Gas Utilities - 0.0%
Atmos Energy Corp.	41,221	4,610,981
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	86,899	3,454,235
The AES Corp.	229,306	4,563,189
		8,017,424
Multi-Utilities - 1.1%
Ameren Corp.	84,978	6,526,310
CenterPoint Energy, Inc.	173,472	4,730,581
CMS Energy Corp.	98,038	6,160,708
Consolidated Edison, Inc.	114,475	10,356,553
Dominion Energy, Inc.	283,620	23,489,408
DTE Energy Co.	66,070	8,580,511
NiSource, Inc.	129,020	3,591,917
Public Service Enterprise Group, Inc.	174,149	10,283,498
Sempra Energy	97,108	14,709,920
WEC Energy Group, Inc.	108,576	10,013,964
		98,443,370
Water Utilities - 0.1%
American Water Works Co., Inc.	62,439	7,670,631

TOTAL UTILITIES		306,304,855

TOTAL COMMON STOCKS
(Cost $3,880,168,849)		9,217,371,312
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.82% 3/19/20 (c)
(Cost $896,479)	900,000	897,148
	Shares	Value

Money Market Funds - 1.1%
Fidelity Cash Central Fund 1.58% (d)	55,063,895	$55,074,907
Fidelity Securities Lending Cash Central Fund 1.58% (d)(e)	46,572,838	46,577,495
TOTAL MONEY MARKET FUNDS
(Cost $101,647,745)		101,652,402
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $3,982,713,073)		9,319,920,862
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(44,401,992)
NET ASSETS - 100%		$9,275,518,870

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	398	March 2020	$64,298,890	$882,300	$882,300

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $897,148.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,331,301
Fidelity Securities Lending Cash Central Fund	373,019
Total	$1,704,320

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$957,765,679	$957,765,679	$--	$--
Consumer Discretionary	899,102,772	899,102,772	--	--
Consumer Staples	663,961,954	663,961,954	--	--
Energy	400,604,585	400,604,585	--	--
Financials	1,193,616,751	1,193,616,751	--	--
Health Care	1,309,110,471	1,309,110,471	--	--
Industrials	834,256,769	834,256,769	--	--
Information Technology	2,138,169,371	2,138,169,371	--	--
Materials	244,763,715	244,763,715	--	--
Real Estate	269,714,390	269,714,390	--	--
Utilities	306,304,855	306,304,855	--	--
U.S. Government and Government Agency Obligations	897,148	--	897,148	--
Money Market Funds	101,652,402	101,652,402	--	--
Total Investments in Securities:	$9,319,920,862	$9,319,023,714	$897,148	$--
Derivative Instruments:
Assets
Futures Contracts	$882,300	$882,300	$--	$--
Total Assets	$882,300	$882,300	$--	$--
Total Derivative Instruments:	$882,300	$882,300	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$882,300	$0
Total Equity Risk	882,300	0
Total Value of Derivatives	$882,300	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		December 31, 2019
Assets
Investment in securities, at value (including securities loaned of $45,772,759) — See accompanying schedule: Unaffiliated issuers (cost $3,881,065,328)	$9,218,268,460
Fidelity Central Funds (cost $101,647,745)	101,652,402
Total Investment in Securities (cost $3,982,713,073)		$9,319,920,862
Segregated cash with brokers for derivative instruments		1,600,441
Receivable for fund shares sold		1,621,291
Dividends receivable		9,366,000
Distributions receivable from Fidelity Central Funds		59,087
Receivable for daily variation margin on futures contracts		158,950
Other receivables		26,333
Total assets		9,332,752,964
Liabilities
Payable for fund shares redeemed	$9,502,698
Accrued management fee	341,893
Distribution and service plan fees payable	390,024
Other affiliated payables	417,870
Other payables and accrued expenses	26,331
Collateral on securities loaned	46,555,278
Total liabilities		57,234,094
Net Assets		$9,275,518,870
Net Assets consist of:
Paid in capital		$3,899,650,267
Total accumulated earnings (loss)		5,375,868,603
Net Assets		$9,275,518,870
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($7,294,879,238 ÷ 22,771,747 shares)		$320.35
Service Class:
Net Asset Value, offering price and redemption price per share ($117,665,641 ÷ 368,693 shares)		$319.14
Service Class 2:
Net Asset Value, offering price and redemption price per share ($1,862,973,991 ÷ 5,888,570 shares)		$316.37

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2019
Investment Income
Dividends		$165,507,224
Interest		64,320
Income from Fidelity Central Funds (including $373,019 from security lending)		1,704,320
Total income		167,275,864
Expenses
Management fee	$3,755,814
Transfer agent fees	4,590,439
Distribution and service plan fees	4,056,394
Independent trustees' fees and expenses	44,872
Legal	386
Interest	18,163
Commitment fees	21,198
Total expenses before reductions	12,487,266
Expense reductions	(5,871)
Total expenses after reductions		12,481,395
Net investment income (loss)		154,794,469
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	36,998,717
Fidelity Central Funds	4,209
Futures contracts	9,076,687
Total net realized gain (loss)		46,079,613
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,991,027,144
Fidelity Central Funds	(2,306)
Futures contracts	195,497
Total change in net unrealized appreciation (depreciation)		1,991,220,335
Net gain (loss)		2,037,299,948
Net increase (decrease) in net assets resulting from operations		$2,192,094,417

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2019	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$154,794,469	$139,900,685
Net realized gain (loss)	46,079,613	103,785,461
Change in net unrealized appreciation (depreciation)	1,991,220,335	(560,106,509)
Net increase (decrease) in net assets resulting from operations	2,192,094,417	(316,420,363)
Distributions to shareholders	(278,671,068)	(175,009,093)
Share transactions - net increase (decrease)	536,384,329	(418,325,147)
Total increase (decrease) in net assets	2,449,807,678	(909,754,603)
Net Assets
Beginning of period	6,825,711,192	7,735,465,795
End of period	$9,275,518,870	$6,825,711,192

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Index 500 Portfolio Initial Class

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$252.46	$271.18	$227.46	$206.43	$208.12
Income from Investment Operations
Net investment income (loss)A	5.54	5.09	4.71	4.42	4.15
Net realized and unrealized gain (loss)	72.46	(17.22)	44.36	20.06	(1.44)
Total from investment operations	78.00	(12.13)	49.07	24.48	2.71
Distributions from net investment income	(5.82)	(5.28)B	(4.57)	(3.23)	(4.26)
Distributions from net realized gain	(4.29)	(1.31)B	(.78)	(.22)	(.13)
Total distributions	(10.11)	(6.59)	(5.35)	(3.45)	(4.40)C
Net asset value, end of period	$320.35	$252.46	$271.18	$227.46	$206.43
Total ReturnD,E	31.35%	(4.49)%	21.71%	11.86%	1.33%
Ratios to Average Net AssetsF,G
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.90%	1.82%	1.89%	2.07%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$7,294,879	$5,719,086	$6,139,813	$5,001,375	$4,103,865
Portfolio turnover rateH	7%	5%	5%	6%	9%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $4.40 per share is comprised of distributions from net investment income of $4.262 and distributions from net realized gain of $.133 per share.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Index 500 Portfolio Service Class

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$251.57	$270.23	$226.70	$205.82	$207.49
Income from Investment Operations
Net investment income (loss)A	5.23	4.79	4.44	4.19	3.93
Net realized and unrealized gain (loss)	72.18	(17.13)	44.21	19.97	(1.43)
Total from investment operations	77.41	(12.34)	48.65	24.16	2.50
Distributions from net investment income	(5.55)	(5.01)B	(4.34)	(3.07)	(4.03)
Distributions from net realized gain	(4.29)	(1.31)B	(.78)	(.22)	(.13)
Total distributions	(9.84)	(6.32)	(5.12)	(3.28)C	(4.17)D
Net asset value, end of period	$319.14	$251.57	$270.23	$226.70	$205.82
Total ReturnE,F	31.22%	(4.59)%	21.59%	11.75%	1.24%
Ratios to Average Net AssetsG,H
Expenses before reductions	.20%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	1.80%	1.72%	1.79%	1.97%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$117,666	$89,704	$92,965	$77,697	$64,618
Portfolio turnover rateI	7%	5%	5%	6%	9%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $3.28 per share is comprised of distributions from net investment income of $3.068 and distributions from net realized gain of $.216 per share.

 D Total distributions of $4.17 per share is comprised of distributions from net investment income of $4.033 and distributions from net realized gain of $.133 per share.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Index 500 Portfolio Service Class 2

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$249.51	$267.78	$224.72	$204.25	$206.02
Income from Investment Operations
Net investment income (loss)A	4.77	4.34	4.04	3.88	3.59
Net realized and unrealized gain (loss)	71.54	(16.96)	43.79	19.76	(1.42)
Total from investment operations	76.31	(12.62)	47.83	23.64	2.17
Distributions from net investment income	(5.16)	(4.34)B	(3.99)	(2.95)	(3.80)
Distributions from net realized gain	(4.29)	(1.31)B	(.78)	(.22)	(.13)
Total distributions	(9.45)	(5.65)	(4.77)	(3.17)	(3.94)C
Net asset value, end of period	$316.37	$249.51	$267.78	$224.72	$204.25
Total ReturnD,E	31.02%	(4.73)%	21.41%	11.58%	1.08%
Ratios to Average Net AssetsF,G
Expenses before reductions	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	1.65%	1.57%	1.64%	1.82%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$1,862,974	$1,016,922	$1,502,688	$1,215,228	$575,158
Portfolio turnover rateH	7%	5%	5%	6%	9%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $3.94 per share is comprised of distributions from net investment income of $3.804 and distributions from net realized gain of $.133 per share.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2019

1. Organization.

VIP Index 500 Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $26,331 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2019, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, deferred trustees compensation, certain deemed dividends and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$5,493,748,231
Gross unrealized depreciation	(177,142,729)
Net unrealized appreciation (depreciation)	$5,316,605,502
Tax Cost	$4,003,315,360

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$35,115,315
Undistributed long-term capital gain	$24,174,116
Net unrealized appreciation (depreciation) on securities and other investments	$5,316,605,502

The tax character of distributions paid was as follows:

	December 31, 2019	December 31, 2018
Ordinary Income	$189,954,446	$ 148,245,321
Long-term Capital Gains	88,716,622	26,763,772
Total	$278,671,068	$ 175,009,093

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $951,911,645 and $576,726,174, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .045% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that total expenses do not exceed an annual rate of .10% of each class' average net assets, excluding the distribution and service fee for each applicable class, with certain exceptions.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$105,395
Service Class 2	3,950,999
$4,056,394

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing, and shareholder servicing agent for each class. FIIOC receives asset-based fees of .07% of each class's average net assets for transfer agent services, typesetting, and printing and mailing of shareholder reports, excluding mailing of proxy statements. Under the expense contract, each class pays a portion of the transfer agent fees equal to an annual rate of .055% of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Initial Class	$3,663,252
Service Class	57,967
Service Class 2	869,220
$4,590,439

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
VIP Index 500 Portfolio	Borrower	$19,757,154	2.55%	$18,163

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $21,198 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Total fees paid by the Fund to NFS, as lending agent, amounted to $8,663. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $5,871.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended December 31, 2019	Year ended December 31, 2018
Distributions to shareholders
Initial Class	$228,445,268	$146,828,196
Service Class	3,546,518	2,204,592
Service Class 2	46,679,282	25,976,305
Total	$278,671,068	$175,009,093

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2019	Year ended December 31, 2018
Initial Class
Shares sold	2,647,754	2,237,184	$769,737,549	$616,855,660
Reinvestment of distributions	787,197	574,264	228,445,268	146,828,196
Shares redeemed	(3,316,362)	(2,799,244)	(972,881,354)	(772,493,556)
Net increase (decrease)	118,589	12,204	$25,301,463	$(8,809,700)
Service Class
Shares sold	37,954	33,610	$10,974,722	$9,342,521
Reinvestment of distributions	12,269	8,652	3,546,518	2,204,592
Shares redeemed	(38,107)	(29,706)	(11,067,349)	(8,241,258)
Net increase (decrease)	12,116	12,556	$3,453,891	$3,305,855
Service Class 2
Shares sold	2,440,351	667,272	$676,913,168	$183,031,179
Reinvestment of distributions	161,025	102,379	46,679,282	25,976,305
Shares redeemed	(788,463)	(2,305,703)	(215,963,475)	(621,828,786)
Net increase (decrease)	1,812,913	(1,536,052)	$507,628,975	$(412,821,302)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 39% of the total outstanding shares of the Fund.

Effective January 1, 2020, following any required regulatory notices and approvals:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. (FIIOC) converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund II and Shareholders of VIP Index 500 Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of VIP Index 500 Portfolio (the "Fund"), a fund of Variable Insurance Products Fund II, including the schedule of investments, as of December 31, 2019, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

February 10, 2020

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Michael E. Wiley, each of the Trustees oversees 302 funds. Mr. Wiley oversees 199 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the Investment Company Act of 1940 (1940 Act)) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present) and Board of Directors (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Chair (2018-present) and Member (2013-present) of the Board of Governors, State University System of Florida and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present) and as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), a Director of Fortune Brands, Inc. (consumer products, 2000-2011), and a member of the Board of Trustees of the University of Florida (2013-2018).

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of High Point Resources (exploration and production, 2005-present). Previously, Mr. Wiley served as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a Director of Andeavor Logistics LP (natural resources logistics, 2015-2018), a Director of Post Oak Bank (privately-held bank, 2004-2018), a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), an Advisory Director of Riverstone Holdings (private investment), a Director of Spinnaker Exploration Company (exploration and production, 2001-2005) and Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Fuller also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Fuller serves as a member of the Board of Directors, Audit Committee, and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present). Previously, Ms. Fuller served as the Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006).

Patricia L. Kampling (1959)

Year of Election or Appointment: 2020

Member of the Advisory Board

Ms. Kampling also serves as Member of the Advisory Board of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Compensation Committee and Executive Committee and as Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).

Susan Tomasky (1953)

Year of Election or Appointment: 2020

Member of the Advisory Board

Ms. Tomasky also serves as Member of the Advisory Board of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present). In addition, Ms. Tomasky currently serves as a member of the Board of the Columbus Regional Airport Authority (2007-present), as a member of the Board of the Royal Shakespeare Company – America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board of Kenyon College (2016-present). Previously, Ms. Tomasky served as a member of the Board (2011-2019) and as Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2019

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2020

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2020

Deputy Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2019 to December 31, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2019	Ending Account Value December 31, 2019	Expenses Paid During Period-B July 1, 2019 to December 31, 2019
Initial Class	.10%
Actual		$1,000.00	$1,108.70	$.53
Hypothetical-C		$1,000.00	$1,024.70	$.51
Service Class	.20%
Actual		$1,000.00	$1,108.20	$1.06
Hypothetical-C		$1,000.00	$1,024.20	$1.02
Service Class 2.35%
Actual		$1,000.00	$1,107.30	$1.86
Hypothetical-C		$1,000.00	$1,023.44	$1.79

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of VIP Index 500 Portfolio voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
VIP Index 500 Portfolio
Initial Class	02/07/2020	02/07/2020	$1.064	$1.021
Service Class	02/07/2020	02/07/2020	$1.014	$1.021
Service Class 2	02/07/2020	02/07/2020	$0.941	$1.021

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2019, $24,187,927, or, if subsequently determined to be different, the net capital gain of such year.

Initial Class designates 87% and 100%; Service Class designates 90% and 100%; and Service Class 2 designates 96% and 100%; of the dividends distributed in February and December, respectively, during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Board Approval of Investment Advisory Contracts

VIP Index 500 Portfolio

At its November 2019 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated management contract and amended and restated sub-advisory agreements, including a sub-advisory agreement with Geode Capital Management, LLC (Geode) (together, the Amended and Restated Contracts) for the fund, effective January 1, 2020, for a one month period through January 31, 2020, in connection with an upcoming consolidation of certain of Fidelity's advisory businesses.

The Board considered that, on or about January 1, 2020, each of FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and SelectCo, LLC (SelectCo) will merge with and into Fidelity Management & Research Company (FMR) and that, after the merger, FMR will redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FMRC upon the completion of the merger. The Board noted that the Amended and Restated Contracts would be updated to reflect the renamed adviser, Fidelity Management & Research Company LLC and its new form of organization and domicile. The Board also noted that the Amended and Restated Contracts will not change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the fund.

The Board concluded that the fund's Amended and Restated Contracts are fair and reasonable, and that the fund's Advisory Contracts should be approved through January 31, 2020.

In connection with its consideration of future renewals of the fund's Amended and Restated Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Amended and Restated Contracts should be approved.

VIPIDX-ANN-0220
1.540028.122

Fidelity® Variable Insurance Products:

Contrafund® Portfolio

Annual Report

December 31, 2019

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, and if your insurance carrier elects to participate, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your variable insurance product unless you specifically request paper copies from your financial professional or the administrator of your variable insurance product. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically, by contacting your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548. Your election to receive reports in paper will apply to all funds available under your variable insurance product.

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2019	Past 1 year	Past 5 years	Past 10 years
Initial Class	31.58%	10.30%	12.30%
Service Class	31.45%	10.19%	12.19%
Service Class 2	31.27%	10.02%	12.02%
Investor Class	31.49%	10.21%	12.21%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Contrafund℠ Portfolio - Initial Class on December 31, 2009.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$31,912	VIP Contrafund℠ Portfolio - Initial Class
$35,666	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  U.S. stocks continued to roll in 2019, with the S&P 500® index soaring 31.49% and marking history as the longest and strongest bull market ever, despite persistent, nagging concerns about global economic growth and trade. After a rough end to 2018, equities sharply reversed course to begin the new year amid upbeat company earnings and signs the Federal Reserve may pause on rates. The uptrend continued until May, when the index sunk as trade negotiations between the U.S. and China broke down. The bull market roared back to record a series of highs in July, when the Fed cut interest rates for the first time since 2008. Volatility intensified in August, as the Treasury yield curve inverted, which some investors viewed as a sign the U.S. economy could be heading for recession. But the market proved resilient, hitting a new high on October 30, when the Fed lowered rates for the third time in 2019, and moving even higher through year-end. Gains were robust and broad-based, with information technology (+50%) leading the way with its best calendar-year result in a decade, amid strong growth trends. Communication services (+33%) and financials (+32%) also stood out. In contrast, energy (+12%) was by far the weakest group – struggling amid sluggish oil prices – while several strong gainers nonetheless fell short of the broader market: industrials and real estate (+29% each), consumer discretionary and consumer staples (+28% each), utilities (+26%), materials (+25%), and health care (+21%).

Comments from Co-Portfolio Managers William Danoff and Jean Park:  For the year, the fund's share classes gained about 31% to 32%, roughly in line with the benchmark S&P 500® index. Versus the benchmark, a considerable overweighting in the market-leading information technology sector notably contributed, as did underexposure to energy. Our picks in health care and consumer staples also helped. The biggest individual contributor was a large investment in Microsoft (+58%), which benefited from enterprises moving their information technology workloads from their own data centers to larger and cheaper third-party data centers. It also helped to overweight Facebook (+57%), as the social-media platform operator reported better-than-expected revenue and earnings. Microsoft and Facebook were among the fund's top holdings. Conversely, security selection in information technology and financials detracted most. The fund's modest position in cash hampered relative performance in a strong market. The largest individual relative detractor was an underweighting in Apple (+89%), a maker of personal electronics and a sizable benchmark component the past year.The company had favorable financial results, driven by its wearables, home and accessories segment. Underexposure to Apple allowed us to invest in companies with better growth prospects. In health care, it hurt to overweight UnitedHealth Group, as shares of the managed health care and insurance giantgained 20% in 2019, lagging the benchmark.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of December 31, 2019

% of fund's net assets
Microsoft Corp.	7.2
Alphabet, Inc. Class C	4.5
Amazon.com, Inc.	4.5
Facebook, Inc. Class A	4.2
Salesforce.com, Inc.	3.5
UnitedHealth Group, Inc.	3.2
Berkshire Hathaway, Inc. Class B	2.9
Apple, Inc.	2.8
JPMorgan Chase & Co.	2.4
MasterCard, Inc. Class A	2.3
37.5

Top Market Sectors as of December 31, 2019

% of fund's net assets
Information Technology	32.3
Health Care	15.4
Financials	12.6
Communication Services	12.5
Consumer Discretionary	11.3
Consumer Staples	5.0
Industrials	4.3
Materials	2.2
Real Estate	1.3
Energy	1.1

Asset Allocation (% of fund's net assets)

As of December 31, 2019*
Stocks	98.7%
Short-Term Investments and Net Other Assets (Liabilities)	1.3%

 * Foreign investments - 6.3%

Schedule of Investments December 31, 2019

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
COMMUNICATION SERVICES - 12.5%
Entertainment - 2.9%
Activision Blizzard, Inc.	108,728	$6,460,618
Electronic Arts, Inc. (a)	48,855	5,252,401
Netflix, Inc. (a)	1,114,054	360,474,453
Sea Ltd. ADR (a)	31,756	1,277,226
Spotify Technology SA (a)	20,297	3,035,416
Take-Two Interactive Software, Inc. (a)	382,400	46,817,232
The Walt Disney Co.	712,758	103,086,190
		526,403,536
Interactive Media & Services - 8.7%
Alphabet, Inc.:
Class A (a)	1,872	2,507,338
Class C (a)	615,767	823,292,794
CarGurus, Inc. Class A (a)	1,088	38,276
Facebook, Inc. Class A (a)	3,669,713	753,208,593
TripAdvisor, Inc.	106,700	3,241,546
		1,582,288,547
Media - 0.7%
Charter Communications, Inc. Class A (a)	22,852	11,085,048
Comcast Corp. Class A	2,389,748	107,466,968
Discovery Communications, Inc. Class A (a)	108,185	3,541,977
Liberty Media Corp. Liberty Formula One Group Series C (a)	230	10,572
		122,104,565
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	418,401	32,811,006

TOTAL COMMUNICATION SERVICES		2,263,607,654

CONSUMER DISCRETIONARY - 11.3%
Automobiles - 0.0%
Tesla, Inc. (a)	12,100	5,061,793
Toyota Motor Corp.	14,700	1,035,784
		6,097,577
Hotels, Restaurants & Leisure - 1.2%
Chipotle Mexican Grill, Inc. (a)	57,485	48,121,268
Churchill Downs, Inc.	7,817	1,072,492
Evolution Gaming Group AB (b)	182,800	5,503,702
Hilton Worldwide Holdings, Inc.	48,694	5,400,652
McDonald's Corp.	288,490	57,008,509
Starbucks Corp.	1,189,178	104,552,530
		221,659,153
Household Durables - 0.5%
Garmin Ltd.	72,404	7,063,734
Lennar Corp. Class A	531,099	29,630,013
Mohawk Industries, Inc. (a)	55,226	7,531,722
NVR, Inc. (a)	11,400	43,415,874
		87,641,343
Internet & Direct Marketing Retail - 5.1%
Alibaba Group Holding Ltd.	1,362,900	36,239,991
Alibaba Group Holding Ltd. sponsored ADR (a)	22,657	4,805,550
Amazon.com, Inc. (a)	443,002	818,596,816
eBay, Inc.	1,550,000	55,970,500
Expedia, Inc.	62,000	6,704,680
Meituan Dianping Class B (a)	196,200	2,565,710
		924,883,247
Multiline Retail - 0.5%
Dollar General Corp.	534,609	83,388,312
Specialty Retail - 2.8%
AutoZone, Inc. (a)	43,599	51,939,925
Best Buy Co., Inc.	97,710	8,578,938
Burlington Stores, Inc. (a)	15,145	3,453,514
John David Group PLC	751,500	8,335,789
Lowe's Companies, Inc.	559,300	66,981,768
O'Reilly Automotive, Inc. (a)	47,616	20,868,188
Ross Stores, Inc.	85,969	10,008,511
Sally Beauty Holdings, Inc. (a)	137,400	2,507,550
The Home Depot, Inc.	896,260	195,725,259
TJX Companies, Inc.	2,000,354	122,141,615
Ulta Beauty, Inc. (a)	31,000	7,847,340
Urban Outfitters, Inc. (a)	490,000	13,607,300
		511,995,697
Textiles, Apparel & Luxury Goods - 1.2%
adidas AG	196,249	63,794,399
Allbirds, Inc. (a)(c)(d)	130,840	1,487,651
Burberry Group PLC	91,500	2,672,480
Deckers Outdoor Corp. (a)	29,259	4,940,675
Hermes International SCA	4,580	3,422,527
lululemon athletica, Inc. (a)	1,759	407,508
NIKE, Inc. Class B	1,026,330	103,977,492
Ralph Lauren Corp.	40,521	4,749,872
VF Corp.	361,601	36,037,156
		221,489,760

TOTAL CONSUMER DISCRETIONARY		2,057,155,089

CONSUMER STAPLES - 5.0%
Beverages - 1.1%
Budweiser Brewing Co. APAC Ltd. (a)(b)	1,238,900	4,181,445
Keurig Dr. Pepper, Inc.	1,074,380	31,103,301
PepsiCo, Inc.	921,042	125,878,810
The Coca-Cola Co.	633,557	35,067,380
		196,230,936
Food & Staples Retailing - 1.8%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	190,600	6,048,767
Costco Wholesale Corp.	684,219	201,105,648
Grocery Outlet Holding Corp. (e)	89,045	2,889,510
Walmart, Inc.	907,165	107,807,489
		317,851,414
Food Products - 0.3%
Mondelez International, Inc.	135,253	7,449,735
The Hershey Co.	288,000	42,330,240
The Simply Good Foods Co. (a)	139,234	3,973,738
		53,753,713
Household Products - 0.8%
Procter & Gamble Co.	1,227,157	153,271,909
Personal Products - 1.0%
Estee Lauder Companies, Inc. Class A	868,408	179,360,988
L'Oreal SA	15,400	4,560,384
Shiseido Co. Ltd.	70,600	5,013,305
		188,934,677

TOTAL CONSUMER STAPLES		910,042,649

ENERGY - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Canadian Natural Resources Ltd.	159,600	5,162,065
Centennial Resource Development, Inc. Class A (a)	850,270	3,928,247
Continental Resources, Inc.	154,372	5,294,960
EOG Resources, Inc.	145,301	12,170,412
Hess Corp.	962,946	64,334,422
Magnolia Oil & Gas Corp. Class A (a)	851,052	10,706,234
Reliance Industries Ltd.	4,815,081	102,169,062
		203,765,402
FINANCIALS - 12.6%
Banks - 4.2%
Bank of America Corp.	7,579,177	266,938,614
Citigroup, Inc.	55,900	4,465,851
HDFC Bank Ltd. sponsored ADR	767,514	48,637,362
JPMorgan Chase & Co.	3,089,939	430,737,497
Kotak Mahindra Bank Ltd.	45,700	1,078,758
PNC Financial Services Group, Inc.	69,231	11,051,345
U.S. Bancorp	88,300	5,235,307
		768,144,734
Capital Markets - 2.2%
Brookfield Asset Management, Inc. (Canada) Class A	191,800	11,082,172
Charles Schwab Corp.	171,400	8,151,784
CME Group, Inc.	619,674	124,380,965
Moody's Corp.	47,534	11,285,047
Morgan Stanley	1,129,700	57,750,264
MSCI, Inc.	320,735	82,807,362
S&P Global, Inc.	346,900	94,721,045
Tradeweb Markets, Inc. Class A	9,772	452,932
XP, Inc. Class A (a)	73,100	2,815,812
		393,447,383
Consumer Finance - 1.8%
American Express Co.	2,568,771	319,786,302
Diversified Financial Services - 2.9%
AXA Equitable Holdings, Inc.	42,400	1,050,672
Berkshire Hathaway, Inc. Class B (a)	2,321,388	525,794,382
		526,845,054
Insurance - 1.5%
AFLAC, Inc.	1,360,745	71,983,411
Allstate Corp.	589,289	66,265,548
American International Group, Inc.	562,124	28,853,825
Arch Capital Group Ltd. (a)	315,400	13,527,506
Assurant, Inc.	121,533	15,930,546
Chubb Ltd.	98,549	15,340,137
Marsh & McLennan Companies, Inc.	28,209	3,142,765
Primerica, Inc.	35,762	4,669,087
Progressive Corp.	770,000	55,740,300
The Travelers Companies, Inc.	4,100	561,495
		276,014,620

TOTAL FINANCIALS		2,284,238,093

HEALTH CARE - 15.4%
Biotechnology - 1.9%
AbbVie, Inc.	1,172,215	103,787,916
Acceleron Pharma, Inc. (a)	14,137	749,544
Allogene Therapeutics, Inc. (a)(e)	43,387	1,127,194
Amgen, Inc.	356,200	85,869,134
Argenx SE ADR (a)	8,200	1,316,264
bluebird bio, Inc. (a)	30,290	2,657,948
Bridgebio Pharma, Inc.	27,750	972,638
Galapagos Genomics NV sponsored ADR (a)	9,860	2,039,344
Global Blood Therapeutics, Inc. (a)	14,200	1,128,758
Idorsia Ltd. (a)	220,300	6,815,232
Innovent Biolgics, Inc. (a)(b)	338,000	1,151,637
Morphosys AG (a)	15,900	2,261,482
Regeneron Pharmaceuticals, Inc. (a)	58,625	22,012,515
Turning Point Therapeutics, Inc.	53,447	3,329,214
Vertex Pharmaceuticals, Inc. (a)	504,085	110,369,411
		345,588,231
Health Care Equipment & Supplies - 6.4%
Abbott Laboratories	1,707,336	148,299,205
Baxter International, Inc.	1,279,968	107,030,924
Becton, Dickinson & Co.	176,500	48,002,705
Boston Scientific Corp. (a)	2,118,937	95,818,331
Danaher Corp.	1,286,463	197,446,341
DexCom, Inc. (a)	181,442	39,688,623
Edwards Lifesciences Corp. (a)	1,165,580	271,918,158
Haemonetics Corp. (a)	8,600	988,140
Hoya Corp.	5,500	528,968
Intuitive Surgical, Inc. (a)	239,120	141,355,788
Masimo Corp. (a)	20,905	3,304,244
ResMed, Inc.	359,890	55,772,153
Sonova Holding AG Class B	51,600	11,809,671
Stryker Corp.	175,257	36,793,455
Zimmer Biomet Holdings, Inc.	36,200	5,418,416
		1,164,175,122
Health Care Providers & Services - 4.0%
Anthem, Inc.	54,336	16,411,102
Centene Corp. (a)	755,000	47,466,850
Cigna Corp.	201,347	41,173,448
Hapvida Participacoes e Investimentos SA (b)	464,300	7,375,337
HCA Holdings, Inc.	203,120	30,023,167
UnitedHealth Group, Inc.	1,982,040	582,680,119
		725,130,023
Health Care Technology - 0.2%
Veeva Systems, Inc. Class A (a)	173,368	24,385,943
Life Sciences Tools & Services - 1.0%
10X Genomics, Inc. (a)	35,371	2,697,039
Bio-Rad Laboratories, Inc. Class A (a)	18,174	6,724,925
Bruker Corp.	23,200	1,182,504
IQVIA Holdings, Inc. (a)	114,894	17,752,272
Mettler-Toledo International, Inc. (a)	32,908	26,105,258
PRA Health Sciences, Inc. (a)	9,800	1,089,270
Thermo Fisher Scientific, Inc.	395,899	128,615,708
Wuxi Biologics (Cayman), Inc. (a)(b)	101,000	1,278,653
		185,445,629
Pharmaceuticals - 1.9%
Astellas Pharma, Inc.	70,000	1,194,899
AstraZeneca PLC:
(United Kingdom)	62,366	6,242,335
sponsored ADR	1,437,817	71,689,556
Bristol-Myers Squibb Co.	932,447	59,853,773
Bristol-Myers Squibb Co. rights (a)	621,200	1,869,812
Eli Lilly & Co.	42,234	5,550,815
Hansoh Pharmaceutical Group Co. Ltd. (b)	2,050,000	6,813,778
Merck & Co., Inc.	511,015	46,476,814
Novartis AG sponsored ADR	274,731	26,014,278
Roche Holding AG (participation certificate)	143,200	46,540,403
Zoetis, Inc. Class A	594,096	78,628,606
		350,875,069

TOTAL HEALTH CARE		2,795,600,017

INDUSTRIALS - 4.3%
Aerospace & Defense - 1.9%
Harris Corp.	433,605	85,797,421
Huntington Ingalls Industries, Inc.	185,000	46,412,800
Lockheed Martin Corp.	21,175	8,245,122
Northrop Grumman Corp.	190,251	65,440,636
TransDigm Group, Inc.	245,907	137,707,920
		343,603,899
Air Freight & Logistics - 0.1%
C.H. Robinson Worldwide, Inc.	209,000	16,343,800
Airlines - 0.0%
Southwest Airlines Co.	36,100	1,948,678
United Continental Holdings, Inc. (a)	11,400	1,004,226
		2,952,904
Building Products - 0.2%
Allegion PLC	9,000	1,120,860
Masco Corp.	67,000	3,215,330
Toto Ltd.	578,600	24,432,608
		28,768,798
Commercial Services & Supplies - 0.2%
Cintas Corp.	97,905	26,344,277
Clean TeQ Holdings Ltd. (a)	51,800	7,452
Copart, Inc. (a)	170,000	15,459,800
Edenred SA	20,100	1,039,378
		42,850,907
Electrical Equipment - 0.2%
AMETEK, Inc.	316,289	31,546,665
Generac Holdings, Inc. (a)	21,786	2,191,454
Vestas Wind Systems A/S	88,700	8,959,277
		42,697,396
Industrial Conglomerates - 0.5%
General Electric Co.	3,671,221	40,970,826
Roper Technologies, Inc.	137,000	48,529,510
		89,500,336
Machinery - 0.5%
Dover Corp.	196,500	22,648,590
Fortive Corp.	758,206	57,919,356
IDEX Corp.	11,157	1,919,004
Ingersoll-Rand PLC	65,477	8,703,203
PACCAR, Inc.	13,600	1,075,760
		92,265,913
Professional Services - 0.5%
Clarivate Analytics PLC (a)	837,345	14,067,396
CoStar Group, Inc. (a)	15,916	9,522,543
Experian PLC	266,854	9,046,212
FTI Consulting, Inc. (a)	432,370	47,846,064
Verisk Analytics, Inc.	81,000	12,096,540
		92,578,755
Road & Rail - 0.2%
Canadian Pacific Railway Ltd.	21,200	5,404,363
Union Pacific Corp.	168,172	30,403,816
		35,808,179

TOTAL INDUSTRIALS		787,370,887

INFORMATION TECHNOLOGY - 32.3%
Communications Equipment - 0.7%
Cisco Systems, Inc.	1,990,100	95,445,196
Motorola Solutions, Inc.	185,753	29,932,238
		125,377,434
Electronic Equipment & Components - 1.6%
Amphenol Corp. Class A	1,617,298	175,040,163
CDW Corp.	248,050	35,431,462
Keysight Technologies, Inc. (a)	533,111	54,713,182
Zebra Technologies Corp. Class A (a)	119,930	30,634,919
		295,819,726
IT Services - 8.8%
Accenture PLC Class A	512,597	107,937,550
Adyen BV (a)(b)	25,119	20,596,643
Booz Allen Hamilton Holding Corp. Class A	351,100	24,973,743
Endava PLC ADR (a)	21,012	979,159
EPAM Systems, Inc. (a)	90,896	19,284,495
Fidelity National Information Services, Inc.	420,887	58,541,173
Fiserv, Inc. (a)	58,472	6,761,117
FleetCor Technologies, Inc. (a)	121,699	35,015,236
Global Payments, Inc.	737,778	134,688,752
MasterCard, Inc. Class A	1,373,540	410,125,309
MongoDB, Inc. Class A (a)(e)	512,198	67,410,379
Okta, Inc. (a)	1,477,651	170,476,596
PayPal Holdings, Inc. (a)	1,303,044	140,950,269
Square, Inc. (a)	48,662	3,044,295
StoneCo Ltd. Class A (a)	105,400	4,204,406
VeriSign, Inc. (a)	48,100	9,267,908
Visa, Inc. Class A	2,034,956	382,368,232
		1,596,625,262
Semiconductors & Semiconductor Equipment - 3.1%
Advanced Micro Devices, Inc. (a)	1,570,739	72,034,091
Analog Devices, Inc.	170,339	20,243,087
Applied Materials, Inc.	40,647	2,481,093
ASML Holding NV	26,199	7,753,332
Cirrus Logic, Inc. (a)	48,700	4,013,367
Enphase Energy, Inc. (a)(e)	42,900	1,120,977
KLA-Tencor Corp.	283,351	50,484,648
Lam Research Corp.	348,451	101,887,072
Marvell Technology Group Ltd.	186,919	4,964,569
Mellanox Technologies Ltd. (a)	136,234	15,963,900
Microchip Technology, Inc.	46,523	4,871,889
Micron Technology, Inc. (a)	268,000	14,413,040
NVIDIA Corp.	426,760	100,416,628
NXP Semiconductors NV	185,658	23,626,837
Qorvo, Inc. (a)	54,100	6,288,043
Qualcomm, Inc.	766,210	67,602,708
Skyworks Solutions, Inc.	78,420	9,479,410
SolarEdge Technologies, Inc. (a)	46,553	4,426,725
Synaptics, Inc. (a)	49,856	3,279,029
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	26,998	1,568,584
Texas Instruments, Inc.	67,400	8,646,746
Universal Display Corp.	10,800	2,225,556
Xilinx, Inc.	274,950	26,881,862
		554,673,193
Software - 15.3%
Adobe, Inc. (a)	1,043,853	344,273,158
Atlassian Corp. PLC (a)	676,542	81,415,064
Cadence Design Systems, Inc. (a)	125,068	8,674,716
Ceridian HCM Holding, Inc. (a)	76,300	5,179,244
Coupa Software, Inc. (a)(e)	485,510	71,005,838
DocuSign, Inc. (a)	31,129	2,306,970
Dropbox, Inc. Class A (a)	92,531	1,657,230
Fortinet, Inc. (a)	408,900	43,654,164
Intuit, Inc.	286,432	75,025,134
Microsoft Corp.	8,295,300	1,308,168,805
Netcompany Group A/S (a)(b)	856	40,732
Paycom Software, Inc. (a)	5,000	1,323,800
RingCentral, Inc. (a)	791,862	133,563,364
Salesforce.com, Inc. (a)	3,908,838	635,733,412
Slack Technologies, Inc. Class A (a)	288,600	6,487,728
Synopsys, Inc. (a)	38,658	5,381,194
Workday, Inc. Class A (a)	367,701	60,468,429
Xero Ltd. (a)	20,100	1,128,414
		2,785,487,396
Technology Hardware, Storage & Peripherals - 2.8%
Apple, Inc.	1,710,000	502,141,500
Samsung Electronics Co. Ltd.	150,900	7,286,196
		509,427,696

TOTAL INFORMATION TECHNOLOGY		5,867,410,707

MATERIALS - 2.2%
Chemicals - 0.7%
Air Products & Chemicals, Inc.	52,883	12,426,976
FMC Corp.	32,700	3,264,114
PPG Industries, Inc.	43,095	5,752,752
Sherwin-Williams Co.	154,582	90,204,780
Westlake Chemical Corp.	136,994	9,610,129
		121,258,751
Construction Materials - 0.0%
Vulcan Materials Co.	684	98,489
Containers & Packaging - 0.0%
Avery Dennison Corp.	8,000	1,046,560
Metals & Mining - 1.5%
Agnico Eagle Mines Ltd. (Canada)	87,300	5,376,962
Barrick Gold Corp.	106,699	1,983,534
Barrick Gold Corp. (Canada)	2,364,509	43,919,724
Franco-Nevada Corp.	740,800	76,495,993
Kirkland Lake Gold Ltd.	2,766,764	121,958,778
Lundin Gold, Inc. (a)(e)	314,400	2,016,828
Newcrest Mining Ltd.	595,438	12,639,921
Royal Gold, Inc.	16,318	1,994,876
Wheaton Precious Metals Corp.	75,000	2,231,720
		268,618,336

TOTAL MATERIALS		391,022,136

REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.3%
American Tower Corp.	741,809	170,482,544
Equity Commonwealth	33,300	1,093,239
Equity Lifestyle Properties, Inc.	184,486	12,985,970
Equity Residential (SBI)	169,756	13,736,656
Prologis, Inc.	33,600	2,995,104
Public Storage	12,100	2,576,816
SBA Communications Corp. Class A	157,000	37,835,430
		241,705,759
UTILITIES - 0.7%
Electric Utilities - 0.7%
NextEra Energy, Inc.	529,797	128,295,642
TOTAL COMMON STOCKS
(Cost $11,861,029,172)		17,930,214,035

Preferred Stocks - 0.0%
Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (a)(c)(d)	51,640	587,147
Series B (a)(c)(d)	9,070	103,126
Series C (a)(c)(d)	86,705	985,836
Series Seed (a)(c)(d)	27,745	315,461
		1,991,570
Nonconvertible Preferred Stocks - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleo Brasileiro SA - Petrobras sponsored ADR	126,400	2,014,816
TOTAL PREFERRED STOCKS
(Cost $3,994,978)		4,006,386

Money Market Funds - 1.8%
Fidelity Cash Central Fund 1.58% (f)	247,247,971	247,297,421
Fidelity Securities Lending Cash Central Fund 1.58% (f)(g)	74,514,338	74,521,790
TOTAL MONEY MARKET FUNDS
(Cost $321,814,303)		321,819,211
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $12,186,838,453)		18,256,039,632
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(88,673,674)
NET ASSETS - 100%		$18,167,365,958

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $46,941,927 or 0.3% of net assets.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,479,221 or 0.0% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security is on loan at period end.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Allbirds, Inc.	10/9/18	$1,434,943
Allbirds, Inc. Series A	10/9/18	$566,344
Allbirds, Inc. Series B	10/9/18	$99,472
Allbirds, Inc. Series C	10/9/18	$950,908
Allbirds, Inc. Series Seed	10/9/18	$304,284

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,213,607
Fidelity Securities Lending Cash Central Fund	1,057,918
Total	$6,271,525

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$2,263,607,654	$2,263,607,654	$--	$--
Consumer Discretionary	2,059,146,659	2,054,631,654	1,035,784	3,479,221
Consumer Staples	910,042,649	905,029,344	5,013,305	--
Energy	205,780,218	205,780,218	--	--
Financials	2,284,238,093	2,284,238,093	--	--
Health Care	2,795,600,017	2,741,622,380	53,977,637	--
Industrials	787,370,887	744,932,790	42,438,097	--
Information Technology	5,867,410,707	5,867,410,707	--	--
Materials	391,022,136	391,022,136	--	--
Real Estate	241,705,759	241,705,759	--	--
Utilities	128,295,642	128,295,642	--	--
Money Market Funds	321,819,211	321,819,211	--	--
Total Investments in Securities:	$18,256,039,632	$18,150,095,588	$102,464,823	$3,479,221

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		December 31, 2019
Assets
Investment in securities, at value (including securities loaned of $74,281,059) — See accompanying schedule: Unaffiliated issuers (cost $11,865,024,150)	$17,934,220,421
Fidelity Central Funds (cost $321,814,303)	321,819,211
Total Investment in Securities (cost $12,186,838,453)		$18,256,039,632
Cash		41,333
Foreign currency held at value (cost $28,965)		28,965
Receivable for investments sold		37
Receivable for fund shares sold		1,907,888
Dividends receivable		17,149,831
Distributions receivable from Fidelity Central Funds		706,532
Prepaid expenses		24,544
Other receivables		1,128,228
Total assets		18,277,026,990
Liabilities
Payable for investments purchased	$79,866
Payable for fund shares redeemed	18,746,927
Accrued management fee	8,000,294
Distribution and service plan fees payable	1,783,065
Other affiliated payables	1,222,079
Other payables and accrued expenses	5,307,776
Collateral on securities loaned	74,521,025
Total liabilities		109,661,032
Net Assets		$18,167,365,958
Net Assets consist of:
Paid in capital		$12,019,135,885
Total accumulated earnings (loss)		6,148,230,073
Net Assets		$18,167,365,958
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($6,919,368,545 ÷ 186,160,564 shares)		$37.17
Service Class:
Net Asset Value, offering price and redemption price per share ($1,493,164,385 ÷ 40,397,936 shares)		$36.96
Service Class 2:
Net Asset Value, offering price and redemption price per share ($8,038,646,292 ÷ 222,684,558 shares)		$36.10
Investor Class:
Net Asset Value, offering price and redemption price per share ($1,716,186,736 ÷ 46,494,113 shares)		$36.91

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2019
Investment Income
Dividends		$187,628,246
Income from Fidelity Central Funds (including $1,057,918 from security lending)		6,271,525
Total income		193,899,771
Expenses
Management fee	$95,002,508
Transfer agent fees	12,718,048
Distribution and service plan fees	21,178,559
Accounting and security lending fees	1,606,244
Custodian fees and expenses	212,887
Independent trustees' fees and expenses	96,761
Audit	81,328
Legal	47,263
Miscellaneous	121,207
Total expenses before reductions	131,064,805
Expense reductions	(473,112)
Total expenses after reductions		130,591,693
Net investment income (loss)		63,308,078
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $413,875)	244,935,824
Fidelity Central Funds	926
Foreign currency transactions	76,418
Total net realized gain (loss)		245,013,168
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $4,138,736)	4,446,141,885
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	11,737
Total change in net unrealized appreciation (depreciation)		4,446,153,621
Net gain (loss)		4,691,166,789
Net increase (decrease) in net assets resulting from operations		$4,754,474,867

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2019	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$63,308,078	$99,021,828
Net realized gain (loss)	245,013,168	2,300,592,450
Change in net unrealized appreciation (depreciation)	4,446,153,621	(3,411,045,027)
Net increase (decrease) in net assets resulting from operations	4,754,474,867	(1,011,430,749)
Distributions to shareholders	(2,102,317,791)	(1,830,022,548)
Share transactions - net increase (decrease)	(432,541,997)	(1,199,312,259)
Total increase (decrease) in net assets	2,219,615,079	(4,040,765,556)
Net Assets
Beginning of period	15,947,750,879	19,988,516,435
End of period	$18,167,365,958	$15,947,750,879

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Contrafund Portfolio Initial Class

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$32.13	$37.94	$33.18	$33.91	$37.36
Income from Investment Operations
Net investment income (loss)A	.16	.23	.35	.33	.35
Net realized and unrealized gain (loss)	9.15	(2.50)	6.69	1.85	(.14)
Total from investment operations	9.31	(2.27)	7.04	2.18	.21
Distributions from net investment income	(.16)	(.26)	(.36)	(.26)	(.37)
Distributions from net realized gain	(4.11)	(3.28)	(1.91)	(2.65)	(3.30)
Total distributions	(4.27)	(3.54)	(2.28)B	(2.91)	(3.66)C
Net asset value, end of period	$37.17	$32.13	$37.94	$33.18	$33.91
Total ReturnD,E	31.58%	(6.38)%	21.88%	8.04%	.64%
Ratios to Average Net AssetsF,G
Expenses before reductions	.61%	.62%	.62%	.63%	.63%
Expenses net of fee waivers, if any	.61%	.62%	.62%	.63%	.63%
Expenses net of all reductions	.61%	.61%	.62%	.62%	.62%
Net investment income (loss)	.48%	.64%	.98%	1.04%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$6,919,369	$6,240,295	$7,609,925	$6,962,430	$7,436,130
Portfolio turnover rateH	37%I	111%I	70%	62%	80%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.28 per share is comprised of distributions from net investment income of $.364 and distributions from net realized gain of $1.911 per share.

 C Total distributions of $3.66 per share is comprised of distributions from net investment income of $.369 and distributions from net realized gain of $3.295 per share.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP Contrafund Portfolio Service Class

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$31.97	$37.77	$33.04	$33.79	$37.23
Income from Investment Operations
Net investment income (loss)A	.13	.19	.31	.29	.32
Net realized and unrealized gain (loss)	9.10	(2.48)	6.66	1.84	(.13)
Total from investment operations	9.23	(2.29)	6.97	2.13	.19
Distributions from net investment income	(.13)	(.22)	(.33)	(.23)	(.33)
Distributions from net realized gain	(4.11)	(3.28)	(1.91)	(2.65)	(3.30)
Total distributions	(4.24)	(3.51)B	(2.24)	(2.88)	(3.63)
Net asset value, end of period	$36.96	$31.97	$37.77	$33.04	$33.79
Total ReturnC,D	31.45%	(6.49)%	21.76%	7.91%	.56%
Ratios to Average Net AssetsE,F
Expenses before reductions	.71%	.72%	.72%	.73%	.73%
Expenses net of fee waivers, if any	.71%	.72%	.72%	.73%	.73%
Expenses net of all reductions	.71%	.71%	.72%	.72%	.72%
Net investment income (loss)	.38%	.54%	.88%	.94%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$1,493,164	$1,324,859	$1,569,798	$1,428,793	$1,546,864
Portfolio turnover rateG	37%H	111%H	70%	62%	80%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $3.51 per share is comprised of distributions from net investment income of $.223 and distributions from net realized gain of $3.282 per share.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP Contrafund Portfolio Service Class 2

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$31.31	$37.05	$32.45	$33.25	$36.70
Income from Investment Operations
Net investment income (loss)A	.08	.14	.25	.24	.26
Net realized and unrealized gain (loss)	8.89	(2.44)	6.54	1.80	(.14)
Total from investment operations	8.97	(2.30)	6.79	2.04	.12
Distributions from net investment income	(.07)	(.16)	(.28)	(.20)	(.28)
Distributions from net realized gain	(4.11)	(3.28)	(1.91)	(2.65)	(3.30)
Total distributions	(4.18)	(3.44)	(2.19)	(2.84)B	(3.57)C
Net asset value, end of period	$36.10	$31.31	$37.05	$32.45	$33.25
Total ReturnD,E	31.27%	(6.64)%	21.59%	7.76%	.39%
Ratios to Average Net AssetsF,G
Expenses before reductions	.86%	.87%	.87%	.88%	.88%
Expenses net of fee waivers, if any	.86%	.87%	.87%	.88%	.88%
Expenses net of all reductions	.86%	.86%	.87%	.87%	.87%
Net investment income (loss)	.23%	.39%	.73%	.79%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$8,038,646	$6,979,731	$9,255,124	$8,138,206	$8,363,076
Portfolio turnover rateH	37%I	111%I	70%	62%	80%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.84 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $2.648 per share.

 C Total distributions of $3.57 per share is comprised of distributions from net investment income of $.279 and distributions from net realized gain of $3.295 per share.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP Contrafund Portfolio Investor Class

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$31.93	$37.74	$33.01	$33.76	$37.21
Income from Investment Operations
Net investment income (loss)A	.14	.20	.32	.30	.32
Net realized and unrealized gain (loss)	9.08	(2.49)	6.66	1.84	(.13)
Total from investment operations	9.22	(2.29)	6.98	2.14	.19
Distributions from net investment income	(.14)	(.23)	(.34)	(.24)	(.34)
Distributions from net realized gain	(4.11)	(3.28)	(1.91)	(2.65)	(3.30)
Total distributions	(4.24)B	(3.52)C	(2.25)	(2.89)	(3.64)
Net asset value, end of period	$36.91	$31.93	$37.74	$33.01	$33.76
Total ReturnD,E	31.49%	(6.49)%	21.81%	7.95%	.56%
Ratios to Average Net AssetsF,G
Expenses before reductions	.69%	.70%	.70%	.71%	.71%
Expenses net of fee waivers, if any	.69%	.69%	.70%	.71%	.71%
Expenses net of all reductions	.69%	.69%	.70%	.70%	.70%
Net investment income (loss)	.40%	.56%	.90%	.95%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$1,716,187	$1,402,867	$1,553,670	$1,327,708	$1,276,807
Portfolio turnover rateH	37%I	111%I	70%	62%	80%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $4.24 per share is comprised of distributions from net investment income of $.135 and distributions from net realized gain of $4.109 per share.

 C Total distributions of $3.52 per share is comprised of distributions from net investment income of $.233 and distributions from net realized gain of $3.282 per share.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2019

1. Organization.

VIP Contrafund Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $1,028,905 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2019, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in kind, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$6,126,650,041
Gross unrealized depreciation	(79,877,767)
Net unrealized appreciation (depreciation)	$6,046,772,274
Tax Cost	$12,209,267,358

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$17,764,319
Undistributed long-term capital gain	$88,928,002
Net unrealized appreciation (depreciation) on securities and other investments	$6,046,705,392

The tax character of distributions paid was as follows:

	December 31, 2019	December 31, 2018
Ordinary Income	$58,328,154	$ 169,336,386
Long-term Capital Gains	2,043,989,637	1,660,686,162
Total	$2,102,317,791	$ 1,830,022,548

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $6,502,892,337 and $8,464,734,008, respectively.

Unaffiliated Redemptions In-Kind. During the period, 12,062,536 shares of the Fund were redeemed in-kind for investments, and cash with a value of $400,234,962. The net realized gain of $150,078,422 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Unaffiliated Redemptions In-Kind. During the prior period, 21,612,787 shares of the Fund were redeemed in-kind for investments and cash with a value of $749,882,972. The Fund had a net realized gain of $218,492,937 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .54% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$1,471,239
Service Class 2	19,707,320
$21,178,559

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of class-level average net assets. The annual rate for Investor Class is .15% and the annual rate for all other classes is .07%. For the period, transfer agent fees for each class were as follows:

Initial Class	$4,367,723
Service Class	950,568
Service Class 2	5,093,412
Investor Class	2,306,345
$12,718,048

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to the following annual rates:

% of Average Net Assets
VIP Contrafund Portfolio	.01

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
VIP Contrafund Portfolio	$164,614

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $125,688.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $46,796 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with NFS, as affiliated borrower. Total fees paid by the Fund to NFS, as lending agent, amounted to $32,857. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $14,302 from securities loaned to NFS, as affiliated borrower.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $343,079 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $130,033.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended December 31, 2019	Year ended December 31, 2018
Distributions to shareholders
Initial Class	$815,577,615	$698,874,927
Service Class	174,225,616	143,784,613
Service Class 2	926,626,620	843,883,749
Investor Class	185,887,940	143,479,259
Total	$2,102,317,791	$1,830,022,548

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2019	Year ended December 31, 2018
Initial Class
Shares sold	2,935,670	4,059,960	$99,683,246	$145,255,809
Reinvestment of distributions	26,150,469	20,693,857	815,577,615	698,874,927
Shares redeemed	(37,160,663)	(31,071,165)(a)	(1,264,009,092)	(1,127,211,361)(a)
Net increase (decrease)	(8,074,524)	(6,317,348)	$(348,748,231)	$(283,080,625)
Service Class
Shares sold	1,148,632	1,284,175	$38,865,138	$46,034,436
Reinvestment of distributions	5,621,468	4,277,001	174,225,616	143,784,613
Shares redeemed	(7,812,299)	(5,681,788)	(266,838,399)	(204,912,780)
Net increase (decrease)	(1,042,199)	(120,612)	$(53,747,645)	$(15,093,731)
Service Class 2
Shares sold	14,840,569	13,800,310	$482,410,740	$480,254,082
Reinvestment of distributions	30,647,896	25,604,080	926,626,620	843,883,749
Shares redeemed	(45,696,007)(b)	(66,305,493)(a)	(1,508,908,292)(b)	(2,314,846,305)(a)
Net increase (decrease)	(207,542)	(26,901,103)	$(99,870,932)	$(990,708,474)
Investor Class
Shares sold	1,266,076	2,340,125	$42,751,874	$83,325,236
Reinvestment of distributions	6,003,266	4,273,374	185,887,940	143,479,259
Shares redeemed	(4,705,289)	(3,855,597)	(158,815,003)	(137,233,924)
Net increase (decrease)	2,564,053	2,757,902	$69,824,811	$89,570,571

 (a) Amount includes in-kind redemptions (see the Prior Fiscal Year Unaffiliated Redemptions In-Kind note for additional details).

 (b) Amount includes in-kind redemptions (see the Unaffiliated Redemptions In-Kind note for additional details).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 15% of the total outstanding shares of the Fund and two otherwise unaffiliated shareholders were the owner of record of 23% of the total outstanding shares of the Fund.

Effective January 1, 2020, following any required regulatory notices and approvals:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. (FIIOC) converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund II and Shareholders of VIP Contrafund Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of VIP Contrafund Portfolio (the "Fund"), a fund of Variable Insurance Products Fund II, including the schedule of investments, as of December 31, 2019, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

February 10, 2020

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Michael E. Wiley, each of the Trustees oversees 302 funds. Mr. Wiley oversees 199 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the Investment Company Act of 1940 (1940 Act)) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present) and Board of Directors (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Chair (2018-present) and Member (2013-present) of the Board of Governors, State University System of Florida and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present) and as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), a Director of Fortune Brands, Inc. (consumer products, 2000-2011), and a member of the Board of Trustees of the University of Florida (2013-2018).

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of High Point Resources (exploration and production, 2005-present). Previously, Mr. Wiley served as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a Director of Andeavor Logistics LP (natural resources logistics, 2015-2018), a Director of Post Oak Bank (privately-held bank, 2004-2018), a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), an Advisory Director of Riverstone Holdings (private investment), a Director of Spinnaker Exploration Company (exploration and production, 2001-2005) and Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Fuller also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Fuller serves as a member of the Board of Directors, Audit Committee, and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present). Previously, Ms. Fuller served as the Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006).

Patricia L. Kampling (1959)

Year of Election or Appointment: 2020

Member of the Advisory Board

Ms. Kampling also serves as Member of the Advisory Board of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Compensation Committee and Executive Committee and as Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).

Susan Tomasky (1953)

Year of Election or Appointment: 2020

Member of the Advisory Board

Ms. Tomasky also serves as Member of the Advisory Board of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present). In addition, Ms. Tomasky currently serves as a member of the Board of the Columbus Regional Airport Authority (2007-present), as a member of the Board of the Royal Shakespeare Company – America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board of Kenyon College (2016-present). Previously, Ms. Tomasky served as a member of the Board (2011-2019) and as Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2019

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2020

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2020

Deputy Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2019 to December 31, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2019	Ending Account Value December 31, 2019	Expenses Paid During Period-B July 1, 2019 to December 31, 2019
Initial Class	.61%
Actual		$1,000.00	$1,093.90	$3.22
Hypothetical-C		$1,000.00	$1,022.13	$3.11
Service Class	.71%
Actual		$1,000.00	$1,093.20	$3.75
Hypothetical-C		$1,000.00	$1,021.63	$3.62
Service Class 2.86%
Actual		$1,000.00	$1,092.60	$4.54
Hypothetical-C		$1,000.00	$1,020.87	$4.38
Investor Class	.69%
Actual		$1,000.00	$1,093.60	$3.64
Hypothetical-C		$1,000.00	$1,021.73	$3.52

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of VIP Contrafund Portfolio voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
VIP Contrafund Portfolio
Initial Class	02/07/20	02/07/20	$0.044	$0.183
Service Class	02/07/20	02/07/20	$0.038	$0.183
Service Class 2	02/07/20	02/07/20	$0.030	$0.183
Investor Class	02/07/20	02/07/20	$0.040	$0.183

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2019, $ 90,144,811, or, if subsequently determined to be different, the net capital gain of such year.

Initial Class, Service Class, Service Class 2 and Investor Class designate 100% of the dividends distributed during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Board Approval of Investment Advisory Contracts

VIP Contrafund Portfolio

At its November 2019 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated management contract and amended and restated sub-advisory agreements (together, the Amended and Restated Contracts) for the fund, effective January 1, 2020, for a one month period through January 31, 2020, in connection with an upcoming consolidation of certain of Fidelity's advisory businesses.

The Board considered that, on or about January 1, 2020, each of FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and SelectCo, LLC (SelectCo) will merge with and into Fidelity Management & Research Company (FMR) and that, after the merger, FMR will redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FMRC upon the completion of the merger. The Board noted that the Amended and Restated Contracts would be updated to reflect the renamed adviser, Fidelity Management & Research Company LLC and its new form of organization and domicile. The Board also noted that the Amended and Restated Contracts will not change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the fund.

The Board concluded that the fund's Amended and Restated Contracts are fair and reasonable, and that the fund's Advisory Contracts should be approved through January 31, 2020.

In connection with its consideration of future renewals of the fund's Amended and Restated Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Amended and Restated Contracts should be approved.

VIPCON-ANN-0220
1.540131.122

Fidelity® Variable Insurance Products:

International Capital Appreciation Portfolio

Annual Report

December 31, 2019

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, and if your insurance carrier elects to participate, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your variable insurance product unless you specifically request paper copies from your financial professional or the administrator of your variable insurance product. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically, by contacting your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548. Your election to receive reports in paper will apply to all funds available under your variable insurance product.

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2019	Past 1 year	Past 5 years	Past 10 years
Initial Class	33.33%	9.71%	9.76%
Service Class	33.15%	9.59%	9.66%
Service Class 2	32.93%	9.43%	9.49%
Investor Class	33.16%	9.61%	9.67%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP International Capital Appreciation Portfolio - Initial Class on December 31, 2009.

The chart shows how the value of your investment would have changed, and also shows how the MSCI ACWI (All Country World Index) ex USA Index performed over the same period.

Period Ending Values
$25,371	VIP International Capital Appreciation Portfolio - Initial Class
$16,474	MSCI ACWI (All Country World Index) ex USA Index

Management's Discussion of Fund Performance

Market Recap:  The MSCI ACWI (All Country World Index) ex USA Index gained 21.74% in 2019, as international stocks benefited from accommodative monetary policies from central banks around the world, favorable economic growth and de-escalation of the U.S.–China trade conflict. In January, the U.S. Federal Reserve pivoted to a more dovish approach to interest rates, joining many foreign central banks that were easing and leading to a 7.57% monthly advance for the index. After more-modest gains in February (+1.96%), March (+0.63%) and April (+2.67%), the index returned -5.33% in May, when U.S.–China trade tension heightened. In June, stocks rebounded 6.03%, as policy stimulus in China stabilized that country’s economic growth. The Fed cut its policy rate in July, its first reduction since 2008. However, the index returned -1.21% for the month, followed by a -3.08% result in August. In September, the Fed cut its policy rate another quarter point and did the same in October, leading to monthly gains of 2.59% and 3.49%, respectively. In the fourth quarter, improved relations between the U.S. and China sparked an 8.95% gain. For the full 12 months, the information technology sector (+41%) led the way, followed by health care and consumer discretionary (+28% each). Conversely, communications services (+12%) and energy (+16%) notably lagged the broader market. By region, Canada (+29%) stood out, while the U.K. (+21%), Japan (+20%) and emerging markets (+19%) rose roughly in line with the index.

Comments from Portfolio Manager Sammy Simnegar:  For the year, the fund’s share classes gained about 33%, notably outpacing the 21.74% advance of the benchmark MSCI ACWI (All Country World Index) ex USA Index. Versus the benchmark, stock selection in the industrials, financials and consumer discretionary sectors contributed significantly to the fund’s performance. The combination of a sizable overweighting and favorable picks in the market-leading information technology sector also helped. Geographically, China, Japan and Germany added the most value this past year. The portfolio's out-of-benchmark exposure to the United States was beneficial as well. The top relative contributor was an overweighted position in London Stock Exchange Group (+100%). The exchange’s core businesses continued to perform well, and the stock got a boost from the firm’s proposed acquisition of Refinitiv Holdings, a provider of financial data and infrastructure. Further aiding relative performance was an overweight stake in the shares of Netherlands-based chip-equipment firm ASML Holding (+90%). Additionally, OBIC, a Japan-based provider of software to small and mid-sized businesses, saw its stock appreciate 69% while we held it. We sold OBIC by period end, however. Conversely, no market sectors detracted this period, although within financials, insurance stocks modestly weighed on the fund's relative result. Similarly, only a few countries detracted the past twelve months, notably Russia and Taiwan, and these were minor disappointments. Untimely ownership of a non-benchmark stake in MercadoLibre (-15%), a Latin American operator of e-commerce marketplaces, made this stock one of the fund’s largest individual detractors. The fund did not own this stock at year-end. Brazilian bank Itau Unibanco Holding also weighed on the portfolio's relative return in 2019, given that I exited this overweight position in May, near what turned out to be a low point for the stock, which returned about -14% while held.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of December 31, 2019
France	15.2%
United Kingdom	10.4%
Canada	7.9%
Switzerland	7.7%
Germany	6.4%
Cayman Islands	6.2%
Netherlands	5.7%
Japan	4.2%
United States of America*	4.2%
Other	32.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of December 31, 2019

% of fund's net assets
Stocks	98.5
Short-Term Investments and Net Other Assets (Liabilities)	1.5

Top Ten Stocks as of December 31, 2019

% of fund's net assets
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	2.4
Nestle SA (Reg. S) (Switzerland, Food Products)	2.3
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	2.0
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	2.0
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.8
Unilever NV (Netherlands, Personal Products)	1.6
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	1.4
SAP SE (Germany, Software)	1.4
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	1.4
AIA Group Ltd. (Hong Kong, Insurance)	1.4
17.7

Top Market Sectors as of December 31, 2019

% of fund's net assets
Industrials	24.6
Information Technology	16.3
Financials	12.0
Consumer Discretionary	11.6
Consumer Staples	11.5
Health Care	7.7
Materials	4.5
Communication Services	3.9
Utilities	3.4
Real Estate	1.9

Schedule of Investments December 31, 2019

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
Bailiwick of Jersey - 1.0%
Experian PLC	175,200	$5,939,189
Bermuda - 0.8%
IHS Markit Ltd. (a)	65,200	4,912,820
Brazil - 2.8%
BM&F BOVESPA SA	516,900	5,521,464
Lojas Renner SA	377,800	5,277,197
Rumo SA (a)	826,000	5,359,236

TOTAL BRAZIL		16,157,897

Canada - 7.9%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	177,300	5,626,686
Brookfield Asset Management, Inc.	104,300	6,028,540
Canadian National Railway Co.	73,900	6,685,174
Canadian Pacific Railway Ltd.	23,000	5,863,224
CGI Group, Inc. Class A (sub. vtg.) (a)	64,849	5,426,931
Constellation Software, Inc.	5,970	5,798,102
Thomson Reuters Corp.	72,500	5,186,188
Waste Connection, Inc. (Canada)	58,550	5,318,218

TOTAL CANADA		45,933,063

Cayman Islands - 6.2%
Alibaba Group Holding Ltd. sponsored ADR (a)	65,030	13,792,867
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	42,200	5,116,750
Shenzhou International Group Holdings Ltd.	366,400	5,355,666
Tencent Holdings Ltd.	248,250	11,959,731

TOTAL CAYMAN ISLANDS		36,225,014

Denmark - 3.2%
DSV A/S	47,900	5,520,632
Novo Nordisk A/S Series B	128,100	7,423,246
ORSTED A/S (b)	56,400	5,833,154

TOTAL DENMARK		18,777,032

Finland - 0.9%
Kone OYJ (B Shares)	83,700	5,471,693
France - 15.2%
Air Liquide SA	45,210	6,399,862
Dassault Systemes SA	36,300	5,967,180
Edenred SA	102,813	5,316,498
Eiffage SA	45,700	5,228,692
Hermes International SCA	7,428	5,550,770
Kering SA	9,507	6,240,574
L'Oreal SA	23,440	6,941,259
Legrand SA	65,000	5,296,219
LVMH Moet Hennessy Louis Vuitton SE	17,821	8,303,765
Pernod Ricard SA	34,500	6,168,565
Remy Cointreau SA	12,100	1,486,196
Safran SA	40,600	6,268,721
Sanofi SA	78,700	7,903,641
SR Teleperformance SA	21,200	5,169,781
VINCI SA	57,960	6,436,359

TOTAL FRANCE		88,678,082

Germany - 6.4%
adidas AG	20,673	6,720,144
Deutsche Borse AG	35,700	5,612,263
MTU Aero Engines Holdings AG	19,400	5,540,345
SAP SE	62,200	8,372,012
Symrise AG	51,600	5,429,118
Vonovia SE	105,200	5,664,136

TOTAL GERMANY		37,338,018

Hong Kong - 1.4%
AIA Group Ltd.	787,600	8,283,950
India - 3.9%
HDFC Bank Ltd.	287,650	5,134,361
Housing Development Finance Corp. Ltd.	189,755	6,415,716
Kotak Mahindra Bank Ltd.	203,647	4,807,131
Reliance Industries Ltd.	297,700	6,316,764

TOTAL INDIA		22,673,972

Indonesia - 0.9%
PT Bank Central Asia Tbk	2,211,100	5,323,682
Ireland - 3.6%
Accenture PLC Class A	23,700	4,990,509
Kerry Group PLC Class A	44,230	5,511,981
Kingspan Group PLC (Ireland)	89,000	5,435,814
Linde PLC	24,540	5,224,566

TOTAL IRELAND		21,162,870

Italy - 2.9%
Amplifon SpA	164,961	4,744,342
Davide Campari-Milano SpA	549,500	5,017,286
Enel SpA	860,300	6,834,073

TOTAL ITALY		16,595,701

Japan - 4.2%
Hoya Corp.	62,600	6,020,616
Kao Corp.	69,500	5,732,020
Keyence Corp.	18,716	6,629,965
Recruit Holdings Co. Ltd.	160,100	5,996,602

TOTAL JAPAN		24,379,203

Netherlands - 5.7%
ASML Holding NV (Netherlands)	27,100	8,023,133
Ferrari NV	31,600	5,242,422
Unilever NV	155,700	8,935,735
Wolters Kluwer NV	74,032	5,399,371
Yandex NV Series A (a)	121,900	5,301,431

TOTAL NETHERLANDS		32,902,092

Philippines - 0.9%
SM Prime Holdings, Inc.	6,334,000	5,253,646
South Africa - 0.9%
Capitec Bank Holdings Ltd.	50,000	5,162,716
Spain - 4.1%
Amadeus IT Holding SA Class A	71,830	5,865,621
Cellnex Telecom SA (b)	127,259	5,477,180
Ferrovial SA	172,728	5,225,410
Iberdrola SA	678,120	6,982,741

TOTAL SPAIN		23,550,952

Sweden - 2.8%
ASSA ABLOY AB (B Shares)	231,600	5,413,756
Atlas Copco AB (A Shares)	143,300	5,715,874
Hexagon AB (B Shares)	95,600	5,358,544

TOTAL SWEDEN		16,488,174

Switzerland - 7.7%
Givaudan SA	1,739	5,446,279
Nestle SA (Reg. S)	122,740	13,288,480
Partners Group Holding AG (c)	6,123	5,614,332
Roche Holding AG (participation certificate)	32,900	10,692,593
Sika AG	22,053	4,143,767
Temenos Group AG	34,737	5,498,769

TOTAL SWITZERLAND		44,684,220

Taiwan - 2.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,050,000	11,645,696
United Kingdom - 10.4%
Aon PLC	23,894	4,976,881
Ashtead Group PLC	173,100	5,535,019
AstraZeneca PLC (United Kingdom)	84,200	8,427,742
Compass Group PLC	242,201	6,069,988
Diageo PLC	182,096	7,672,925
Halma PLC	181,000	5,073,165
HomeServe PLC	292,500	4,897,311
London Stock Exchange Group PLC	61,400	6,310,206
RELX PLC (London Stock Exchange)	245,644	6,200,117
Rentokil Initial PLC	855,400	5,132,775

TOTAL UNITED KINGDOM		60,296,129

United States of America - 2.7%
MasterCard, Inc. Class A	17,090	5,102,903
NICE Systems Ltd. sponsored ADR (a)(c)	33,800	5,244,070
Visa, Inc. Class A	26,880	5,050,752

TOTAL UNITED STATES OF AMERICA		15,397,725

TOTAL COMMON STOCKS
(Cost $476,361,920)		573,233,536

Money Market Funds - 2.9%
Fidelity Cash Central Fund 1.58% (d)	5,828,969	5,830,135
Fidelity Securities Lending Cash Central Fund 1.58% (d)(e)	10,962,853	10,963,949
TOTAL MONEY MARKET FUNDS
(Cost $16,794,084)		16,794,084
TOTAL INVESTMENT IN SECURITIES - 101.4%
(Cost $493,156,004)		590,027,620
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(7,885,480)
NET ASSETS - 100%		$582,142,140

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,310,334 or 1.9% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$105,368
Fidelity Securities Lending Cash Central Fund	65,970
Total	$171,338

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$22,738,342	$10,778,611	$11,959,731	$--
Consumer Discretionary	67,670,143	53,296,390	14,373,753	--
Consumer Staples	66,381,133	30,751,973	35,629,160	--
Energy	6,316,764	6,316,764	--	--
Financials	69,191,242	49,462,725	19,728,517	--
Health Care	45,212,180	10,764,958	34,447,222	--
Industrials	144,465,038	127,115,491	17,349,547	--
Information Technology	94,047,352	66,006,511	28,040,841	--
Materials	26,643,592	26,643,592	--	--
Real Estate	10,917,782	5,664,136	5,253,646	--
Utilities	19,649,968	12,815,895	6,834,073	--
Money Market Funds	16,794,084	16,794,084	--	--
Total Investments in Securities:	$590,027,620	$416,411,130	$173,616,490	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		December 31, 2019
Assets
Investment in securities, at value (including securities loaned of $10,556,587) — See accompanying schedule: Unaffiliated issuers (cost $476,361,920)	$573,233,536
Fidelity Central Funds (cost $16,794,084)	16,794,084
Total Investment in Securities (cost $493,156,004)		$590,027,620
Foreign currency held at value (cost $56,892)		57,011
Receivable for investments sold		4,842,416
Receivable for fund shares sold		4,965
Dividends receivable		495,070
Distributions receivable from Fidelity Central Funds		5,950
Prepaid expenses		441
Other receivables		133,834
Total assets		595,567,307
Liabilities
Payable for investments purchased	$1,367,387
Payable for fund shares redeemed	359,943
Accrued management fee	325,279
Distribution and service plan fees payable	5,394
Other affiliated payables	75,864
Other payables and accrued expenses	327,351
Collateral on securities loaned	10,963,949
Total liabilities		13,425,167
Net Assets		$582,142,140
Net Assets consist of:
Paid in capital		$464,513,756
Total accumulated earnings (loss)		117,628,384
Net Assets		$582,142,140
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($235,984,800 ÷ 12,103,165 shares)		$19.50
Service Class:
Net Asset Value, offering price and redemption price per share ($739,228 ÷ 37,991 shares)		$19.46
Service Class 2:
Net Asset Value, offering price and redemption price per share ($25,986,343 ÷ 1,344,159 shares)		$19.33
Investor Class:
Net Asset Value, offering price and redemption price per share ($319,431,769 ÷ 16,508,966 shares)		$19.35

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2019
Investment Income
Dividends		$4,706,535
Non-Cash dividends		1,269,776
Income from Fidelity Central Funds (including $65,970 from security lending)		171,338
Income before foreign taxes withheld		6,147,649
Less foreign taxes withheld		(474,332)
Total income		5,673,317
Expenses
Management fee	$2,398,211
Transfer agent fees	446,313
Distribution and service plan fees	57,566
Accounting and security lending fees	180,672
Custodian fees and expenses	98,224
Independent trustees' fees and expenses	1,771
Audit	91,521
Legal	3,290
Interest	2,163
Miscellaneous	2,228
Total expenses before reductions	3,281,959
Expense reductions	(69,630)
Total expenses after reductions		3,212,329
Net investment income (loss)		2,460,988
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	30,131,480
Fidelity Central Funds	(1)
Foreign currency transactions	(177,909)
Total net realized gain (loss)		29,953,570
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $230,524)	67,458,649
Assets and liabilities in foreign currencies	(472)
Total change in net unrealized appreciation (depreciation)		67,458,177
Net gain (loss)		97,411,747
Net increase (decrease) in net assets resulting from operations		$99,872,735

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2019	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,460,988	$2,059,501
Net realized gain (loss)	29,953,570	(3,864,162)
Change in net unrealized appreciation (depreciation)	67,458,177	(42,153,599)
Net increase (decrease) in net assets resulting from operations	99,872,735	(43,958,260)
Distributions to shareholders	(7,049,260)	(7,258,767)
Share transactions - net increase (decrease)	210,100,139	2,904,752
Total increase (decrease) in net assets	302,923,614	(48,312,275)
Net Assets
Beginning of period	279,218,526	327,530,801
End of period	$582,142,140	$279,218,526

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP International Capital Appreciation Portfolio Initial Class

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$14.82	$17.39	$12.80	$13.32	$13.01
Income from Investment Operations
Net investment income (loss)A	.14B	.12	.09	.12	.09
Net realized and unrealized gain (loss)	4.79	(2.31)	4.57	(.52)	.33
Total from investment operations	4.93	(2.19)	4.66	(.40)	.42
Distributions from net investment income	(.09)C	(.12)	(.07)	(.11)C	(.10)
Distributions from net realized gain	(.16)C	(.26)	–	–	–
Tax return of capital	–	–	–	(.01)C	(.01)
Total distributions	(.25)	(.38)	(.07)	(.12)	(.11)
Redemption fees added to paid in capitalA	–	–	–	–	–D
Net asset value, end of period	$19.50	$14.82	$17.39	$12.80	$13.32
Total ReturnE,F	33.33%	(12.75)%	36.45%	(2.98)%	3.22%
Ratios to Average Net AssetsG,H
Expenses before reductions	.86%	.89%	.92%	.99%	.98%
Expenses net of fee waivers, if any	.86%	.89%	.92%	.99%	.98%
Expenses net of all reductions	.84%	.85%	.89%	.97%	.96%
Net investment income (loss)	.78%B	.69%	.57%	.89%	.68%
Supplemental Data
Net assets, end of period (000 omitted)	$235,985	$20,921	$28,572	$16,644	$20,154
Portfolio turnover rateI	137%	184%	153%	188%	189%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .46%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Amount represents less than $.005 per share.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP International Capital Appreciation Portfolio Service Class

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$14.79	$17.36	$12.78	$13.30	$12.99
Income from Investment Operations
Net investment income (loss)A	.12B	.10	.07	.10	.08
Net realized and unrealized gain (loss)	4.78	(2.30)	4.57	(.51)	.32
Total from investment operations	4.90	(2.20)	4.64	(.41)	.40
Distributions from net investment income	(.07)C	(.11)	(.06)	(.10)C	(.09)
Distributions from net realized gain	(.16)C	(.26)	–	–	–
Tax return of capital	–	–	–	(.01)C	(.01)
Total distributions	(.23)	(.37)	(.06)	(.11)	(.09)D
Redemption fees added to paid in capitalA	–	–	–	–	–E
Net asset value, end of period	$19.46	$14.79	$17.36	$12.78	$13.30
Total ReturnF,G	33.15%	(12.85)%	36.35%	(3.11)%	3.12%
Ratios to Average Net AssetsH,I
Expenses before reductions	.96%	.99%	1.02%	1.09%	1.09%
Expenses net of fee waivers, if any	.96%	.99%	1.02%	1.09%	1.09%
Expenses net of all reductions	.94%	.95%	.99%	1.07%	1.07%
Net investment income (loss)	.68%B	.59%	.47%	.79%	.58%
Supplemental Data
Net assets, end of period (000 omitted)	$739	$503	$236	$142	$222
Portfolio turnover rateJ	137%	184%	153%	188%	189%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .36%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $.09 per share is comprised of distributions from net investment income of $.088 and distributions from net realized gain of $.006 per share.

 E Amount represents less than $.005 per share.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP International Capital Appreciation Portfolio Service Class 2

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$14.70	$17.26	$12.72	$13.24	$12.92
Income from Investment Operations
Net investment income (loss)A	.09B	.07	.05	.08	.06
Net realized and unrealized gain (loss)	4.75	(2.28)	4.54	(.50)	.32
Total from investment operations	4.84	(2.21)	4.59	(.42)	.38
Distributions from net investment income	(.04)C	(.09)	(.05)	(.09)C	(.06)
Distributions from net realized gain	(.16)C	(.26)	–	–	–
Tax return of capital	–	–	–	(.01)C	–D
Total distributions	(.21)E	(.35)	(.05)	(.10)	(.06)
Redemption fees added to paid in capitalA	–	–	–	–	–D
Net asset value, end of period	$19.33	$14.70	$17.26	$12.72	$13.24
Total ReturnF,G	32.93%	(12.98)%	36.09%	(3.18)%	2.96%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.11%	1.14%	1.17%	1.24%	1.23%
Expenses net of fee waivers, if any	1.11%	1.14%	1.17%	1.24%	1.23%
Expenses net of all reductions	1.09%	1.10%	1.14%	1.22%	1.21%
Net investment income (loss)	.53%B	.44%	.32%	.64%	.43%
Supplemental Data
Net assets, end of period (000 omitted)	$25,986	$17,134	$12,533	$6,144	$3,629
Portfolio turnover rateJ	137%	184%	153%	188%	189%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .21%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Amount represents less than $.005 per share.

 E Total distributions of $.21 per share is comprised of distributions from net investment income of $.044 and distributions from net realized gain of $.161 per share.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP International Capital Appreciation Portfolio Investor Class

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$14.71	$17.26	$12.71	$13.22	$12.92
Income from Investment Operations
Net investment income (loss)A	.12B	.10	.08	.11	.08
Net realized and unrealized gain (loss)	4.75	(2.28)	4.54	(.51)	.32
Total from investment operations	4.87	(2.18)	4.62	(.40)	.40
Distributions from net investment income	(.07)C	(.11)	(.07)	(.10)C	(.09)
Distributions from net realized gain	(.16)C	(.26)	–	–	–
Tax return of capital	–	–	–	(.01)C	(.01)
Total distributions	(.23)	(.37)	(.07)	(.11)	(.10)
Redemption fees added to paid in capitalA	–	–	–	–	–D
Net asset value, end of period	$19.35	$14.71	$17.26	$12.71	$13.22
Total ReturnE,F	33.16%	(12.80)%	36.33%	(3.01)%	3.08%
Ratios to Average Net AssetsG,H
Expenses before reductions	.94%	.97%	1.00%	1.07%	1.07%
Expenses net of fee waivers, if any	.94%	.97%	1.00%	1.07%	1.06%
Expenses net of all reductions	.92%	.93%	.97%	1.05%	1.04%
Net investment income (loss)	.70%B	.61%	.49%	.80%	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$319,432	$240,661	$286,191	$155,518	$165,258
Portfolio turnover rateI	137%	184%	153%	188%	189%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .38%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Amount represents less than $.005 per share.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2019

1. Organization.

VIP International Capital Appreciation Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Non-cash dividends" and the impact of these dividends is presented in the Financial Highlights. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2019, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC) and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$97,951,177
Gross unrealized depreciation	(1,603,555)
Net unrealized appreciation (depreciation)	$96,347,622
Tax Cost	$493,679,998

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$973,989
Undistributed long-term capital gain	$20,567,844
Net unrealized appreciation (depreciation) on securities and other investments	$96,321,779

The tax character of distributions paid was as follows:

	December 31, 2019	December 31, 2018
Ordinary Income	$7,049,260	$ 2,024,571
Long-term Capital Gains	–	5,234,196
Total	$7,049,260	$ 7,258,767

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $676,698,174 and $479,175,410, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .69% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$639
Service Class 2	56,927
$57,566

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of class-level average net assets. The annual rate for Investor Class is .15% and the annual rate for all other classes is .07%. For the period, transfer agent fees for each class were as follows:

Initial Class	$31,406
Service Class	412
Service Class 2	14,707
Investor Class	399,788
$446,313

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to the following annual rates:

% of Average Net Assets
VIP International Capital Appreciation Portfolio	.05

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
VIP International Capital Appreciation Portfolio	$2,805

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
VIP International Capital Appreciation Portfolio	Borrower	$4,563,143	2.61%	$2,120

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $821 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with NFS, as affiliated borrower. Total fees paid by the Fund to NFS, as lending agent, amounted to $66. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $4,889 from securities loaned to NFS, as affiliated borrower.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
VIP International Capital Appreciation Portfolio	$534,000	2.90%	$43

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $67,363 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $2,267.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended December 31, 2019	Year ended December 31, 2018
Distributions to shareholders
Initial Class	$3,006,827	$617,369
Service Class	8,372	12,465
Service Class 2	273,250	288,496
Investor Class	3,760,811	6,340,437
Total	$7,049,260	$7,258,767

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2019	Year ended December 31, 2018
Initial Class
Shares sold	10,785,295	328,441	$203,835,613	$5,683,703
Reinvestment of distributions	158,588	38,287	3,006,827	617,369
Shares redeemed	(252,058)	(598,043)	(4,413,276)	(10,073,658)
Net increase (decrease)	10,691,825	(231,315)	$202,429,164	$(3,772,586)
Service Class
Shares sold	14,556	24,996	$263,840	$450,348
Reinvestment of distributions	378	588	7,157	9,423
Shares redeemed	(10,941)	(5,161)	(202,995)	(82,969)
Net increase (decrease)	3,993	20,423	$68,002	$376,802
Service Class 2
Shares sold	586,179	843,479	$10,272,648	$14,167,417
Reinvestment of distributions	14,535	18,187	273,250	288,496
Shares redeemed	(422,273)	(422,192)	(7,543,579)	(7,109,393)
Net increase (decrease)	178,441	439,474	$3,002,319	$7,346,520
Investor Class
Shares sold	1,939,976	2,714,753	$34,794,598	$47,159,516
Reinvestment of distributions	199,831	396,444	3,760,811	6,340,437
Shares redeemed	(1,996,670)	(3,327,475)	(33,954,755)	(54,545,937)
Net increase (decrease)	143,137	(216,278)	$4,600,654	$(1,045,984)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 59% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 36% of the total outstanding shares of the Fund.

Effective January 1, 2020, following any required regulatory notices and approvals:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. (FIIOC) converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Variable Insurance Products Fund II and Shareholders of VIP International Capital Appreciation Portfolio:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of VIP International Capital Appreciation Portfolio (one of the funds constituting Variable Insurance Products Fund II, referred to hereafter as the “Fund”) as of December 31, 2019, the related statement of operations for the year ended December 31, 2019, the statement of changes in net assets for each of the two years in the period ended December 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2019 and the financial highlights for each of the five years in the period ended December 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 12, 2020

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Michael E. Wiley, each of the Trustees oversees 302 funds. Mr. Wiley oversees 199 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the Investment Company Act of 1940 (1940 Act)) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present) and Board of Directors (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Chair (2018-present) and Member (2013-present) of the Board of Governors, State University System of Florida and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present) and as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), a Director of Fortune Brands, Inc. (consumer products, 2000-2011), and a member of the Board of Trustees of the University of Florida (2013-2018).

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of High Point Resources (exploration and production, 2005-present). Previously, Mr. Wiley served as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a Director of Andeavor Logistics LP (natural resources logistics, 2015-2018), a Director of Post Oak Bank (privately-held bank, 2004-2018), a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), an Advisory Director of Riverstone Holdings (private investment), a Director of Spinnaker Exploration Company (exploration and production, 2001-2005) and Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Fuller also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Fuller serves as a member of the Board of Directors, Audit Committee, and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present). Previously, Ms. Fuller served as the Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006).

Patricia L. Kampling (1959)

Year of Election or Appointment: 2020

Member of the Advisory Board

Ms. Kampling also serves as Member of the Advisory Board of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Compensation Committee and Executive Committee and as Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).

Susan Tomasky (1953)

Year of Election or Appointment: 2020

Member of the Advisory Board

Ms. Tomasky also serves as Member of the Advisory Board of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present). In addition, Ms. Tomasky currently serves as a member of the Board of the Columbus Regional Airport Authority (2007-present), as a member of the Board of the Royal Shakespeare Company – America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board of Kenyon College (2016-present). Previously, Ms. Tomasky served as a member of the Board (2011-2019) and as Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2019

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2020

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2020

Deputy Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2019 to December 31, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2019	Ending Account Value December 31, 2019	Expenses Paid During Period-B July 1, 2019 to December 31, 2019
Initial Class	.86%
Actual		$1,000.00	$1,081.50	$4.51
Hypothetical-C		$1,000.00	$1,020.87	$4.38
Service Class	.94%
Actual		$1,000.00	$1,080.90	$4.93
Hypothetical-C		$1,000.00	$1,020.47	$4.79
Service Class 2	1.09%
Actual		$1,000.00	$1,080.20	$5.72
Hypothetical-C		$1,000.00	$1,019.71	$5.55
Investor Class	.92%
Actual		$1,000.00	$1,081.00	$4.83
Hypothetical-C		$1,000.00	$1,020.57	$4.69

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of VIP International Capital Appreciation Portfolio voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
VIP International Capital Appreciation Portfolio
Initial Class	02/07/20	02/07/20	$0.614
Service Class	02/07/20	02/07/20	$0.612
Service Class 2	02/07/20	02/07/20	$0.610
Investor Class	02/07/20	02/07/20	$0.613

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2019, $20,567,844, or, if subsequently determined to be different, the net capital gain of such year.

Initial Class designates 4%, Service Class designates 4%, Service Class 2 designates 5%, and Investor Class designates 4% of the dividends distributed during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
VIP International Capital Appreciation Portfolio
Initial Class	12/06/2019	$0.1881	$0.0146
Service Class	12/06/2019	$0.1704	$0.0146
Service Class 2	12/06/2019	$0.1549	$0.0146
Investor Class	12/06/2019	$0.1732	$0.0146

Board Approval of Investment Advisory Contracts

VIP International Capital Appreciation Portfolio

At its November 2019 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated management contract and amended and restated sub-advisory agreements (together, the Amended and Restated Contracts) for the fund, effective January 1, 2020, for a one month period through January 31, 2020, in connection with an upcoming consolidation of certain of Fidelity's advisory businesses.

The Board considered that, on or about January 1, 2020, each of FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and SelectCo, LLC (SelectCo) will merge with and into Fidelity Management & Research Company (FMR) and that, after the merger, FMR will redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FMRC upon the completion of the merger. The Board noted that the Amended and Restated Contracts would be updated to reflect the renamed adviser, Fidelity Management & Research Company LLC and its new form of organization and domicile. The Board also noted that the Amended and Restated Contracts will not change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the fund.

The Board concluded that the fund's Amended and Restated Contracts are fair and reasonable, and that the fund's Advisory Contracts should be approved through January 31, 2020.

In connection with its consideration of future renewals of the fund's Amended and Restated Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Amended and Restated Contracts should be approved.

VIPCAP-ANN-0220
1.811843.115

Fidelity® Variable Insurance Products:

Disciplined Small Cap Portfolio

Annual Report

December 31, 2019

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, and if your insurance carrier elects to participate, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your variable insurance product unless you specifically request paper copies from your financial professional or the administrator of your variable insurance product. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically, by contacting your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548. Your election to receive reports in paper will apply to all funds available under your variable insurance product.

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2019	Past 1 year	Past 5 years	Past 10 years
Initial Class	23.71%	6.71%	11.50%
Service Class	23.59%	6.61%	11.40%
Service Class 2	23.37%	6.45%	11.19%
Investor Class	23.55%	6.63%	11.42%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Disciplined Small Cap Portfolio - Initial Class on December 31, 2009.

The chart shows how the value of your investment would have changed, and also shows how the Russell 2000® Index performed over the same period.

Period Ending Values
$29,700	VIP Disciplined Small Cap Portfolio - Initial Class
$30,582	Russell 2000® Index

Management's Discussion of Fund Performance

Market Recap:  U.S. stocks continued to roll in 2019, with the S&P 500® index soaring 31.49% and marking history as the longest and strongest bull market ever, despite persistent, nagging concerns about global economic growth and trade. After a rough end to 2018, equities sharply reversed course to begin the new year amid upbeat company earnings and signs the Federal Reserve may pause on rates. The uptrend continued until May, when the index sunk as trade negotiations between the U.S. and China broke down. The bull market roared back to record a series of highs in July, when the Fed cut interest rates for the first time since 2008. Volatility intensified in August, as the Treasury yield curve inverted, which some investors viewed as a sign the U.S. economy could be heading for recession. But the market proved resilient, hitting a new high on October 30, when the Fed lowered rates for the third time in 2019, and moving even higher through year-end. Gains were robust and broad-based, with information technology (+50%) leading the way with its best calendar-year result in a decade, amid strong growth trends. Communication services (+33%) and financials (+32%) also stood out. In contrast, energy (+12%) was by far the weakest group – struggling amid sluggish oil prices – while several strong gainers nonetheless fell short of the broader market: industrials and real estate (+29% each), consumer discretionary and consumer staples (+28% each), utilities (+26%), materials (+25%), and health care (+21%).

Comments from Maximilian Kaufmann, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the year, the fund's share classes gained roughly 23% to 24%, trailing the 25.52% increase in the benchmark Russell 2000® Index. Stock picking was negative in the health care and consumer discretionary sectors, while selection also was challenging within communication services and real estate. Picks that meaningfully added value were in energy and financials. Individually, our top detractor was Liberty TripAdvisor Holdings (-54%), a holding company that partly owns online travel research company TripAdvisor, which reported weaker-than-expected financial results this period. Shares of life sciences Meridian Bioscience (-43%) fell sharply in the first half of the year, when the firm reduced its earnings guidance and suspended its dividend to finance the company's growth initiatives. USANA Health Sciences (-33%), a provider of nutritional products and dietary supplements, also struggled. In contrast, our top contributor was semiconductor manufacturer Cirrus Logic (+148%), which generated strong financial results on healthy demand for its specialized chips. Another contributor was Atkore International Group (+104%), whose strong financial results boosted the shares of this maker of products related to electrical wiring. Amkor Technology (+102%), a provider of semiconductor product packaging and test services, also added value.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of December 31, 2019

% of fund's net assets
Novocure Ltd.	0.8
Deckers Outdoor Corp.	0.8
Cirrus Logic, Inc.	0.7
Haemonetics Corp.	0.7
Essent Group Ltd.	0.7
Portland General Electric Co.	0.7
Silicon Laboratories, Inc.	0.7
Hancock Whitney Corp.	0.7
Tenet Healthcare Corp.	0.7
EMCOR Group, Inc.	0.7
7.2

Top Five Market Sectors as of December 31, 2019

% of fund's net assets
Health Care	18.0
Industrials	17.0
Financials	15.8
Information Technology	13.8
Consumer Discretionary	11.3

Asset Allocation (% of fund's net assets)

As of December 31, 2019*
Stocks and Equity Futures	100.0%

 * Foreign investments - 5.8%

Schedule of Investments December 31, 2019

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
COMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 0.7%
Cogent Communications Group, Inc.	27,266	$1,794,375
Entertainment - 0.0%
Glu Mobile, Inc. (a)	8,292	50,167
Interactive Media & Services - 1.3%
CarGurus, Inc. Class A (a)(b)	38,993	1,371,774
EverQuote, Inc. Class A (a)(b)	268	9,206
Liberty TripAdvisor Holdings, Inc. (a)	84,927	624,213
Yelp, Inc. (a)	45,491	1,584,452
Zedge, Inc. (a)	8,694	13,389
		3,603,034
Media - 0.1%
A.H. Belo Corp. Class A	2,242	6,322
Cardlytics, Inc. (a)	2,500	157,150
Emerald Expositions Events, Inc.	5,625	59,344
Entercom Communications Corp. Class A	16,906	78,444
National CineMedia, Inc.	820	5,978
		307,238
Wireless Telecommunication Services - 0.2%
Shenandoah Telecommunications Co.	10,867	452,176

TOTAL COMMUNICATION SERVICES		6,206,990

CONSUMER DISCRETIONARY - 11.3%
Auto Components - 0.1%
Adient PLC (a)	706	15,003
Cooper Tire & Rubber Co.	4,265	122,619
Dana, Inc.	11,019	200,546
Modine Manufacturing Co. (a)	3,507	27,004
		365,172
Distributors - 0.1%
Core-Mark Holding Co., Inc.	12,888	350,425
Diversified Consumer Services - 0.6%
American Public Education, Inc. (a)	3,131	85,758
Carriage Services, Inc.	1,007	25,779
Collectors Universe, Inc.	6,664	153,605
Weight Watchers International, Inc. (a)	37,850	1,446,249
		1,711,391
Hotels, Restaurants & Leisure - 1.5%
Bloomin' Brands, Inc.	19,369	427,474
Brinker International, Inc. (b)	27,034	1,135,428
Dine Brands Global, Inc. (b)	3,052	254,903
Everi Holdings, Inc. (a)	81,557	1,095,311
RCI Hospitality Holdings, Inc.	8,001	164,021
Scientific Games Corp. Class A (a)	24,899	666,795
The Cheesecake Factory, Inc. (b)	5,337	207,396
		3,951,328
Household Durables - 3.9%
Cavco Industries, Inc. (a)	3,201	625,411
Ethan Allen Interiors, Inc.	69,568	1,325,966
Flexsteel Industries, Inc.	8,959	178,463
Installed Building Products, Inc. (a)	2,121	146,073
KB Home	45,119	1,546,228
La-Z-Boy, Inc.	26,734	841,586
M.D.C. Holdings, Inc.	17,365	662,648
M/I Homes, Inc. (a)	33,555	1,320,389
Meritage Homes Corp. (a)	21,974	1,342,831
Taylor Morrison Home Corp. (a)	60,282	1,317,765
TRI Pointe Homes, Inc. (a)	59,389	925,281
Universal Electronics, Inc. (a)	1,278	66,788
		10,299,429
Internet & Direct Marketing Retail - 0.1%
Shutterstock, Inc. (a)	8,011	343,512
Leisure Products - 0.2%
Johnson Outdoors, Inc. Class A	7,054	541,042
Specialty Retail - 3.1%
Aaron's, Inc. Class A	4,927	281,381
Asbury Automotive Group, Inc. (a)	4,481	500,931
Group 1 Automotive, Inc.	12,019	1,201,900
Haverty Furniture Companies, Inc.	23,409	471,925
Hibbett Sports, Inc. (a)	3,347	93,850
Office Depot, Inc.	162,769	445,987
Rent-A-Center, Inc.	31,311	903,009
RH (a)(b)	597	127,460
Sally Beauty Holdings, Inc. (a)	70,788	1,291,881
Shoe Carnival, Inc. (b)	19,081	711,340
Signet Jewelers Ltd. (b)	21,778	473,454
Sleep Number Corp. (a)	22,166	1,091,454
Sonic Automotive, Inc. Class A (sub. vtg.)	18,985	588,535
Sportsman's Warehouse Holdings, Inc. (a)	8,594	69,010
		8,252,117
Textiles, Apparel & Luxury Goods - 1.7%
Crocs, Inc. (a)	43,758	1,833,023
Deckers Outdoor Corp. (a)	11,999	2,026,151
Rocky Brands, Inc.	4,190	123,312
Steven Madden Ltd.	10,948	470,873
Vera Bradley, Inc. (a)	12,054	142,237
		4,595,596

TOTAL CONSUMER DISCRETIONARY		30,410,012

CONSUMER STAPLES - 2.3%
Beverages - 1.0%
Boston Beer Co., Inc. Class A (a)	3,394	1,282,423
Coca-Cola Bottling Co. Consolidated	5,296	1,504,329
		2,786,752
Food & Staples Retailing - 0.6%
Ingles Markets, Inc. Class A	22,054	1,047,786
Natural Grocers by Vitamin Cottage, Inc. (b)	15,284	150,853
PriceSmart, Inc.	1,382	98,150
Rite Aid Corp. (a)(b)	5,571	86,183
Village Super Market, Inc. Class A (b)	1,442	33,454
Weis Markets, Inc. (b)	2,927	118,514
		1,534,940
Food Products - 0.2%
John B. Sanfilippo & Son, Inc.	3,052	278,587
The Simply Good Foods Co. (a)	4,643	132,511
		411,098
Personal Products - 0.3%
Edgewell Personal Care Co. (a)	3,741	115,821
USANA Health Sciences, Inc. (a)	9,606	754,551
		870,372
Tobacco - 0.2%
Vector Group Ltd.	38,751	518,876

TOTAL CONSUMER STAPLES		6,122,038

ENERGY - 2.1%
Energy Equipment & Services - 0.4%
Archrock, Inc.	91,002	913,660
Oil, Gas & Consumable Fuels - 1.7%
Delek U.S. Holdings, Inc. (b)	13,648	457,617
DHT Holdings, Inc. (b)	179,857	1,489,216
GasLog Ltd.	76,981	753,644
Montage Resources Corp. (a)	11,660	92,580
Nordic American Tanker Shipping Ltd.	111,212	547,163
PDC Energy, Inc. (a)	14,872	389,200
Penn Virginia Corp. (a)	3,422	103,858
QEP Resources, Inc.	12,541	56,435
Southwestern Energy Co. (a)(b)	26,735	64,699
Teekay Tankers Ltd. (a)	15,100	361,947
W&T Offshore, Inc. (a)	38,117	211,931
World Fuel Services Corp.	2,426	105,337
		4,633,627

TOTAL ENERGY		5,547,287

FINANCIALS - 15.8%
Banks - 6.8%
1st Source Corp.	6,257	324,613
Ameris Bancorp	2,815	119,750
BancFirst Corp.	24,949	1,557,816
Bancorp, Inc., Delaware (a)	6,274	81,374
BankFinancial Corp.	471	6,161
BCB Bancorp, Inc.	1,336	18,423
Boston Private Financial Holdings, Inc.	9,921	119,350
Brookline Bancorp, Inc., Delaware	3,212	52,870
Cadence Bancorp Class A	3,433	62,240
Capital City Bank Group, Inc.	1,600	48,800
Cathay General Bancorp	42,939	1,633,829
Codorus Valley Bancorp, Inc.	190	4,376
Community Bank System, Inc.	1,893	134,289
Community Trust Bancorp, Inc.	4,989	232,687
Financial Institutions, Inc.	7,888	253,205
First Bancorp, North Carolina	1,076	42,943
First Bancorp, Puerto Rico	150,501	1,593,806
First Interstate Bancsystem, Inc.	14,665	614,757
Fulton Financial Corp.	99,060	1,726,616
Great Southern Bancorp, Inc.	12,494	791,120
Hancock Whitney Corp.	43,239	1,897,327
HBT Financial, Inc. (a)	541	10,274
Hilltop Holdings, Inc.	8,469	211,132
Hope Bancorp, Inc.	7,720	114,719
IBERIABANK Corp.	3,037	227,259
International Bancshares Corp.	39,313	1,693,211
Investors Bancorp, Inc.	137,121	1,633,797
Lakeland Bancorp, Inc.	3,583	62,273
National Bankshares, Inc.	205	9,211
OFG Bancorp (b)	20,466	483,202
Old National Bancorp, Indiana	4,277	78,226
Peapack-Gladstone Financial Corp.	5,798	179,158
Peoples Bancorp, Inc.	1,110	38,473
Republic Bancorp, Inc., Kentucky Class A	2,568	120,182
Sandy Spring Bancorp, Inc.	5,984	226,674
Sierra Bancorp	6,104	177,748
Simmons First National Corp. Class A	107	2,867
South Plains Financial, Inc.	674	14,066
The Bank of NT Butterfield & Son Ltd.	5,544	205,239
Trustmark Corp.	3,228	111,398
UMB Financial Corp.	10,401	713,925
Univest Corp. of Pennsylvania	3,214	86,071
WesBanco, Inc.	11,698	442,067
		18,157,524
Capital Markets - 2.7%
Artisan Partners Asset Management, Inc.	46,598	1,506,047
Cohen & Steers, Inc.	20,626	1,294,488
Diamond Hill Investment Group, Inc.	20	2,809
Federated Investors, Inc. Class B (non-vtg.)	8,453	275,483
Houlihan Lokey	7,267	355,138
INTL FCStone, Inc. (a)	19,297	942,273
Oppenheimer Holdings, Inc. Class A (non-vtg.)	15,417	423,659
Piper Jaffray Companies (b)	9,954	795,723
Pzena Investment Management, Inc.	3,355	28,920
Silvercrest Asset Management Group Class A	367	4,617
Virtus Investment Partners, Inc.	73	8,886
Waddell & Reed Financial, Inc. Class A (b)	86,522	1,446,648
Westwood Holdings Group, Inc.	1,759	52,102
		7,136,793
Consumer Finance - 0.9%
Enova International, Inc. (a)	54,557	1,312,641
LendingClub Corp. (a)	1,255	15,838
Nelnet, Inc. Class A	21,426	1,247,850
		2,576,329
Diversified Financial Services - 0.6%
Cannae Holdings, Inc. (a)	36,269	1,348,844
Marlin Business Services Corp.	13,369	293,851
		1,642,695
Insurance - 1.8%
Amerisafe, Inc.	9,097	600,675
Crawford & Co. Class B	2,376	24,116
Employers Holdings, Inc.	4,687	195,682
Goosehead Insurance (b)	29,101	1,233,882
Hallmark Financial Services, Inc. (a)	1,155	20,293
Horace Mann Educators Corp.	18,663	814,827
Investors Title Co.	219	34,865
National General Holdings Corp.	23,180	512,278
RLI Corp.	1,400	126,028
Selective Insurance Group, Inc.	18,006	1,173,811
		4,736,457
Mortgage Real Estate Investment Trusts - 0.1%
Invesco Mortgage Capital, Inc.	3,611	60,123
Ladder Capital Corp. Class A	12,868	232,139
		292,262
Thrifts & Mortgage Finance - 2.9%
Essent Group Ltd.	37,352	1,941,930
Farmer Mac Class C (non-vtg.)	5,474	457,079
First Defiance Financial Corp.	5,900	185,791
HomeStreet, Inc. (a)	3,156	107,304
Northwest Bancshares, Inc.	54,630	908,497
Pennymac Financial Services, Inc.	320	10,893
Radian Group, Inc.	69,852	1,757,476
Southern Missouri Bancorp, Inc.	4	153
Walker & Dunlop, Inc.	24,526	1,586,342
Washington Federal, Inc.	16,307	597,652
Waterstone Financial, Inc.	16,634	316,545
		7,869,662

TOTAL FINANCIALS		42,411,722

HEALTH CARE - 18.0%
Biotechnology - 6.5%
ACADIA Pharmaceuticals, Inc. (a)	17,295	739,880
Acceleron Pharma, Inc. (a)	3,145	166,748
Adverum Biotechnologies, Inc. (a)	8,038	92,598
Affimed NV (a)	62,279	170,644
Aimmune Therapeutics, Inc. (a)	1,538	51,477
Allakos, Inc. (a)(b)	1,522	145,138
Allogene Therapeutics, Inc. (a)(b)	744	19,329
Amicus Therapeutics, Inc. (a)	20,375	198,453
Anika Therapeutics, Inc. (a)	5,111	265,005
Apellis Pharmaceuticals, Inc. (a)	9,116	279,132
Ardelyx, Inc. (a)	33,132	248,656
Arena Pharmaceuticals, Inc. (a)	4,426	201,029
ArQule, Inc. (a)	699	13,952
Arrowhead Pharmaceuticals, Inc. (a)	15,310	971,113
Athenex, Inc. (a)(b)	1,527	23,317
Audentes Therapeutics, Inc. (a)	1,255	75,099
Avid Bioservices, Inc. (a)	7,924	60,777
Baudax Bio, Inc. (a)(b)	6,596	45,644
Biohaven Pharmaceutical Holding Co. Ltd. (a)	2,691	146,498
Biospecifics Technologies Corp. (a)	798	45,438
Blueprint Medicines Corp. (a)	7,865	630,065
Calithera Biosciences, Inc. (a)	1	6
CareDx, Inc. (a)	2,597	56,017
Castle Biosciences, Inc. (b)	822	28,252
Catalyst Pharmaceutical Partners, Inc. (a)	48,333	181,249
ChemoCentryx, Inc. (a)	1,440	56,952
Chimerix, Inc. (a)	63,391	128,684
Coherus BioSciences, Inc. (a)	15,020	270,435
Constellation Pharmaceuticals, Inc. (a)	4,446	209,451
Cue Biopharma, Inc. (a)	354	5,620
CytomX Therapeutics, Inc. (a)	4,993	41,492
Deciphera Pharmaceuticals, Inc. (a)	5,996	373,191
Dicerna Pharmaceuticals, Inc. (a)	12,018	264,757
Eagle Pharmaceuticals, Inc. (a)	4,492	269,879
Editas Medicine, Inc. (a)(b)	2,306	68,281
Emergent BioSolutions, Inc. (a)	6,832	368,586
Enanta Pharmaceuticals, Inc. (a)	214	13,221
Epizyme, Inc. (a)	3,443	84,698
Esperion Therapeutics, Inc. (a)(b)	841	50,149
Fate Therapeutics, Inc. (a)	7,131	139,554
FibroGen, Inc. (a)	11,999	514,637
Global Blood Therapeutics, Inc. (a)	5,610	445,939
Halozyme Therapeutics, Inc. (a)	27,233	482,841
Heron Therapeutics, Inc. (a)	5,073	119,216
ImmunoGen, Inc. (a)	58,015	296,167
Immunomedics, Inc. (a)	15,788	334,074
Insmed, Inc. (a)	5,694	135,973
Intercept Pharmaceuticals, Inc. (a)	2,079	257,630
Invitae Corp. (a)(b)	17,690	285,340
Iovance Biotherapeutics, Inc. (a)(b)	9,946	275,305
Ironwood Pharmaceuticals, Inc. Class A (a)	33,683	448,321
Jounce Therapeutics, Inc. (a)	10,116	88,313
Karyopharm Therapeutics, Inc. (a)	678	12,997
Kodiak Sciences, Inc. (a)	4,615	332,049
Kura Oncology, Inc. (a)	3,239	44,536
Ligand Pharmaceuticals, Inc. Class B (a)(b)	1,359	141,730
MeiraGTx Holdings PLC (a)	3,559	71,251
Mirati Therapeutics, Inc. (a)(b)	4,350	560,541
Momenta Pharmaceuticals, Inc. (a)	5,782	114,079
Myriad Genetics, Inc. (a)	14,591	397,313
Natera, Inc. (a)	12,047	405,863
NextCure, Inc.	3,823	215,350
Oncternal Therapeutics, Inc. rights (a)(c)	466	0
Opko Health, Inc. (a)(b)	103,896	152,727
Organogenesis Holdings, Inc. Class A (a)	1,351	6,498
Pfenex, Inc. (a)	12,357	135,680
Pieris Pharmaceuticals, Inc. (a)	40	145
Portola Pharmaceuticals, Inc. (a)(b)	10,757	256,877
Principia Biopharma, Inc. (a)	5,463	299,263
PTC Therapeutics, Inc. (a)	10,165	488,225
Puma Biotechnology, Inc. (a)(b)	20,976	183,540
Ra Pharmaceuticals, Inc. (a)	5,269	247,274
Radius Health, Inc. (a)(b)	11,758	237,041
REGENXBIO, Inc. (a)	3,930	161,012
Retrophin, Inc. (a)	14,245	202,279
Sangamo Therapeutics, Inc. (a)	3,298	27,604
Syndax Pharmaceuticals, Inc. (a)	7,059	61,978
The Medicines Company (a)(b)	6,237	529,771
Turning Point Therapeutics, Inc.	1,363	84,901
Ultragenyx Pharmaceutical, Inc. (a)(b)	3,973	169,687
Vanda Pharmaceuticals, Inc. (a)	16,012	262,757
Veracyte, Inc. (a)	12,670	353,746
Vericel Corp. (a)	5,862	101,999
Voyager Therapeutics, Inc. (a)	1,615	22,529
Xbiotech, Inc. (a)(b)	9,028	168,508
Xencor, Inc. (a)	4,947	170,127
		17,504,099
Health Care Equipment & Supplies - 4.7%
Cardiovascular Systems, Inc. (a)	21,742	1,056,444
ConforMis, Inc. (a)(b)	140,928	211,392
Haemonetics Corp. (a)	16,909	1,942,844
Integer Holdings Corp. (a)	21,203	1,705,357
Invacare Corp.	14,667	132,296
Lantheus Holdings, Inc. (a)	23,872	489,615
LeMaitre Vascular, Inc.	2,102	75,567
Meridian Bioscience, Inc.	67,767	662,084
Natus Medical, Inc. (a)	2,944	97,123
Nevro Corp. (a)	3,755	441,363
Novocure Ltd. (a)	25,626	2,159,501
Orthofix International NV (a)	16,290	752,272
Shockwave Medical, Inc. (a)	250	10,980
SurModics, Inc. (a)	22,633	937,685
Tandem Diabetes Care, Inc. (a)	26,909	1,604,045
Wright Medical Group NV (a)	7,075	215,646
		12,494,214
Health Care Providers & Services - 3.3%
Amedisys, Inc. (a)	7,587	1,266,422
Apollo Medical Holdings, Inc. (a)(b)	12,505	230,217
Brookdale Senior Living, Inc. (a)	14,926	108,512
Community Health Systems, Inc. (a)(b)	26,818	77,772
Corvel Corp. (a)	16,529	1,443,973
Magellan Health Services, Inc. (a)	6,974	545,716
National Healthcare Corp.	17,483	1,511,056
Owens & Minor, Inc.	9,413	48,665
Patterson Companies, Inc. (b)	8,846	181,166
Providence Service Corp. (a)	12,679	750,343
Select Medical Holdings Corp. (a)	34,100	795,894
Tenet Healthcare Corp. (a)	49,807	1,894,160
U.S. Physical Therapy, Inc.	1,167	133,446
		8,987,342
Health Care Technology - 1.6%
Allscripts Healthcare Solutions, Inc. (a)(b)	147,981	1,452,434
HealthStream, Inc. (a)	7,583	206,258
HMS Holdings Corp. (a)	44,739	1,324,274
Nextgen Healthcare, Inc. (a)	73,417	1,179,811
		4,162,777
Life Sciences Tools & Services - 0.6%
Fluidigm Corp. (a)	6,806	23,685
Luminex Corp.	3,740	86,618
Medpace Holdings, Inc. (a)	5,608	471,408
NeoGenomics, Inc. (a)	7,313	213,905
Repligen Corp. (a)	5,028	465,090
Syneos Health, Inc. (a)	5,462	324,852
		1,585,558
Pharmaceuticals - 1.3%
Akorn, Inc. (a)	92,698	139,047
Amneal Pharmaceuticals, Inc. (a)	12,024	57,956
Axsome Therapeutics, Inc. (a)(b)	1,878	194,110
Corcept Therapeutics, Inc. (a)	13,858	167,682
Endo International PLC (a)	40,413	189,537
Intra-Cellular Therapies, Inc. (a)	2,101	72,085
Lannett Co., Inc. (a)(b)	15,212	134,170
Mallinckrodt PLC (a)(b)	60,445	210,953
MyoKardia, Inc. (a)	3,729	271,788
Osmotica Pharmaceuticals PLC (a)(b)	2,327	16,266
Pacira Biosciences, Inc. (a)	8,503	385,186
Phibro Animal Health Corp. Class A	8,542	212,098
Prestige Brands Holdings, Inc. (a)	12,639	511,880
Reata Pharmaceuticals, Inc. (a)	2,160	441,569
Recro Pharma, Inc. (a)(b)	13,692	250,974
Supernus Pharmaceuticals, Inc. (a)	3,622	85,914
Theravance Biopharma, Inc. (a)	469	12,142
Zogenix, Inc. (a)(b)	2,862	149,196
		3,502,553

TOTAL HEALTH CARE		48,236,543

INDUSTRIALS - 17.0%
Aerospace & Defense - 2.1%
AAR Corp.	33,916	1,529,612
Aerojet Rocketdyne Holdings, Inc. (a)	11,357	518,561
Astronics Corp. (a)	20,246	565,876
Moog, Inc. Class A	18,158	1,549,422
Parsons Corp.	34,873	1,439,557
		5,603,028
Airlines - 0.0%
Mesa Air Group, Inc. (a)	6,422	57,413
Building Products - 1.3%
Advanced Drain Systems, Inc.	11,737	455,865
Caesarstone Sdot-Yam Ltd.	744	11,212
Gibraltar Industries, Inc. (a)	7,614	384,050
Griffon Corp.	1,503	30,556
Quanex Building Products Corp.	30,562	521,999
Simpson Manufacturing Co. Ltd.	4,755	381,494
Trex Co., Inc. (a)	11,528	1,036,137
Universal Forest Products, Inc.	13,017	620,911
		3,442,224
Commercial Services & Supplies - 3.8%
ADS Waste Holdings, Inc. (a)	1,026	33,725
Brady Corp. Class A	21,188	1,213,225
Deluxe Corp.	30,808	1,537,935
Herman Miller, Inc.	35,431	1,475,701
HNI Corp.	1,704	63,832
Kimball International, Inc. Class B	68,403	1,413,890
Knoll, Inc.	14,702	371,373
Mobile Mini, Inc.	4,745	179,883
Steelcase, Inc. Class A	75,126	1,537,078
Tetra Tech, Inc.	6,919	596,141
UniFirst Corp.	8,198	1,655,832
VSE Corp.	1,367	52,001
		10,130,616
Construction & Engineering - 1.0%
Comfort Systems U.S.A., Inc.	2,310	115,154
EMCOR Group, Inc.	21,861	1,886,604
Great Lakes Dredge & Dock Corp. (a)	39,470	447,195
Primoris Services Corp.	6,590	146,562
		2,595,515
Electrical Equipment - 3.2%
Atkore International Group, Inc. (a)	39,327	1,591,170
AZZ, Inc.	16,253	746,825
Encore Wire Corp.	22,830	1,310,442
EnerSys (b)	23,898	1,788,287
Generac Holdings, Inc. (a)	16,685	1,678,344
Powell Industries, Inc.	25,225	1,235,773
Preformed Line Products Co.	4,810	290,284
Thermon Group Holdings, Inc. (a)	2,991	80,159
		8,721,284
Machinery - 1.2%
Federal Signal Corp.	1,324	42,699
Gorman-Rupp Co.	3,036	113,850
Hillenbrand, Inc.	32,564	1,084,707
Hurco Companies, Inc.	9,211	353,334
Hyster-Yale Materials Handling Class A	435	25,648
L.B. Foster Co. Class A (a)	2,365	45,834
Mueller Industries, Inc.	7,881	250,222
Park-Ohio Holdings Corp.	5,968	200,823
Rexnord Corp. (a)	21,699	707,821
Wabash National Corp.	14,734	216,442
Watts Water Technologies, Inc. Class A	1,414	141,061
		3,182,441
Marine - 0.1%
Costamare, Inc.	25,022	238,460
Safe Bulkers, Inc. (a)(b)	28,123	47,809
		286,269
Professional Services - 2.7%
Barrett Business Services, Inc.	8,431	762,668
CRA International, Inc.	2,302	125,390
Heidrick & Struggles International, Inc.	32,989	1,072,143
Insperity, Inc.	4,598	395,612
Kelly Services, Inc. Class A (non-vtg.)	11,126	251,225
Kforce, Inc.	36,132	1,434,440
Korn Ferry	13,992	593,261
Resources Connection, Inc.	80,830	1,319,954
TriNet Group, Inc. (a)	24,743	1,400,701
		7,355,394
Road & Rail - 0.3%
ArcBest Corp.	7,913	218,399
Marten Transport Ltd.	26,786	575,631
Universal Logistics Holdings, Inc.	564	10,693
		804,723
Trading Companies & Distributors - 1.3%
Applied Industrial Technologies, Inc.	8,362	557,662
BMC Stock Holdings, Inc. (a)	6,562	188,264
GATX Corp. (b)	533	44,159
GMS, Inc. (a)	12,548	339,800
Herc Holdings, Inc. (a)	6,065	296,821
Rush Enterprises, Inc. Class A	32,601	1,515,947
Systemax, Inc.	19,045	479,172
		3,421,825

TOTAL INDUSTRIALS		45,600,732

INFORMATION TECHNOLOGY - 13.8%
Communications Equipment - 0.4%
Acacia Communications, Inc. (a)	856	58,045
Calix Networks, Inc. (a)	97,995	783,960
Comtech Telecommunications Corp.	2,082	73,890
Digi International, Inc. (a)	9,598	170,077
Tessco Technologies, Inc.	2,047	22,967
		1,108,939
Electronic Equipment & Components - 2.9%
Anixter International, Inc. (a)	899	82,798
Badger Meter, Inc.	2,803	181,999
Belden, Inc.	22,525	1,238,875
Benchmark Electronics, Inc.	23,255	799,042
ePlus, Inc. (a)	3,675	309,766
Insight Enterprises, Inc. (a)	24,573	1,727,236
Itron, Inc. (a)	517	43,402
Kimball Electronics, Inc. (a)	28,361	497,736
Methode Electronics, Inc. Class A	14,385	566,050
PC Connection, Inc.	18,920	939,567
Sanmina Corp. (a)	8,869	303,675
ScanSource, Inc. (a)	17,759	656,195
Tech Data Corp. (a)	2,561	367,760
Vishay Intertechnology, Inc. (b)	4,735	100,808
		7,814,909
IT Services - 1.5%
CSG Systems International, Inc.	9,733	503,975
EVERTEC, Inc.	41,547	1,414,260
Perspecta, Inc.	41,566	1,099,005
Sykes Enterprises, Inc. (a)	26,720	988,373
		4,005,613
Semiconductors & Semiconductor Equipment - 5.6%
Adesto Technologies Corp. (a)	293	2,491
Ambarella, Inc. (a)	12,745	771,837
Amkor Technology, Inc. (a)	115,520	1,501,760
Brooks Automation, Inc.	1,814	76,115
Cirrus Logic, Inc. (a)	24,527	2,021,270
Diodes, Inc. (a)	17,337	977,287
Enphase Energy, Inc. (a)(b)	22,747	594,379
FormFactor, Inc. (a)	21,455	557,186
Lattice Semiconductor Corp. (a)	82,677	1,582,438
NeoPhotonics Corp. (a)	164,427	1,450,246
Photronics, Inc. (a)	10,204	160,815
Power Integrations, Inc.	10,721	1,060,414
Rambus, Inc. (a)	26,283	362,048
Silicon Laboratories, Inc. (a)	16,465	1,909,611
Synaptics, Inc. (a)(b)	22,607	1,486,862
Ultra Clean Holdings, Inc. (a)	18,200	427,154
Veeco Instruments, Inc. (a)	11,008	161,652
		15,103,565
Software - 3.2%
Agilysys, Inc. (a)	38,412	976,049
BlackLine, Inc. (a)	13,795	711,270
Box, Inc. Class A (a)	94,198	1,580,642
CommVault Systems, Inc. (a)	22,802	1,017,881
Cornerstone OnDemand, Inc. (a)	15,725	920,699
MobileIron, Inc. (a)	149,079	724,524
Progress Software Corp.	38,079	1,582,182
Rimini Street, Inc. (a)	408	1,583
SPS Commerce, Inc. (a)	8,891	492,739
TeleNav, Inc. (a)	5,050	24,543
Tenable Holdings, Inc. (a)	3,990	95,600
Verint Systems, Inc. (a)	6,450	357,072
		8,484,784
Technology Hardware, Storage & Peripherals - 0.2%
Avid Technology, Inc. (a)(b)	71,718	615,340

TOTAL INFORMATION TECHNOLOGY		37,133,150

MATERIALS - 4.7%
Chemicals - 1.9%
FutureFuel Corp.	37,572	465,517
Hawkins, Inc.	741	33,945
Koppers Holdings, Inc. (a)	4,805	183,647
Kraton Performance Polymers, Inc. (a)	24,503	620,416
Orion Engineered Carbons SA	7,114	137,300
PolyOne Corp.	19,464	716,081
Stepan Co.	13,686	1,401,994
Tredegar Corp.	1,454	32,497
Trinseo SA	6,750	251,168
Tronox Holdings PLC	118,544	1,353,772
		5,196,337
Construction Materials - 0.5%
Forterra, Inc. (a)	112,902	1,305,147
Containers & Packaging - 0.5%
Myers Industries, Inc.	71,347	1,190,068
Metals & Mining - 1.2%
Hecla Mining Co.	82,039	278,112
Materion Corp.	17,140	1,018,973
Novagold Resources, Inc. (a)	9,014	80,661
Schnitzer Steel Industries, Inc. Class A	25,671	556,547
Worthington Industries, Inc.	32,546	1,372,790
		3,307,083
Paper & Forest Products - 0.6%
Boise Cascade Co.	20,126	735,203
Louisiana-Pacific Corp.	1,710	50,736
P.H. Glatfelter Co.	2,570	47,031
Schweitzer-Mauduit International, Inc.	18,947	795,585
		1,628,555

TOTAL MATERIALS		12,627,190

REAL ESTATE - 7.0%
Equity Real Estate Investment Trusts (REITs) - 5.2%
Agree Realty Corp.	1,608	112,833
Alexanders, Inc.	275	90,846
American Assets Trust, Inc.	29,437	1,351,158
Braemar Hotels & Resorts, Inc.	3,946	35,238
CoreCivic, Inc.	79,202	1,376,531
CorePoint Lodging, Inc.	8,433	90,064
DiamondRock Hospitality Co.	59,392	658,063
EastGroup Properties, Inc.	3,517	466,600
Franklin Street Properties Corp.	3,362	28,779
Healthcare Realty Trust, Inc.	4,363	145,593
Investors Real Estate Trust	425	30,813
Kite Realty Group Trust	29,409	574,358
Lexington Corporate Properties Trust	57,686	612,625
New Senior Investment Group, Inc.	20,106	153,811
Piedmont Office Realty Trust, Inc. Class A	5,418	120,496
PS Business Parks, Inc.	9,720	1,602,536
Rexford Industrial Realty, Inc.	1,624	74,168
RLJ Lodging Trust	74,540	1,320,849
Senior Housing Properties Trust (SBI)	115,543	975,183
Sunstone Hotel Investors, Inc.	125,268	1,743,731
Tanger Factory Outlet Centers, Inc. (b)	19,006	279,958
The GEO Group, Inc.	34,849	578,842
Xenia Hotels & Resorts, Inc.	77,198	1,668,249
		14,091,324
Real Estate Management & Development - 1.8%
Gyrodyne LLC (a)	137	2,582
Kennedy-Wilson Holdings, Inc.	26,162	583,413
Marcus & Millichap, Inc. (a)	10,188	379,503
Maui Land & Pineapple, Inc. (a)	1,389	15,626
Newmark Group, Inc.	121,488	1,634,621
RE/MAX Holdings, Inc.	7,799	300,184
Realogy Holdings Corp. (b)	52,080	504,134
The RMR Group, Inc.	30,024	1,370,295
		4,790,358

TOTAL REAL ESTATE		18,881,682

UTILITIES - 2.3%
Electric Utilities - 1.3%
Allete, Inc.	11,275	915,192
El Paso Electric Co.	1,169	79,363
Otter Tail Corp.	8,646	443,453
Portland General Electric Co.	34,328	1,915,159
Spark Energy, Inc. Class A, (b)	9,050	83,532
		3,436,699
Gas Utilities - 0.0%
Southwest Gas Holdings, Inc.	472	35,858
Independent Power and Renewable Electricity Producers - 0.6%
Atlantic Power Corp. (a)	38,032	88,615
Clearway Energy, Inc.:
Class A	69,095	1,321,096
Class C	3,746	74,733
Pattern Energy Group, Inc.	3,679	98,432
		1,582,876
Multi-Utilities - 0.1%
Black Hills Corp.	3,613	283,765
Water Utilities - 0.3%
American States Water Co.	4,583	397,071
AquaVenture Holdings Ltd. (a)	2,479	67,230
Artesian Resources Corp. Class A	90	3,349
Consolidated Water Co., Inc.	4,388	71,524
SJW Corp.	722	51,305
York Water Co.	2,460	113,431
		703,910

TOTAL UTILITIES		6,043,108

TOTAL COMMON STOCKS
(Cost $221,390,859)		259,220,454
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.64% 3/19/20 (d)
(Cost $209,259)	210,000	209,334
	Shares	Value

Money Market Funds - 9.0%
Fidelity Cash Central Fund 1.58% (e)	8,763,814	$8,765,567
Fidelity Securities Lending Cash Central Fund 1.58% (e)(f)	15,353,755	15,355,290
TOTAL MONEY MARKET FUNDS
(Cost $24,120,857)		24,120,857
TOTAL INVESTMENT IN SECURITIES - 105.7%
(Cost $245,720,975)		283,550,645
NET OTHER ASSETS (LIABILITIES) - (5.7)%		(15,340,869)
NET ASSETS - 100%		$268,209,776

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	109	March 2020	$9,104,770	$138,224	$138,224

The notional amount of futures purchased as a percentage of Net Assets is 3.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $209,334.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$113,399
Fidelity Securities Lending Cash Central Fund	181,482
Total	$294,881

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$6,206,990	$6,206,990	$--	$--
Consumer Discretionary	30,410,012	30,410,012	--	--
Consumer Staples	6,122,038	6,122,038	--	--
Energy	5,547,287	5,547,287	--	--
Financials	42,411,722	42,411,722	--	--
Health Care	48,236,543	48,236,543	--	0
Industrials	45,600,732	45,600,732	--	--
Information Technology	37,133,150	37,133,150	--	--
Materials	12,627,190	12,627,190	--	--
Real Estate	18,881,682	18,881,682	--	--
Utilities	6,043,108	6,043,108	--	--
U.S. Government and Government Agency Obligations	209,334	--	209,334	--
Money Market Funds	24,120,857	24,120,857	--	--
Total Investments in Securities:	$283,550,645	$283,341,311	$209,334	$--
Derivative Instruments:
Assets
Futures Contracts	$138,224	$138,224	$--	$--
Total Assets	$138,224	$138,224	$--	$--
Total Derivative Instruments:	$138,224	$138,224	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$138,224	$0
Total Equity Risk	138,224	0
Total Value of Derivatives	$138,224	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		December 31, 2019
Assets
Investment in securities, at value (including securities loaned of $15,006,595) — See accompanying schedule: Unaffiliated issuers (cost $221,600,118)	$259,429,788
Fidelity Central Funds (cost $24,120,857)	24,120,857
Total Investment in Securities (cost $245,720,975)		$283,550,645
Segregated cash with brokers for derivative instruments		119,787
Cash		4,889
Receivable for fund shares sold		6,756
Dividends receivable		286,693
Distributions receivable from Fidelity Central Funds		16,992
Receivable for daily variation margin on futures contracts		11,990
Prepaid expenses		359
Total assets		283,998,111
Liabilities
Payable for investments purchased	$4,890
Payable for fund shares redeemed	239,861
Accrued management fee	99,976
Distribution and service plan fees payable	1,995
Other affiliated payables	38,648
Other payables and accrued expenses	50,940
Collateral on securities loaned	15,352,025
Total liabilities		15,788,335
Net Assets		$268,209,776
Net Assets consist of:
Paid in capital		$237,999,305
Total accumulated earnings (loss)		30,210,471
Net Assets		$268,209,776
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($23,600,245 ÷ 1,607,403 shares)		$14.68
Service Class:
Net Asset Value, offering price and redemption price per share ($217,032 ÷ 14,729 shares)		$14.74
Service Class 2:
Net Asset Value, offering price and redemption price per share ($9,767,337 ÷ 663,463 shares)		$14.72
Investor Class:
Net Asset Value, offering price and redemption price per share ($234,625,162 ÷ 16,055,047 shares)		$14.61

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2019
Investment Income
Dividends		$4,035,268
Interest		9,399
Income from Fidelity Central Funds (including $181,482 from security lending)		294,881
Total income		4,339,548
Expenses
Management fee	$1,194,827
Transfer agent fees	356,194
Distribution and service plan fees	20,429
Accounting and security lending fees	103,934
Custodian fees and expenses	25,817
Independent trustees' fees and expenses	1,460
Audit	52,310
Legal	7,592
Miscellaneous	1,645
Total expenses before reductions	1,764,208
Expense reductions	(1,008)
Total expenses after reductions		1,763,200
Net investment income (loss)		2,576,348
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,532,296)
Fidelity Central Funds	878
Futures contracts	527,768
Total net realized gain (loss)		(2,003,650)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	54,064,620
Fidelity Central Funds	(30)
Futures contracts	149,737
Total change in net unrealized appreciation (depreciation)		54,214,327
Net gain (loss)		52,210,677
Net increase (decrease) in net assets resulting from operations		$54,787,025

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2019	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,576,348	$2,439,582
Net realized gain (loss)	(2,003,650)	21,429,463
Change in net unrealized appreciation (depreciation)	54,214,327	(62,993,051)
Net increase (decrease) in net assets resulting from operations	54,787,025	(39,124,006)
Distributions to shareholders	(25,056,254)	(29,092,038)
Share transactions - net increase (decrease)	(5,940,974)	21,956,747
Total increase (decrease) in net assets	23,789,797	(46,259,297)
Net Assets
Beginning of period	244,419,979	290,679,276
End of period	$268,209,776	$244,419,979

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Disciplined Small Cap Portfolio Initial Class

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$13.07	$16.86	$16.25	$14.52	$14.94
Income from Investment Operations
Net investment income (loss)A	.15	.14	.11	.13	.10
Net realized and unrealized gain (loss)	2.81	(2.20)	1.01	2.75	(.40)
Total from investment operations	2.96	(2.06)	1.12	2.88	(.30)
Distributions from net investment income	(.14)	(.14)	(.12)	(.09)	(.09)
Distributions from net realized gain	(1.21)	(1.59)	(.40)	(1.06)	(.03)
Total distributions	(1.35)	(1.73)	(.51)B	(1.15)	(.12)
Net asset value, end of period	$14.68	$13.07	$16.86	$16.25	$14.52
Total ReturnC,D	23.71%	(13.08)%	7.02%	22.68%	(1.99)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.59%	.60%	.83%	.86%	.85%
Expenses net of fee waivers, if any	.59%	.60%	.83%	.86%	.84%
Expenses net of all reductions	.59%	.60%	.83%	.86%	.84%
Net investment income (loss)	1.05%	.90%	.67%	.90%	.68%
Supplemental Data
Net assets, end of period (000 omitted)	$23,600	$24,285	$31,332	$41,185	$30,227
Portfolio turnover rateG	77%	103%	103%	83%	96%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.51 per share is comprised of distributions from net investment income of $.116 and distributions from net realized gain of $.395 per share.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Disciplined Small Cap Portfolio Service Class

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$13.12	$16.91	$16.29	$14.56	$14.98
Income from Investment Operations
Net investment income (loss)A	.13	.13	.09	.11	.09
Net realized and unrealized gain (loss)	2.83	(2.21)	1.03	2.75	(.40)
Total from investment operations	2.96	(2.08)	1.12	2.86	(.31)
Distributions from net investment income	(.13)	(.12)	(.10)	(.07)	(.08)
Distributions from net realized gain	(1.21)	(1.59)	(.40)	(1.06)	(.03)
Total distributions	(1.34)	(1.71)	(.50)	(1.13)	(.11)
Net asset value, end of period	$14.74	$13.12	$16.91	$16.29	$14.56
Total ReturnB,C	23.59%	(13.13)%	6.97%	22.49%	(2.09)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.69%	.70%	.93%	.96%	.95%
Expenses net of fee waivers, if any	.69%	.70%	.93%	.96%	.94%
Expenses net of all reductions	.69%	.70%	.93%	.96%	.94%
Net investment income (loss)	.95%	.80%	.57%	.80%	.58%
Supplemental Data
Net assets, end of period (000 omitted)	$217	$193	$249	$266	$311
Portfolio turnover rateF	77%	103%	103%	83%	96%

 A Calculated based on average shares outstanding during the period.

 B Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Disciplined Small Cap Portfolio Service Class 2

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$13.11	$16.90	$16.29	$14.58	$14.99
Income from Investment Operations
Net investment income (loss)A	.11	.10	.07	.09	.07
Net realized and unrealized gain (loss)	2.82	(2.20)	1.02	2.75	(.40)
Total from investment operations	2.93	(2.10)	1.09	2.84	(.33)
Distributions from net investment income	(.11)	(.10)	(.08)	(.07)	(.05)
Distributions from net realized gain	(1.21)	(1.59)	(.40)	(1.06)	(.03)
Total distributions	(1.32)	(1.69)	(.48)	(1.13)	(.08)
Net asset value, end of period	$14.72	$13.11	$16.90	$16.29	$14.58
Total ReturnB,C	23.37%	(13.29)%	6.79%	22.31%	(2.18)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.84%	.85%	1.08%	1.11%	1.10%
Expenses net of fee waivers, if any	.84%	.85%	1.08%	1.11%	1.10%
Expenses net of all reductions	.84%	.85%	1.08%	1.11%	1.10%
Net investment income (loss)	.80%	.65%	.42%	.65%	.43%
Supplemental Data
Net assets, end of period (000 omitted)	$9,767	$6,823	$7,881	$6,403	$3,198
Portfolio turnover rateF	77%	103%	103%	83%	96%

 A Calculated based on average shares outstanding during the period.

 B Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Disciplined Small Cap Portfolio Investor Class

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$13.02	$16.79	$16.19	$14.48	$14.89
Income from Investment Operations
Net investment income (loss)A	.13	.13	.09	.11	.09
Net realized and unrealized gain (loss)	2.80	(2.19)	1.01	2.74	(.39)
Total from investment operations	2.93	(2.06)	1.10	2.85	(.30)
Distributions from net investment income	(.13)	(.12)	(.10)	(.08)	(.08)
Distributions from net realized gain	(1.21)	(1.59)	(.40)	(1.06)	(.03)
Total distributions	(1.34)	(1.71)	(.50)	(1.14)	(.11)
Net asset value, end of period	$14.61	$13.02	$16.79	$16.19	$14.48
Total ReturnB,C	23.55%	(13.09)%	6.91%	22.54%	(2.00)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.67%	.68%	.91%	.94%	.93%
Expenses net of fee waivers, if any	.67%	.68%	.91%	.94%	.92%
Expenses net of all reductions	.67%	.68%	.91%	.94%	.92%
Net investment income (loss)	.97%	.82%	.59%	.82%	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$234,625	$213,119	$251,217	$263,763	$190,669
Portfolio turnover rateF	77%	103%	103%	83%	96%

 A Calculated based on average shares outstanding during the period.

 B Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2019

1. Organization.

VIP Disciplined Small Cap Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2019, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, partnerships, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$48,116,546
Gross unrealized depreciation	(11,424,416)
Net unrealized appreciation (depreciation)	$36,692,130
Tax Cost	$246,858,515

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$555,433
Capital loss carryforward	$(7,037,092)
Net unrealized appreciation (depreciation) on securities and other investments	$36,692,130

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$(7,037,092)

The tax character of distributions paid was as follows:

	December 31, 2019	December 31, 2018
Ordinary Income	$2,434,973	$ 5,236,536
Long-term Capital Gains	22,621,281	23,855,502
Total	$25,056,254	$ 29,092,038

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $200,231,702 and $232,488,342, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$205
Service Class 2	20,224
$20,429

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of class-level average net assets. The annual rate for Investor Class is .15% and the annual rate for all other classes is .07%. For the period, transfer agent fees for each class were as follows:

Initial Class	$16,238
Service Class	132
Service Class 2	5,225
Investor Class	334,599
$356,194

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to the following annual rates:

% of Average Net Assets
VIP Disciplined Small Cap Portfolio	.04

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $720 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to NFS, as affiliated borrower, at period end was $628,086. Total fees paid by the Fund to NFS, as lending agent, amounted to $11,079. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $13,973 from securities loaned to NFS, as affiliated borrower.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1,008.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended December 31, 2019	Year ended December 31, 2018
Distributions to shareholders
Initial Class	$2,460,113	$3,020,567
Service Class	19,721	25,199
Service Class 2	693,253	726,133
Investor Class	21,883,167	25,320,139
Total	$25,056,254	$29,092,038

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2019	Year ended December 31, 2018
Initial Class
Shares sold	250,382	389,181	$3,511,426	$6,282,040
Reinvestment of distributions	183,369	208,832	2,460,113	3,020,567
Shares redeemed	(684,095)	(598,663)	(9,412,865)	(9,449,635)
Net increase (decrease)	(250,344)	(650)	$(3,441,326)	$(147,028)
Service Class 2
Shares sold	221,820	168,813	$3,098,010	$2,716,157
Reinvestment of distributions	51,451	50,094	693,253	726,133
Shares redeemed	(130,231)	(164,886)	(1,807,991)	(2,739,409)
Net increase (decrease)	143,040	54,021	$1,983,272	$702,881
Investor Class
Shares sold	1,098,859	1,984,812	$15,372,608	$32,467,274
Reinvestment of distributions	1,638,057	1,758,395	21,883,167	25,320,139
Shares redeemed	(3,054,006)	(2,329,721)	(41,738,695)	(36,386,519)
Net increase (decrease)	(317,090)	1,413,486	$(4,482,920)	$21,400,894

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 96% of the total outstanding shares of the Fund.

Effective January 1, 2020, following any required regulatory notices and approvals:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. (FIIOC) converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund II and Shareholders of VIP Disciplined Small Cap Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of VIP Disciplined Small Cap Portfolio (the "Fund"), a fund of Variable Insurance Products Fund II, including the schedule of investments, as of December 31, 2019, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

February 10, 2020

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Michael E. Wiley, each of the Trustees oversees 302 funds. Mr. Wiley oversees 199 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the Investment Company Act of 1940 (1940 Act)) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present) and Board of Directors (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Chair (2018-present) and Member (2013-present) of the Board of Governors, State University System of Florida and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present) and as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), a Director of Fortune Brands, Inc. (consumer products, 2000-2011), and a member of the Board of Trustees of the University of Florida (2013-2018).

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of High Point Resources (exploration and production, 2005-present). Previously, Mr. Wiley served as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a Director of Andeavor Logistics LP (natural resources logistics, 2015-2018), a Director of Post Oak Bank (privately-held bank, 2004-2018), a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), an Advisory Director of Riverstone Holdings (private investment), a Director of Spinnaker Exploration Company (exploration and production, 2001-2005) and Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Fuller also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Fuller serves as a member of the Board of Directors, Audit Committee, and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present). Previously, Ms. Fuller served as the Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006).

Patricia L. Kampling (1959)

Year of Election or Appointment: 2020

Member of the Advisory Board

Ms. Kampling also serves as Member of the Advisory Board of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Compensation Committee and Executive Committee and as Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).

Susan Tomasky (1953)

Year of Election or Appointment: 2020

Member of the Advisory Board

Ms. Tomasky also serves as Member of the Advisory Board of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present). In addition, Ms. Tomasky currently serves as a member of the Board of the Columbus Regional Airport Authority (2007-present), as a member of the Board of the Royal Shakespeare Company – America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board of Kenyon College (2016-present). Previously, Ms. Tomasky served as a member of the Board (2011-2019) and as Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2019

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2020

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2020

Deputy Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2019 to December 31, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2019	Ending Account Value December 31, 2019	Expenses Paid During Period-B July 1, 2019 to December 31, 2019
Initial Class	.59%
Actual		$1,000.00	$1,062.00	$3.07
Hypothetical-C		$1,000.00	$1,022.23	$3.01
Service Class	.69%
Actual		$1,000.00	$1,061.80	$3.59
Hypothetical-C		$1,000.00	$1,021.73	$3.52
Service Class 2.84%
Actual		$1,000.00	$1,060.80	$4.36
Hypothetical-C		$1,000.00	$1,020.97	$4.28
Investor Class	.67%
Actual		$1,000.00	$1,061.60	$3.48
Hypothetical-C		$1,000.00	$1,021.83	$3.41

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

Initial Class designates 6% and 100%; Service Class designates 7% and 100%; Service Class 2 designates 8% and 100%; and Investor Class designates 7% and 100%; of the dividends distributed in February and December, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Board Approval of Investment Advisory Contracts

VIP Disciplined Small Cap Portfolio

At its November 2019 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated management contract and amended and restated sub-advisory agreements (together, the Amended and Restated Contracts) for the fund, effective January 1, 2020, for a one month period through January 31, 2020, in connection with an upcoming consolidation of certain of Fidelity's advisory businesses.

The Board considered that, on or about January 1, 2020, each of FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and SelectCo, LLC (SelectCo) will merge with and into Fidelity Management & Research Company (FMR) and that, after the merger, FMR will redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FMRC upon the completion of the merger. The Board noted that the Amended and Restated Contracts would be updated to reflect the renamed adviser, Fidelity Management & Research Company LLC and its new form of organization and domicile. The Board also noted that the Amended and Restated Contracts will not change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the fund.

The Board concluded that the fund's Amended and Restated Contracts are fair and reasonable, and that the fund's Advisory Contracts should be approved through January 31, 2020.

In connection with its consideration of future renewals of the fund's Amended and Restated Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Amended and Restated Contracts should be approved.

VDSC-ANN-0220
1.820582.114

Fidelity® Variable Insurance Products:

Emerging Markets Portfolio

Annual Report

December 31, 2019

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, and if your insurance carrier elects to participate, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your variable insurance product unless you specifically request paper copies from your financial professional or the administrator of your variable insurance product. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically, by contacting your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548. Your election to receive reports in paper will apply to all funds available under your variable insurance product.

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2019	Past 1 year	Past 5 years	Past 10 years
Initial Class	29.46%	7.78%	5.01%
Service Class	29.30%	7.65%	4.90%
Service Class 2	29.19%	7.50%	4.74%
Investor Class	29.38%	7.69%	4.93%

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Emerging Markets Portfolio - Initial Class on December 31, 2009.

The chart shows how the value of your investment would have changed, and also shows how the MSCI Emerging Markets Index performed over the same period.

Period Ending Values
$16,307	VIP Emerging Markets Portfolio - Initial Class
$14,427	MSCI Emerging Markets Index

Management's Discussion of Fund Performance

Market Recap:  The MSCI ACWI (All Country World Index) ex USA Index gained 21.74% in 2019, as international stocks benefited from accommodative monetary policies from central banks around the world, favorable economic growth and de-escalation of the U.S.–China trade conflict. In January, the U.S. Federal Reserve pivoted to a more dovish approach to interest rates, joining many foreign central banks that were easing and leading to a 7.57% monthly advance for the index. After more-modest gains in February (+1.96%), March (+0.63%) and April (+2.67%), the index returned -5.33% in May, when U.S.–China trade tension heightened. In June, stocks rebounded 6.03%, as policy stimulus in China stabilized that country’s economic growth. The Fed cut its policy rate in July, its first reduction since 2008. However, the index returned -1.21% for the month, followed by a -3.08% result in August. In September, the Fed cut its policy rate another quarter point and did the same in October, leading to monthly gains of 2.59% and 3.49%, respectively. In the fourth quarter, improved relations between the U.S. and China sparked an 8.95% gain. For the full 12 months, the information technology sector (+41%) led the way, followed by health care and consumer discretionary (+28% each). Conversely, communications services (+12%) and energy (+16%) notably lagged the broader market. By region, Canada (+29%) stood out, while the U.K. (+21%), Japan (+20%) and emerging markets (+19%) rose roughly in line with the index.

Comments from Portfolio Manager Sam Polyak:  For the year, the fund’s share classes gained about 29%, finishing well ahead of the 18.47% advance of the benchmark MSCI Emerging Markets Index. Versus the benchmark, security selection was the dominant factor driving the fund’s outperformance. Picks in the consumer staples, financials, industrials and consumer discretionary sectors were especially helpful, along with the portfolio's positioning in the market-leading information technology sector. Geographically, China, South Africa and South Korea stood out as positives, as did out-of-benchmark exposure to the United States. In terms of individual stocks, platinum and palladium miner Impala Platinum (+147%), a holding we purchased during the period, was the top relative contributor this past year, rewarding our overweighting here. The price of palladium, a key component of automobile catalytic converters, rose about 54% in 2019. Overweighting China-based alcoholic beverage makers Wuliangye Yibin (+121%) and Kweichow Moutai (+65%) earlier in the year also contributed meaningfully to the fund's relative result, though we sold both stocks prior to period end. An overweighting in Samsung Electronics (+42%), the South Korean electronics conglomerate, also helped. We added significantly to Samsung, making it the fund’s largest holding as of December 31. In contrast, real estate was the only sector that hampered the fund’s relative return in 2019. Notable countries that detracted included India, Peru and Thailand. The portfolio's underweight position in Alibaba Group Holding (+37%) made this benchmark component the largest relative detractor on a stock-specific basis the past year. Purchasing overweight stakes in Siam Cement (-16%) and State Bank of India (-19%) also was untimely. We exited both positions before the end of the year.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  On February 22, 2019, Sam Polyak assumed co-management responsibilities for the fund, joining Co-Manager Sammy Simnegar. As of October 1, 2019, Simnegar no longer manages the fund, leaving Polyak as sole Portfolio Manager.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of December 31, 2019
China	20.9%
Cayman Islands	17.5%
Korea (South)	11.8%
Taiwan	11.7%
Brazil	8.3%
Russia	6.8%
India	4.9%
Hong Kong	4.4%
Mexico	2.9%
Other*	10.8%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of December 31, 2019

% of fund's net assets
Stocks	99.2
Short-Term Investments and Net Other Assets (Liabilities)	0.8

Top Ten Stocks as of December 31, 2019

% of fund's net assets
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	9.0
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	8.1
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	6.3
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Banks)	4.4
Haier Smart Home Co. Ltd. (A Shares) (China, Household Durables)	4.3
China Merchants Bank Co. Ltd. (H Shares) (China, Banks)	3.2
China Resources Beer Holdings Co. Ltd. (Hong Kong, Beverages)	2.9
Shinhan Financial Group Co. Ltd. (Korea (South), Banks)	2.8
Lukoil PJSC sponsored ADR (Russia, Oil, Gas & Consumable Fuels)	2.4
Shenzhen Inovance Technology Co. Ltd. (A Shares) (China, Machinery)	2.3
45.7

Top Market Sectors as of December 31, 2019

% of fund's net assets
Financials	21.9
Information Technology	19.8
Materials	11.5
Communication Services	10.1
Consumer Discretionary	10.0
Energy	8.7
Industrials	8.1
Consumer Staples	5.6
Real Estate	2.8
Health Care	0.7

Schedule of Investments December 31, 2019

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
Brazil - 4.9%
IRB Brasil Resseguros SA	1,018,717	$9,863,780
Natura & Co. Holding SA	595,336	5,722,933
Suzano Papel e Celulose SA	1,217,381	12,008,273

TOTAL BRAZIL		27,594,986

Cayman Islands - 17.5%
Airtac International Group	637,548	9,942,373
Alibaba Group Holding Ltd. sponsored ADR (a)	40,700	8,632,470
Baidu.com, Inc. sponsored ADR (a)	88,800	11,224,320
JD.com, Inc. sponsored ADR (a)	173,996	6,129,879
Li Ning Co. Ltd.	3,631,737	10,882,674
Meituan Dianping Class B (a)	515,066	6,735,524
Tencent Holdings Ltd.	952,805	45,902,484

TOTAL CAYMAN ISLANDS		99,449,724

China - 20.9%
AVIC Jonhon OptronicTechnology Co. Ltd.	1,130,142	6,339,520
C&S Paper Co. Ltd. (A Shares)	2,075,984	3,774,408
China Life Insurance Co. Ltd. (H Shares)	4,155,863	11,560,188
China Merchants Bank Co. Ltd. (H Shares)	3,521,519	18,099,513
China Petroleum & Chemical Corp. (H Shares)	14,574,524	8,775,776
Haier Smart Home Co. Ltd. (A Shares)	8,648,078	24,218,394
Industrial & Commercial Bank of China Ltd. (H Shares)	32,664,635	25,201,716
Shenzhen Inovance Technology Co. Ltd. (A Shares)	2,969,672	13,067,376
Yantai Jereh Oilfield Services (A Shares)	1,383,600	7,344,017

TOTAL CHINA		118,380,908

Hong Kong - 4.4%
China Resources Beer Holdings Co. Ltd.	3,036,505	16,795,217
CNOOC Ltd. sponsored ADR	50,616	8,436,169

TOTAL HONG KONG		25,231,386

Hungary - 0.7%
Richter Gedeon PLC	188,569	4,099,789
India - 4.9%
Housing Development Finance Corp. Ltd.	251,559	8,505,342
Larsen & Toubro Ltd.	339,893	6,183,857
Shree Cement Ltd.	29,001	8,276,574
Solar Industries India Ltd. (a)	314,739	4,677,086

TOTAL INDIA		27,642,859

Indonesia - 1.1%
PT Bank Mandiri (Persero) Tbk	11,106,738	6,137,178
Israel - 2.0%
Elbit Systems Ltd. (Israel)	73,794	11,488,042
Korea (South) - 11.8%
Samsung Electronics Co. Ltd.	1,053,960	50,890,385
Shinhan Financial Group Co. Ltd.	425,182	15,949,292

TOTAL KOREA (SOUTH)		66,839,677

Mexico - 2.9%
CEMEX S.A.B. de CV sponsored ADR	2,216,200	8,377,236
Grupo Financiero Banorte S.A.B. de CV Series O	1,450,168	8,103,147

TOTAL MEXICO		16,480,383

Peru - 2.0%
Compania de Minas Buenaventura SA sponsored ADR	746,816	11,276,922
Philippines - 1.3%
Ayala Land, Inc.	8,110,935	7,269,762
Russia - 6.8%
Lukoil PJSC sponsored ADR	139,063	13,792,268
MMC Norilsk Nickel PJSC sponsored ADR	407,500	12,449,125
Sberbank of Russia sponsored ADR	745,110	12,249,608

TOTAL RUSSIA		38,491,001

Singapore - 1.5%
CapitaLand Ltd.	3,105,600	8,659,058
South Africa - 1.4%
Impala Platinum Holdings Ltd. (a)	798,216	8,179,349
Taiwan - 11.7%
Realtek Semiconductor Corp.	1,061,000	8,335,061
Sporton International, Inc.	796,504	5,671,437
Taiwan Semiconductor Manufacturing Co. Ltd.	3,213,338	35,639,578
Unified-President Enterprises Corp.	2,186,925	5,424,545
Yageo Corp.	759,000	11,087,885

TOTAL TAIWAN		66,158,506

TOTAL COMMON STOCKS
(Cost $454,310,129)		543,379,530

Nonconvertible Preferred Stocks - 3.4%
Brazil - 3.4%
Itau Unibanco Holding SA	942,950	8,696,509
Petroleo Brasileiro SA - Petrobras sponsored ADR	656,547	10,465,359
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $16,402,428)		19,161,868

Money Market Funds - 1.4%
Fidelity Cash Central Fund 1.58% (b)
(Cost $8,009,940)	8,008,338	8,009,940
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $478,722,497)		570,551,338
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(3,501,981)
NET ASSETS - 100%		$567,049,357

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$319,492
Fidelity Securities Lending Cash Central Fund	182,857
Total	$502,349

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$57,126,804	$11,224,320	$45,902,484	$--
Consumer Discretionary	56,598,941	56,598,941	--	--
Consumer Staples	31,717,103	31,717,103	--	--
Energy	48,813,589	40,037,813	8,775,776	--
Financials	124,366,273	81,467,191	42,899,082	--
Health Care	4,099,789	4,099,789	--	--
Industrials	46,353,085	46,353,085	--	--
Information Technology	112,292,429	76,652,851	35,639,578	--
Materials	65,244,565	65,244,565	--	--
Real Estate	15,928,820	8,659,058	7,269,762	--
Money Market Funds	8,009,940	8,009,940	--	--
Total Investments in Securities:	$570,551,338	$430,064,656	$140,486,682	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		December 31, 2019
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $470,712,557)	$562,541,398
Fidelity Central Funds (cost $8,009,940)	8,009,940
Total Investment in Securities (cost $478,722,497)		$570,551,338
Foreign currency held at value (cost $30,008)		30,008
Receivable for investments sold		4,232,920
Receivable for fund shares sold		361,217
Dividends receivable		1,807,547
Distributions receivable from Fidelity Central Funds		17,864
Prepaid expenses		580
Other receivables		84,341
Total assets		577,085,815
Liabilities
Payable for investments purchased	$2,159,519
Payable for fund shares redeemed	7,341,647
Accrued management fee	359,425
Distribution and service plan fees payable	12,213
Other affiliated payables	66,756
Other payables and accrued expenses	96,898
Total liabilities		10,036,458
Net Assets		$567,049,357
Net Assets consist of:
Paid in capital		$425,024,376
Total accumulated earnings (loss)		142,024,981
Net Assets		$567,049,357
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($273,577,528 ÷ 21,569,716 shares)		$12.68
Service Class:
Net Asset Value, offering price and redemption price per share ($36,185,108 ÷ 2,848,437 shares)		$12.70
Service Class 2:
Net Asset Value, offering price and redemption price per share ($47,475,529 ÷ 3,741,428 shares)		$12.69
Investor Class:
Net Asset Value, offering price and redemption price per share ($209,811,192 ÷ 16,612,468 shares)		$12.63

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2019
Investment Income
Dividends		$9,586,820
Non-Cash dividends		5,339,868
Income from Fidelity Central Funds (including $182,857 from security lending)		502,349
Income before foreign taxes withheld		15,429,037
Less foreign taxes withheld		(1,208,840)
Total income		14,220,197
Expenses
Management fee	$3,524,256
Transfer agent fees	434,157
Distribution and service plan fees	114,641
Accounting and security lending fees	231,919
Custodian fees and expenses	136,257
Independent trustees' fees and expenses	2,353
Audit	122,946
Legal	2,690
Miscellaneous	2,855
Total expenses before reductions	4,572,074
Expense reductions	(212,048)
Total expenses after reductions		4,360,026
Net investment income (loss)		9,860,171
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	69,583,898
Fidelity Central Funds	23
Foreign currency transactions	(659,381)
Total net realized gain (loss)		68,924,540
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	35,418,290
Assets and liabilities in foreign currencies	6,867
Total change in net unrealized appreciation (depreciation)		35,425,157
Net gain (loss)		104,349,697
Net increase (decrease) in net assets resulting from operations		$114,209,868

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2019	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,860,171	$2,405,621
Net realized gain (loss)	68,924,540	(10,499,567)
Change in net unrealized appreciation (depreciation)	35,425,157	(61,366,836)
Net increase (decrease) in net assets resulting from operations	114,209,868	(69,460,782)
Distributions to shareholders	(8,095,503)	(2,500,207)
Share transactions - net increase (decrease)	111,495,949	42,453,011
Total increase (decrease) in net assets	217,610,314	(29,507,978)
Net Assets
Beginning of period	349,439,043	378,947,021
End of period	$567,049,357	$349,439,043

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Emerging Markets Portfolio Initial Class

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$9.95	$12.23	$8.36	$8.14	$9.10
Income from Investment Operations
Net investment income (loss)A	.26B	.08	.07	.06	.06
Net realized and unrealized gain (loss)	2.66	(2.28)	3.88	.20	(.97)
Total from investment operations	2.92	(2.20)	3.95	.26	(.91)
Distributions from net investment income	(.19)	(.08)	(.07)	(.04)	(.05)
Distributions from net realized gain	–	–C	(.01)	–	–
Total distributions	(.19)	(.08)	(.08)	(.04)	(.05)
Redemption fees added to paid in capitalA	–	–	–	–	–C
Net asset value, end of period	$12.68	$9.95	$12.23	$8.36	$8.14
Total ReturnD,E	29.46%	(18.00)%	47.40%	3.24%	(9.97)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.96%	1.01%	1.01%	1.05%	1.07%
Expenses net of fee waivers, if any	.96%	1.01%	1.01%	1.05%	1.07%
Expenses net of all reductions	.91%	.98%	.99%	1.05%	1.05%
Net investment income (loss)	2.25%B	.71%	.64%	.71%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$273,578	$159,140	$165,396	$132,435	$112,675
Portfolio turnover rateH	135%	117%	82%	86%	106%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.06%.

 C Amount represents less than $.005 per share.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Emerging Markets Portfolio Service Class

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$9.97	$12.26	$8.39	$8.17	$9.14
Income from Investment Operations
Net investment income (loss)A	.25B	.06	.06	.05	.05
Net realized and unrealized gain (loss)	2.66	(2.27)	3.89	.21	(.98)
Total from investment operations	2.91	(2.21)	3.95	.26	(.93)
Distributions from net investment income	(.18)	(.08)	(.07)	(.04)	(.04)
Distributions from net realized gain	–	–C	(.01)	–	–
Total distributions	(.18)	(.08)	(.08)	(.04)	(.04)
Redemption fees added to paid in capitalA	–	–	–	–	–C
Net asset value, end of period	$12.70	$9.97	$12.26	$8.39	$8.17
Total ReturnD,E	29.30%	(18.02)%	47.19%	3.13%	(10.15)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.06%	1.12%	1.11%	1.16%	1.17%
Expenses net of fee waivers, if any	1.06%	1.12%	1.11%	1.16%	1.17%
Expenses net of all reductions	1.01%	1.09%	1.09%	1.15%	1.16%
Net investment income (loss)	2.16%B	.60%	.54%	.61%	.58%
Supplemental Data
Net assets, end of period (000 omitted)	$36,185	$17,147	$1,089	$81	$72
Portfolio turnover rateH	135%	117%	82%	86%	106%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .97%.

 C Amount represents less than $.005 per share.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Emerging Markets Portfolio Service Class 2

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$9.96	$12.25	$8.38	$8.15	$9.12
Income from Investment Operations
Net investment income (loss)A	.23B	.05	.04	.04	.04
Net realized and unrealized gain (loss)	2.67	(2.27)	3.90	.20	(.98)
Total from investment operations	2.90	(2.22)	3.94	.24	(.94)
Distributions from net investment income	(.17)	(.06)	(.06)	(.01)	(.03)
Distributions from net realized gain	–	–C	(.01)	–	–
Total distributions	(.17)	(.07)D	(.07)	(.01)	(.03)
Redemption fees added to paid in capitalA	–	–	–	–	–C
Net asset value, end of period	$12.69	$9.96	$12.25	$8.38	$8.15
Total ReturnE,F	29.19%	(18.16)%	47.05%	2.95%	(10.31)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.21%	1.27%	1.26%	1.31%	1.32%
Expenses net of fee waivers, if any	1.21%	1.26%	1.26%	1.31%	1.32%
Expenses net of all reductions	1.16%	1.23%	1.24%	1.30%	1.30%
Net investment income (loss)	2.01%B	.46%	.39%	.45%	.44%
Supplemental Data
Net assets, end of period (000 omitted)	$47,476	$20,128	$7,246	$2,868	$8,076
Portfolio turnover rateI	135%	117%	82%	86%	106%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .82%.

 C Amount represents less than $.005 per share.

 D Total distributions of $.07 per share is comprised of distributions from net investment income of $.062 and distributions from net realized gain of $.003 per share.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Emerging Markets Portfolio Investor Class

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$9.91	$12.17	$8.32	$8.11	$9.07
Income from Investment Operations
Net investment income (loss)A	.25B	.07	.06	.05	.05
Net realized and unrealized gain (loss)	2.65	(2.26)	3.87	.20	(.96)
Total from investment operations	2.90	(2.19)	3.93	.25	(.91)
Distributions from net investment income	(.18)	(.06)	(.07)	(.04)	(.05)
Distributions from net realized gain	–	–C	(.01)	–	–
Total distributions	(.18)	(.07)D	(.08)	(.04)	(.05)
Redemption fees added to paid in capitalA	–	–	–	–	–C
Net asset value, end of period	$12.63	$9.91	$12.17	$8.32	$8.11
Total ReturnE,F	29.38%	(18.02)%	47.32%	3.06%	(10.08)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.04%	1.09%	1.09%	1.14%	1.15%
Expenses net of fee waivers, if any	1.04%	1.09%	1.09%	1.14%	1.15%
Expenses net of all reductions	.99%	1.06%	1.07%	1.13%	1.13%
Net investment income (loss)	2.18%B	.63%	.56%	.63%	.61%
Supplemental Data
Net assets, end of period (000 omitted)	$209,811	$153,024	$205,217	$93,982	$76,045
Portfolio turnover rateI	135%	117%	82%	86%	106%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .99%.

 C Amount represents less than $.005 per share.

 D Total distributions of $.07 per share is comprised of distributions from net investment income of $.063 and distributions from net realized gain of $.004 per share.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2019

1. Organization.

VIP Emerging Markets Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Non-cash Dividends" and the impact of these dividends is presented in the Financial Highlights. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2019, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards, passive foreign investments companies (PFIC) and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$95,333,291
Gross unrealized depreciation	(4,733,331)
Net unrealized appreciation (depreciation)	$90,599,960
Tax Cost	$479,951,378

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$1,065,903
Undistributed long-term capital gain	$50,372,880
Net unrealized appreciation (depreciation) on securities and other investments	$90,586,197

The tax character of distributions paid was as follows:

	December 31, 2019	December 31, 2018
Ordinary Income	$8,095,503	$ 2,500,207

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $698,947,068 and $584,914,748, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .79% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$27,022
Service Class 2	87,619
$114,641

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of class-level average net assets. The annual rate for Investor Class is .15% and the annual rate for all other classes is .07%. For the period, transfer agent fees for each class were as follows:

Initial Class	$131,867
Service Class	17,441
Service Class 2	22,622
Investor Class	262,227
$434,157

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to the following annual rates:

% of Average Net Assets
VIP Emerging Markets Portfolio	.05

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
VIP Emerging Markets Portfolio	$3,165

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,054 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Total fees paid by the Fund to NFS, as lending agent, amounted to $15. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $1,639 from securities loaned to NFS, as affiliated borrower.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $209,300 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $2,748.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended December 31, 2019	Year ended December 31, 2018
Distributions to shareholders
Initial Class	$4,027,524	$1,212,846
Service Class	499,424	128,628
Service Class 2	593,613	123,374
Investor Class	2,974,942	1,035,359
Total	$8,095,503	$2,500,207

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2019	Year ended December 31, 2018
Initial Class
Shares sold	9,172,451	7,084,598	$106,932,333	$78,572,216
Reinvestment of distributions	339,875	121,693	4,027,524	1,212,846
Shares redeemed	(3,940,236)	(4,736,786)	(45,648,524)	(54,722,076)
Net increase (decrease)	5,572,090	2,469,505	$65,311,333	$25,062,986
Service Class
Shares sold	1,590,421	1,717,800	$18,219,839	$17,975,909
Reinvestment of distributions	42,074	13,038	499,424	128,540
Shares redeemed	(504,702)	(98,984)	(5,852,722)	(1,058,249)
Net increase (decrease)	1,127,793	1,631,854	$12,866,541	$17,046,200
Service Class 2
Shares sold	2,743,759	1,613,477	$31,855,529	$17,986,128
Reinvestment of distributions	50,052	12,501	593,613	123,374
Shares redeemed	(1,073,492)	(196,177)	(12,468,852)	(2,212,473)
Net increase (decrease)	1,720,319	1,429,801	$19,980,290	$15,897,029
Investor Class
Shares sold	4,935,342	6,902,758	$56,654,758	$80,793,022
Reinvestment of distributions	252,114	103,786	2,974,942	1,035,359
Shares redeemed	(4,022,148)	(8,420,884)	(46,291,915)	(97,381,585)
Net increase (decrease)	1,165,308	(1,414,340)	$13,337,785	$(15,553,204)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 20% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 13% of the total outstanding shares of the Fund. In addition, at the end of the period, VIP Freedom 2020 Portfolio was the owner of record of approximately 13% of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 60% of the total outstanding shares of the Fund.

Effective January 1, 2020, following any required regulatory notices and approvals:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. (FIIOC) converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund II and Shareholders of VIP Emerging Markets Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of VIP Emerging Markets Portfolio (the "Fund"), a fund of Variable Insurance Products Fund II, including the schedule of investments, as of December 31, 2019, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

February 10, 2020

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Michael E. Wiley, each of the Trustees oversees 302 funds. Mr. Wiley oversees 199 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the Investment Company Act of 1940 (1940 Act)) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present) and Board of Directors (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Chair (2018-present) and Member (2013-present) of the Board of Governors, State University System of Florida and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present) and as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), a Director of Fortune Brands, Inc. (consumer products, 2000-2011), and a member of the Board of Trustees of the University of Florida (2013-2018).

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of High Point Resources (exploration and production, 2005-present). Previously, Mr. Wiley served as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a Director of Andeavor Logistics LP (natural resources logistics, 2015-2018), a Director of Post Oak Bank (privately-held bank, 2004-2018), a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), an Advisory Director of Riverstone Holdings (private investment), a Director of Spinnaker Exploration Company (exploration and production, 2001-2005) and Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Fuller also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Fuller serves as a member of the Board of Directors, Audit Committee, and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present). Previously, Ms. Fuller served as the Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006).

Patricia L. Kampling (1959)

Year of Election or Appointment: 2020

Member of the Advisory Board

Ms. Kampling also serves as Member of the Advisory Board of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Compensation Committee and Executive Committee and as Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).

Susan Tomasky (1953)

Year of Election or Appointment: 2020

Member of the Advisory Board

Ms. Tomasky also serves as Member of the Advisory Board of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present). In addition, Ms. Tomasky currently serves as a member of the Board of the Columbus Regional Airport Authority (2007-present), as a member of the Board of the Royal Shakespeare Company – America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board of Kenyon College (2016-present). Previously, Ms. Tomasky served as a member of the Board (2011-2019) and as Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2019

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2020

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2020

Deputy Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2019 to December 31, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2019	Ending Account Value December 31, 2019	Expenses Paid During Period-B July 1, 2019 to December 31, 2019
Initial Class	.94%
Actual		$1,000.00	$1,078.80	$4.93
Hypothetical-C		$1,000.00	$1,020.47	$4.79
Service Class	1.04%
Actual		$1,000.00	$1,077.90	$5.45
Hypothetical-C		$1,000.00	$1,019.96	$5.30
Service Class 2	1.19%
Actual		$1,000.00	$1,077.70	$6.23
Hypothetical-C		$1,000.00	$1,019.21	$6.06
Investor Class	1.01%
Actual		$1,000.00	$1,078.40	$5.29
Hypothetical-C		$1,000.00	$1,020.11	$5.14

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of VIP Emerging Markets Portfolio voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Dividends	Capital Gains
VIP Emerging Markets Portfolio
Initial Class	02/07/20	02/07/20	$0.024	$1.092
Service Class	02/07/20	02/07/20	$0.023	$1.092
Service Class 2	02/07/20	02/07/20	$0.022	$1.092
Investor Class	02/07/20	02/07/20	$0.023	$1.092

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2019, $50,372,880, or, if subsequently determined to be different, the net capital gain of such year.

Initial Class designates 1%, Service Class designates 1%, Service Class 2 designates 1%, Investor Class designates 1%, of the dividends distributed during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
VIP Emerging Markets Portfolio
Initial Class	12/06/19	$0.2147	$0.0267
Service Class	12/06/19	$0.2057	$0.0267
Service Class 2	12/06/19	$0.1927	$0.0267
Investor Class	12/06/19	$0.2057	$0.0267

Board Approval of Investment Advisory Contracts

VIP Emerging Markets Portfolio

At its November 2019 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated management contract and amended and restated sub-advisory agreements (together, the Amended and Restated Contracts) for the fund, effective January 1, 2020, for a one month period through January 31, 2020, in connection with an upcoming consolidation of certain of Fidelity's advisory businesses.

The Board considered that, on or about January 1, 2020, each of FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and SelectCo, LLC (SelectCo) will merge with and into Fidelity Management & Research Company (FMR) and that, after the merger, FMR will redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FMRC upon the completion of the merger. The Board noted that the Amended and Restated Contracts would be updated to reflect the renamed adviser, Fidelity Management & Research Company LLC and its new form of organization and domicile. The Board also noted that the Amended and Restated Contracts will not change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the fund.

The Board concluded that the fund's Amended and Restated Contracts are fair and reasonable, and that the fund's Advisory Contracts should be approved through January 31, 2020.

In connection with its consideration of future renewals of the fund's Amended and Restated Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Amended and Restated Contracts should be approved.

VIPEM-ANN-0220
1.858135.111

Fidelity® Variable Insurance Products:

Total Market Index Portfolio

Extended Market Index Portfolio

International Index Portfolio

Annual Report

December 31, 2019

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, and if your insurance carrier elects to participate, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your variable insurance product unless you specifically request paper copies from your financial professional or the administrator of your variable insurance product. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically, by contacting your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548. Your election to receive reports in paper will apply to all funds available under your variable insurance product.

Contents

VIP Total Market Index Portfolio
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
VIP Extended Market Index Portfolio
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
VIP International Index Portfolio
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

VIP Total Market Index Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2019	Past 1 year	Life of fundA
Initial Class	30.70%	12.28%
Service Class	30.62%	12.24%
Service Class 2	30.44%	12.01%

 A From April 17, 2018

 The initial offering of Service Class shares took place on April 11, 2019. Returns prior to April 11, 2019 are those of Initial Class.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Total Market Index Portfolio - Initial Class on April 17, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Fidelity U.S. Total Investable Market Index℠ performed over the same period.

Period Ending Values
$12,186	VIP Total Market Index Portfolio - Initial Class
$12,188	Fidelity U.S. Total Investable Market Index℠

VIP Total Market Index Portfolio

Management's Discussion of Fund Performance

Market Recap:  U.S. stocks continued to roll in 2019, with the S&P 500® index soaring 31.49% and marking history as the longest and strongest bull market ever, despite persistent, nagging concerns about global economic growth and trade. After a rough end to 2018, equities sharply reversed course to begin the new year amid upbeat company earnings and signs the Federal Reserve may pause on rates. The uptrend continued until May, when the index sunk as trade negotiations between the U.S. and China broke down. The bull market roared back to record a series of highs in July, when the Fed cut interest rates for the first time since 2008. Volatility intensified in August, as the Treasury yield curve inverted, which some investors viewed as a sign the U.S. economy could be heading for recession. But the market proved resilient, hitting a new high on October 30, when the Fed lowered rates for the third time in 2019, and moving even higher through year-end. Gains were robust and broad-based, with information technology (+50%) leading the way with its best calendar-year result in a decade, amid strong growth trends. Communication services (+33%) and financials (+32%) also stood out. In contrast, energy (+12%) was by far the weakest group – struggling amid sluggish oil prices – while several strong gainers nonetheless fell short of the broader market: industrials and real estate (+29% each), consumer discretionary and consumer staples (+28% each), utilities (+26%), materials (+25%), and health care (+21%).

Comments from the Geode Capital Management, LLC, passive equity index team:  For the fiscal year, the fund's share classes gained about 30% to 31%, roughly in line with the 31.01% increase in the benchmark Fidelity U.S. Total Investable Market Index. Individually, the top absolute contributor was Apple (+89%), a maker of consumer electronics that reported especially strong growth in services and wearable electronics. Software company Microsoft (+58%) benefited from robust earnings growth and a decision to buy back stock and increase its quarterly dividend. Better-than-expected financial results lifted shares of social media company Facebook (+57%), whilecontinued growth in cashless payments contributed to the strong gains of payment processors Mastercard (+59%) and Visa (+43%). Favorable financial results helped boost the large bank stocks JPMorgan Chase (+47%) and Bank of America (+46%), while internet retail giant Amazon.com (+23%) also contributed. In contrast, shares of pharmaceutical company Pfizer (-7%) declined on weaker-than-expected revenue estimates and investors' apparent dissatisfaction with the company's plans to merge one of its business units with Mylan. Energy producer Occidental Petroleum (-28%) struggled amid sluggish oil pricing and investors' apparent concern about the company's debt level. Also detracting was utility company PG&E (-73%), which fell sharply on investor concerns about ongoing liability costs related to Northern California wildfires in 2017–18.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to Shareholders:  On March 22, 2019, Pat Waddell retired and is no longer a portfolio manager with Geode Capital Management.

VIP Total Market Index Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of December 31, 2019

% of fund's net assets
Apple, Inc.	4.0
Microsoft Corp.	3.7
Amazon.com, Inc.	2.3
Facebook, Inc. Class A	1.5
JPMorgan Chase & Co.	1.4
Berkshire Hathaway, Inc. Class B	1.4
Alphabet, Inc. Class C	1.3
Alphabet, Inc. Class A	1.2
Johnson & Johnson	1.2
Visa, Inc. Class A	1.0
19.0

Top Market Sectors as of December 31, 2019

% of fund's net assets
Information Technology	21.6
Health Care	13.6
Financials	13.4
Consumer Discretionary	9.9
Industrials	9.5
Communication Services	9.1
Consumer Staples	6.3
Energy	3.9
Real Estate	3.7
Utilities	3.0

Asset Allocation (% of fund's net assets)

As of December 31, 2019 *
Stocks and Equity Futures	99.8%
Short-Term Investments and Net Other Assets (Liabilities)	0.2%

 * Foreign investments - 3.8%

VIP Total Market Index Portfolio

Schedule of Investments December 31, 2019

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
COMMUNICATION SERVICES - 9.1%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.	38,943	$1,521,892
ATN International, Inc.	60	3,323
Bandwidth, Inc. (a)	22	1,409
CenturyLink, Inc.	5,019	66,301
Cincinnati Bell, Inc. (a)(b)	220	2,303
Cogent Communications Group, Inc.	213	14,018
Consolidated Communications Holdings, Inc. (b)	284	1,102
Frontier Communications Corp. (a)(b)	471	419
GCI Liberty, Inc. (a)	524	37,125
Globalstar, Inc. (a)(b)	3,059	1,587
Intelsat SA (a)(b)	330	2,320
Iridium Communications, Inc. (a)	529	13,035
ORBCOMM, Inc. (a)	369	1,553
Pareteum Corp. (a)(b)	313	137
PDVWireless, Inc. (a)	48	2,074
Verizon Communications, Inc.	22,114	1,357,800
Vonage Holdings Corp. (a)	1,209	8,959
Zayo Group Holdings, Inc. (a)	1,090	37,769
		3,073,126
Entertainment - 1.5%
Activision Blizzard, Inc.	4,079	242,374
AMC Entertainment Holdings, Inc. Class A (b)	313	2,266
Cinemark Holdings, Inc.	599	20,276
Electronic Arts, Inc. (a)	1,617	173,844
Gaia, Inc. Class A (a)	88	703
Glu Mobile, Inc. (a)	633	3,830
Lions Gate Entertainment Corp.:
Class A (a)(b)	517	5,511
Class B (a)	321	3,188
Live Nation Entertainment, Inc. (a)	749	53,531
Marcus Corp.	94	2,986
Netflix, Inc. (a)	2,328	753,271
Roku, Inc. Class A (a)(b)	293	39,233
Rosetta Stone, Inc. (a)	105	1,905
Sciplay Corp. (A Shares)	199	2,446
Take-Two Interactive Software, Inc. (a)	601	73,580
The Madison Square Garden Co. (a)	90	26,477
The Walt Disney Co.	7,972	1,152,990
World Wrestling Entertainment, Inc. Class A (b)	223	14,466
Zynga, Inc. (a)	4,332	26,512
		2,599,389
Interactive Media & Services - 4.2%
Alphabet, Inc.:
Class A (a)	1,600	2,143,024
Class C (a)	1,628	2,176,669
ANGI Homeservices, Inc. Class A (a)(b)	222	1,880
Care.com, Inc. (a)	93	1,398
CarGurus, Inc. Class A (a)	172	6,051
Cars.com, Inc. (a)	357	4,363
Eventbrite, Inc. (a)	47	948
Facebook, Inc. Class A (a)	12,862	2,639,926
IAC/InterActiveCorp (a)	418	104,128
Liberty TripAdvisor Holdings, Inc. (a)	313	2,301
Match Group, Inc. (b)	291	23,894
MeetMe, Inc. (a)(b)	275	1,378
Pinterest, Inc. Class A	440	8,202
QuinStreet, Inc. (a)	191	2,924
Snap, Inc. Class A (a)	3,725	60,829
TripAdvisor, Inc.	527	16,010
TrueCar, Inc. (a)	447	2,123
Twitter, Inc. (a)	3,874	124,162
Yelp, Inc. (a)	395	13,758
Zillow Group, Inc.:
Class A (a)	299	13,676
Class C (a)(b)	563	25,864
		7,373,508
Media - 1.5%
Altice U.S.A., Inc. Class A (a)	681	18,619
AMC Networks, Inc. Class A (a)	240	9,480
Cable One, Inc.	26	38,700
Cardlytics, Inc. (a)	48	3,017
CBS Corp.:
Class A	63	2,827
Class B	2,912	122,217
Charter Communications, Inc. Class A (a)(b)	914	443,363
Comcast Corp. Class A	24,322	1,093,760
comScore, Inc. (a)	171	845
Discovery Communications, Inc.:
Class A (a)(b)	1,151	37,684
Class C (non-vtg.) (a)	1,603	48,875
DISH Network Corp. Class A (a)	1,364	48,381
E.W. Scripps Co. Class A	311	4,886
Emerald Expositions Events, Inc.	117	1,234
Entercom Communications Corp. Class A	885	4,106
Entravision Communication Corp. Class A	238	624
Fluent, Inc. (a)	238	595
Fox Corp.:
Class A	1,877	69,580
Class B	884	32,178
Gray Television, Inc. (a)	391	8,383
Interpublic Group of Companies, Inc.	2,062	47,632
John Wiley & Sons, Inc. Class A	233	11,305
Liberty Broadband Corp.:
Class A (a)	156	19,431
Class C (a)	804	101,103
Liberty Global PLC:
Class A (a)	1,184	26,924
Class C (a)	3,111	67,804
Liberty Latin America Ltd.:
Class A (a)	178	3,435
Class C (a)	750	14,595
Liberty Media Corp.:
Liberty Braves Class C (a)	158	4,667
Liberty Formula One Group Series C (a)	1,079	49,596
Liberty Media Class A (a)	157	6,873
Liberty SiriusXM Series A (a)	523	25,282
Liberty SiriusXM Series C (a)	756	36,394
Loral Space & Communications Ltd. (a)	65	2,101
Meredith Corp. (b)	193	6,267
MSG Network, Inc. Class A (a)(b)	369	6,421
National CineMedia, Inc.	252	1,837
New Media Investment Group, Inc. (b)	521	3,324
News Corp.:
Class A	1,600	22,624
Class B	1,173	17,020
Nexstar Broadcasting Group, Inc. Class A	237	27,788
Omnicom Group, Inc.	1,208	97,872
Scholastic Corp.	128	4,922
Sinclair Broadcast Group, Inc. Class A	366	12,202
Sirius XM Holdings, Inc. (b)	6,808	48,677
TechTarget, Inc. (a)	125	3,263
Tegna, Inc. (b)	1,215	20,278
The New York Times Co. Class A	774	24,900
Tribune Publishing Co.	60	790
WideOpenWest, Inc. (a)	125	928
		2,705,609
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	184	2,015
Gogo, Inc. (a)(b)	293	1,875
NII Holdings, Inc. (a)(b)	363	788
Shenandoah Telecommunications Co.	228	9,487
Spok Holdings, Inc.	71	868
T-Mobile U.S., Inc. (a)	1,679	131,667
Telephone & Data Systems, Inc.	542	13,783
U.S. Cellular Corp. (a)	65	2,355
		162,838

TOTAL COMMUNICATION SERVICES		15,914,470

CONSUMER DISCRETIONARY - 9.9%
Auto Components - 0.3%
Adient PLC (a)	444	9,435
American Axle & Manufacturing Holdings, Inc. (a)	577	6,209
Aptiv PLC	1,407	133,623
Autoliv, Inc. (b)	464	39,166
BorgWarner, Inc.	1,121	48,629
Cooper Tire & Rubber Co.	281	8,079
Cooper-Standard Holding, Inc. (a)	75	2,487
Dana, Inc.	823	14,979
Delphi Technologies PLC (a)	470	6,030
Dorman Products, Inc. (a)	146	11,055
Fox Factory Holding Corp. (a)	196	13,636
Garrett Motion, Inc. (a)	336	3,357
Gentex Corp.	1,416	41,036
Gentherm, Inc. (a)	173	7,679
LCI Industries	129	13,820
Lear Corp.	346	47,471
Modine Manufacturing Co. (a)	291	2,241
Motorcar Parts of America, Inc. (a)(b)	103	2,269
Standard Motor Products, Inc.	130	6,919
Stoneridge, Inc. (a)	120	3,518
Superior Industries International, Inc.	55	203
Tenneco, Inc.	284	3,720
The Goodyear Tire & Rubber Co.	1,192	18,542
Veoneer, Inc. (a)(b)	456	7,123
Visteon Corp. (a)(b)	167	14,461
		465,687
Automobiles - 0.5%
Ford Motor Co.	20,860	193,998
General Motors Co.	7,011	256,603
Harley-Davidson, Inc.	888	33,025
Tesla, Inc. (a)(b)	724	302,871
Thor Industries, Inc. (b)	282	20,950
Winnebago Industries, Inc.	157	8,318
		815,765
Distributors - 0.1%
Core-Mark Holding Co., Inc.	240	6,526
Funko, Inc. (a)	54	927
Genuine Parts Co.	792	84,134
LKQ Corp. (a)	1,687	60,226
Pool Corp.	217	46,086
		197,899
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. (a)	329	11,505
American Public Education, Inc. (a)	66	1,808
Bright Horizons Family Solutions, Inc. (a)	316	47,492
Career Education Corp. (a)	372	6,841
Carriage Services, Inc.	58	1,485
Chegg, Inc. (a)	574	21,760
Frontdoor, Inc. (a)	386	18,304
Graham Holdings Co.	22	14,058
Grand Canyon Education, Inc. (a)	268	25,672
H&R Block, Inc.	1,120	26,298
Houghton Mifflin Harcourt Co. (a)	466	2,913
K12, Inc. (a)	194	3,948
Laureate Education, Inc. Class A (a)	355	6,252
Regis Corp. (a)	157	2,806
Service Corp. International	973	44,787
ServiceMaster Global Holdings, Inc. (a)	708	27,371
Strategic Education, Inc.	114	18,115
Weight Watchers International, Inc. (a)	233	8,903
Zovio, Inc. (a)	63	130
		290,448
Hotels, Restaurants & Leisure - 2.0%
ARAMARK Holdings Corp.	1,335	57,939
BFC Financial Corp. Class A	249	1,188
BJ's Restaurants, Inc.	99	3,758
Bloomin' Brands, Inc.	529	11,675
Boyd Gaming Corp.	412	12,335
Brinker International, Inc.	185	7,770
Caesars Entertainment Corp. (a)	3,073	41,793
Carnival Corp.	2,154	109,488
Carrols Restaurant Group, Inc. (a)(b)	157	1,107
Chipotle Mexican Grill, Inc. (a)	131	109,661
Choice Hotels International, Inc.	192	19,859
Churchill Downs, Inc.	188	25,794
Chuy's Holdings, Inc. (a)	77	1,996
Cracker Barrel Old Country Store, Inc.	122	18,756
Darden Restaurants, Inc.	655	71,402
Dave & Buster's Entertainment, Inc.	202	8,114
Del Taco Restaurants, Inc. (a)	134	1,059
Denny's Corp. (a)	340	6,759
Dine Brands Global, Inc.	94	7,851
Domino's Pizza, Inc.	220	64,632
Drive Shack, Inc. (a)(b)	181	662
Dunkin' Brands Group, Inc.	450	33,993
El Pollo Loco Holdings, Inc. (a)	75	1,136
Eldorado Resorts, Inc. (a)	365	21,769
Everi Holdings, Inc. (a)	325	4,365
Extended Stay America, Inc. unit	989	14,697
Fiesta Restaurant Group, Inc. (a)	72	712
Golden Entertainment, Inc. (a)	91	1,749
Habit Restaurants, Inc. Class A (a)	121	1,262
Hilton Grand Vacations, Inc. (a)	534	18,364
Hilton Worldwide Holdings, Inc.	1,585	175,792
Hyatt Hotels Corp. Class A	241	21,620
Jack in the Box, Inc.	135	10,534
Las Vegas Sands Corp.	1,969	135,940
Lindblad Expeditions Holdings (a)	126	2,060
Marriott International, Inc. Class A	1,511	228,811
Marriott Vacations Worldwide Corp.	222	28,585
McDonald's Corp.	4,112	812,572
MGM Mirage, Inc.	2,698	89,762
Monarch Casino & Resort, Inc. (a)	55	2,670
Noodles & Co. (a)	147	814
Norwegian Cruise Line Holdings Ltd. (a)	1,156	67,522
Papa John's International, Inc. (b)	120	7,578
Penn National Gaming, Inc. (a)	610	15,592
Planet Fitness, Inc. (a)	470	35,100
Playa Hotels & Resorts NV (a)	209	1,756
PlayAGS, Inc. (a)	83	1,007
Potbelly Corp. (a)	153	646
Red Robin Gourmet Burgers, Inc. (a)	57	1,882
Red Rock Resorts, Inc.	354	8,478
Royal Caribbean Cruises Ltd.	918	122,562
Ruth's Hospitality Group, Inc.	196	4,266
Scientific Games Corp. Class A (a)	325	8,704
SeaWorld Entertainment, Inc. (a)	392	12,430
Shake Shack, Inc. Class A (a)	125	7,446
Six Flags Entertainment Corp.	406	18,315
Starbucks Corp.	6,614	581,503
Texas Roadhouse, Inc. Class A	354	19,937
The Cheesecake Factory, Inc.	217	8,433
Vail Resorts, Inc.	219	52,523
Wendy's Co.	1,034	22,965
Wingstop, Inc.	159	13,711
Wyndham Destinations, Inc.	534	27,602
Wyndham Hotels & Resorts, Inc.	516	32,410
Wynn Resorts Ltd.	519	72,074
Yum! Brands, Inc.	1,669	168,118
		3,503,365
Household Durables - 0.4%
Beazer Homes U.S.A., Inc. (a)	145	2,049
Cavco Industries, Inc. (a)	43	8,401
Century Communities, Inc. (a)	170	4,650
D.R. Horton, Inc.	1,835	96,796
Ethan Allen Interiors, Inc.	97	1,849
Garmin Ltd.	650	63,414
GoPro, Inc. Class A (a)(b)	478	2,075
Helen of Troy Ltd. (a)	139	24,991
Hooker Furniture Corp.	58	1,490
Hovnanian Enterprises, Inc. Class A (a)	41	856
Installed Building Products, Inc. (a)	114	7,851
iRobot Corp. (a)(b)	135	6,835
KB Home	436	14,942
La-Z-Boy, Inc.	242	7,618
Leggett & Platt, Inc.	699	35,530
Lennar Corp.:
Class A	1,470	82,011
Class B	211	9,432
LGI Homes, Inc. (a)	89	6,288
Libbey, Inc. (a)	58	84
Lovesac (a)	35	562
M.D.C. Holdings, Inc.	289	11,028
M/I Homes, Inc. (a)	144	5,666
Meritage Homes Corp. (a)	192	11,733
Mohawk Industries, Inc. (a)	341	46,506
Newell Brands, Inc.	2,330	44,783
NVR, Inc. (a)	18	68,551
PulteGroup, Inc.	1,394	54,087
Skyline Champion Corp. (a)	239	7,576
Taylor Morrison Home Corp. (a)	597	13,050
Tempur Sealy International, Inc. (a)	243	21,156
Toll Brothers, Inc.	749	29,593
TopBuild Corp. (a)	196	20,204
TRI Pointe Homes, Inc. (a)	752	11,716
Tupperware Brands Corp.	271	2,325
Turtle Beach Corp. (a)	50	473
Universal Electronics, Inc. (a)	67	3,501
Vuzix Corp. (a)	22	44
Whirlpool Corp.	345	50,898
William Lyon Homes, Inc. (a)	154	3,077
Zagg, Inc. (a)(b)	132	1,071
		784,762
Internet & Direct Marketing Retail - 2.8%
1-800-FLOWERS.com, Inc. Class A (a)	123	1,784
Amazon.com, Inc. (a)	2,191	4,048,617
Duluth Holdings, Inc. (a)	23	242
eBay, Inc.	4,698	169,645
Etsy, Inc. (a)	653	28,928
Expedia, Inc.	637	68,885
Groupon, Inc. (a)	2,190	5,234
GrubHub, Inc. (a)(b)	502	24,417
Lands' End, Inc. (a)	91	1,529
Liberty Interactive Corp. QVC Group Series A (a)	2,229	18,790
Overstock.com, Inc. (a)	98	691
PetMed Express, Inc.	89	2,093
Quotient Technology, Inc. (a)	525	5,177
Shutterstock, Inc. (a)	105	4,502
Stamps.com, Inc. (a)	86	7,183
Stitch Fix, Inc. (a)	101	2,592
The Booking Holdings, Inc. (a)	244	501,110
The Rubicon Project, Inc. (a)	232	1,893
Wayfair LLC Class A (a)(b)	336	30,364
		4,923,676
Leisure Products - 0.1%
Acushnet Holdings Corp.	211	6,858
American Outdoor Brands Corp. (a)	268	2,487
Brunswick Corp.	468	28,071
Callaway Golf Co.	455	9,646
Clarus Corp.	89	1,207
Hasbro, Inc.	673	71,076
Johnson Outdoors, Inc. Class A	24	1,841
Malibu Boats, Inc. Class A (a)	139	5,692
Mattel, Inc. (a)(b)	1,888	25,582
MCBC Holdings, Inc. (a)	87	1,370
Nautilus, Inc. (a)	70	123
Polaris, Inc.	304	30,917
Sturm, Ruger & Co., Inc.	97	4,562
Vista Outdoor, Inc. (a)	373	2,790
YETI Holdings, Inc. (a)(b)	163	5,669
		197,891
Multiline Retail - 0.5%
Big Lots, Inc.	218	6,261
Dillard's, Inc. Class A	99	7,275
Dollar General Corp.	1,400	218,372
Dollar Tree, Inc. (a)	1,272	119,632
JC Penney Corp., Inc. (a)(b)	1,440	1,613
Kohl's Corp.	893	45,498
Macy's, Inc. (b)	1,689	28,713
Nordstrom, Inc. (b)	587	24,026
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	291	19,005
Target Corp.	2,784	356,937
		827,332
Specialty Retail - 2.2%
Aaron's, Inc. Class A	358	20,445
Abercrombie & Fitch Co. Class A	335	5,792
Advance Auto Parts, Inc.	383	61,341
America's Car Mart, Inc. (a)	28	3,070
American Eagle Outfitters, Inc.	969	14,244
Asbury Automotive Group, Inc. (a)	112	12,520
Ascena Retail Group, Inc. (a)	34	261
At Home Group, Inc. (a)	100	550
AutoNation, Inc. (a)	294	14,297
AutoZone, Inc. (a)	135	160,827
Barnes & Noble Education, Inc. (a)	142	606
Bed Bath & Beyond, Inc.	799	13,823
Best Buy Co., Inc.	1,252	109,926
Boot Barn Holdings, Inc. (a)	144	6,412
Burlington Stores, Inc. (a)	364	83,003
Caleres, Inc. (b)	215	5,106
Camping World Holdings, Inc. (b)	152	2,240
CarMax, Inc. (a)(b)	934	81,884
Carvana Co. Class A (a)(b)	168	15,464
Chico's FAS, Inc.	634	2,416
Citi Trends, Inc.	87	2,011
Conn's, Inc. (a)(b)	140	1,735
Dick's Sporting Goods, Inc. (b)	380	18,806
DSW, Inc. Class A	349	5,493
Express, Inc. (a)	222	1,081
Five Below, Inc. (a)	297	37,974
Floor & Decor Holdings, Inc. Class A (a)	297	15,091
Foot Locker, Inc.	626	24,408
GameStop Corp. Class A	448	2,724
Gap, Inc.	1,183	20,915
Genesco, Inc. (a)	113	5,415
GNC Holdings, Inc. Class A (a)(b)	240	648
Group 1 Automotive, Inc.	107	10,700
Guess?, Inc.	357	7,990
Haverty Furniture Companies, Inc.	68	1,371
Hibbett Sports, Inc. (a)	99	2,776
Kirkland's, Inc. (a)	58	72
L Brands, Inc.	1,281	23,212
Lithia Motors, Inc. Class A (sub. vtg.)	115	16,905
Lowe's Companies, Inc.	4,284	513,052
Lumber Liquidators Holdings, Inc. (a)(b)	132	1,290
MarineMax, Inc. (a)	178	2,971
Michaels Companies, Inc. (a)(b)	468	3,786
Monro, Inc.	166	12,981
Murphy U.S.A., Inc. (a)	155	18,135
National Vision Holdings, Inc. (a)	323	10,475
O'Reilly Automotive, Inc. (a)	427	187,137
Office Depot, Inc.	2,983	8,173
Party City Holdco, Inc. (a)(b)	234	548
Penske Automotive Group, Inc. (b)	186	9,341
Rent-A-Center, Inc.	226	6,518
RH (a)	99	21,137
Ross Stores, Inc.	1,990	231,676
Sally Beauty Holdings, Inc. (a)	684	12,483
Shoe Carnival, Inc.	52	1,939
Signet Jewelers Ltd. (b)	244	5,305
Sleep Number Corp. (a)	174	8,568
Sonic Automotive, Inc. Class A (sub. vtg.)	115	3,565
Sportsman's Warehouse Holdings, Inc. (a)	124	996
Tailored Brands, Inc. (b)	207	857
The Buckle, Inc.	130	3,515
The Cato Corp. Class A (sub. vtg.)	98	1,705
The Children's Place Retail Stores, Inc.	84	5,252
The Container Store Group, Inc. (a)	110	464
The Home Depot, Inc.	6,024	1,315,521
Tiffany & Co., Inc.	572	76,448
Tile Shop Holdings, Inc.	6	10
Tilly's, Inc.	106	1,299
TJX Companies, Inc.	6,598	402,874
Tractor Supply Co.	661	61,764
Ulta Beauty, Inc. (a)	305	77,208
Urban Outfitters, Inc. (a)(b)	392	10,886
Williams-Sonoma, Inc. (b)	435	31,946
Zumiez, Inc. (a)	106	3,661
		3,867,040
Textiles, Apparel & Luxury Goods - 0.8%
Capri Holdings Ltd. (a)	805	30,711
Carter's, Inc.	248	27,116
Columbia Sportswear Co.	168	16,832
Crocs, Inc. (a)	397	16,630
Deckers Outdoor Corp. (a)	154	26,004
Fossil Group, Inc. (a)	213	1,678
G-III Apparel Group Ltd. (a)	208	6,968
Hanesbrands, Inc.	1,931	28,675
Kontoor Brands, Inc. (b)	238	9,994
Levi Strauss & Co. Class A (b)	235	4,533
lululemon athletica, Inc. (a)	598	138,539
Movado Group, Inc.	67	1,457
NIKE, Inc. Class B	6,785	687,388
Oxford Industries, Inc.	92	6,939
PVH Corp.	400	42,060
Ralph Lauren Corp.	292	34,228
Rocky Brands, Inc.	37	1,089
Samsonite International SA	1,200	2,886
Samsonite International SA ADR	1,314	15,738
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	723	31,226
Steven Madden Ltd.	442	19,010
Tapestry, Inc.	1,587	42,801
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	1,073	23,177
Class C (non-vtg.) (a)	957	18,355
Unifi, Inc. (a)	60	1,516
Vera Bradley, Inc. (a)	105	1,239
VF Corp.	1,738	173,209
Wolverine World Wide, Inc.	488	16,465
		1,426,463

TOTAL CONSUMER DISCRETIONARY		17,300,328

CONSUMER STAPLES - 6.3%
Beverages - 1.5%
Boston Beer Co., Inc. Class A (a)	44	16,625
Brown-Forman Corp. Class B (non-vtg.)	881	59,556
Coca-Cola Bottling Co. Consolidated	24	6,817
Constellation Brands, Inc. Class A (sub. vtg.) (b)	889	168,688
Craft Brew Alliance, Inc. (a)	65	1,073
MGP Ingredients, Inc.	57	2,762
Molson Coors Brewing Co. Class B	992	53,469
Monster Beverage Corp. (a)	2,134	135,616
National Beverage Corp.	55	2,806
PepsiCo, Inc.	7,526	1,028,578
Primo Water Corp. (a)(b)	160	1,796
The Coca-Cola Co.	20,544	1,137,110
		2,614,896
Food & Staples Retailing - 1.4%
Andersons, Inc.	139	3,514
BJ's Wholesale Club Holdings, Inc. (a)	340	7,732
Casey's General Stores, Inc.	196	31,162
Chefs' Warehouse Holdings (a)	126	4,802
Costco Wholesale Corp.	2,356	692,476
Ingles Markets, Inc. Class A	64	3,041
Kroger Co.	4,272	123,845
Natural Grocers by Vitamin Cottage, Inc.	65	642
Performance Food Group Co. (a)	576	29,652
PriceSmart, Inc.	113	8,025
Rite Aid Corp. (a)(b)	320	4,950
SpartanNash Co.	212	3,019
Sprouts Farmers Market LLC (a)	714	13,816
Sysco Corp.	2,546	217,785
U.S. Foods Holding Corp. (a)	1,174	49,179
United Natural Foods, Inc. (a)	237	2,076
Walgreens Boots Alliance, Inc.	4,301	253,587
Walmart, Inc.	7,583	901,164
Weis Markets, Inc.	73	2,956
		2,353,423
Food Products - 1.1%
Archer Daniels Midland Co.	3,008	139,421
B&G Foods, Inc. Class A (b)	425	7,620
Beyond Meat, Inc.	55	4,158
Bunge Ltd.	750	43,163
Cal-Maine Foods, Inc.	154	6,584
Calavo Growers, Inc.	79	7,157
Campbell Soup Co.	1,008	49,815
Conagra Brands, Inc.	2,568	87,928
Darling International, Inc. (a)	905	25,412
Farmer Brothers Co. (a)	69	1,039
Flowers Foods, Inc.	998	21,697
Fresh Del Monte Produce, Inc.	142	4,967
Freshpet, Inc. (a)	124	7,327
General Mills, Inc.	3,185	170,589
Hormel Foods Corp.	1,463	65,996
Hostess Brands, Inc. Class A (a)(b)	521	7,575
Ingredion, Inc.	393	36,529
J&J Snack Foods Corp.	76	14,005
John B. Sanfilippo & Son, Inc.	41	3,742
Kellogg Co.	1,354	93,643
Lamb Weston Holdings, Inc.	786	67,620
Lancaster Colony Corp.	107	17,131
Limoneira Co.	55	1,058
McCormick & Co., Inc. (non-vtg.)	651	110,494
Mondelez International, Inc.	7,752	426,980
Pilgrim's Pride Corp. (a)	273	8,931
Post Holdings, Inc. (a)	364	39,712
Sanderson Farms, Inc.	103	18,151
Seaboard Corp.	2	8,501
The Hain Celestial Group, Inc. (a)(b)	490	12,718
The Hershey Co.	749	110,088
The J.M. Smucker Co.	617	64,248
The Kraft Heinz Co.	3,327	106,897
The Simply Good Foods Co. (a)	259	7,392
Tootsie Roll Industries, Inc.	79	2,697
TreeHouse Foods, Inc. (a)	317	15,375
Tyson Foods, Inc. Class A	1,576	143,479
		1,959,839
Household Products - 1.4%
Central Garden & Pet Co. (a)	95	2,952
Central Garden & Pet Co. Class A (non-vtg.) (a)	162	4,756
Church & Dwight Co., Inc.	1,323	93,060
Clorox Co.	685	105,175
Colgate-Palmolive Co.	4,631	318,798
Energizer Holdings, Inc. (b)	345	17,326
Kimberly-Clark Corp.	1,851	254,605
Procter & Gamble Co.	13,287	1,659,546
Spectrum Brands Holdings, Inc.	289	18,580
WD-40 Co.	70	13,590
		2,488,388
Personal Products - 0.2%
Avon Products, Inc.	2,501	14,106
Coty, Inc. Class A	2,430	27,338
Edgewell Personal Care Co. (a)	270	8,359
elf Beauty, Inc. (a)	136	2,194
Estee Lauder Companies, Inc. Class A	1,174	242,478
Herbalife Nutrition Ltd. (a)	542	25,837
Inter Parfums, Inc.	88	6,398
MediFast, Inc.	62	6,794
Natural Health Trends Corp.	6	32
Nu Skin Enterprises, Inc. Class A	321	13,155
USANA Health Sciences, Inc. (a)	73	5,734
		352,425
Tobacco - 0.7%
22nd Century Group, Inc. (a)(b)	530	583
Altria Group, Inc.	10,036	500,897
Philip Morris International, Inc.	8,296	705,907
Pyxus International, Inc. (a)	44	393
Turning Point Brands, Inc.	43	1,230
Universal Corp.	133	7,589
Vector Group Ltd.	602	8,061
		1,224,660

TOTAL CONSUMER STAPLES		10,993,631

ENERGY - 3.9%
Energy Equipment & Services - 0.4%
Apergy Corp. (a)	392	13,242
Archrock, Inc.	579	5,813
Baker Hughes, A GE Co. Class A	2,692	68,996
Cactus, Inc.	202	6,933
Core Laboratories NV (b)	252	9,493
COVIA Corp. (a)	109	222
Diamond Offshore Drilling, Inc. (a)(b)	271	1,948
DMC Global, Inc.	84	3,775
Dril-Quip, Inc. (a)	201	9,429
Exterran Corp. (a)	193	1,511
Forum Energy Technologies, Inc. (a)	281	472
Frank's International NV (a)	318	1,644
FTS International, Inc. (a)	151	157
Halliburton Co.	4,714	115,352
Helix Energy Solutions Group, Inc. (a)	728	7,011
Helmerich & Payne, Inc.	594	26,985
ION Geophysical Corp. (a)	64	556
Keane Group, Inc. (a)	640	4,288
KLX Energy Services Holdings, Inc. (a)	81	522
Liberty Oilfield Services, Inc. Class A	249	2,769
Mammoth Energy Services, Inc.	36	79
Matrix Service Co. (a)	126	2,883
McDermott International, Inc. (a)(b)	809	547
Nabors Industries Ltd.	1,512	4,355
National Oilwell Varco, Inc.	2,042	51,152
Newpark Resources, Inc. (a)	424	2,658
Nine Energy Service, Inc. (a)	38	297
Noble Corp. (a)(b)	1,230	1,501
Oceaneering International, Inc. (a)	512	7,634
Oil States International, Inc. (a)	398	6,491
Patterson-UTI Energy, Inc.	1,081	11,351
ProPetro Holding Corp. (a)	427	4,804
RPC, Inc. (b)	224	1,174
Schlumberger Ltd.	7,420	298,284
SEACOR Holdings, Inc. (a)	93	4,013
Select Energy Services, Inc. Class A (a)	231	2,144
Solaris Oilfield Infrastructure, Inc. Class A (b)	127	1,778
TechnipFMC PLC	2,310	49,526
TETRA Technologies, Inc. (a)	598	1,172
Tidewater, Inc. (a)	123	2,371
Transocean Ltd. (United States) (a)	2,857	19,656
U.S. Silica Holdings, Inc.	356	2,189
Valaris PLC Class A (b)	484	3,175
		760,352
Oil, Gas & Consumable Fuels - 3.5%
Abraxas Petroleum Corp. (a)	921	323
Amplify Energy Corp. New (b)	123	813
Antero Resources Corp. (a)(b)	959	2,733
Apache Corp.	2,062	52,767
Arch Coal, Inc.	99	7,102
Bonanza Creek Energy, Inc. (a)	77	1,797
Brigham Minerals, Inc. Class A	115	2,466
Cabot Oil & Gas Corp.	2,289	39,851
California Resources Corp. (a)(b)	224	2,023
Callon Petroleum Co. (a)(b)	1,969	9,510
Centennial Resource Development, Inc. Class A (a)	865	3,996
Cheniere Energy, Inc. (a)	1,190	72,673
Chesapeake Energy Corp. (a)(b)	4,832	3,989
Chevron Corp.	10,196	1,228,720
Cimarex Energy Co.	511	26,822
Clean Energy Fuels Corp. (a)	585	1,369
CNX Resources Corp. (a)	1,001	8,859
Concho Resources, Inc.	1,079	94,488
ConocoPhillips Co.	6,154	400,195
CONSOL Energy, Inc. (a)	113	1,640
Contango Oil & Gas Co. (a)	26	95
Continental Resources, Inc.	494	16,944
CVR Energy, Inc.	147	5,943
Delek U.S. Holdings, Inc.	377	12,641
Denbury Resources, Inc. (a)(b)	2,769	3,904
Devon Energy Corp.	2,473	64,224
Diamondback Energy, Inc.	828	76,888
Earthstone Energy, Inc. (a)	120	760
EOG Resources, Inc.	3,105	260,075
EQT Corp.	1,310	14,279
Equitrans Midstream Corp. (b)	1,087	14,522
Evolution Petroleum Corp.	132	722
Extraction Oil & Gas, Inc. (a)	521	1,105
Exxon Mobil Corp.	22,596	1,576,749
Green Plains, Inc.	229	3,533
Gulfport Energy Corp. (a)	962	2,924
Hess Corp.	1,337	89,325
Highpoint Resources, Inc. (a)(b)	535	904
HollyFrontier Corp.	844	42,799
International Seaways, Inc. (a)	163	4,851
Jagged Peak Energy, Inc. (a)(b)	371	3,150
Kinder Morgan, Inc.	10,124	214,325
Kosmos Energy Ltd.	1,143	6,515
Laredo Petroleum, Inc. (a)	990	2,841
Lonestar Resources U.S., Inc. (a)	186	485
Magnolia Oil & Gas Corp. Class A (a)	550	6,919
Marathon Oil Corp.	4,418	59,996
Marathon Petroleum Corp.	3,694	222,564
Matador Resources Co. (a)(b)	524	9,416
Montage Resources Corp. (a)	6	48
Murphy Oil Corp.	909	24,361
Noble Energy, Inc.	2,585	64,211
Northern Oil & Gas, Inc. (a)	1,343	3,143
Oasis Petroleum, Inc. (a)	1,530	4,988
Occidental Petroleum Corp.	4,044	166,653
ONEOK, Inc.	2,198	166,323
Overseas Shipholding Group, Inc. (a)	351	807
Par Pacific Holdings, Inc. (a)	135	3,137
Parsley Energy, Inc. Class A	1,452	27,457
PBF Energy, Inc. Class A	660	20,704
PDC Energy, Inc. (a)	398	10,416
Peabody Energy Corp.	395	3,602
Penn Virginia Corp. (a)	52	1,578
Phillips 66 Co.	2,266	252,455
Pioneer Natural Resources Co.	915	138,504
QEP Resources, Inc.	1,067	4,802
Range Resources Corp. (b)	1,090	5,287
Renewable Energy Group, Inc. (a)(b)	215	5,794
Rex American Resources Corp. (a)	23	1,885
Ring Energy, Inc. (a)(b)	284	750
SandRidge Energy, Inc. (a)	159	674
SM Energy Co.	483	5,429
Southwestern Energy Co. (a)(b)	2,911	7,045
SRC Energy, Inc. (a)	1,204	4,960
Talos Energy, Inc. (a)	90	2,714
Targa Resources Corp.	1,219	49,772
Teekay Corp.	419	2,229
Teekay Tankers Ltd. (a)	134	3,212
Tellurian, Inc. (a)(b)	430	3,130
The Williams Companies, Inc.	6,483	153,777
Ultra Petroleum Corp. (a)(b)	807	86
Unit Corp. (a)	224	156
Uranium Energy Corp. (a)	918	844
Valero Energy Corp.	2,269	212,492
W&T Offshore, Inc. (a)	370	2,057
Whiting Petroleum Corp. (a)(b)	411	3,017
World Fuel Services Corp.	342	14,850
WPX Energy, Inc. (a)	2,184	30,008
		6,084,891

TOTAL ENERGY		6,845,243

FINANCIALS - 13.4%
Banks - 5.8%
1st Source Corp.	190	9,857
Allegiance Bancshares, Inc. (a)	43	1,617
Amalgamated Bank	54	1,050
Ameris Bancorp	231	9,827
Associated Banc-Corp.	853	18,800
Atlantic Capital Bancshares, Inc. (a)	88	1,615
Banc of California, Inc.	183	3,144
BancFirst Corp.	92	5,744
Bancorp, Inc., Delaware (a)	267	3,463
BancorpSouth Bank	541	16,993
Bank of America Corp.	47,207	1,662,631
Bank of Hawaii Corp.	208	19,793
Bank of Marin Bancorp	45	2,027
Bank OZK	685	20,896
BankUnited, Inc.	589	21,534
Banner Corp.	151	8,545
BB&T Corp.	7,196	405,279
Berkshire Hills Bancorp, Inc.	175	5,754
BOK Financial Corp.	164	14,334
Boston Private Financial Holdings, Inc.	420	5,053
Brookline Bancorp, Inc., Delaware	324	5,333
Bryn Mawr Bank Corp.	74	3,052
Byline Bancorp, Inc.	59	1,155
Cadence Bancorp Class A	714	12,945
Carolina Financial Corp.	126	5,447
Cathay General Bancorp	466	17,731
CBTX, Inc.	64	1,992
Centerstate Banks of Florida, Inc.	489	12,215
Central Pacific Financial Corp.	254	7,513
CIT Group, Inc.	544	24,823
Citigroup, Inc.	12,632	1,009,170
Citizens Financial Group, Inc.	2,512	102,012
City Holding Co.	71	5,818
Columbia Banking Systems, Inc.	368	14,972
Comerica, Inc.	862	61,849
Commerce Bancshares, Inc. (b)	589	40,017
Community Bank System, Inc.	299	21,211
Community Trust Bancorp, Inc.	201	9,375
ConnectOne Bancorp, Inc.	147	3,781
Cullen/Frost Bankers, Inc.	332	32,463
Customers Bancorp, Inc. (a)	110	2,619
CVB Financial Corp.	538	11,610
Dime Community Bancshares, Inc.	134	2,799
Eagle Bancorp, Inc.	163	7,927
East West Bancorp, Inc.	795	38,717
Enterprise Financial Services Corp.	96	4,628
Equity Bancshares, Inc. (a)	60	1,852
FB Financial Corp.	63	2,494
Fifth Third Bancorp	3,524	108,328
Financial Institutions, Inc.	74	2,375
First Bancorp, North Carolina	129	5,148
First Bancorp, Puerto Rico	1,047	11,088
First Busey Corp.	388	10,670
First Citizens Bancshares, Inc.	49	26,078
First Commonwealth Financial Corp.	666	9,664
First Financial Bancorp, Ohio	536	13,636
First Financial Bankshares, Inc. (b)	720	25,272
First Financial Corp., Indiana	40	1,829
First Foundation, Inc.	183	3,184
First Hawaiian, Inc.	453	13,069
First Horizon National Corp.	1,654	27,390
First Internet Bancorp	26	616
First Interstate Bancsystem, Inc.	259	10,857
First Merchants Corp.	227	9,441
First Midwest Bancorp, Inc., Delaware	642	14,805
First of Long Island Corp.	105	2,633
First Republic Bank	878	103,121
Flushing Financial Corp.	149	3,219
FNB Corp., Pennsylvania	1,890	24,003
Franklin Financial Network, Inc.	58	1,991
Fulton Financial Corp.	1,036	18,057
German American Bancorp, Inc.	79	2,814
Glacier Bancorp, Inc. (b)	476	21,891
Great Southern Bancorp, Inc.	46	2,913
Great Western Bancorp, Inc.	345	11,985
Hancock Whitney Corp.	480	21,062
Hanmi Financial Corp.	288	5,759
Heartland Financial U.S.A., Inc.	124	6,168
Heritage Commerce Corp.	169	2,168
Heritage Financial Corp., Washington	120	3,396
Hilltop Holdings, Inc.	363	9,050
Home Bancshares, Inc.	938	18,441
Hope Bancorp, Inc.	559	8,307
Horizon Bancorp, Inc. Indiana	136	2,584
Huntington Bancshares, Inc.	5,710	86,107
IBERIABANK Corp.	298	22,299
Independent Bank Corp.	300	6,795
Independent Bank Corp., Massachusetts	141	11,738
Independent Bank Group, Inc.	216	11,975
International Bancshares Corp.	278	11,973
Investors Bancorp, Inc.	1,176	14,012
JPMorgan Chase & Co.	17,459	2,433,785
KeyCorp	5,544	112,211
Lakeland Bancorp, Inc.	220	3,824
Lakeland Financial Corp. (b)	115	5,627
Live Oak Bancshares, Inc. (b)	115	2,186
M&T Bank Corp.	753	127,822
Mercantile Bank Corp.	61	2,225
Midland States Bancorp, Inc.	78	2,259
National Bank Holdings Corp.	115	4,050
NBT Bancorp, Inc.	263	10,667
OFG Bancorp	195	4,604
Old National Bancorp, Indiana	916	16,754
Old Second Bancorp, Inc.	330	4,445
Opus Bank	92	2,380
Origin Bancorp, Inc.	23	870
Pacific Premier Bancorp, Inc.	235	7,662
PacWest Bancorp	649	24,837
Park National Corp.	64	6,552
Peapack-Gladstone Financial Corp.	62	1,916
Peoples Bancorp, Inc.	284	9,843
Peoples United Financial, Inc.	1,978	33,428
Pinnacle Financial Partners, Inc.	369	23,616
PNC Financial Services Group, Inc.	2,458	392,371
Popular, Inc.	547	32,136
Preferred Bank, Los Angeles	55	3,305
Prosperity Bancshares, Inc.	362	26,024
QCR Holdings, Inc.	50	2,193
Regions Financial Corp.	5,454	93,591
Renasant Corp.	218	7,722
S&T Bancorp, Inc.	277	11,160
Sandy Spring Bancorp, Inc.	239	9,053
Seacoast Banking Corp., Florida (a)	291	8,896
ServisFirst Bancshares, Inc.	209	7,875
Signature Bank	277	37,841
Simmons First National Corp. Class A	569	15,244
South State Corp.	184	15,962
Southside Bancshares, Inc.	257	9,545
Sterling Bancorp	1,260	26,561
Stock Yards Bancorp, Inc.	87	3,572
SVB Financial Group (a)	287	72,048
Synovus Financial Corp.	820	32,144
TCF Financial Corp.	370	17,316
Texas Capital Bancshares, Inc. (a)	260	14,760
Tompkins Financial Corp.	55	5,033
TowneBank	497	13,827
Trico Bancshares	213	8,693
TriState Capital Holdings, Inc. (a)	94	2,455
Triumph Bancorp, Inc. (a)	154	5,855
Trustmark Corp.	317	10,940
U.S. Bancorp	8,088	479,538
UMB Financial Corp.	269	18,464
Umpqua Holdings Corp.	1,284	22,727
Union Bankshares Corp.	304	11,415
United Bankshares, Inc., West Virginia (b)	580	22,423
United Community Bank, Inc.	486	15,008
Univest Corp. of Pennsylvania	121	3,240
Valley National Bancorp	2,211	25,316
Veritex Holdings, Inc.	194	5,651
Washington Trust Bancorp, Inc.	55	2,958
Webster Financial Corp.	491	26,200
Wells Fargo & Co.	21,765	1,170,957
WesBanco, Inc.	390	14,738
Westamerica Bancorp.	179	12,131
Western Alliance Bancorp.	513	29,241
Wintrust Financial Corp.	293	20,774
Zions Bancorp NA	1,043	54,153
		10,094,006
Capital Markets - 2.6%
Affiliated Managers Group, Inc.	287	24,320
Ameriprise Financial, Inc.	746	124,269
Artisan Partners Asset Management, Inc.	309	9,987
Bank of New York Mellon Corp.	4,860	244,604
BGC Partners, Inc. Class A	1,354	8,043
BlackRock, Inc. Class A	647	325,247
Blucora, Inc. (a)	259	6,770
Cboe Global Markets, Inc.	603	72,360
Charles Schwab Corp.	6,418	305,240
CME Group, Inc.	1,909	383,174
Cohen & Steers, Inc.	108	6,778
Cowen Group, Inc. Class A (a)(b)	129	2,032
Diamond Hill Investment Group, Inc.	12	1,686
Donnelley Financial Solutions, Inc. (a)	134	1,403
E*TRADE Financial Corp.	1,347	61,113
Eaton Vance Corp. (non-vtg.)	631	29,461
Evercore, Inc. Class A	203	15,176
FactSet Research Systems, Inc.	200	53,660
Federated Investors, Inc. Class B (non-vtg.)	486	15,839
Focus Financial Partners, Inc. Class A (a)	144	4,244
Franklin Resources, Inc.	1,549	40,243
Gain Capital Holdings, Inc.	20	79
Goldman Sachs Group, Inc.	1,843	423,761
Greenhill & Co., Inc.	78	1,332
Hamilton Lane, Inc. Class A	90	5,364
Houlihan Lokey	170	8,308
Interactive Brokers Group, Inc.	397	18,508
Intercontinental Exchange, Inc.	3,039	281,259
INTL FCStone, Inc. (a)	72	3,516
Invesco Ltd.	2,164	38,909
Janus Henderson Group PLC (b)	851	20,807
Lazard Ltd. Class A	699	27,932
Legg Mason, Inc.	445	15,980
LPL Financial	469	43,265
MarketAxess Holdings, Inc.	203	76,959
Moelis & Co. Class A	233	7,437
Moody's Corp.	889	211,057
Morgan Stanley	6,852	350,274
Morningstar, Inc.	94	14,223
MSCI, Inc.	470	121,345
Northern Trust Corp.	1,186	126,001
Oppenheimer Holdings, Inc. Class A (non-vtg.)	34	934
Piper Jaffray Companies	104	8,314
PJT Partners, Inc.	85	3,836
Raymond James Financial, Inc.	683	61,101
S&P Global, Inc.	1,338	365,341
SEI Investments Co.	708	46,360
State Street Corp.	2,030	160,573
Stifel Financial Corp.	395	23,957
T. Rowe Price Group, Inc.	1,288	156,930
TD Ameritrade Holding Corp.	1,454	72,264
The NASDAQ OMX Group, Inc.	614	65,759
Tradeweb Markets, Inc. Class A	322	14,925
Victory Capital Holdings, Inc.	48	1,007
Virtu Financial, Inc. Class A (b)	311	4,973
Virtus Investment Partners, Inc.	40	4,869
Waddell & Reed Financial, Inc. Class A (b)	524	8,761
Westwood Holdings Group, Inc.	24	711
WisdomTree Investments, Inc.	506	2,449
		4,535,029
Consumer Finance - 0.7%
Ally Financial, Inc.	2,231	68,179
American Express Co.	3,735	464,970
Capital One Financial Corp.	2,532	260,568
Credit Acceptance Corp. (a)	64	28,309
CURO Group Holdings Corp. (a)	91	1,108
Discover Financial Services	1,797	152,422
Encore Capital Group, Inc. (a)(b)	117	4,137
Enova International, Inc. (a)	212	5,101
EZCORP, Inc. (non-vtg.) Class A (a)	226	1,541
First Cash Financial Services, Inc.	225	18,142
Green Dot Corp. Class A (a)	251	5,848
LendingClub Corp. (a)	458	5,780
Navient Corp.	1,160	15,869
Nelnet, Inc. Class A	140	8,154
OneMain Holdings, Inc.	411	17,324
PRA Group, Inc. (a)	227	8,240
Regional Management Corp. (a)	62	1,862
Santander Consumer U.S.A. Holdings, Inc.	585	13,671
SLM Corp.	2,334	20,796
Synchrony Financial	3,541	127,511
World Acceptance Corp. (a)	37	3,197
		1,232,729
Diversified Financial Services - 1.4%
AXA Equitable Holdings, Inc.	1,032	25,573
Berkshire Hathaway, Inc. Class B (a)	10,386	2,352,429
Cannae Holdings, Inc. (a)	342	12,719
FGL Holdings Class A	858	9,138
Jefferies Financial Group, Inc.	1,552	33,166
On Deck Capital, Inc. (a)	153	633
Voya Financial, Inc.	819	49,943
		2,483,601
Insurance - 2.5%
AFLAC, Inc.	4,055	214,510
Alleghany Corp. (a)	80	63,966
Allstate Corp.	1,834	206,233
AMBAC Financial Group, Inc. (a)	203	4,379
American Equity Investment Life Holding Co.	519	15,534
American Financial Group, Inc.	385	42,215
American International Group, Inc.	4,724	242,483
American National Insurance Co.	37	4,354
Amerisafe, Inc.	103	6,801
Aon PLC	1,282	267,028
Arch Capital Group Ltd. (a)	2,165	92,857
Argo Group International Holdings, Ltd.	169	11,112
Arthur J. Gallagher & Co.	979	93,230
Assurant, Inc.	285	37,358
Assured Guaranty Ltd.	578	28,334
Athene Holding Ltd. (a)	665	31,275
Axis Capital Holdings Ltd.	458	27,224
Brighthouse Financial, Inc. (a)	644	25,264
Brown & Brown, Inc.	1,245	49,153
Chubb Ltd.	2,457	382,457
Cincinnati Financial Corp.	811	85,277
CNO Financial Group, Inc.	949	17,205
eHealth, Inc. (a)	98	9,416
Employers Holdings, Inc.	161	6,722
Enstar Group Ltd. (a)	75	15,515
Erie Indemnity Co. Class A	113	18,758
Everest Re Group Ltd.	220	60,905
FBL Financial Group, Inc. Class A	60	3,536
First American Financial Corp.	594	34,642
FNF Group	1,453	65,894
Genworth Financial, Inc. Class A	2,863	12,597
Globe Life, Inc.	550	57,888
Goosehead Insurance	43	1,823
Greenlight Capital Re, Ltd. (a)	134	1,355
Hanover Insurance Group, Inc.	226	30,887
Hartford Financial Services Group, Inc.	1,914	116,314
HCI Group, Inc.	39	1,780
Health Insurance Innovations, Inc. (a)	52	1,003
Heritage Insurance Holdings, Inc. (b)	117	1,550
Horace Mann Educators Corp.	196	8,557
James River Group Holdings Ltd.	156	6,429
Kemper Corp.	327	25,343
Kinsale Capital Group, Inc.	99	10,064
Lincoln National Corp.	1,151	67,921
Loews Corp.	1,491	78,263
Maiden Holdings Ltd. (a)	97	73
Markel Corp. (a)	75	85,738
Marsh & McLennan Companies, Inc.	2,680	298,579
MBIA, Inc. (a)(b)	510	4,743
Mercury General Corp.	132	6,432
MetLife, Inc.	5,257	267,949
National General Holdings Corp.	328	7,249
National Western Life Group, Inc.	12	3,491
Old Republic International Corp.	1,515	33,891
Palomar Holdings, Inc.	69	3,484
Primerica, Inc.	230	30,029
Principal Financial Group, Inc.	1,418	77,990
ProAssurance Corp.	265	9,577
Progressive Corp.	3,114	225,422
Prudential Financial, Inc.	2,205	206,697
Reinsurance Group of America, Inc.	329	53,647
RenaissanceRe Holdings Ltd.	213	41,752
RLI Corp.	220	19,804
Safety Insurance Group, Inc.	76	7,032
Selective Insurance Group, Inc.	309	20,144
Stewart Information Services Corp.	110	4,487
The Travelers Companies, Inc.	1,413	193,510
Third Point Reinsurance Ltd. (a)	409	4,303
Trupanion, Inc. (a)(b)	151	5,656
United Fire Group, Inc.	107	4,679
United Insurance Holdings Corp.	105	1,324
Universal Insurance Holdings, Inc.	160	4,478
Unum Group	1,193	34,788
W.R. Berkley Corp.	759	52,447
White Mountains Insurance Group Ltd.	16	17,848
Willis Group Holdings PLC	693	139,944
		4,452,598
Mortgage Real Estate Investment Trusts - 0.2%
AG Mortgage Investment Trust, Inc.	129	1,989
AGNC Investment Corp.	2,834	50,105
Annaly Capital Management, Inc.	7,504	70,688
Anworth Mortgage Asset Corp.	433	1,524
Apollo Commercial Real Estate Finance, Inc.	583	10,663
Arbor Realty Trust, Inc.	289	4,147
Ares Commercial Real Estate Corp.	103	1,632
Arlington Asset Investment Corp.	136	758
Armour Residential REIT, Inc.	286	5,111
Blackstone Mortgage Trust, Inc.	658	24,491
Capstead Mortgage Corp.	407	3,223
Cherry Hill Mortgage Investment Corp.	65	948
Chimera Investment Corp.	1,034	21,259
Colony NorthStar Credit Real Estate, Inc.	422	5,554
Dynex Capital, Inc.	79	1,338
Exantas Capital Corp.	140	1,653
Granite Point Mortgage Trust, Inc.	230	4,227
Invesco Mortgage Capital, Inc.	658	10,956
KKR Real Estate Finance Trust, Inc. (b)	135	2,757
Ladder Capital Corp. Class A	465	8,389
MFA Financial, Inc.	2,463	18,842
New Residential Investment Corp.	1,963	31,624
New York Mortgage Trust, Inc.	886	5,520
Orchid Island Capital, Inc.	236	1,381
PennyMac Mortgage Investment Trust	310	6,910
Redwood Trust, Inc.	489	8,088
Starwood Property Trust, Inc.	1,487	36,967
TPG RE Finance Trust, Inc.	187	3,790
Two Harbors Investment Corp.	1,393	20,366
Western Asset Mortgage Capital Corp.	212	2,190
		367,090
Thrifts & Mortgage Finance - 0.2%
Axos Financial, Inc. (a)	280	8,478
Capitol Federal Financial, Inc.	684	9,391
Columbia Financial, Inc. (a)	269	4,557
Essent Group Ltd.	522	27,139
Farmer Mac Class C (non-vtg.)	35	2,923
First Defiance Financial Corp.	90	2,834
Flagstar Bancorp, Inc.	200	7,650
HomeStreet, Inc. (a)	115	3,910
Kearny Financial Corp.	694	9,598
LendingTree, Inc. (a)	38	11,531
Meridian Bancorp, Inc. Maryland	220	4,420
Meta Financial Group, Inc.	131	4,783
MGIC Investment Corp.	1,923	27,249
New York Community Bancorp, Inc.	2,619	31,480
NMI Holdings, Inc. (a)	359	11,912
Northfield Bancorp, Inc.	368	6,241
Northwest Bancshares, Inc.	675	11,225
OceanFirst Financial Corp.	277	7,075
Ocwen Financial Corp. (a)	602	825
Pennymac Financial Services, Inc.	289	9,838
Provident Financial Services, Inc.	238	5,867
Radian Group, Inc.	1,134	28,531
TFS Financial Corp.	231	4,546
Trustco Bank Corp., New York	350	3,035
Walker & Dunlop, Inc.	145	9,379
Washington Federal, Inc.	500	18,325
WMI Holdings Corp. (a)	101	1,264
WSFS Financial Corp.	220	9,678
		283,684

TOTAL FINANCIALS		23,448,737

HEALTH CARE - 13.6%
Biotechnology - 2.4%
AbbVie, Inc.	8,034	711,330
Abeona Therapeutics, Inc. (a)	180	589
ACADIA Pharmaceuticals, Inc. (a)	627	26,823
Acceleron Pharma, Inc. (a)	237	12,566
Achaogen, Inc. (a)	23	0
Achillion Pharmaceuticals, Inc. (a)	639	3,853
Acorda Therapeutics, Inc. (a)(b)	167	341
Adamas Pharmaceuticals, Inc. (a)	42	159
ADMA Biologics, Inc. (a)	100	400
Aduro Biotech, Inc. (a)	269	317
Adverum Biotechnologies, Inc. (a)	286	3,295
Aeglea BioTherapeutics, Inc. (a)	123	940
Agenus, Inc. (a)(b)	457	1,860
Agios Pharmaceuticals, Inc. (a)(b)	322	15,376
Aimmune Therapeutics, Inc. (a)	205	6,861
Akebia Therapeutics, Inc. (a)	580	3,666
Aldeyra Therapeutics, Inc. (a)	125	726
Alector, Inc. (b)	169	2,912
Alexion Pharmaceuticals, Inc. (a)	1,196	129,347
Alkermes PLC (a)	879	17,932
Allakos, Inc. (a)	40	3,814
Allogene Therapeutics, Inc. (a)(b)	113	2,936
Alnylam Pharmaceuticals, Inc. (a)	473	54,475
AMAG Pharmaceuticals, Inc. (a)(b)	165	2,008
Amgen, Inc.	3,401	819,879
Amicus Therapeutics, Inc. (a)	1,095	10,665
AnaptysBio, Inc. (a)	106	1,723
Anika Therapeutics, Inc. (a)	79	4,096
Apellis Pharmaceuticals, Inc. (a)	186	5,695
Arcus Biosciences, Inc. (a)	55	556
Arena Pharmaceuticals, Inc. (a)	251	11,400
ArQule, Inc. (a)	535	10,679
Arrowhead Pharmaceuticals, Inc. (a)	480	30,446
Assembly Biosciences, Inc. (a)	73	1,494
Atara Biotherapeutics, Inc. (a)	258	4,249
Athenex, Inc. (a)(b)	193	2,947
Audentes Therapeutics, Inc. (a)	227	13,584
Avid Bioservices, Inc. (a)	270	2,071
Bellicum Pharmaceuticals, Inc. (a)	72	93
BioCryst Pharmaceuticals, Inc. (a)	1,096	3,781
Biogen, Inc. (a)	1,054	312,753
Biohaven Pharmaceutical Holding Co. Ltd. (a)	176	9,581
BioMarin Pharmaceutical, Inc. (a)	965	81,591
Biospecifics Technologies Corp. (a)	19	1,082
bluebird bio, Inc. (a)	298	26,150
Blueprint Medicines Corp. (a)	237	18,986
Calithera Biosciences, Inc. (a)	167	954
CareDx, Inc. (a)	200	4,314
CASI Pharmaceuticals, Inc. (a)(b)	285	881
Catalyst Biosciences, Inc. (a)	98	667
Catalyst Pharmaceutical Partners, Inc. (a)	425	1,594
Cellular Biomedicine Group, Inc. (a)	53	861
ChemoCentryx, Inc. (a)	151	5,972
Clovis Oncology, Inc. (a)(b)	211	2,200
Coherus BioSciences, Inc. (a)	318	5,726
Concert Pharmaceuticals, Inc. (a)	55	507
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	176	961
Cortexyme, Inc.	47	2,639
Crinetics Pharmaceuticals, Inc. (a)	41	1,029
Cyclerion Therapeutics, Inc. (a)	54	147
Cytokinetics, Inc. (a)	254	2,695
CytomX Therapeutics, Inc. (a)	220	1,828
Deciphera Pharmaceuticals, Inc. (a)	93	5,788
Denali Therapeutics, Inc. (a)(b)	422	7,351
Dicerna Pharmaceuticals, Inc. (a)	222	4,891
Dynavax Technologies Corp. (a)(b)	194	1,110
Eagle Pharmaceuticals, Inc. (a)	50	3,004
Editas Medicine, Inc. (a)(b)	261	7,728
Eiger Biopharmaceuticals, Inc. (a)	75	1,118
Emergent BioSolutions, Inc. (a)	232	12,516
Enanta Pharmaceuticals, Inc. (a)	84	5,190
Epizyme, Inc. (a)(b)	395	9,717
Esperion Therapeutics, Inc. (a)(b)	155	9,243
Exact Sciences Corp. (a)(b)	703	65,013
Exelixis, Inc. (a)	1,572	27,699
Fate Therapeutics, Inc. (a)	332	6,497
FibroGen, Inc. (a)	423	18,142
Five Prime Therapeutics, Inc. (a)	126	578
Flexion Therapeutics, Inc. (a)(b)	147	3,043
G1 Therapeutics, Inc. (a)	118	3,119
Galectin Therapeutics, Inc. (a)(b)	201	575
Geron Corp. (a)(b)	863	1,174
Gilead Sciences, Inc.	6,918	449,532
Global Blood Therapeutics, Inc. (a)	286	22,734
GlycoMimetics, Inc. (a)(b)	147	778
Gossamer Bio, Inc.	113	1,766
Halozyme Therapeutics, Inc. (a)	789	13,989
Heron Therapeutics, Inc. (a)	339	7,967
Homology Medicines, Inc. (a)	26	538
ImmunoGen, Inc. (a)	616	3,145
Immunomedics, Inc. (a)	887	18,769
Incyte Corp. (a)	931	81,295
Inovio Pharmaceuticals, Inc. (a)(b)	375	1,238
Insmed, Inc. (a)	395	9,433
Intellia Therapeutics, Inc. (a)(b)	153	2,245
Intercept Pharmaceuticals, Inc. (a)	113	14,003
Intrexon Corp. (a)(b)	272	1,491
Invitae Corp. (a)(b)	346	5,581
Ionis Pharmaceuticals, Inc. (a)	724	43,737
Iovance Biotherapeutics, Inc. (a)(b)	689	19,072
Ironwood Pharmaceuticals, Inc. Class A (a)	734	9,770
Kadmon Holdings, Inc. (a)(b)	887	4,018
Karyopharm Therapeutics, Inc. (a)	285	5,463
Kindred Biosciences, Inc. (a)	112	950
Kiniksa Pharmaceuticals Ltd. (a)	56	619
Kura Oncology, Inc. (a)	144	1,980
La Jolla Pharmaceutical Co. (a)	126	495
Lexicon Pharmaceuticals, Inc. (a)(b)	225	934
Ligand Pharmaceuticals, Inc. Class B (a)(b)	122	12,723
Macrogenics, Inc. (a)	181	1,969
Madrigal Pharmaceuticals, Inc. (a)	38	3,462
Magenta Therapeutics, Inc. (a)	154	2,335
MannKind Corp. (a)	796	1,027
Minerva Neurosciences, Inc. (a)	186	1,322
Mirati Therapeutics, Inc. (a)(b)	169	21,777
Momenta Pharmaceuticals, Inc. (a)	508	10,023
Myriad Genetics, Inc. (a)	389	10,592
Natera, Inc.(a)	187	6,300
Neurocrine Biosciences, Inc. (a)	489	52,563
NextCure, Inc.	55	3,098
Novavax, Inc. (a)	78	310
Opko Health, Inc. (a)(b)	2,826	4,154
PDL BioPharma, Inc. (a)	644	2,090
Polarityte, Inc. (a)	65	169
Portola Pharmaceuticals, Inc. (a)	324	7,737
Principia Biopharma, Inc. (a)	36	1,972
Progenics Pharmaceuticals, Inc. (a)	375	1,909
Prothena Corp. PLC (a)	164	2,596
PTC Therapeutics, Inc. (a)	234	11,239
Puma Biotechnology, Inc. (a)(b)	132	1,155
Ra Pharmaceuticals, Inc. (a)	145	6,805
Radius Health, Inc. (a)(b)	224	4,516
Regeneron Pharmaceuticals, Inc. (a)	416	156,200
REGENXBIO, Inc. (a)	158	6,473
Retrophin, Inc. (a)	301	4,274
Rhythm Pharmaceuticals, Inc. (a)	129	2,962
Rigel Pharmaceuticals, Inc. (a)	677	1,449
Rocket Pharmaceuticals, Inc. (a)	188	4,279
Sage Therapeutics, Inc. (a)	250	18,048
Sangamo Therapeutics, Inc. (a)	464	3,884
Sarepta Therapeutics, Inc. (a)	355	45,809
Savara, Inc. (a)(b)	136	609
Scholar Rock Holding Corp. (a)	35	461
Seattle Genetics, Inc. (a)	566	64,671
Solid Biosciences, Inc. (a)(b)	111	494
Sorrento Therapeutics, Inc. (a)(b)	392	1,325
Spectrum Pharmaceuticals, Inc. (a)	507	1,845
Stemline Therapeutics, Inc. (a)(b)	149	1,584
Syndax Pharmaceuticals, Inc. (a)	131	1,150
Synthorx, Inc.	88	6,150
T2 Biosystems, Inc. (a)(b)	213	249
TCR2 Therapeutics, Inc.	122	1,742
TG Therapeutics, Inc. (a)(b)	295	3,275
The Medicines Company (a)(b)	358	30,409
Tocagen, Inc. (a)	92	49
Trevena, Inc. (a)(b)	432	363
Turning Point Therapeutics, Inc.	79	4,921
Twist Bioscience Corp. (a)	131	2,751
Ultragenyx Pharmaceutical, Inc. (a)(b)	247	10,549
United Therapeutics Corp. (a)	225	19,818
Vanda Pharmaceuticals, Inc. (a)	284	4,660
Veracyte, Inc. (a)	139	3,881
Verastem, Inc. (a)(b)	413	553
Vericel Corp. (a)	292	5,081
Vertex Pharmaceuticals, Inc. (a)	1,366	299,086
Viking Therapeutics, Inc. (a)(b)	196	1,572
Voyager Therapeutics, Inc. (a)	99	1,381
Xencor, Inc. (a)	241	8,288
XOMA Corp. (a)	51	1,392
Y-mAbs Therapeutics, Inc. (a)	25	781
Zafgen, Inc. (a)(b)	224	249
ZIOPHARM Oncology, Inc. (a)(b)	587	2,771
		4,221,371
Health Care Equipment & Supplies - 3.3%
Abbott Laboratories	9,368	813,704
Abiomed, Inc. (a)	244	41,624
Accuray, Inc. (a)	296	835
Align Technology, Inc. (a)	389	108,547
Angiodynamics, Inc. (a)	170	2,722
Antares Pharma, Inc. (a)	702	3,299
Atricure, Inc. (a)	162	5,267
Atrion Corp.	8	6,012
Avanos Medical, Inc. (a)	231	7,785
AxoGen, Inc. (a)	142	2,540
Axonics Modulation Technologies, Inc. (a)	34	942
Baxter International, Inc.	2,645	221,175
Becton, Dickinson & Co.	1,433	389,733
BioLife Solutions, Inc. (a)	65	1,052
Boston Scientific Corp. (a)	7,391	334,221
Cantel Medical Corp. (b)	210	14,889
Cardiovascular Systems, Inc. (a)	173	8,406
Cerus Corp. (a)	592	2,498
CONMED Corp.	132	14,762
Cryolife, Inc. (a)	197	5,337
CryoPort, Inc. (a)(b)	140	2,304
Cutera, Inc. (a)	77	2,757
CytoSorbents Corp. (a)(b)	123	474
Danaher Corp.	3,289	504,796
Dentsply Sirona, Inc.	1,202	68,021
DexCom, Inc. (a)	475	103,902
Edwards Lifesciences Corp. (a)	1,117	260,585
Endologix, Inc. (a)	14	22
Genmark Diagnostics, Inc. (a)	369	1,775
Glaukos Corp. (a)(b)	176	9,587
Globus Medical, Inc. (a)	402	23,670
Haemonetics Corp. (a)	279	32,057
Heska Corp. (a)	34	3,262
Hill-Rom Holdings, Inc.	362	41,098
Hologic, Inc. (a)	1,454	75,913
ICU Medical, Inc. (a)	85	15,905
IDEXX Laboratories, Inc. (a)	462	120,642
Inogen, Inc. (a)	96	6,560
Insulet Corp. (a)	317	54,270
Integer Holdings Corp. (a)	177	14,236
Integra LifeSciences Holdings Corp. (a)	375	21,855
IntriCon Corp. (a)	38	684
Intuitive Surgical, Inc. (a)	610	360,602
Invacare Corp.	158	1,425
iRhythm Technologies, Inc. (a)	138	9,396
Lantheus Holdings, Inc. (a)	178	3,651
LeMaitre Vascular, Inc.	75	2,696
LivaNova PLC (a)	271	20,442
Masimo Corp. (a)	259	40,938
Medtronic PLC	7,161	812,415
Meridian Bioscience, Inc.	173	1,690
Merit Medical Systems, Inc. (a)	272	8,492
Mesa Laboratories, Inc.	18	4,489
Natus Medical, Inc. (a)	179	5,905
Neogen Corp. (a)	267	17,424
Neuronetics, Inc. (a)	48	216
Nevro Corp. (a)	155	18,219
NuVasive, Inc. (a)	283	21,887
OraSure Technologies, Inc. (a)	251	2,016
Orthofix International NV (a)	105	4,849
OrthoPediatrics Corp. (a)	29	1,363
Penumbra, Inc. (a)	169	27,762
Quidel Corp. (a)	184	13,806
ResMed, Inc.	762	118,087
Seaspine Holdings Corp. (a)	63	757
Senseonics Holdings, Inc. (a)(b)	429	393
Shockwave Medical, Inc. (a)	53	2,328
SI-BONE, Inc. (a)	32	688
Sientra, Inc. (a)	122	1,091
Silk Road Medical, Inc.	55	2,221
Staar Surgical Co. (a)(b)	132	4,642
STERIS PLC	447	68,132
Stryker Corp.	1,658	348,081
SurModics, Inc. (a)	68	2,817
Tactile Systems Technology, Inc. (a)	106	7,156
Tandem Diabetes Care, Inc. (a)	325	19,373
Teleflex, Inc.	247	92,981
The Cooper Companies, Inc.	265	85,142
TransEnterix, Inc. (a)(b)	54	79
Varex Imaging Corp. (a)	194	5,783
Varian Medical Systems, Inc. (a)	490	69,585
ViewRay, Inc. (a)	238	1,004
West Pharmaceutical Services, Inc.	399	59,982
Wright Medical Group NV (a)	601	18,318
Zimmer Biomet Holdings, Inc.	1,092	163,451
		5,801,499
Health Care Providers & Services - 2.6%
Acadia Healthcare Co., Inc. (a)	454	15,082
Addus HomeCare Corp. (a)	47	4,569
Amedisys, Inc. (a)	160	26,707
American Renal Associates Holdings, Inc. (a)	30	311
AmerisourceBergen Corp.	826	70,227
AMN Healthcare Services, Inc. (a)	240	14,954
Anthem, Inc.	1,381	417,103
Apollo Medical Holdings, Inc. (a)	84	1,546
BioScrip, Inc. (a)	782	2,917
BioTelemetry, Inc. (a)	200	9,260
Brookdale Senior Living, Inc. (a)	917	6,667
Capital Senior Living Corp. (a)	83	256
Cardinal Health, Inc.	1,603	81,080
Centene Corp. (a)	2,198	138,188
Chemed Corp.	84	36,898
Cigna Corp.	2,033	415,728
Community Health Systems, Inc. (a)	667	1,934
Corvel Corp. (a)	41	3,582
Covetrus, Inc. (a)(b)	508	6,706
Cross Country Healthcare, Inc. (a)	203	2,359
CVS Health Corp.	6,904	512,898
DaVita HealthCare Partners, Inc. (a)	637	47,794
Diplomat Pharmacy, Inc. (a)	391	1,564
Encompass Health Corp.	524	36,297
HCA Holdings, Inc.	1,434	211,960
HealthEquity, Inc. (a)	303	22,443
Henry Schein, Inc. (a)	805	53,710
Humana, Inc.	733	268,659
Laboratory Corp. of America Holdings (a)	541	91,521
LHC Group, Inc. (a)	163	22,455
Magellan Health Services, Inc. (a)	118	9,234
McKesson Corp.	1,045	144,544
MEDNAX, Inc. (a)	462	12,839
Molina Healthcare, Inc. (a)	340	46,135
National Healthcare Corp.	50	4,322
Owens & Minor, Inc.	383	1,980
Patterson Companies, Inc.	467	9,564
Pennant Group, Inc. (a)	117	3,869
PetIQ, Inc. Class A (a)	79	1,979
Premier, Inc. (a)	310	11,743
Providence Service Corp. (a)	58	3,432
Quest Diagnostics, Inc.	731	78,063
R1 RCM, Inc. (a)	532	6,905
RadNet, Inc. (a)	199	4,040
Select Medical Holdings Corp. (a)	616	14,377
Surgery Partners, Inc. (a)	49	767
Tenet Healthcare Corp. (a)	420	15,973
The Ensign Group, Inc.	259	11,751
Tivity Health, Inc. (a)	266	5,412
Triple-S Management Corp.	109	2,015
U.S. Physical Therapy, Inc.	63	7,204
UnitedHealth Group, Inc.	5,147	1,513,115
Universal Health Services, Inc. Class B	451	64,700
Wellcare Health Plans, Inc. (a)	268	88,496
		4,587,834
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)(b)	897	8,804
Castlight Health, Inc. Class B (a)	342	455
Cerner Corp.	1,774	130,194
Computer Programs & Systems, Inc.	60	1,584
Evolent Health, Inc. (a)(b)	426	3,855
HealthStream, Inc. (a)	162	4,406
HMS Holdings Corp. (a)	481	14,238
Inovalon Holdings, Inc. Class A (a)	349	6,568
Inspire Medical Systems, Inc. (a)	67	4,972
Nextgen Healthcare, Inc. (a)	253	4,066
Omnicell, Inc. (a)	205	16,753
Tabula Rasa HealthCare, Inc. (a)	80	3,894
Teladoc Health, Inc. (a)(b)	368	30,809
Veeva Systems, Inc. Class A (a)	654	91,992
Vocera Communications, Inc. (a)(b)	166	3,446
		326,036
Life Sciences Tools & Services - 1.0%
Accelerate Diagnostics, Inc. (a)(b)	129	2,180
Agilent Technologies, Inc.	1,711	145,965
Avantor, Inc.	1,137	20,637
Bio-Rad Laboratories, Inc. Class A (a)	107	39,593
Bio-Techne Corp.	199	43,682
Bruker Corp.	547	27,881
Charles River Laboratories International, Inc. (a)	256	39,107
Codexis, Inc. (a)	211	3,374
Fluidigm Corp. (a)	199	693
Illumina, Inc. (a)	785	260,416
IQVIA Holdings, Inc. (a)	853	131,797
Luminex Corp.	275	6,369
Medpace Holdings, Inc. (a)	152	12,777
Mettler-Toledo International, Inc. (a)	135	107,093
Nanostring Technologies, Inc. (a)	115	3,199
NeoGenomics, Inc. (a)	513	15,005
Pacific Biosciences of California, Inc. (a)	604	3,105
PerkinElmer, Inc.	588	57,095
PRA Health Sciences, Inc. (a)	308	34,234
Quanterix Corp. (a)	45	1,063
Repligen Corp. (a)	199	18,408
Syneos Health, Inc. (a)	311	18,497
Thermo Fisher Scientific, Inc.	2,149	698,146
Waters Corp. (a)	409	95,563
		1,785,879
Pharmaceuticals - 4.1%
AcelRx Pharmaceuticals, Inc. (a)(b)	380	802
Aclaris Therapeutics, Inc. (a)(b)	197	372
Adamis Pharmaceuticals Corp. (a)(b)	261	183
Aerie Pharmaceuticals, Inc. (a)(b)	218	5,269
Akcea Therapeutics, Inc. (a)	67	1,135
Akorn, Inc. (a)	464	696
Allergan PLC	1,693	323,651
Amneal Pharmaceuticals, Inc. (a)	344	1,658
Amphastar Pharmaceuticals, Inc. (a)	150	2,894
ANI Pharmaceuticals, Inc. (a)	36	2,220
Arvinas Holding Co. LLC (a)	78	3,205
Assertio Therapeutics, Inc. (a)	321	401
Biodelivery Sciences International, Inc. (a)	310	1,959
Bristol-Myers Squibb Co.	12,487	801,541
Cara Therapeutics, Inc. (a)(b)	154	2,481
Catalent, Inc. (a)	775	43,633
Collegium Pharmaceutical, Inc. (a)	127	2,614
Corcept Therapeutics, Inc. (a)	550	6,655
CymaBay Therapeutics, Inc. (a)	265	519
Dermira, Inc. (a)	127	1,925
Elanco Animal Health, Inc. (a)	1,977	58,223
Eli Lilly & Co.	5,036	661,881
Endo International PLC (a)	1,090	5,112
Evolus, Inc. (a)	49	596
Horizon Pharma PLC (a)	912	33,014
Innoviva, Inc. (a)	369	5,225
Intersect ENT, Inc. (a)	208	5,179
Intra-Cellular Therapies, Inc. (a)(b)	221	7,583
Jazz Pharmaceuticals PLC (a)	320	47,770
Johnson & Johnson	14,314	2,087,983
Kala Pharmaceuticals, Inc. (a)(b)	139	513
Lannett Co., Inc. (a)(b)	145	1,279
Mallinckrodt PLC (a)(b)	356	1,242
Marinus Pharmaceuticals, Inc. (a)	275	594
Merck & Co., Inc.	13,881	1,262,477
Mylan NV (a)	2,781	55,898
MyoKardia, Inc. (a)	168	12,245
Nektar Therapeutics (a)(b)	885	19,103
Neos Therapeutics, Inc. (a)(b)	116	175
Ocular Therapeutix, Inc. (a)(b)	194	766
Omeros Corp. (a)(b)	242	3,410
OptiNose, Inc. (a)	74	682
Pacira Biosciences, Inc. (a)	205	9,287
Paratek Pharmaceuticals, Inc. (a)	65	262
Perrigo Co. PLC	671	34,664
Pfizer, Inc.	30,955	1,212,817
Phibro Animal Health Corp. Class A	89	2,210
Prestige Brands Holdings, Inc. (a)	258	10,449
Reata Pharmaceuticals, Inc. (a)	95	19,421
Revance Therapeutics, Inc. (a)	160	2,597
SIGA Technologies, Inc. (a)	162	773
Supernus Pharmaceuticals, Inc. (a)	255	6,049
TherapeuticsMD, Inc. (a)(b)	1,083	2,621
Theravance Biopharma, Inc. (a)(b)	215	5,566
Tricida, Inc. (a)	79	2,981
WAVE Life Sciences (a)	101	810
Xeris Pharmaceuticals, Inc. (a)	51	360
Zoetis, Inc. Class A	2,568	339,875
Zogenix, Inc. (a)(b)	215	11,208
Zynerba Pharmaceuticals, Inc. (a)(b)	105	634
		7,137,347

TOTAL HEALTH CARE		23,859,966

INDUSTRIALS - 9.5%
Aerospace & Defense - 2.2%
AAR Corp.	165	7,442
Aerojet Rocketdyne Holdings, Inc. (a)	407	18,584
AeroVironment, Inc. (a)	112	6,915
Arconic, Inc.	2,316	71,263
Astronics Corp. (a)	113	3,158
Axon Enterprise, Inc. (a)	303	22,204
BWX Technologies, Inc. (b)	516	32,033
Cubic Corp.	142	9,027
Curtiss-Wright Corp.	231	32,546
Ducommun, Inc. (a)	49	2,476
General Dynamics Corp.	1,489	262,585
Harris Corp.	629	124,460
HEICO Corp.	227	25,912
HEICO Corp. Class A	368	32,947
Hexcel Corp.	453	33,209
Huntington Ingalls Industries, Inc.	232	58,204
Kratos Defense & Security Solutions, Inc. (a)	438	7,888
Lockheed Martin Corp.	1,317	512,813
Maxar Technologies, Inc.	289	4,529
Mercury Systems, Inc. (a)	275	19,005
Moog, Inc. Class A	184	15,701
National Presto Industries, Inc.	20	1,768
Northrop Grumman Corp.	927	318,860
Park Aerospace Corp.	68	1,106
Parsons Corp.	110	4,541
Raytheon Co.	1,518	333,565
Spirit AeroSystems Holdings, Inc. Class A	575	41,906
Teledyne Technologies, Inc. (a)	195	67,575
Textron, Inc.	1,287	57,400
The Boeing Co.	2,819	918,317
TransDigm Group, Inc.	259	145,040
Triumph Group, Inc.	238	6,014
United Technologies Corp.	4,327	648,012
Vectrus, Inc. (a)	59	3,024
Wesco Aircraft Holdings, Inc. (a)	290	3,196
		3,853,225
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	305	7,155
Atlas Air Worldwide Holdings, Inc. (a)	148	4,080
C.H. Robinson Worldwide, Inc.	739	57,790
Echo Global Logistics, Inc. (a)	123	2,546
Expeditors International of Washington, Inc.	910	70,998
FedEx Corp.	1,296	195,968
Forward Air Corp.	153	10,702
Hub Group, Inc. Class A (a)	167	8,565
United Parcel Service, Inc. Class B	3,709	434,176
XPO Logistics, Inc. (a)	683	54,435
		846,415
Airlines - 0.4%
Alaska Air Group, Inc.	677	45,867
Allegiant Travel Co.	63	10,965
American Airlines Group, Inc.	2,207	63,297
Delta Air Lines, Inc.	3,333	194,914
Hawaiian Holdings, Inc.	257	7,528
JetBlue Airways Corp. (a)	1,573	29,447
Mesa Air Group, Inc. (a)	77	688
SkyWest, Inc.	280	18,096
Southwest Airlines Co.	2,702	145,854
Spirit Airlines, Inc. (a)	367	14,794
United Continental Holdings, Inc. (a)	1,228	108,175
		639,625
Building Products - 0.4%
A.O. Smith Corp.	765	36,445
AAON, Inc.	198	9,783
Advanced Drain Systems, Inc.	211	8,195
Allegion PLC	513	63,889
American Woodmark Corp. (a)	79	8,256
Apogee Enterprises, Inc.	166	5,395
Armstrong Flooring, Inc. (a)	125	534
Armstrong World Industries, Inc.	256	24,056
Builders FirstSource, Inc. (a)	635	16,135
Continental Building Products, Inc. (a)	218	7,942
CSW Industrials, Inc.	81	6,237
Fortune Brands Home & Security, Inc.	743	48,548
Gibraltar Industries, Inc. (a)	167	8,423
Griffon Corp.	187	3,802
Insteel Industries, Inc.	66	1,418
Jeld-Wen Holding, Inc. (a)	379	8,872
Johnson Controls International PLC	4,794	195,164
Lennox International, Inc.	197	48,062
Masco Corp.	1,609	77,216
Masonite International Corp. (a)	134	9,676
NCI Building Systems, Inc. (a)	253	2,153
Owens Corning	581	37,835
Patrick Industries, Inc.	132	6,921
PGT, Inc. (a)	327	4,876
Quanex Building Products Corp.	138	2,357
Resideo Technologies, Inc. (a)	599	7,146
Simpson Manufacturing Co. Ltd.	227	18,212
Trex Co., Inc. (a)	309	27,773
Universal Forest Products, Inc.	315	15,026
		710,347
Commercial Services & Supplies - 0.6%
ABM Industries, Inc. (b)	388	14,631
ACCO Brands Corp.	561	5,251
ADS Waste Holdings, Inc. (a)	373	12,261
ADT, Inc. (b)	579	4,591
Brady Corp. Class A	250	14,315
BrightView Holdings, Inc. (a)	87	1,468
Casella Waste Systems, Inc. Class A (a)	195	8,976
Cintas Corp.	462	124,315
Clean Harbors, Inc. (a)	284	24,353
Copart, Inc. (a)	1,100	100,034
Covanta Holding Corp.	575	8,533
Deluxe Corp.	229	11,432
Ennis, Inc.	111	2,403
Healthcare Services Group, Inc. (b)	398	9,679
Heritage-Crystal Clean, Inc. (a)	46	1,443
Herman Miller, Inc.	330	13,745
HNI Corp.	227	8,503
IAA Spinco, Inc. (a)	727	34,213
Interface, Inc.	325	5,392
KAR Auction Services, Inc.	721	15,711
Kimball International, Inc. Class B	173	3,576
Knoll, Inc.	264	6,669
LSC Communications, Inc.	90	19
Matthews International Corp. Class A	169	6,451
McGrath RentCorp.	120	9,185
Mobile Mini, Inc.	229	8,681
MSA Safety, Inc.	196	24,767
Pitney Bowes, Inc. (b)	1,028	4,143
Quad/Graphics, Inc.	110	514
R.R. Donnelley & Sons Co.	324	1,280
Republic Services, Inc.	1,161	104,060
Rollins, Inc.	785	26,031
SP Plus Corp. (a)	113	4,795
Steelcase, Inc. Class A	518	10,598
Stericycle, Inc. (a)	444	28,332
Team, Inc. (a)(b)	127	2,028
Tetra Tech, Inc.	289	24,900
The Brink's Co.	279	25,300
U.S. Ecology, Inc.	111	6,428
UniFirst Corp.	86	17,370
Viad Corp.	106	7,155
Waste Management, Inc.	2,091	238,290
		981,821
Construction & Engineering - 0.1%
AECOM (a)	834	35,970
Aegion Corp. (a)	158	3,534
Ameresco, Inc. Class A (a)	68	1,190
Arcosa, Inc.	244	10,870
Argan, Inc.	69	2,770
Comfort Systems U.S.A., Inc.	188	9,372
Dycom Industries, Inc. (a)	161	7,591
EMCOR Group, Inc.	304	26,235
Fluor Corp.	722	13,631
Granite Construction, Inc.	251	6,945
Great Lakes Dredge & Dock Corp. (a)	349	3,954
HC2 Holdings, Inc. (a)(b)	258	560
Jacobs Engineering Group, Inc.	648	58,210
MasTec, Inc. (a)	352	22,584
MYR Group, Inc. (a)	70	2,281
NV5 Holdings, Inc. (a)	44	2,220
Orion Group Holdings, Inc. (a)	179	929
Primoris Services Corp.	223	4,960
Quanta Services, Inc.	794	32,324
Sterling Construction Co., Inc. (a)	156	2,196
Tutor Perini Corp. (a)	192	2,469
Valmont Industries, Inc.	117	17,524
Williams Scotsman Corp. (a)(b)	151	2,792
		271,111
Electrical Equipment - 0.6%
Acuity Brands, Inc.	220	30,360
Allied Motion Technologies, Inc.	28	1,358
AMETEK, Inc.	1,242	123,877
Atkore International Group, Inc. (a)	236	9,549
AZZ, Inc.	130	5,974
Bloom Energy Corp. Class A (a)	86	642
Eaton Corp. PLC	2,320	219,750
Emerson Electric Co.	3,348	255,318
Encore Wire Corp.	108	6,199
Energous Corp. (a)	47	83
EnerSys	217	16,238
Generac Holdings, Inc. (a)	324	32,591
GrafTech International Ltd. (b)	282	3,277
Hubbell, Inc. Class B	292	43,163
nVent Electric PLC	867	22,178
Plug Power, Inc. (a)(b)	1,125	3,555
Regal Beloit Corp.	223	19,091
Rockwell Automation, Inc.	646	130,925
Sensata Technologies, Inc. PLC (a)	905	48,752
Sunrun, Inc. (a)(b)	394	5,441
Thermon Group Holdings, Inc. (a)	154	4,127
TPI Composites, Inc. (a)	66	1,222
Vicor Corp. (a)	81	3,784
Vivint Solar, Inc. (a)(b)	242	1,757
		989,211
Industrial Conglomerates - 1.1%
3M Co.	3,111	548,843
Carlisle Companies, Inc.	322	52,112
General Electric Co.	46,442	518,293
Honeywell International, Inc.	3,946	698,442
Raven Industries, Inc.	184	6,341
Roper Technologies, Inc.	553	195,889
		2,019,920
Machinery - 1.9%
Actuant Corp. Class A	343	8,928
AGCO Corp.	361	27,887
Alamo Group, Inc.	50	6,278
Albany International Corp. Class A	165	12,527
Allison Transmission Holdings, Inc.	647	31,263
Altra Industrial Motion Corp.	323	11,696
Astec Industries, Inc.	178	7,476
Barnes Group, Inc.	246	15,242
Blue Bird Cor (a)	53	1,215
Briggs & Stratton Corp. (b)	168	1,119
Caterpillar, Inc.	3,102	458,103
Chart Industries, Inc. (a)	182	12,283
CIRCOR International, Inc. (a)	95	4,393
Colfax Corp. (a)(b)	527	19,172
Columbus McKinnon Corp. (NY Shares)	95	3,803
Commercial Vehicle Group, Inc. (a)	157	997
Crane Co.	279	24,100
Cummins, Inc.	789	141,199
Deere & Co.	1,716	297,314
Donaldson Co., Inc.	695	40,046
Douglas Dynamics, Inc.	105	5,775
Dover Corp.	784	90,364
Energy Recovery, Inc. (a)(b)	161	1,576
EnPro Industries, Inc.	106	7,089
ESCO Technologies, Inc.	126	11,655
Evoqua Water Technologies Corp. (a)	363	6,879
Federal Signal Corp.	301	9,707
Flowserve Corp.	719	35,785
Fortive Corp.	1,573	120,161
Franklin Electric Co., Inc.	190	10,891
Gardner Denver Holdings, Inc. (a)	697	25,566
Gates Industrial Corp. PLC (a)(b)	276	3,798
Gorman-Rupp Co.	83	3,113
Graco, Inc.	886	46,072
Greenbrier Companies, Inc.	161	5,221
Harsco Corp. (a)	395	9,089
Hillenbrand, Inc.	397	13,224
Hyster-Yale Materials Handling Class A	44	2,594
IDEX Corp.	412	70,864
Illinois Tool Works, Inc.	1,627	292,258
Ingersoll-Rand PLC	1,308	173,859
ITT, Inc.	465	34,368
John Bean Technologies Corp.	160	18,026
Kadant, Inc.	56	5,899
Kennametal, Inc.	420	15,494
Lincoln Electric Holdings, Inc.	357	34,533
Lindsay Corp.	61	5,855
Lydall, Inc. (a)	95	1,949
Manitowoc Co., Inc. (a)	272	4,760
Meritor, Inc. (a)	452	11,838
Middleby Corp. (a)	306	33,513
Mueller Industries, Inc.	300	9,525
Mueller Water Products, Inc. Class A	758	9,081
Navistar International Corp. New (a)	378	10,939
NN, Inc.	162	1,499
Nordson Corp.	283	46,084
Oshkosh Corp.	372	35,210
PACCAR, Inc.	1,865	147,522
Parker Hannifin Corp.	708	145,721
Pentair PLC	832	38,164
Proto Labs, Inc. (a)	153	15,537
RBC Bearings, Inc. (a)	137	21,693
REV Group, Inc.	142	1,737
Rexnord Corp. (a)	610	19,898
Snap-On, Inc.	296	50,142
Spartan Motors, Inc.	165	2,983
SPX Corp. (a)	213	10,837
SPX Flow, Inc. (a)(b)	232	11,338
Standex International Corp.	58	4,602
Stanley Black & Decker, Inc.	809	134,084
Sun Hydraulics Corp.	165	7,628
Tennant Co.	96	7,480
Terex Corp.	325	9,679
Timken Co.	382	21,510
Titan International, Inc.	190	688
Toro Co.	555	44,217
TriMas Corp. (a)	247	7,758
Trinity Industries, Inc. (b)	820	18,163
Wabash National Corp.	234	3,437
WABCO Holdings, Inc. (a)	287	38,889
Watts Water Technologies, Inc. Class A	160	15,962
Welbilt, Inc. (a)	636	9,928
Westinghouse Air Brake Co.	713	55,471
Woodward, Inc.	289	34,229
Xylem, Inc.	948	74,693
		3,303,144
Marine - 0.0%
Eagle Bulk Shipping, Inc. (a)(b)	280	1,288
Genco Shipping & Trading Ltd.	96	1,020
Kirby Corp. (a)	289	25,874
Matson, Inc.	224	9,139
		37,321
Professional Services - 0.5%
ASGN, Inc. (a)	280	19,872
Barrett Business Services, Inc.	42	3,799
BG Staffing, Inc.	37	810
CBIZ, Inc. (a)	306	8,250
CoStar Group, Inc. (a)	195	116,669
CRA International, Inc.	30	1,634
Equifax, Inc.	649	90,938
Exponent, Inc.	268	18,495
Forrester Research, Inc.	44	1,835
FTI Consulting, Inc. (a)	209	23,128
Heidrick & Struggles International, Inc.	75	2,438
Huron Consulting Group, Inc. (a)	109	7,490
ICF International, Inc.	94	8,612
IHS Markit Ltd. (a)	1,911	143,994
InnerWorkings, Inc. (a)	336	1,851
Insperity, Inc.	201	17,294
Kelly Services, Inc. Class A (non-vtg.)	148	3,342
Kforce, Inc.	103	4,089
Korn Ferry	281	11,914
Manpower, Inc.	331	32,140
Nielsen Holdings PLC	1,899	38,550
Resources Connection, Inc.	147	2,401
Robert Half International, Inc.	650	41,048
TransUnion Holding Co., Inc.	994	85,096
TriNet Group, Inc. (a)	253	14,322
TrueBlue, Inc. (a)	217	5,221
Upwork, Inc. (a)	314	3,350
Verisk Analytics, Inc.	882	131,718
Willdan Group, Inc. (a)	46	1,462
		841,762
Road & Rail - 0.9%
AMERCO	42	15,784
ArcBest Corp.	117	3,229
Avis Budget Group, Inc. (a)	386	12,445
Covenant Transport Group, Inc. Class A (a)	46	595
CSX Corp.	4,183	302,682
Daseke, Inc. (a)	301	951
Heartland Express, Inc.	239	5,031
Hertz Global Holdings, Inc. (a)	285	4,489
J.B. Hunt Transport Services, Inc.	470	54,887
Kansas City Southern	547	83,779
Knight-Swift Transportation Holdings, Inc. Class A (b)	693	24,837
Landstar System, Inc. (b)	214	24,368
Lyft, Inc.	1,058	45,515
Marten Transport Ltd.	166	3,567
Norfolk Southern Corp.	1,455	282,459
Old Dominion Freight Lines, Inc.	345	65,474
Ryder System, Inc.	268	14,555
Saia, Inc. (a)	149	13,875
Schneider National, Inc. Class B	120	2,618
U.S. Xpress Enterprises, Inc. (a)(b)	105	528
U.S.A. Truck, Inc. (a)	46	343
Union Pacific Corp.	3,885	702,369
Universal Logistics Holdings, Inc.	45	853
Werner Enterprises, Inc.	214	7,787
YRC Worldwide, Inc. (a)(b)	116	296
		1,673,316
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A	550	26,136
Aircastle Ltd.	273	8,739
Applied Industrial Technologies, Inc.	204	13,605
Beacon Roofing Supply, Inc. (a)	403	12,888
BlueLinx Corp. (a)	35	499
BMC Stock Holdings, Inc. (a)	353	10,128
CAI International, Inc. (a)	77	2,231
DXP Enterprises, Inc. (a)	76	3,026
Fastenal Co.	3,071	113,473
GATX Corp. (b)	217	17,978
General Finance Corp. (a)	102	1,129
GMS, Inc. (a)	152	4,116
H&E Equipment Services, Inc.	203	6,786
HD Supply Holdings, Inc. (a)	950	38,209
Herc Holdings, Inc. (a)	118	5,775
Kaman Corp.	193	12,723
MRC Global, Inc. (a)	556	7,584
MSC Industrial Direct Co., Inc. Class A	235	18,440
Now, Inc. (a)	631	7,092
Rush Enterprises, Inc. Class A	155	7,208
SiteOne Landscape Supply, Inc. (a)	216	19,580
Systemax, Inc.	92	2,315
Textainer Group Holdings Ltd. (a)	142	1,521
Titan Machinery, Inc. (a)	65	961
Triton International Ltd.	261	10,492
United Rentals, Inc. (a)	435	72,545
Univar, Inc. (a)	574	13,914
Veritiv Corp. (a)	66	1,298
W.W. Grainger, Inc.	246	83,276
Watsco, Inc.	177	31,887
WESCO International, Inc. (a)	232	13,778
		569,332
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	418	17,907

TOTAL INDUSTRIALS		16,754,457

INFORMATION TECHNOLOGY - 21.6%
Communications Equipment - 1.0%
Acacia Communications, Inc. (a)	140	9,493
ADTRAN, Inc.	212	2,097
Applied Optoelectronics, Inc. (a)	70	832
Arista Networks, Inc. (a)	280	56,952
CalAmp Corp. (a)	151	1,447
Calix Networks, Inc. (a)	242	1,936
Casa Systems, Inc. (a)	111	454
Ciena Corp. (a)	762	32,530
Cisco Systems, Inc.	24,001	1,151,088
CommScope Holding Co., Inc. (a)	1,002	14,218
Comtech Telecommunications Corp.	113	4,010
EchoStar Holding Corp. Class A (a)	282	12,213
Extreme Networks, Inc. (a)	590	4,348
F5 Networks, Inc. (a)	327	45,666
Harmonic, Inc. (a)	405	3,159
Infinera Corp. (a)(b)	760	6,034
InterDigital, Inc.	175	9,536
Juniper Networks, Inc.	1,910	47,043
Lumentum Holdings, Inc. (a)	400	31,720
Motorola Solutions, Inc.	905	145,832
NETGEAR, Inc. (a)	165	4,044
NetScout Systems, Inc. (a)	335	8,063
Plantronics, Inc.	165	4,511
Sonus Networks, Inc. (a)	174	539
Ubiquiti, Inc.	93	17,575
ViaSat, Inc. (a)	305	22,324
Viavi Solutions, Inc. (a)	1,185	17,775
		1,655,439
Electronic Equipment & Components - 0.8%
Amphenol Corp. Class A	1,608	174,034
Anixter International, Inc. (a)	144	13,262
Arlo Technologies, Inc. (a)	335	1,410
Arrow Electronics, Inc. (a)	471	39,913
Avnet, Inc.	617	26,185
AVX Corp.	306	6,264
Badger Meter, Inc.	151	9,804
Belden, Inc.	223	12,265
Benchmark Electronics, Inc.	259	8,899
CDW Corp.	800	114,272
Cognex Corp.	910	50,996
Coherent, Inc. (a)	137	22,790
Corning, Inc.	4,290	124,882
CTS Corp.	177	5,312
Daktronics, Inc.	258	1,571
Dolby Laboratories, Inc. Class A	347	23,874
ePlus, Inc. (a)	70	5,900
Fabrinet (a)	202	13,098
FARO Technologies, Inc. (a)	72	3,625
Fitbit, Inc. (a)	1,116	7,332
FLIR Systems, Inc.	731	38,063
II-VI, Inc. (a)	309	10,404
Insight Enterprises, Inc. (a)	201	14,128
IPG Photonics Corp. (a)	196	28,404
Itron, Inc. (a)	189	15,867
Jabil, Inc.	779	32,196
KEMET Corp.	343	9,278
Keysight Technologies, Inc. (a)	1,003	102,938
Knowles Corp. (a)	459	9,708
Littelfuse, Inc.	137	26,208
Methode Electronics, Inc. Class A	193	7,595
MTS Systems Corp.	93	4,467
National Instruments Corp.	604	25,573
nLIGHT, Inc. (a)	21	426
Novanta, Inc. (a)	167	14,769
OSI Systems, Inc. (a)	87	8,764
Par Technology Corp. (a)	38	1,168
PC Connection, Inc.	66	3,278
Plexus Corp. (a)	180	13,849
Rogers Corp. (a)	95	11,849
Sanmina Corp. (a)	335	11,470
ScanSource, Inc. (a)	125	4,619
SYNNEX Corp.	225	28,980
TE Connectivity Ltd.	1,833	175,675
Tech Data Corp. (a)	203	29,151
Trimble, Inc. (a)	1,319	54,989
TTM Technologies, Inc. (a)	481	7,239
Vishay Intertechnology, Inc. (b)	688	14,648
Vishay Precision Group, Inc. (a)	90	3,060
Zebra Technologies Corp. Class A (a)	284	72,545
		1,446,996
IT Services - 4.7%
Accenture PLC Class A	3,395	714,885
Akamai Technologies, Inc. (a)	860	74,287
Alliance Data Systems Corp.	253	28,387
Amdocs Ltd.	745	53,782
Automatic Data Processing, Inc.	2,335	398,118
Black Knight, Inc. (a)	749	48,296
Booz Allen Hamilton Holding Corp. Class A	768	54,628
Broadridge Financial Solutions, Inc.	616	76,101
CACI International, Inc. Class A (a)	136	33,999
Cardtronics PLC (a)(b)	188	8,394
Cass Information Systems, Inc.	54	3,118
Cognizant Technology Solutions Corp. Class A	3,101	192,324
Conduent, Inc. (a)	994	6,163
CoreLogic, Inc.	410	17,921
CSG Systems International, Inc.	164	8,492
DXC Technology Co.	1,523	57,250
Endurance International Group Holdings, Inc. (a)	325	1,528
EPAM Systems, Inc. (a)	276	58,556
Euronet Worldwide, Inc. (a)	273	43,014
EVERTEC, Inc.	355	12,084
EVO Payments, Inc. Class A (a)	110	2,905
ExlService Holdings, Inc. (a)	169	11,739
Fastly, Inc. Class A	90	1,806
Fidelity National Information Services, Inc.	1,747	242,990
Fiserv, Inc. (a)	2,125	245,714
FleetCor Technologies, Inc. (a)	474	136,379
Gartner, Inc. (a)	492	75,817
Genpact Ltd.	727	30,658
Global Payments, Inc.	844	154,081
GoDaddy, Inc. (a)	905	61,468
GreenSky, Inc. Class A (a)(b)	213	1,896
GTT Communications, Inc. (a)(b)	132	1,498
Hackett Group, Inc.	103	1,662
i3 Verticals, Inc. Class A (a)	42	1,187
IBM Corp.	4,849	649,960
Internap Network Services Corp. (a)	15	17
Jack Henry & Associates, Inc.	419	61,036
KBR, Inc.	784	23,912
Leidos Holdings, Inc.	811	79,389
Limelight Networks, Inc. (a)	540	2,203
Liveramp Holdings, Inc. (a)	353	16,969
ManTech International Corp. Class A	134	10,704
MasterCard, Inc. Class A	4,843	1,446,071
Maximus, Inc.	354	26,334
MongoDB, Inc. Class A (a)(b)	156	20,531
NIC, Inc.	357	7,979
Okta, Inc. (a)	422	48,686
Paychex, Inc.	1,708	145,282
PayPal Holdings, Inc. (a)	6,290	680,389
Perficient, Inc. (a)	169	7,786
Perspecta, Inc.	737	19,486
Sabre Corp.	1,477	33,144
Science Applications International Corp.	285	24,801
ServiceSource International, Inc. (a)	676	1,129
Square, Inc. (a)	1,651	103,287
Switch, Inc. Class A	179	2,653
Sykes Enterprises, Inc. (a)	239	8,841
The Western Union Co.	2,346	62,826
Ttec Holdings, Inc.	67	2,655
Twilio, Inc. Class A (a)(b)	432	42,457
Unisys Corp. (a)	243	2,882
VeriSign, Inc. (a)	573	110,406
Virtusa Corp. (a)	138	6,256
Visa, Inc. Class A (b)	9,322	1,751,604
WEX, Inc. (a)	228	47,757
		8,308,559
Semiconductors & Semiconductor Equipment - 3.9%
Adesto Technologies Corp. (a)(b)	135	1,148
Advanced Energy Industries, Inc. (a)	219	15,593
Advanced Micro Devices, Inc. (a)	4,828	221,412
Amkor Technology, Inc. (a)	688	8,944
Analog Devices, Inc.	1,976	234,828
Applied Materials, Inc.	5,246	320,216
Axcelis Technologies, Inc. (a)	141	3,397
AXT, Inc. (a)	227	987
Broadcom, Inc.	2,205	696,824
Brooks Automation, Inc.	384	16,113
Cabot Microelectronics Corp.	154	22,225
Ceva, Inc. (a)	115	3,100
Cirrus Logic, Inc. (a)	332	27,360
Cohu, Inc.	199	4,547
Cree, Inc. (a)	566	26,121
Cypress Semiconductor Corp.	1,950	45,494
Diodes, Inc. (a)	200	11,274
Enphase Energy, Inc. (a)(b)	382	9,982
Entegris, Inc.	756	37,868
First Solar, Inc. (a)	415	23,223
FormFactor, Inc. (a)	431	11,193
Ichor Holdings Ltd. (a)	101	3,360
Impinj, Inc. (a)	72	1,862
Inphi Corp. (a)	245	18,135
Intel Corp.	23,986	1,435,562
KLA-Tencor Corp.	817	145,565
Kulicke & Soffa Industries, Inc.	332	9,030
Lam Research Corp.	828	242,107
Lattice Semiconductor Corp. (a)	667	12,766
MACOM Technology Solutions Holdings, Inc. (a)	286	7,608
Marvell Technology Group Ltd. (b)	3,129	83,106
Maxim Integrated Products, Inc.	1,491	91,711
MaxLinear, Inc. Class A (a)	328	6,960
Microchip Technology, Inc. (b)	1,266	132,576
Micron Technology, Inc. (a)	5,980	321,604
MKS Instruments, Inc.	283	31,133
Monolithic Power Systems, Inc.	207	36,850
NeoPhotonics Corp. (a)	104	917
NVE Corp.	22	1,571
NVIDIA Corp.	3,280	771,784
ON Semiconductor Corp. (a)	2,268	55,294
Onto Innovation, Inc. (a)	109	3,983
PDF Solutions, Inc. (a)	137	2,314
Photronics, Inc. (a)	359	5,658
Pixelworks, Inc. (a)	100	392
Power Integrations, Inc.	151	14,935
Qorvo, Inc. (a)	668	77,642
Qualcomm, Inc.	6,078	536,262
Rambus, Inc. (a)	548	7,549
Semtech Corp. (a)	369	19,520
Silicon Laboratories, Inc. (a)	236	27,371
Skyworks Solutions, Inc.	950	114,836
SMART Global Holdings, Inc. (a)	51	1,935
SolarEdge Technologies, Inc. (a)	238	22,631
SunPower Corp. (a)(b)	431	3,362
Synaptics, Inc. (a)	201	13,220
Teradyne, Inc.	952	64,917
Texas Instruments, Inc.	5,123	657,230
Ultra Clean Holdings, Inc. (a)	182	4,272
Universal Display Corp.	223	45,954
Veeco Instruments, Inc. (a)	207	3,040
Xilinx, Inc.	1,353	132,283
Xperi Corp.	213	3,941
		6,914,597
Software - 6.8%
2U, Inc. (a)(b)	311	7,461
8x8, Inc. (a)	487	8,912
A10 Networks, Inc. (a)	232	1,594
ACI Worldwide, Inc. (a)	631	23,905
Adobe, Inc. (a)	2,605	859,155
Alarm.com Holdings, Inc. (a)	175	7,520
Altair Engineering, Inc. Class A (a)(b)	149	5,351
Alteryx, Inc. Class A (a)(b)	156	15,611
American Software, Inc. Class A	165	2,455
ANSYS, Inc. (a)	449	115,577
AppFolio, Inc. (a)	59	6,487
Appian Corp. Class A (a)(b)	145	5,540
Aspen Technology, Inc. (a)	369	44,623
Autodesk, Inc. (a)	1,173	215,199
Avaya Holdings Corp. (a)	554	7,479
Benefitfocus, Inc. (a)	137	3,006
Blackbaud, Inc.	276	21,970
BlackLine, Inc. (a)	214	11,034
Bottomline Technologies, Inc. (a)	180	9,648
Box, Inc. Class A (a)	822	13,793
Cadence Design Systems, Inc. (a)	1,518	105,288
CDK Global, Inc.	686	37,510
Cerence, Inc. (a)	178	4,028
Ceridian HCM Holding, Inc. (a)	220	14,934
Cision Ltd. (a)	310	3,091
Citrix Systems, Inc.	674	74,747
Cloudera, Inc. (a)(b)	1,259	14,642
CommVault Systems, Inc. (a)	192	8,571
Cornerstone OnDemand, Inc. (a)	291	17,038
Coupa Software, Inc. (a)	281	41,096
Digimarc Corp. (a)	49	1,644
Domo, Inc. Class B (a)	35	760
Dropbox, Inc. Class A (a)	486	8,704
Ebix, Inc. (b)	121	4,043
eGain Communications Corp. (a)	87	689
Envestnet, Inc. (a)	244	16,990
Everbridge, Inc. (a)	161	12,571
Fair Isaac Corp. (a)	156	58,450
FireEye, Inc. (a)	1,090	18,018
Five9, Inc. (a)	332	21,773
Forescout Technologies, Inc. (a)	132	4,330
Fortinet, Inc. (a)	776	82,846
Guidewire Software, Inc. (a)	437	47,969
HubSpot, Inc. (a)	191	30,274
Instructure, Inc. (a)	162	7,810
Intuit, Inc.	1,387	363,297
j2 Global, Inc.	263	24,646
LivePerson, Inc. (a)	335	12,395
LogMeIn, Inc.	276	23,664
Manhattan Associates, Inc. (a)	360	28,710
Microsoft Corp.	41,331	6,517,899
MicroStrategy, Inc. Class A (a)	48	6,846
Mitek Systems, Inc. (a)	118	903
MobileIron, Inc. (a)	330	1,604
Model N, Inc. (a)	121	4,243
New Relic, Inc. (a)	261	17,150
Nortonlifelock, Inc.	3,434	87,636
Nuance Communications, Inc. (a)	1,545	27,547
Nutanix, Inc. Class A (a)	375	11,723
Onespan, Inc. (a)	197	3,373
Oracle Corp.	13,420	710,992
Palo Alto Networks, Inc. (a)	504	116,550
Parametric Technology Corp. (a)	579	43,361
Paycom Software, Inc. (a)	257	68,043
Paylocity Holding Corp. (a)	162	19,573
Pegasystems, Inc.	205	16,328
Pluralsight, Inc. (a)	90	1,549
Progress Software Corp.	222	9,224
Proofpoint, Inc. (a)	291	33,401
PROS Holdings, Inc. (a)	169	10,126
Q2 Holdings, Inc. (a)	208	16,865
QAD, Inc. Class A	40	2,037
Qualys, Inc. (a)	170	14,173
Rapid7, Inc. (a)	210	11,764
RealPage, Inc. (a)	383	20,586
RingCentral, Inc. (a)	363	61,227
SailPoint Technologies Holding, Inc. (a)	315	7,434
Salesforce.com, Inc. (a)	4,141	673,492
SecureWorks Corp. (a)	46	766
ServiceNow, Inc. (a)	959	270,745
ShotSpotter, Inc. (a)	27	689
Smartsheet, Inc. (a)	58	2,605
Splunk, Inc. (a)(b)	785	117,569
SPS Commerce, Inc. (a)	180	9,976
SS&C Technologies Holdings, Inc.	1,137	69,812
Synopsys, Inc. (a)	803	111,778
Teradata Corp. (a)	674	18,043
The Trade Desk, Inc. (a)	198	51,436
TiVo Corp.	661	5,605
Tyler Technologies, Inc. (a)	210	63,004
Upland Software, Inc. (a)	67	2,393
Varonis Systems, Inc. (a)	150	11,657
Verint Systems, Inc. (a)	359	19,874
VirnetX Holding Corp. (a)(b)	385	1,463
VMware, Inc. Class A	400	60,716
Vobile Group Ltd. (a)	2,000	575
Workday, Inc. Class A (a)	784	128,929
Workiva, Inc. (a)	141	5,929
Yext, Inc. (a)(b)	322	4,643
Zendesk, Inc. (a)	563	43,143
Zix Corp. (a)	261	1,770
Zoom Video Communications, Inc. Class A (b)	130	8,845
Zuora, Inc. (a)	56	802
		12,005,264
Technology Hardware, Storage & Peripherals - 4.4%
3D Systems Corp. (a)(b)	610	5,338
Apple, Inc.	23,723	6,966,211
Dell Technologies, Inc. (a)	787	40,444
Diebold Nixdorf, Inc. (a)(b)	336	3,548
Hewlett Packard Enterprise Co.	7,621	120,869
HP, Inc.	8,458	173,812
Immersion Corp. (a)	125	929
NCR Corp. (a)	648	22,784
NetApp, Inc.	1,358	84,536
Pure Storage, Inc. Class A (a)	992	16,973
Razer, Inc. (a)(c)	17,000	2,771
Seagate Technology LLC	1,407	83,717
Western Digital Corp.	1,529	97,046
Xerox Holdings Corp.	1,128	41,589
		7,660,567

TOTAL INFORMATION TECHNOLOGY		37,991,422

MATERIALS - 2.8%
Chemicals - 1.9%
A. Schulman, Inc. rights (a)(d)	54	23
AdvanSix, Inc. (a)	134	2,675
Air Products & Chemicals, Inc.	1,171	275,173
Albemarle Corp. U.S. (b)	582	42,509
American Vanguard Corp.	121	2,356
Amyris, Inc. (a)(b)	218	674
Ashland Global Holdings, Inc.	340	26,020
Axalta Coating Systems Ltd. (a)	1,135	34,504
Balchem Corp.	173	17,582
Cabot Corp.	307	14,589
Celanese Corp. Class A	718	88,400
CF Industries Holdings, Inc.	1,243	59,341
Chase Corp.	34	4,028
Corteva, Inc.	4,092	120,960
Dow, Inc.	4,084	223,517
DowDuPont, Inc.	4,089	262,514
Eastman Chemical Co.	758	60,079
Ecolab, Inc.	1,353	261,115
Element Solutions, Inc. (a)	1,187	13,864
Ferro Corp. (a)	532	7,890
Flotek Industries, Inc. (a)	172	344
FMC Corp.	835	83,350
FutureFuel Corp.	94	1,165
GCP Applied Technologies, Inc. (a)	359	8,153
H.B. Fuller Co.	264	13,614
Hawkins, Inc.	59	2,703
Huntsman Corp.	1,167	28,195
Ingevity Corp. (a)	231	20,185
Innophos Holdings, Inc.	110	3,518
Innospec, Inc.	123	12,723
International Flavors & Fragrances, Inc.	534	68,897
Intrepid Potash, Inc. (a)	452	1,225
Koppers Holdings, Inc. (a)	97	3,707
Kraton Performance Polymers, Inc. (a)	144	3,646
Kronos Worldwide, Inc.	103	1,380
Linde PLC	2,935	624,862
Livent Corp. (a)	672	5,746
LyondellBasell Industries NV Class A	1,681	158,821
Minerals Technologies, Inc.	188	10,834
NewMarket Corp.	48	23,353
Olin Corp.	865	14,921
OMNOVA Solutions, Inc. (a)	207	2,093
PolyOne Corp.	442	16,261
PPG Industries, Inc.	1,279	170,734
PQ Group Holdings, Inc. (a)	165	2,835
Quaker Chemical Corp.	70	11,516
Rayonier Advanced Materials, Inc.	220	845
RPM International, Inc.	721	55,344
Sensient Technologies Corp.	217	14,342
Sherwin-Williams Co.	439	256,174
Stepan Co.	105	10,756
The Chemours Co. LLC	887	16,046
The Mosaic Co.	1,904	41,203
The Scotts Miracle-Gro Co. Class A	206	21,873
Tredegar Corp.	186	4,157
Trinseo SA	216	8,037
Tronox Holdings PLC	601	6,863
Valvoline, Inc.	1,021	21,860
Venator Materials PLC (a)	255	977
W.R. Grace & Co.	343	23,959
Westlake Chemical Corp.	203	14,240
		3,309,270
Construction Materials - 0.1%
Eagle Materials, Inc.	260	23,572
Forterra, Inc. (a)	139	1,607
Martin Marietta Materials, Inc.	334	93,400
Summit Materials, Inc. (a)	625	14,938
U.S. Concrete, Inc. (a)	82	3,416
Vulcan Materials Co.	704	101,369
		238,302
Containers & Packaging - 0.4%
Amcor PLC	2,565	27,805
Aptargroup, Inc.	334	38,617
Avery Dennison Corp.	467	61,093
Ball Corp.	1,814	117,311
Berry Global Group, Inc. (a)	709	33,670
Crown Holdings, Inc. (a)	711	51,576
Graphic Packaging Holding Co.	1,710	28,472
Greif, Inc. Class A	128	5,658
International Paper Co.	2,172	100,021
Myers Industries, Inc.	165	2,752
O-I Glass, Inc.	822	9,806
Packaging Corp. of America	510	57,115
Sealed Air Corp.	815	32,461
Silgan Holdings, Inc.	374	11,624
Sonoco Products Co.	539	33,267
WestRock Co.	1,373	58,915
		670,163
Metals & Mining - 0.4%
AK Steel Holding Corp. (a)	1,501	4,938
Alcoa Corp. (a)	1,041	22,392
Allegheny Technologies, Inc. (a)	727	15,020
Carpenter Technology Corp.	267	13,291
Century Aluminum Co. (a)	213	1,601
Cleveland-Cliffs, Inc. (b)	1,726	14,498
Coeur d'Alene Mines Corp. (a)	1,053	8,508
Commercial Metals Co.	624	13,896
Compass Minerals International, Inc.	179	10,912
Coronado Global Resources, Inc. unit (c)	791	1,227
Freeport-McMoRan, Inc.	7,785	102,139
Gold Resource Corp.	192	1,064
Haynes International, Inc.	56	2,004
Hecla Mining Co.	2,844	9,641
Kaiser Aluminum Corp.	88	9,758
Materion Corp.	92	5,469
McEwen Mining, Inc. (b)	1,043	1,325
Newmont Goldcorp Corp.	2,837	123,268
Nucor Corp.	1,676	94,325
Olympic Steel, Inc.	50	896
Reliance Steel & Aluminum Co.	383	45,868
Royal Gold, Inc.	346	42,299
Ryerson Holding Corp. (a)	91	1,077
Schnitzer Steel Industries, Inc. Class A	107	2,320
Steel Dynamics, Inc.	1,220	41,529
SunCoke Energy, Inc.	301	1,875
TimkenSteel Corp. (a)	156	1,226
United States Steel Corp. (b)	1,016	11,593
Universal Stainless & Alloy Products, Inc. (a)	61	909
Warrior Metropolitan Coal, Inc.	236	4,987
Worthington Industries, Inc.	216	9,111
		618,966
Paper & Forest Products - 0.0%
Boise Cascade Co.	200	7,306
Clearwater Paper Corp. (a)	66	1,410
Domtar Corp.	338	12,925
Louisiana-Pacific Corp.	742	22,015
Mercer International, Inc. (SBI)	182	2,239
Neenah, Inc.	90	6,339
P.H. Glatfelter Co.	203	3,715
Resolute Forest Products	354	1,487
Schweitzer-Mauduit International, Inc.	158	6,634
Verso Corp. (a)	155	2,795
		66,865

TOTAL MATERIALS		4,903,566

REAL ESTATE - 3.7%
Equity Real Estate Investment Trusts (REITs) - 3.6%
Acadia Realty Trust (SBI)	418	10,839
Agree Realty Corp.	175	12,280
Alexander & Baldwin, Inc.	331	6,938
Alexanders, Inc.	24	7,928
Alexandria Real Estate Equities, Inc.	575	92,909
American Assets Trust, Inc.	229	10,511
American Campus Communities, Inc.	711	33,438
American Finance Trust, Inc.	271	3,593
American Homes 4 Rent Class A	1,365	35,777
American Tower Corp.	2,350	540,077
Americold Realty Trust	336	11,780
Apartment Investment & Management Co. Class A	823	42,508
Apple Hospitality (REIT), Inc.	1,099	17,859
Armada Hoffler Properties, Inc.	209	3,835
Ashford Hospitality Trust, Inc.	297	829
AvalonBay Communities, Inc.	736	154,339
Bluerock Residential Growth (REIT), Inc.	100	1,205
Boston Properties, Inc.	829	114,286
Braemar Hotels & Resorts, Inc.	135	1,206
Brandywine Realty Trust (SBI)	907	14,285
Brixmor Property Group, Inc.	1,609	34,770
Camden Property Trust (SBI)	493	52,307
CareTrust (REIT), Inc.	496	10,232
CatchMark Timber Trust, Inc.	262	3,005
CBL & Associates Properties, Inc. (b)	625	656
Cedar Realty Trust, Inc.	552	1,628
Chatham Lodging Trust	207	3,796
City Office REIT, Inc.	179	2,420
Colony Capital, Inc.	2,535	12,041
Columbia Property Trust, Inc.	573	11,981
Community Healthcare Trust, Inc.	89	3,815
CoreCivic, Inc.	592	10,289
CorEnergy Infrastructure Trust, Inc.	47	2,101
CorePoint Lodging, Inc.	163	1,741
CoreSite Realty Corp.	202	22,648
Corporate Office Properties Trust (SBI)	588	17,275
Cousins Properties, Inc.	573	23,608
Crown Castle International Corp.	2,214	314,720
CubeSmart	968	30,473
CyrusOne, Inc.	581	38,015
DiamondRock Hospitality Co.	1,247	13,817
Digital Realty Trust, Inc.	1,103	132,073
Douglas Emmett, Inc.	839	36,832
Duke Realty Corp.	1,885	65,353
Easterly Government Properties, Inc.	389	9,231
EastGroup Properties, Inc.	188	24,942
Empire State Realty Trust, Inc.	703	9,814
EPR Properties	396	27,973
Equinix, Inc.	429	250,407
Equity Commonwealth	714	23,441
Equity Lifestyle Properties, Inc.	947	66,659
Equity Residential (SBI)	1,961	158,684
Essential Properties Realty Trust, Inc.	242	6,004
Essex Property Trust, Inc.	352	105,903
Extra Space Storage, Inc.	668	70,554
Farmland Partners, Inc.	171	1,159
Federal Realty Investment Trust (SBI)	392	50,462
First Industrial Realty Trust, Inc.	677	28,102
Four Corners Property Trust, Inc.	400	11,276
Franklin Street Properties Corp.	748	6,403
Front Yard Residential Corp. Class B	216	2,665
Gaming & Leisure Properties	1,085	46,709
Getty Realty Corp.	235	7,724
Gladstone Commercial Corp.	116	2,536
Gladstone Land Corp.	81	1,051
Global Medical REIT, Inc.	100	1,323
Global Net Lease, Inc.	461	9,349
Government Properties Income Trust	269	8,646
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	363	11,681
HCP, Inc.	2,565	88,416
Healthcare Realty Trust, Inc.	669	22,325
Healthcare Trust of America, Inc.	1,116	33,792
Hersha Hospitality Trust	208	3,026
Highwoods Properties, Inc. (SBI)	575	28,123
Hospitality Properties Trust (SBI)	919	22,359
Host Hotels & Resorts, Inc.	3,994	74,089
Hudson Pacific Properties, Inc.	818	30,798
Independence Realty Trust, Inc.	426	5,998
Industrial Logistics Properties Trust	402	9,013
Investors Real Estate Trust	57	4,133
Invitation Homes, Inc.	1,808	54,186
Iron Mountain, Inc.	1,513	48,219
iStar Financial, Inc.	304	4,411
JBG SMITH Properties	552	22,019
Jernigan Capital, Inc.	61	1,168
Kilroy Realty Corp.	544	45,642
Kimco Realty Corp.	2,272	47,053
Kite Realty Group Trust	412	8,046
Lamar Advertising Co. Class A	453	40,435
Lexington Corporate Properties Trust	1,051	11,162
Liberty Property Trust (SBI)	792	47,560
Life Storage, Inc.	257	27,828
LTC Properties, Inc.	225	10,073
Mack-Cali Realty Corp.	450	10,409
Medical Properties Trust, Inc.	2,166	45,724
Mid-America Apartment Communities, Inc.	614	80,962
Monmouth Real Estate Investment Corp. Class A	642	9,296
National Health Investors, Inc.	209	17,029
National Retail Properties, Inc.	868	46,542
National Storage Affiliates Trust	283	9,514
New Senior Investment Group, Inc.	378	2,892
NexPoint Residential Trust, Inc.	94	4,230
Omega Healthcare Investors, Inc.	1,089	46,119
Outfront Media, Inc.	782	20,973
Paramount Group, Inc.	1,045	14,546
Park Hotels & Resorts, Inc.	1,037	26,827
Pebblebrook Hotel Trust	650	17,427
Pennsylvania Real Estate Investment Trust (SBI) (b)	290	1,546
Physicians Realty Trust	925	17,520
Piedmont Office Realty Trust, Inc. Class A	697	15,501
Potlatch Corp.	372	16,096
Preferred Apartment Communities, Inc. Class A	193	2,571
Prologis, Inc.	3,354	298,976
PS Business Parks, Inc.	102	16,817
Public Storage	800	170,368
QTS Realty Trust, Inc. Class A (b)	284	15,413
Ramco-Gershenson Properties Trust (SBI)	474	7,129
Rayonier, Inc.	702	22,998
Realty Income Corp.	1,577	116,115
Regency Centers Corp.	915	57,727
Retail Opportunity Investments Corp.	570	10,066
Retail Properties America, Inc.	1,152	15,437
Retail Value, Inc.	68	2,502
Rexford Industrial Realty, Inc.	482	22,013
RLJ Lodging Trust	1,023	18,128
Ryman Hospitality Properties, Inc.	281	24,351
Sabra Health Care REIT, Inc.	1,004	21,425
Saul Centers, Inc.	66	3,483
SBA Communications Corp. Class A	606	146,040
Senior Housing Properties Trust (SBI)	1,172	9,892
Seritage Growth Properties	143	5,731
Simon Property Group, Inc.	1,652	246,082
SITE Centers Corp.	864	12,113
SL Green Realty Corp.	467	42,908
Spirit Realty Capital, Inc.	517	25,426
Stag Industrial, Inc.	608	19,195
Store Capital Corp.	1,002	37,314
Summit Hotel Properties, Inc.	556	6,861
Sun Communities, Inc.	464	69,646
Sunstone Hotel Investors, Inc.	1,286	17,901
Tanger Factory Outlet Centers, Inc. (b)	460	6,776
Taubman Centers, Inc.	305	9,482
Terreno Realty Corp.	305	16,513
The GEO Group, Inc.	635	10,547
The Macerich Co.	535	14,402
UDR, Inc.	1,454	67,902
UMH Properties, Inc.	142	2,234
Uniti Group, Inc.	921	7,561
Universal Health Realty Income Trust (SBI)	65	7,628
Urban Edge Properties	584	11,201
Urstadt Biddle Properties, Inc. Class A	159	3,950
Ventas, Inc.	1,909	110,226
VEREIT, Inc.	5,087	47,004
VICI Properties, Inc. (b)	1,894	48,392
Vornado Realty Trust	944	62,776
Washington Prime Group, Inc. (b)	1,000	3,640
Washington REIT (SBI)	420	12,256
Weingarten Realty Investors (SBI)	650	20,306
Welltower, Inc.	2,008	164,214
Weyerhaeuser Co.	4,009	121,072
Whitestone REIT Class B	271	3,691
WP Carey, Inc.	874	69,955
Xenia Hotels & Resorts, Inc.	662	14,306
		6,298,405
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)	44	851
CBRE Group, Inc. (a)	1,697	104,009
eXp World Holdings, Inc. (a)(b)	136	1,541
Howard Hughes Corp. (a)	217	27,516
Jones Lang LaSalle, Inc.	240	41,782
Kennedy-Wilson Holdings, Inc.	634	14,138
Marcus & Millichap, Inc. (a)	109	4,060
Newmark Group, Inc.	746	10,037
RE/MAX Holdings, Inc.	99	3,811
Realogy Holdings Corp. (b)	621	6,011
Redfin Corp. (a)(b)	337	7,124
Tejon Ranch Co. (a)	77	1,230
The RMR Group, Inc.	28	1,278
The St. Joe Co. (a)(b)	319	6,326
		229,714

TOTAL REAL ESTATE		6,528,119

UTILITIES - 3.0%
Electric Utilities - 1.8%
Allete, Inc.	260	21,104
Alliant Energy Corp.	1,274	69,713
American Electric Power Co., Inc.	2,627	248,278
Avangrid, Inc.	285	14,581
Duke Energy Corp.	3,799	346,507
Edison International	1,743	131,440
El Paso Electric Co.	229	15,547
Entergy Corp.	968	115,966
Evergy, Inc.	1,416	92,167
Eversource Energy	1,693	144,024
Exelon Corp.	5,166	235,518
FirstEnergy Corp.	2,589	125,825
Hawaiian Electric Industries, Inc.	613	28,725
IDACORP, Inc.	256	27,341
MGE Energy, Inc.	195	15,370
NextEra Energy, Inc.	2,547	616,782
OGE Energy Corp.	1,067	47,449
Otter Tail Corp.	223	11,438
Pinnacle West Capital Corp.	595	53,508
PNM Resources, Inc.	414	20,994
Portland General Electric Co.	514	28,676
PPL Corp.	3,852	138,210
Southern Co.	5,481	349,140
Spark Energy, Inc. Class A,	59	545
Xcel Energy, Inc.	2,745	174,280
		3,073,128
Gas Utilities - 0.1%
Atmos Energy Corp.	615	68,794
Chesapeake Utilities Corp.	105	10,062
National Fuel Gas Co.	446	20,757
New Jersey Resources Corp.	491	21,884
Northwest Natural Holding Co.	140	10,322
ONE Gas, Inc.	275	25,732
South Jersey Industries, Inc. (b)	471	15,534
Southwest Gas Holdings, Inc.	279	21,196
Spire, Inc.	272	22,660
UGI Corp.	920	41,547
		258,488
Independent Power and Renewable Electricity Producers - 0.1%
Clearway Energy, Inc.:
Class A	224	4,283
Class C	308	6,145
NRG Energy, Inc.	1,525	60,619
Ormat Technologies, Inc.	277	20,642
Pattern Energy Group, Inc.	522	13,966
Terraform Power, Inc.	414	6,371
The AES Corp.	3,554	70,725
Vistra Energy Corp.	2,113	48,578
		231,329
Multi-Utilities - 0.9%
Ameren Corp.	1,308	100,454
Avista Corp.	331	15,918
Black Hills Corp.	280	21,991
CenterPoint Energy, Inc.	2,692	73,411
CMS Energy Corp.	1,521	95,580
Consolidated Edison, Inc.	1,659	150,090
Dominion Energy, Inc.	4,058	336,084
DTE Energy Co.	1,020	132,467
MDU Resources Group, Inc.	1,051	31,225
NiSource, Inc.	1,977	55,040
NorthWestern Energy Corp.	258	18,491
Public Service Enterprise Group, Inc.	2,689	158,785
Sempra Energy	1,503	227,674
Unitil Corp.	62	3,833
WEC Energy Group, Inc.	1,678	154,762
		1,575,805
Water Utilities - 0.1%
American States Water Co.	191	16,548
American Water Works Co., Inc.	970	119,165
Aqua America, Inc.	945	44,358
AquaVenture Holdings Ltd. (a)	51	1,383
California Water Service Group	252	12,993
Middlesex Water Co.	74	4,704
SJW Corp.	110	7,817
		206,968

TOTAL UTILITIES		5,345,718

TOTAL COMMON STOCKS
(Cost $150,090,839)		169,885,657
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.82% 3/19/20 (e)
(Cost $49,804)	50,000	49,842
	Shares	Value

Money Market Funds - 5.3%
Fidelity Cash Central Fund 1.58% (f)	4,937,984	$4,938,972
Fidelity Securities Lending Cash Central Fund 1.58% (f)(g)	4,291,871	4,292,300
TOTAL MONEY MARKET FUNDS
(Cost $9,231,272)		9,231,272
TOTAL INVESTMENT IN SECURITIES - 102.1%
(Cost $159,371,915)		179,166,771
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(3,684,747)
NET ASSETS - 100%		$175,482,024

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	5	March 2020	$417,650	$3,156	$3,156
CME E-mini S&P 500 Index Contracts (United States)	28	March 2020	4,523,540	45,418	45,418
CME E-mini S&P MidCap 400 Index Contracts (United States)	2	March 2020	412,960	4,987	4,987
TOTAL FUTURES CONTRACTS					$53,561

The notional amount of futures purchased as a percentage of Net Assets is 3.1%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,998 or 0.0% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $49,842.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$48,836
Fidelity Securities Lending Cash Central Fund	10,531
Total	$59,367

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$15,914,470	$15,914,470	$--	$--
Consumer Discretionary	17,300,328	17,297,442	2,886	--
Consumer Staples	10,993,631	10,993,631	--	--
Energy	6,845,243	6,845,243	--	--
Financials	23,448,737	23,448,737	--	--
Health Care	23,859,966	23,859,966	--	--
Industrials	16,754,457	16,754,457	--	--
Information Technology	37,991,422	37,991,422	--	--
Materials	4,903,566	4,903,543	--	23
Real Estate	6,528,119	6,528,119	--	--
Utilities	5,345,718	5,345,718	--	--
U.S. Government and Government Agency Obligations	49,842	--	49,842	--
Money Market Funds	9,231,272	9,231,272	--	--
Total Investments in Securities:	$179,166,771	$179,114,020	$52,728	$23
Derivative Instruments:
Assets
Futures Contracts	$53,561	$53,561	$--	$--
Total Assets	$53,561	$53,561	$--	$--
Total Derivative Instruments:	$53,561	$53,561	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$53,561	$0
Total Equity Risk	53,561	0
Total Value of Derivatives	$53,561	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

VIP Total Market Index Portfolio

Financial Statements

Statement of Assets and Liabilities

		December 31, 2019
Assets
Investment in securities, at value (including securities loaned of $4,208,212) — See accompanying schedule: Unaffiliated issuers (cost $150,140,643)	$169,935,499
Fidelity Central Funds (cost $9,231,272)	9,231,272
Total Investment in Securities (cost $159,371,915)		$179,166,771
Segregated cash with brokers for derivative instruments		142,964
Cash		30,017
Foreign currency held at value (cost $832)		851
Receivable for investments sold		4,815
Receivable for fund shares sold		252,770
Dividends receivable		175,629
Distributions receivable from Fidelity Central Funds		5,981
Receivable for daily variation margin on futures contracts		11,705
Total assets		179,791,503
Liabilities
Accrued management fee	$8,421
Distribution and service plan fees payable	316
Other affiliated payables	8,421
Other payables and accrued expenses	31
Collateral on securities loaned	4,292,290
Total liabilities		4,309,479
Net Assets		$175,482,024
Net Assets consist of:
Paid in capital		$155,818,765
Total accumulated earnings (loss)		19,663,259
Net Assets		$175,482,024
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($173,833,429 ÷ 14,652,425 shares)		$11.86
Service Class:
Net Asset Value, offering price and redemption price per share ($110,571 ÷ 9,320 shares)		$11.86
Service Class 2:
Net Asset Value, offering price and redemption price per share ($1,538,024 ÷ 129,658 shares)		$11.86

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2019
Investment Income
Dividends		$2,405,984
Interest		1,911
Income from Fidelity Central Funds (including $10,531 from security lending)		59,367
Total income		2,467,262
Expenses
Management fee	$76,784
Transfer agent fees	76,784
Distribution and service plan fees	2,920
Independent trustees' fees and expenses	656
Commitment fees	177
Total expenses before reductions	157,321
Expense reductions	(159)
Total expenses after reductions		157,162
Net investment income (loss)		2,310,100
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(101,764)
Fidelity Central Funds	12
Foreign currency transactions	5
Futures contracts	607,324
Total net realized gain (loss)		505,577
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	29,697,992
Assets and liabilities in foreign currencies	19
Futures contracts	45,705
Total change in net unrealized appreciation (depreciation)		29,743,716
Net gain (loss)		30,249,293
Net increase (decrease) in net assets resulting from operations		$32,559,393

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2019	For the period April 17, 2018 (commencement of operations) to December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,310,100	$677,051
Net realized gain (loss)	505,577	(100,169)
Change in net unrealized appreciation (depreciation)	29,743,716	(9,895,280)
Net increase (decrease) in net assets resulting from operations	32,559,393	(9,318,398)
Distributions to shareholders	(2,781,173)	(816,019)
Share transactions - net increase (decrease)	62,925,364	92,912,857
Total increase (decrease) in net assets	92,703,584	82,778,440
Net Assets
Beginning of period	82,778,440	–
End of period	$175,482,024	$82,778,440

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Total Market Index Portfolio Initial Class

Years ended December 31,	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$9.23	$10.00
Income from Investment Operations
Net investment income (loss)B	.20	.13
Net realized and unrealized gain (loss)	2.63	(.81)
Total from investment operations	2.83	(.68)
Distributions from net investment income	(.17)	(.08)
Distributions from net realized gain	(.03)	(.01)
Total distributions	(.20)	(.09)
Net asset value, end of period	$11.86	$9.23
Total ReturnC,D,E	30.70%	(6.76)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.12%	.12%H
Expenses net of fee waivers, if any	.12%	.12%H
Expenses net of all reductions	.12%	.12%H
Net investment income (loss)	1.80%	1.84%H
Supplemental Data
Net assets, end of period (000 omitted)	$173,833	$81,855
Portfolio turnover rateI	4%	4%H

 A For the period April 17, 2018 (commencement of operations) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Total Market Index Portfolio Service Class

Year ended December 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.73
Income from Investment Operations
Net investment income (loss)B	.13
Net realized and unrealized gain (loss)	1.19
Total from investment operations	1.32
Distributions from net investment income	(.16)
Distributions from net realized gain	(.03)
Total distributions	(.19)
Net asset value, end of period	$11.86
Total ReturnC,D,E	12.36%
Ratios to Average Net AssetsF,G
Expenses before reductions	.22%H
Expenses net of fee waivers, if any	.22%H
Expenses net of all reductions	.22%H
Net investment income (loss)	1.68%H
Supplemental Data
Net assets, end of period (000 omitted)	$111
Portfolio turnover rateI	4%

 A For the period April 11, 2019 (commencement of sale of shares) to December 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Total Market Index Portfolio Service Class 2

Years ended December 31,	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$9.23	$10.00
Income from Investment Operations
Net investment income (loss)B	.17	.12
Net realized and unrealized gain (loss)	2.64	(.82)
Total from investment operations	2.81	(.70)
Distributions from net investment income	(.14)	(.06)
Distributions from net realized gain	(.03)	(.01)
Total distributions	(.18)C	(.07)
Net asset value, end of period	$11.86	$9.23
Total ReturnD,E,F	30.44%	(6.96)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.37%	.37%I
Expenses net of fee waivers, if any	.37%	.37%I
Expenses net of all reductions	.37%	.37%I
Net investment income (loss)	1.55%	1.59%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,538	$923
Portfolio turnover rateJ	4%	4%I

 A For the period April 17, 2018 (commencement of operations) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.18 per share is comprised of distributions from net investment income of $.144 and distributions from net realized gain of $.031 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Extended Market Index Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2019	Past 1 year	Life of fundA
Initial Class	25.88%	6.89%
Service Class	25.76%	6.83%
Service Class 2	25.44%	6.60%

 A From April 17, 2018

 The initial offering of Service Class shares took place on April 11, 2019. Returns prior to April 11, 2019 are those of Initial Class.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Extended Market Index Portfolio - Initial Class on April 17, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Fidelity U.S. Extended Investable Market Index℠ performed over the same period.

Period Ending Values
$11,205	VIP Extended Market Index Portfolio - Initial Class
$11,260	Fidelity U.S. Extended Investable Market Index℠

VIP Extended Market Index Portfolio

Management's Discussion of Fund Performance

Market Recap:  U.S. stocks continued to roll in 2019, with the S&P 500® index soaring 31.49% and marking history as the longest and strongest bull market ever, despite persistent, nagging concerns about global economic growth and trade. After a rough end to 2018, equities sharply reversed course to begin the new year amid upbeat company earnings and signs the Federal Reserve may pause on rates. The uptrend continued until May, when the index sunk as trade negotiations between the U.S. and China broke down. The bull market roared back to record a series of highs in July, when the Fed cut interest rates for the first time since 2008. Volatility intensified in August, as the Treasury yield curve inverted, which some investors viewed as a sign the U.S. economy could be heading for recession. But the market proved resilient, hitting a new high on October 30, when the Fed lowered rates for the third time in 2019, and moving even higher through year-end. Gains were robust and broad-based, with information technology (+50%) leading the way with its best calendar-year result in a decade, amid strong growth trends. Communication services (+33%) and financials (+32%) also stood out. In contrast, energy (+12%) was by far the weakest group – struggling amid sluggish oil prices – while several strong gainers nonetheless fell short of the broader market: industrials and real estate (+29% each), consumer discretionary and consumer staples (+28% each), utilities (+26%), materials (+25%), and health care (+21%).

Comments from the Geode Capital Management, LLC, passive equity index team:  For the fiscal year, the fund's share classes gained about 25% to 26%, roughly in line with the 26.32% increase in the benchmark Fidelity U.S. Extended Investable Market Index. Individually, the top absolute contributor was Teradyne (+119%), a maker of automatic-test systems, whose better-than-expected second-quarter earnings boosted the company's shares. Another contributor was Array Biopharma (+237%), a biotechnology company that in June agreed to be acquired by Pfizer in a $10.6 billion transaction that ultimately closed in July. Shares of online payroll and human resources technology company Paycom Software (+116%) rose fairly steadily throughout the year, performing especially well after reporting strong financial results in November. Other contributors included financial-technology company MarketAxess Holdings (+80%); biotechnology firm Seattle Genetics (+102%); and Qorvo (+79%), a semiconductor company that in late October reported much-better-than-expected quarterly earnings. In contrast, department store operator Macy's (-38%) continued to struggle in an increasingly challenging business environment for brick-and-mortar retailers. Shares of biotechnology company Nektar Therapeutics (-48%) declined; in August, the company reported manufacturing problems with batches of an experimental drug Nektar was testing in clinical trials. Other detractors were chemical maker Chemours (-50%), which experienced declining earnings due to lower customer demand; biotechnology company Bluebird Bio (-36%); and Alliance Data Systems (-34%), a provider of loyalty and marketing programs.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to Shareholders:  On March 22, 2019, Pat Waddell retired and is no longer a portfolio manager with Geode Capital Management.

VIP Extended Market Index Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of December 31, 2019

% of fund's net assets
Qorvo, Inc.	0.3
MarketAxess Holdings, Inc.	0.3
Arconic, Inc.	0.3
Paycom Software, Inc.	0.3
Seattle Genetics, Inc.	0.3
Teledyne Technologies, Inc.	0.3
RingCentral, Inc.	0.3
Teradyne, Inc.	0.3
The Western Union Co.	0.3
Allegion PLC	0.3
3.0

Top Market Sectors as of December 31, 2019

% of fund's net assets
Industrials	16.0
Information Technology	15.5
Financials	15.3
Consumer Discretionary	12.2
Health Care	11.7
Real Estate	9.2
Materials	4.8
Communication Services	3.7
Consumer Staples	3.3
Utilities	2.5

Asset Allocation (% of fund's net assets)

As of December 31, 2019 *
Stocks and Equity Futures	100.0%

 * Foreign investments - 5.4%

VIP Extended Market Index Portfolio

Schedule of Investments December 31, 2019

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
COMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 0.5%
ATN International, Inc.	182	$10,081
Bandwidth, Inc. (a)	107	6,853
Cincinnati Bell, Inc. (a)(b)	757	7,926
Cogent Communications Group, Inc.	683	44,948
Consolidated Communications Holdings, Inc. (b)	1,069	4,148
Frontier Communications Corp. (a)(b)	1,281	1,140
GCI Liberty, Inc. (a)	1,611	114,139
Globalstar, Inc. (a)(b)	10,582	5,489
Intelsat SA (a)(b)	1,125	7,909
Iridium Communications, Inc. (a)	1,581	38,956
ORBCOMM, Inc. (a)	1,355	5,705
Pareteum Corp. (a)(b)	669	293
PDVWireless, Inc. (a)	153	6,611
Vonage Holdings Corp. (a)	3,689	27,335
Zayo Group Holdings, Inc. (a)	3,300	114,345
		395,878
Entertainment - 0.8%
AMC Entertainment Holdings, Inc. Class A (b)	856	6,197
Cinemark Holdings, Inc.	1,747	59,136
Gaia, Inc. Class A (a)(b)	160	1,278
Glu Mobile, Inc. (a)	1,802	10,902
Lions Gate Entertainment Corp.:
Class A (a)(b)	1,017	10,841
Class B (a)	1,583	15,719
Live Nation Entertainment, Inc. (a)	2,305	164,738
Marcus Corp.	340	10,802
Roku, Inc. Class A (a)(b)	877	117,430
Rosetta Stone, Inc. (a)	321	5,823
Sciplay Corp. (A Shares)	375	4,609
The Madison Square Garden Co. (a)	286	84,138
World Wrestling Entertainment, Inc. Class A (b)	718	46,577
Zynga, Inc. (a)	13,647	83,520
		621,710
Interactive Media & Services - 0.8%
ANGI Homeservices, Inc. Class A (a)(b)	868	7,352
Care.com, Inc. (a)(b)	404	6,072
CarGurus, Inc. Class A (a)(b)	546	19,208
Cars.com, Inc. (a)	1,012	12,367
Eventbrite, Inc. (a)	185	3,731
Liberty TripAdvisor Holdings, Inc. (a)	1,194	8,776
Match Group, Inc. (b)	868	71,271
MeetMe, Inc. (a)(b)	1,144	5,731
Pinterest, Inc. Class A	1,429	26,637
QuinStreet, Inc. (a)	663	10,151
Snap, Inc. Class A (a)	11,801	192,710
TripAdvisor, Inc.	1,684	51,160
TrueCar, Inc. (a)	1,262	5,995
Yelp, Inc. (a)	1,250	43,538
Zillow Group, Inc.:
Class A (a)	877	40,114
Class C (a)(b)	1,819	83,565
		588,378
Media - 1.5%
Altice U.S.A., Inc. Class A (a)	1,994	54,516
AMC Networks, Inc. Class A (a)	729	28,796
Cable One, Inc.	81	120,566
Cardlytics, Inc. (a)	159	9,995
comScore, Inc. (a)	808	3,992
DISH Network Corp. Class A (a)	4,207	149,222
E.W. Scripps Co. Class A	925	14,532
Emerald Expositions Events, Inc.	459	4,842
Entercom Communications Corp. Class A	2,015	9,350
Entravision Communication Corp. Class A	1,042	2,730
Fluent, Inc. (a)	400	1,000
Gray Television, Inc. (a)	1,264	27,100
John Wiley & Sons, Inc. Class A	733	35,565
Liberty Latin America Ltd.:
Class A (a)	787	15,189
Class C (a)	1,924	37,441
Loral Space & Communications Ltd. (a)	212	6,852
Meredith Corp. (b)	645	20,943
MSG Network, Inc. Class A (a)(b)	1,021	17,765
National CineMedia, Inc.	1,060	7,727
New Media Investment Group, Inc. (b)	1,752	11,178
News Corp.:
Class A	5,561	78,633
Class B	2,808	40,744
Nexstar Broadcasting Group, Inc. Class A	754	88,407
Scholastic Corp.	464	17,841
Sinclair Broadcast Group, Inc. Class A	1,179	39,308
Sirius XM Holdings, Inc. (b)	21,117	150,987
TechTarget, Inc. (a)	364	9,500
Tegna, Inc. (b)	3,547	59,199
The New York Times Co. Class A	2,333	75,053
Tribune Publishing Co.	322	4,238
WideOpenWest, Inc. (a)	538	3,992
		1,147,203
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	691	7,566
Gogo, Inc. (a)(b)	865	5,536
NII Holdings, Inc. (a)(b)	1,280	2,778
Shenandoah Telecommunications Co.	759	31,582
Spok Holdings, Inc.	294	3,596
Telephone & Data Systems, Inc.	1,549	39,391
U.S. Cellular Corp. (a)	241	8,731
		99,180

TOTAL COMMUNICATION SERVICES		2,852,349

CONSUMER DISCRETIONARY - 12.2%
Auto Components - 1.0%
Adient PLC (a)	1,431	30,409
American Axle & Manufacturing Holdings, Inc. (a)	1,885	20,283
Autoliv, Inc. (b)	1,425	120,284
Cooper Tire & Rubber Co.	809	23,259
Cooper-Standard Holding, Inc. (a)	269	8,920
Dana, Inc.	2,386	43,425
Delphi Technologies PLC (a)	1,441	18,488
Dorman Products, Inc. (a)	483	36,573
Fox Factory Holding Corp. (a)	623	43,342
Garrett Motion, Inc. (a)	1,245	12,438
Gentex Corp.	4,287	124,237
Gentherm, Inc. (a)	574	25,480
LCI Industries	418	44,780
Modine Manufacturing Co. (a)	851	6,553
Motorcar Parts of America, Inc. (a)(b)	288	6,345
Standard Motor Products, Inc.	332	17,669
Stoneridge, Inc. (a)	449	13,165
Superior Industries International, Inc.	277	1,022
Tenneco, Inc.	799	10,467
The Goodyear Tire & Rubber Co.	3,846	59,825
Veoneer, Inc. (a)(b)	1,449	22,633
Visteon Corp. (a)(b)	478	41,390
		730,987
Automobiles - 0.2%
Harley-Davidson, Inc.	2,663	99,037
Thor Industries, Inc. (b)	820	60,918
Winnebago Industries, Inc.	511	27,073
		187,028
Distributors - 0.5%
Core-Mark Holding Co., Inc.	770	20,936
Funko, Inc. (a)(b)	163	2,797
LKQ Corp. (a)	5,220	186,354
Pool Corp.	660	140,171
		350,258
Diversified Consumer Services - 1.2%
Adtalem Global Education, Inc. (a)	972	33,991
American Public Education, Inc. (a)	279	7,642
Bright Horizons Family Solutions, Inc. (a)	961	144,429
Career Education Corp. (a)	1,135	20,873
Carriage Services, Inc.	246	6,298
Chegg, Inc. (a)	1,710	64,826
Frontdoor, Inc. (a)	1,100	52,162
Graham Holdings Co.	72	46,007
Grand Canyon Education, Inc. (a)	786	75,291
H&R Block, Inc.	3,288	77,202
Houghton Mifflin Harcourt Co. (a)	1,715	10,719
K12, Inc. (a)	628	12,780
Laureate Education, Inc. Class A (a)	1,080	19,019
Regis Corp. (a)	548	9,793
Service Corp. International	2,964	136,433
ServiceMaster Global Holdings, Inc. (a)	2,223	85,941
Strategic Education, Inc.	359	57,045
Weight Watchers International, Inc. (a)	649	24,798
Zovio, Inc. (a)	310	639
		885,888
Hotels, Restaurants & Leisure - 2.8%
ARAMARK Holdings Corp.	4,100	177,940
BFC Financial Corp. Class A	965	4,603
BJ's Restaurants, Inc.	310	11,768
Bloomin' Brands, Inc.	1,517	33,480
Boyd Gaming Corp.	1,317	39,431
Brinker International, Inc.	642	26,964
Caesars Entertainment Corp. (a)	9,551	129,894
Carrols Restaurant Group, Inc. (a)(b)	530	3,737
Choice Hotels International, Inc.	560	57,921
Churchill Downs, Inc.	587	80,536
Chuy's Holdings, Inc. (a)	299	7,750
Cracker Barrel Old Country Store, Inc.	393	60,420
Dave & Buster's Entertainment, Inc.	650	26,111
Del Taco Restaurants, Inc. (a)	549	4,340
Denny's Corp. (a)	1,010	20,079
Dine Brands Global, Inc. (b)	291	24,304
Drive Shack, Inc. (a)(b)	961	3,517
Dunkin' Brands Group, Inc.	1,355	102,357
El Pollo Loco Holdings, Inc. (a)	330	4,996
Eldorado Resorts, Inc. (a)	1,062	63,338
Everi Holdings, Inc. (a)	1,325	17,795
Extended Stay America, Inc. unit	3,110	46,215
Fiesta Restaurant Group, Inc. (a)	415	4,104
Golden Entertainment, Inc. (a)	294	5,651
Habit Restaurants, Inc. Class A (a)	335	3,494
Hilton Grand Vacations, Inc. (a)	1,582	54,405
Hyatt Hotels Corp. Class A	704	63,156
Jack in the Box, Inc.	389	30,354
Lindblad Expeditions Holdings (a)	472	7,717
Marriott Vacations Worldwide Corp.	650	83,694
Monarch Casino & Resort, Inc. (a)	201	9,759
Noodles & Co. (a)	624	3,457
Papa John's International, Inc. (b)	365	23,050
Penn National Gaming, Inc. (a)	1,784	45,599
Planet Fitness, Inc. (a)	1,412	105,448
Playa Hotels & Resorts NV (a)	949	7,972
PlayAGS, Inc. (a)	362	4,391
Potbelly Corp. (a)	479	2,021
Red Robin Gourmet Burgers, Inc. (a)(b)	228	7,529
Red Rock Resorts, Inc.	1,160	27,782
Ruth's Hospitality Group, Inc.	461	10,034
Scientific Games Corp. Class A (a)	889	23,807
SeaWorld Entertainment, Inc. (a)	1,120	35,515
Shake Shack, Inc. Class A (a)	421	25,079
Six Flags Entertainment Corp.	1,188	53,591
Texas Roadhouse, Inc. Class A	1,093	61,558
The Cheesecake Factory, Inc.	674	26,192
Vail Resorts, Inc.	663	159,007
Wendy's Co.	3,096	68,762
Wingstop, Inc.	488	42,080
Wyndham Destinations, Inc.	1,608	83,118
Wyndham Hotels & Resorts, Inc.	1,628	102,255
		2,128,077
Household Durables - 1.7%
Beazer Homes U.S.A., Inc. (a)	579	8,181
Cavco Industries, Inc. (a)	143	27,939
Century Communities, Inc. (a)	470	12,855
Ethan Allen Interiors, Inc.	412	7,853
Garmin Ltd.	1,982	193,364
GoPro, Inc. Class A (a)(b)	1,863	8,085
Helen of Troy Ltd. (a)	437	78,568
Hooker Furniture Corp.	182	4,676
Hovnanian Enterprises, Inc. Class A (a)	102	2,129
Installed Building Products, Inc. (a)	353	24,311
iRobot Corp. (a)(b)	465	23,543
KB Home	1,436	49,212
La-Z-Boy, Inc.	760	23,925
Leggett & Platt, Inc.	2,135	108,522
LGI Homes, Inc. (a)	312	22,043
Libbey, Inc. (a)(b)	223	323
Lovesac (a)	70	1,124
M.D.C. Holdings, Inc.	806	30,757
M/I Homes, Inc. (a)	463	18,219
Meritage Homes Corp. (a)	610	37,277
Mohawk Industries, Inc. (a)	1,034	141,017
PulteGroup, Inc.	4,238	164,434
Skyline Champion Corp. (a)	628	19,908
Taylor Morrison Home Corp. (a)	1,977	43,217
Tempur Sealy International, Inc. (a)	741	64,511
Toll Brothers, Inc.	2,218	87,633
TopBuild Corp. (a)	572	58,962
TRI Pointe Homes, Inc. (a)	2,341	36,473
Tupperware Brands Corp.	805	6,907
Turtle Beach Corp. (a)	95	898
Universal Electronics, Inc. (a)	222	11,602
Vuzix Corp. (a)(b)	294	591
William Lyon Homes, Inc. (a)	538	10,749
Zagg, Inc. (a)(b)	429	3,479
		1,333,287
Internet & Direct Marketing Retail - 0.5%
1-800-FLOWERS.com, Inc. Class A (a)	358	5,191
Blue Apron Holdings, Inc. Class A (a)	47	309
Duluth Holdings, Inc. (a)(b)	120	1,264
Etsy, Inc. (a)	1,990	88,157
Groupon, Inc. (a)	6,605	15,786
GrubHub, Inc. (a)(b)	1,485	72,230
Lands' End, Inc. (a)(b)	248	4,166
Overstock.com, Inc. (a)(b)	334	2,355
PetMed Express, Inc. (b)	325	7,644
Quotient Technology, Inc. (a)	1,278	12,601
Shutterstock, Inc. (a)	291	12,478
Stamps.com, Inc. (a)	281	23,469
Stitch Fix, Inc. (a)(b)	345	8,853
The Rubicon Project, Inc. (a)	822	6,708
Wayfair LLC Class A (a)(b)	1,021	92,268
		353,479
Leisure Products - 0.5%
Acushnet Holdings Corp.	539	17,518
American Outdoor Brands Corp. (a)	908	8,426
Brunswick Corp.	1,357	81,393
Callaway Golf Co.	1,475	31,270
Clarus Corp.	357	4,841
Johnson Outdoors, Inc. Class A	84	6,443
Malibu Boats, Inc. Class A (a)	346	14,169
Mattel, Inc. (a)(b)	5,710	77,371
MCBC Holdings, Inc. (a)	293	4,615
Nautilus, Inc. (a)	301	527
Polaris, Inc.	950	96,615
Sturm, Ruger & Co., Inc.	293	13,780
Vista Outdoor, Inc. (a)	985	7,368
YETI Holdings, Inc. (a)(b)	396	13,773
		378,109
Multiline Retail - 0.3%
Big Lots, Inc.	678	19,472
Dillard's, Inc. Class A (b)	303	22,264
JC Penney Corp., Inc. (a)(b)	4,923	5,514
Macy's, Inc. (b)	5,041	85,697
Nordstrom, Inc. (b)	1,856	75,966
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	845	55,187
		264,100
Specialty Retail - 2.0%
Aaron's, Inc. Class A	1,134	64,763
Abercrombie & Fitch Co. Class A	1,091	18,863
America's Car Mart, Inc. (a)	109	11,953
American Eagle Outfitters, Inc.	2,759	40,557
Asbury Automotive Group, Inc. (a)	323	36,108
Ascena Retail Group, Inc. (a)	92	705
At Home Group, Inc. (a)(b)	442	2,431
AutoNation, Inc. (a)	945	45,955
Barnes & Noble Education, Inc. (a)	639	2,729
Bed Bath & Beyond, Inc.	2,298	39,755
Boot Barn Holdings, Inc. (a)	454	20,217
Caleres, Inc. (b)	733	17,409
Camping World Holdings, Inc. (b)	506	7,458
Carvana Co. Class A (a)(b)	539	49,615
Chico's FAS, Inc.	1,981	7,548
Citi Trends, Inc.	222	5,133
Conn's, Inc. (a)(b)	398	4,931
Dick's Sporting Goods, Inc. (b)	1,171	57,953
DSW, Inc. Class A	1,151	18,117
Express, Inc. (a)	1,146	5,581
Five Below, Inc. (a)	913	116,736
Floor & Decor Holdings, Inc. Class A (a)	946	48,066
Foot Locker, Inc.	1,844	71,898
GameStop Corp. Class A (b)	1,728	10,506
Gap, Inc.	3,534	62,481
Genesco, Inc. (a)	338	16,197
GNC Holdings, Inc. Class A (a)(b)	1,555	4,199
Group 1 Automotive, Inc.	304	30,400
Guess?, Inc.	932	20,858
Haverty Furniture Companies, Inc.	291	5,867
Hibbett Sports, Inc. (a)(b)	283	7,935
J.Jill, Inc. (b)	221	250
L Brands, Inc.	3,777	68,439
Lithia Motors, Inc. Class A (sub. vtg.)	368	54,096
Lumber Liquidators Holdings, Inc. (a)(b)	441	4,309
MarineMax, Inc. (a)	341	5,691
Michaels Companies, Inc. (a)	1,515	12,256
Monro, Inc.	539	42,150
Murphy U.S.A., Inc. (a)	474	55,458
National Vision Holdings, Inc. (a)	1,051	34,084
Office Depot, Inc.	9,016	24,704
Party City Holdco, Inc. (a)(b)	895	2,094
Penske Automotive Group, Inc. (b)	602	30,232
Rent-A-Center, Inc.	724	20,880
RH (a)	306	65,331
Sally Beauty Holdings, Inc. (a)	1,993	36,372
Shoe Carnival, Inc. (b)	151	5,629
Signet Jewelers Ltd. (b)	845	18,370
Sleep Number Corp. (a)	547	26,934
Sonic Automotive, Inc. Class A (sub. vtg.)	395	12,245
Sportsman's Warehouse Holdings, Inc. (a)	593	4,762
Tailored Brands, Inc. (b)	754	3,122
The Buckle, Inc.	470	12,709
The Cato Corp. Class A (sub. vtg.)	355	6,177
The Children's Place Retail Stores, Inc. (b)	272	17,005
The Container Store Group, Inc. (a)	195	823
Tile Shop Holdings, Inc.	25	42
Tilly's, Inc.	336	4,116
Urban Outfitters, Inc. (a)(b)	1,245	34,574
Williams-Sonoma, Inc. (b)	1,310	96,206
Zumiez, Inc. (a)	309	10,673
		1,562,657
Textiles, Apparel & Luxury Goods - 1.5%
Capri Holdings Ltd. (a)	2,483	94,726
Carter's, Inc.	757	82,770
Columbia Sportswear Co.	482	48,292
Crocs, Inc. (a)	1,227	51,399
Deckers Outdoor Corp. (a)	464	78,351
Fossil Group, Inc. (a)	769	6,060
G-III Apparel Group Ltd. (a)	702	23,517
Hanesbrands, Inc.	5,898	87,585
Levi Strauss & Co. Class A (b)	695	13,407
Movado Group, Inc.	293	6,370
Oxford Industries, Inc. (b)	285	21,495
PVH Corp.	1,241	130,491
Ralph Lauren Corp.	860	100,809
Rocky Brands, Inc.	111	3,267
Samsonite International SA	12,300	29,585
Samsonite International SA ADR	2,135	25,572
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	2,185	94,370
Steven Madden Ltd.	1,291	55,526
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	3,258	70,373
Class C (non-vtg.) (a)	2,959	56,754
Unifi, Inc. (a)	238	6,012
Vera Bradley, Inc. (a)	332	3,918
Wolverine World Wide, Inc.	1,488	50,205
		1,140,854

TOTAL CONSUMER DISCRETIONARY		9,314,724

CONSUMER STAPLES - 3.3%
Beverages - 0.4%
Boston Beer Co., Inc. Class A (a)	141	53,277
Brown-Forman Corp. Class B (non-vtg.)	2,730	184,548
Coca-Cola Bottling Co. Consolidated	78	22,156
Craft Brew Alliance, Inc. (a)	100	1,650
MGP Ingredients, Inc. (b)	205	9,932
National Beverage Corp. (b)	200	10,204
Primo Water Corp. (a)(b)	569	6,387
		288,154
Food & Staples Retailing - 0.7%
Andersons, Inc.	438	11,073
BJ's Wholesale Club Holdings, Inc. (a)	1,126	25,605
Casey's General Stores, Inc.	599	95,235
Chefs' Warehouse Holdings (a)	394	15,015
Ingles Markets, Inc. Class A	235	11,165
Natural Grocers by Vitamin Cottage, Inc.	71	701
Performance Food Group Co. (a)	1,725	88,803
PriceSmart, Inc.	380	26,988
Rite Aid Corp. (a)(b)	884	13,675
SpartanNash Co.	629	8,957
Sprouts Farmers Market LLC (a)	2,099	40,616
U.S. Foods Holding Corp. (a)	3,564	149,296
United Natural Foods, Inc. (a)	851	7,455
Weis Markets, Inc.	277	11,216
		505,800
Food Products - 1.5%
B&G Foods, Inc. Class A (b)	1,063	19,060
Beyond Meat, Inc. (b)	169	12,776
Bunge Ltd.	2,313	133,113
Cal-Maine Foods, Inc.	486	20,777
Calavo Growers, Inc. (b)	262	23,735
Campbell Soup Co.	3,160	156,167
Darling International, Inc. (a)	2,712	76,153
Farmer Brothers Co. (a)	210	3,163
Flowers Foods, Inc.	3,034	65,959
Fresh Del Monte Produce, Inc.	489	17,105
Freshpet, Inc. (a)	413	24,404
Hostess Brands, Inc. Class A (a)(b)	1,622	23,584
Ingredion, Inc.	1,169	108,659
J&J Snack Foods Corp.	247	45,515
John B. Sanfilippo & Son, Inc.	144	13,144
Lancaster Colony Corp.	322	51,552
Limoneira Co.	215	4,134
Pilgrim's Pride Corp. (a)	849	27,775
Post Holdings, Inc. (a)	1,061	115,755
Sanderson Farms, Inc.	332	58,505
Seaboard Corp.	4	17,002
The Hain Celestial Group, Inc. (a)(b)	1,480	38,413
The Simply Good Foods Co. (a)	844	24,088
Tootsie Roll Industries, Inc.	314	10,720
TreeHouse Foods, Inc. (a)	922	44,717
		1,135,975
Household Products - 0.2%
Central Garden & Pet Co. (a)	208	6,463
Central Garden & Pet Co. Class A (non-vtg.) (a)	646	18,967
Energizer Holdings, Inc. (b)	1,041	52,279
Spectrum Brands Holdings, Inc.	863	55,482
WD-40 Co. (b)	228	44,264
		177,455
Personal Products - 0.4%
Avon Products, Inc.	7,364	41,533
Coty, Inc. Class A	7,365	82,856
Edgewell Personal Care Co. (a)	896	27,740
elf Beauty, Inc. (a)	386	6,226
Herbalife Nutrition Ltd. (a)	1,713	81,659
Inter Parfums, Inc.	288	20,940
MediFast, Inc.	196	21,478
Natural Health Trends Corp. (b)	104	560
Nu Skin Enterprises, Inc. Class A	913	37,415
USANA Health Sciences, Inc. (a)	226	17,752
		338,159
Tobacco - 0.1%
22nd Century Group, Inc. (a)(b)	1,887	2,076
Pyxus International, Inc. (a)	96	858
Turning Point Brands, Inc.	125	3,575
Universal Corp.	405	23,109
Vector Group Ltd.	1,835	24,571
		54,189

TOTAL CONSUMER STAPLES		2,499,732

ENERGY - 2.3%
Energy Equipment & Services - 0.7%
Apergy Corp. (a)	1,259	42,529
Archrock, Inc.	2,256	22,650
Cactus, Inc.	643	22,068
Core Laboratories NV (b)	729	27,461
COVIA Corp. (a)	351	716
Diamond Offshore Drilling, Inc. (a)(b)	1,176	8,455
DMC Global, Inc. (b)	232	10,426
Dril-Quip, Inc. (a)	572	26,833
Exterran Corp. (a)	480	3,758
Forum Energy Technologies, Inc. (a)	875	1,470
Frank's International NV (a)	1,116	5,770
FTS International, Inc. (a)	379	394
Helix Energy Solutions Group, Inc. (a)	2,332	22,457
Helmerich & Payne, Inc.	1,773	80,547
ION Geophysical Corp. (a)	129	1,120
Keane Group, Inc. (a)	704	4,717
KLX Energy Services Holdings, Inc. (a)	351	2,260
Liberty Oilfield Services, Inc. Class A	653	7,261
Mammoth Energy Services, Inc. (b)	166	365
Matrix Service Co. (a)	470	10,754
McDermott International, Inc. (a)(b)	2,741	1,855
Nabors Industries Ltd.	5,169	14,887
NCS Multistage Holdings, Inc. (a)	180	378
Newpark Resources, Inc. (a)	1,603	10,051
Nine Energy Service, Inc. (a)	134	1,048
Noble Corp. (a)(b)	4,355	5,313
Oceaneering International, Inc. (a)	1,617	24,109
Oil States International, Inc. (a)	982	16,016
Patterson-UTI Energy, Inc.	3,563	37,412
ProPetro Holding Corp. (a)	1,196	13,455
RPC, Inc. (b)	855	4,480
SEACOR Holdings, Inc. (a)	304	13,118
Select Energy Services, Inc. Class A (a)	1,123	10,421
Solaris Oilfield Infrastructure, Inc. Class A (b)	382	5,348
TETRA Technologies, Inc. (a)	1,794	3,516
Tidewater, Inc. (a)	497	9,582
Transocean Ltd. (United States) (a)	8,374	57,613
U.S. Silica Holdings, Inc.	1,249	7,681
Valaris PLC Class A (b)	1,751	11,487
		549,781
Oil, Gas & Consumable Fuels - 1.6%
Abraxas Petroleum Corp. (a)	1,746	613
Amplify Energy Corp. New (b)	479	3,166
Antero Resources Corp. (a)(b)	3,544	10,100
Arch Coal, Inc.	275	19,729
Bonanza Creek Energy, Inc. (a)	297	6,932
Brigham Minerals, Inc. Class A	437	9,369
California Resources Corp. (a)(b)	827	7,468
Callon Petroleum Co. (a)(b)	6,196	29,927
Centennial Resource Development, Inc. Class A (a)	3,065	14,160
Chesapeake Energy Corp. (a)(b)	15,175	12,528
Cimarex Energy Co.	1,580	82,934
Clean Energy Fuels Corp. (a)	2,017	4,720
CNX Resources Corp. (a)	3,302	29,223
CONSOL Energy, Inc. (a)	392	5,688
Contango Oil & Gas Co. (a)(b)	341	1,251
Continental Resources, Inc.	1,410	48,363
CVR Energy, Inc.	467	18,881
Delek U.S. Holdings, Inc.	1,230	41,242
Denbury Resources, Inc. (a)(b)	7,432	10,479
Earthstone Energy, Inc. (a)	244	1,545
EQT Corp.	4,169	45,442
Equitrans Midstream Corp. (b)	3,365	44,956
Evolution Petroleum Corp.	405	2,215
Extraction Oil & Gas, Inc. (a)	2,085	4,420
Green Plains, Inc.	632	9,752
Gulfport Energy Corp. (a)	2,454	7,460
Highpoint Resources, Inc. (a)(b)	2,099	3,547
International Seaways, Inc. (a)	471	14,017
Jagged Peak Energy, Inc. (a)(b)	1,006	8,541
Kosmos Energy Ltd.	3,878	22,105
Laredo Petroleum, Inc. (a)	2,598	7,456
Lilis Energy, Inc. (a)(b)	431	164
Lonestar Resources U.S., Inc. (a)	204	532
Magnolia Oil & Gas Corp. Class A (a)	1,485	18,681
Matador Resources Co. (a)(b)	1,738	31,232
Montage Resources Corp. (a)	83	659
Murphy Oil Corp.	2,593	69,492
Northern Oil & Gas, Inc. (a)	3,916	9,163
Oasis Petroleum, Inc. (a)	4,487	14,628
Overseas Shipholding Group, Inc. (a)	806	1,854
Par Pacific Holdings, Inc. (a)	471	10,946
Parsley Energy, Inc. Class A	4,353	82,315
PBF Energy, Inc. Class A	1,979	62,081
PDC Energy, Inc. (a)	1,104	28,892
Peabody Energy Corp.	1,187	10,825
Penn Virginia Corp. (a)	247	7,496
QEP Resources, Inc.	4,027	18,122
Range Resources Corp. (b)	3,502	16,985
Renewable Energy Group, Inc. (a)(b)	635	17,113
Rex American Resources Corp. (a)	85	6,967
Ring Energy, Inc. (a)(b)	1,068	2,820
SandRidge Energy, Inc. (a)	338	1,433
SM Energy Co.	1,712	19,243
Southwestern Energy Co. (a)(b)	9,666	23,392
SRC Energy, Inc. (a)	4,062	16,735
Talos Energy, Inc. (a)	351	10,583
Teekay Corp.	1,091	5,804
Teekay Tankers Ltd. (a)	387	9,276
Tellurian, Inc. (a)(b)	1,493	10,869
Unit Corp. (a)	653	454
Uranium Energy Corp. (a)	2,684	2,467
W&T Offshore, Inc. (a)	1,440	8,006
Whiting Petroleum Corp. (a)(b)	1,467	10,768
World Fuel Services Corp.	1,104	47,936
WPX Energy, Inc. (a)	6,522	89,612
		1,195,774

TOTAL ENERGY		1,745,555

FINANCIALS - 15.3%
Banks - 6.4%
1st Source Corp.	280	14,526
Allegiance Bancshares, Inc. (a)(b)	190	7,144
Amalgamated Bank	109	2,120
Ameris Bancorp	661	28,119
Associated Banc-Corp.	2,579	56,841
Atlantic Capital Bancshares, Inc. (a)	420	7,707
Banc of California, Inc.	720	12,370
BancFirst Corp.	297	18,545
Bancorp, Inc., Delaware (a)	942	12,218
BancorpSouth Bank	1,506	47,303
Bank of Hawaii Corp.	681	64,804
Bank of Marin Bancorp	173	7,794
Bank OZK	1,982	60,461
BankUnited, Inc.	1,682	61,494
Banner Corp.	558	31,577
Berkshire Hills Bancorp, Inc.	697	22,917
BOK Financial Corp.	524	45,798
Boston Private Financial Holdings, Inc.	1,453	17,480
Brookline Bancorp, Inc., Delaware	1,400	23,044
Bryn Mawr Bank Corp.	357	14,723
Byline Bancorp, Inc.	238	4,658
Cadence Bancorp Class A	2,063	37,402
Carolina Financial Corp.	343	14,828
Cathay General Bancorp	1,263	48,057
CBTX, Inc.	325	10,114
Centerstate Banks of Florida, Inc.	1,183	29,551
Central Pacific Financial Corp.	501	14,820
CIT Group, Inc.	1,737	79,259
City Holding Co.	268	21,963
Columbia Banking Systems, Inc.	1,192	48,497
Commerce Bancshares, Inc. (b)	1,714	116,449
Community Bank System, Inc.	841	59,661
Community Trust Bancorp, Inc.	259	12,080
ConnectOne Bancorp, Inc.	500	12,860
Cullen/Frost Bankers, Inc.	1,055	103,158
Customers Bancorp, Inc. (a)	501	11,929
CVB Financial Corp.	1,693	36,535
Dime Community Bancshares, Inc.	507	10,591
Eagle Bancorp, Inc.	517	25,142
East West Bancorp, Inc.	2,373	115,565
Enterprise Financial Services Corp.	373	17,982
Equity Bancshares, Inc. (a)	202	6,236
FB Financial Corp.	276	10,927
Financial Institutions, Inc.	226	7,255
First Bancorp, North Carolina	508	20,274
First Bancorp, Puerto Rico	3,568	37,785
First Busey Corp.	737	20,268
First Citizens Bancshares, Inc.	147	78,235
First Commonwealth Financial Corp.	1,718	24,928
First Financial Bancorp, Ohio	1,603	40,780
First Financial Bankshares, Inc. (b)	2,233	78,378
First Financial Corp., Indiana	152	6,949
First Foundation, Inc.	642	11,171
First Hawaiian, Inc.	1,480	42,698
First Horizon National Corp.	5,320	88,099
First Internet Bancorp	132	3,130
First Interstate Bancsystem, Inc.	523	21,924
First Merchants Corp.	823	34,229
First Midwest Bancorp, Inc., Delaware	1,730	39,894
First of Long Island Corp.	368	9,229
Flushing Financial Corp.	482	10,414
FNB Corp., Pennsylvania	5,332	67,716
Franklin Financial Network, Inc.	182	6,248
Fulton Financial Corp.	2,712	47,270
German American Bancorp, Inc.	360	12,823
Glacier Bancorp, Inc. (b)	1,386	63,742
Great Southern Bancorp, Inc.	213	13,487
Great Western Bancorp, Inc.	942	32,725
Hancock Whitney Corp.	1,346	59,062
Hanmi Financial Corp.	509	10,177
Heartland Financial U.S.A., Inc.	469	23,328
Heritage Commerce Corp.	620	7,955
Heritage Financial Corp., Washington	533	15,084
Hilltop Holdings, Inc.	1,194	29,766
Home Bancshares, Inc.	2,624	51,588
Hope Bancorp, Inc.	2,005	29,794
Horizon Bancorp, Inc. Indiana	620	11,780
IBERIABANK Corp.	919	68,769
Independent Bank Corp.	340	7,701
Independent Bank Corp., Massachusetts	461	38,378
Independent Bank Group, Inc.	575	31,878
International Bancshares Corp.	896	38,591
Investors Bancorp, Inc.	3,906	46,540
Lakeland Bancorp, Inc.	794	13,800
Lakeland Financial Corp. (b)	412	20,159
Live Oak Bancshares, Inc. (b)	439	8,345
Mercantile Bank Corp.	264	9,628
Midland States Bancorp, Inc.	344	9,962
National Bank Holdings Corp.	430	15,145
NBT Bancorp, Inc.	709	28,757
OFG Bancorp	704	16,621
Old National Bancorp, Indiana	2,378	43,494
Old Second Bancorp, Inc.	388	5,226
Opus Bank	340	8,796
Origin Bancorp, Inc.	86	3,254
Pacific Premier Bancorp, Inc.	743	24,226
PacWest Bancorp	1,993	76,272
Park National Corp.	221	22,626
Peapack-Gladstone Financial Corp.	225	6,953
Peoples Bancorp, Inc.	246	8,526
Peoples United Financial, Inc.	6,241	105,473
Pinnacle Financial Partners, Inc.	1,211	77,504
Popular, Inc.	1,661	97,584
Preferred Bank, Los Angeles	235	14,121
Prosperity Bancshares, Inc.	1,088	78,216
QCR Holdings, Inc.	213	9,342
Renasant Corp.	804	28,478
S&T Bancorp, Inc.	647	26,068
Sandy Spring Bancorp, Inc.	577	21,857
Seacoast Banking Corp., Florida (a)	848	25,923
ServisFirst Bancshares, Inc.	750	28,260
Signature Bank	866	118,304
Simmons First National Corp. Class A	1,805	48,356
South State Corp.	597	51,790
Southside Bancshares, Inc.	537	19,944
Sterling Bancorp	3,704	78,080
Stock Yards Bancorp, Inc.	375	15,398
Synovus Financial Corp.	2,604	102,077
TCF Financial Corp.	1,176	55,037
Texas Capital Bancshares, Inc. (a)	829	47,062
Tompkins Financial Corp.	210	19,215
TowneBank	1,092	30,379
Trico Bancshares	470	19,181
TriState Capital Holdings, Inc. (a)	360	9,403
Triumph Bancorp, Inc. (a)	409	15,550
Trustmark Corp.	1,101	37,996
UMB Financial Corp.	735	50,450
Umpqua Holdings Corp.	3,702	65,525
Union Bankshares Corp.	986	37,024
United Bankshares, Inc., West Virginia (b)	1,692	65,413
United Community Bank, Inc.	1,294	39,959
Univest Corp. of Pennsylvania	499	13,363
Valley National Bancorp	6,486	74,265
Veritex Holdings, Inc.	737	21,469
Washington Trust Bancorp, Inc.	252	13,555
Webster Financial Corp.	1,528	81,534
WesBanco, Inc.	1,103	41,682
Westamerica Bancorp.	433	29,344
Western Alliance Bancorp.	1,607	91,599
Wintrust Financial Corp.	930	65,937
		4,888,798
Capital Markets - 2.3%
Affiliated Managers Group, Inc.	843	71,436
Artisan Partners Asset Management, Inc.	835	26,987
Ashford, Inc. (a)	4	94
BGC Partners, Inc. Class A	4,439	26,368
Blucora, Inc. (a)	796	20,807
Cohen & Steers, Inc.	350	21,966
Cowen Group, Inc. Class A (a)(b)	456	7,182
Diamond Hill Investment Group, Inc.	53	7,444
Donnelley Financial Solutions, Inc. (a)	617	6,460
Eaton Vance Corp. (non-vtg.)	1,905	88,944
Evercore, Inc. Class A	662	49,491
FactSet Research Systems, Inc.	624	167,419
Federated Investors, Inc. Class B (non-vtg.)	1,556	50,710
Focus Financial Partners, Inc. Class A (a)	311	9,165
Gain Capital Holdings, Inc. (b)	368	1,454
Greenhill & Co., Inc.	277	4,731
Hamilton Lane, Inc. Class A	291	17,344
Houlihan Lokey	571	27,905
Interactive Brokers Group, Inc.	1,237	57,669
INTL FCStone, Inc. (a)	261	12,745
Invesco Ltd.	6,537	117,535
Janus Henderson Group PLC (b)	2,758	67,433
Lazard Ltd. Class A	1,865	74,525
Legg Mason, Inc.	1,409	50,597
LPL Financial	1,400	129,150
MarketAxess Holdings, Inc.	618	234,290
Moelis & Co. Class A	759	24,227
Morningstar, Inc.	302	45,696
Oppenheimer Holdings, Inc. Class A (non-vtg.)	133	3,655
Piper Jaffray Companies (b)	222	17,747
PJT Partners, Inc.	314	14,171
SEI Investments Co.	2,137	139,931
Stifel Financial Corp.	1,189	72,113
Tradeweb Markets, Inc. Class A	1,046	48,482
Victory Capital Holdings, Inc.	236	4,949
Virtu Financial, Inc. Class A (b)	1,026	16,406
Virtus Investment Partners, Inc.	121	14,728
Waddell & Reed Financial, Inc. Class A (b)	1,289	21,552
Westwood Holdings Group, Inc.	148	4,384
WisdomTree Investments, Inc.	1,949	9,433
		1,787,325
Consumer Finance - 0.7%
Credit Acceptance Corp. (a)(b)	202	89,351
CURO Group Holdings Corp. (a)	238	2,899
Elevate Credit, Inc. (a)	186	828
Encore Capital Group, Inc. (a)(b)	413	14,604
Enova International, Inc. (a)	578	13,907
EZCORP, Inc. (non-vtg.) Class A (a)	749	5,108
First Cash Financial Services, Inc.	726	58,537
Green Dot Corp. Class A (a)	796	18,547
LendingClub Corp. (a)	1,408	17,769
Navient Corp.	3,760	51,437
Nelnet, Inc. Class A	357	20,792
OneMain Holdings, Inc.	1,231	51,887
PRA Group, Inc. (a)	755	27,407
Regional Management Corp. (a)	139	4,174
Santander Consumer U.S.A. Holdings, Inc.	1,899	44,380
SLM Corp.	7,203	64,179
World Acceptance Corp. (a)	95	8,208
		494,014
Diversified Financial Services - 0.5%
AXA Equitable Holdings, Inc.	3,274	81,130
Cannae Holdings, Inc. (a)	1,191	44,293
FGL Holdings Class A	2,925	31,151
Jefferies Financial Group, Inc.	4,645	99,264
On Deck Capital, Inc. (a)	745	3,084
Voya Financial, Inc.	2,460	150,011
		408,933
Insurance - 3.3%
AMBAC Financial Group, Inc. (a)	722	15,574
American Equity Investment Life Holding Co.	1,479	44,266
American Financial Group, Inc.	1,154	126,536
American National Insurance Co.	143	16,828
Amerisafe, Inc.	322	21,262
Argo Group International Holdings, Ltd.	561	36,886
Assurant, Inc.	853	111,811
Assured Guaranty Ltd.	1,679	82,305
Athene Holding Ltd. (a)	2,076	97,634
Axis Capital Holdings Ltd.	1,367	81,254
Brighthouse Financial, Inc. (a)	1,950	76,499
Brown & Brown, Inc.	3,825	151,011
CNO Financial Group, Inc.	2,617	47,446
eHealth, Inc. (a)	299	28,728
Employers Holdings, Inc.	533	22,253
Enstar Group Ltd. (a)	248	51,301
Erie Indemnity Co. Class A (b)	322	53,452
FBL Financial Group, Inc. Class A	159	9,370
First American Financial Corp.	1,829	106,667
Genworth Financial, Inc. Class A	8,290	36,476
Goosehead Insurance (b)	164	6,954
Greenlight Capital Re, Ltd. (a)	416	4,206
Hanover Insurance Group, Inc.	693	94,712
HCI Group, Inc.	108	4,930
Health Insurance Innovations, Inc. (a)(b)	201	3,877
Heritage Insurance Holdings, Inc. (b)	405	5,366
Horace Mann Educators Corp.	674	29,427
James River Group Holdings Ltd.	483	19,904
Kemper Corp.	1,002	77,655
Kinsale Capital Group, Inc.	318	32,328
Maiden Holdings Ltd. (a)	689	517
MBIA, Inc. (a)(b)	1,542	14,341
Mercury General Corp.	451	21,977
National General Holdings Corp.	1,065	23,537
National Western Life Group, Inc.	36	10,472
Old Republic International Corp.	4,659	104,222
Palomar Holdings, Inc. (b)	209	10,552
Primerica, Inc.	708	92,436
ProAssurance Corp.	887	32,056
RenaissanceRe Holdings Ltd.	661	129,569
RLI Corp.	650	58,513
Safety Insurance Group, Inc.	233	21,559
Selective Insurance Group, Inc.	975	63,560
Stewart Information Services Corp.	397	16,194
Third Point Reinsurance Ltd. (a)	1,193	12,550
Trupanion, Inc. (a)(b)	409	15,321
United Fire Group, Inc.	356	15,568
United Insurance Holdings Corp.	327	4,123
Universal Insurance Holdings, Inc.	540	15,115
Unum Group	3,583	104,480
W.R. Berkley Corp.	2,374	164,043
White Mountains Insurance Group Ltd.	52	58,007
		2,485,630
Mortgage Real Estate Investment Trusts - 1.0%
AG Mortgage Investment Trust, Inc.	472	7,278
Anworth Mortgage Asset Corp.	1,428	5,027
Apollo Commercial Real Estate Finance, Inc.	1,858	33,983
Arbor Realty Trust, Inc. (b)	770	11,050
Ares Commercial Real Estate Corp.	377	5,972
Arlington Asset Investment Corp.	353	1,966
Armour Residential REIT, Inc.	823	14,707
Blackstone Mortgage Trust, Inc.	1,964	73,100
Capstead Mortgage Corp.	1,518	12,023
Cherry Hill Mortgage Investment Corp.	183	2,670
Chimera Investment Corp.	3,058	62,872
Colony NorthStar Credit Real Estate, Inc.	1,391	18,306
Dynex Capital, Inc.	297	5,031
Exantas Capital Corp.	449	5,303
Granite Point Mortgage Trust, Inc.	739	13,583
Invesco Mortgage Capital, Inc.	1,860	30,969
KKR Real Estate Finance Trust, Inc. (b)	459	9,373
Ladder Capital Corp. Class A	1,453	26,212
MFA Financial, Inc.	7,431	56,847
New Residential Investment Corp.	5,996	96,596
New York Mortgage Trust, Inc.	2,856	17,793
Orchid Island Capital, Inc.	779	4,557
PennyMac Mortgage Investment Trust	1,142	25,455
Redwood Trust, Inc.	1,542	25,505
Starwood Property Trust, Inc.	4,506	112,019
TPG RE Finance Trust, Inc.	676	13,703
Two Harbors Investment Corp.	4,114	60,147
Western Asset Mortgage Capital Corp.	782	8,078
		760,125
Thrifts & Mortgage Finance - 1.1%
Axos Financial, Inc. (a)	916	27,736
Capitol Federal Financial, Inc.	2,326	31,936
Columbia Financial, Inc. (a)	807	13,671
Essent Group Ltd.	1,602	83,288
Farmer Mac Class C (non-vtg.)	153	12,776
First Defiance Financial Corp.	340	10,707
Flagstar Bancorp, Inc.	583	22,300
HomeStreet, Inc. (a)	456	15,504
Kearny Financial Corp.	1,585	21,921
LendingTree, Inc. (a)(b)	121	36,716
Meridian Bancorp, Inc. Maryland	889	17,860
Meta Financial Group, Inc.	465	16,977
MGIC Investment Corp.	5,907	83,702
New York Community Bancorp, Inc.	8,035	96,581
NMI Holdings, Inc. (a)	1,098	36,432
Northfield Bancorp, Inc.	718	12,177
Northwest Bancshares, Inc.	1,704	28,338
OceanFirst Financial Corp.	758	19,359
Ocwen Financial Corp. (a)	2,078	2,847
Pennymac Financial Services, Inc.	1,003	34,142
Provident Financial Services, Inc.	1,007	24,823
Radian Group, Inc.	3,494	87,909
TFS Financial Corp.	803	15,803
Trustco Bank Corp., New York	1,618	14,028
Walker & Dunlop, Inc.	473	30,594
Washington Federal, Inc.	1,350	49,478
WMI Holdings Corp. (a)	421	5,267
WSFS Financial Corp.	512	22,523
		875,395

TOTAL FINANCIALS		11,700,220

HEALTH CARE - 11.7%
Biotechnology - 4.3%
Abeona Therapeutics, Inc. (a)	322	1,053
ACADIA Pharmaceuticals, Inc. (a)	1,956	83,678
Acceleron Pharma, Inc. (a)	713	37,803
Achillion Pharmaceuticals, Inc. (a)	2,370	14,291
Acorda Therapeutics, Inc. (a)(b)	463	945
Adamas Pharmaceuticals, Inc. (a)	224	849
ADMA Biologics, Inc. (a)(b)	598	2,392
Aduro Biotech, Inc. (a)	461	544
Adverum Biotechnologies, Inc. (a)	843	9,711
Aeglea BioTherapeutics, Inc. (a)	286	2,185
Agenus, Inc. (a)(b)	1,610	6,553
Agios Pharmaceuticals, Inc. (a)(b)	956	45,649
Aimmune Therapeutics, Inc. (a)	631	21,120
Akebia Therapeutics, Inc. (a)	1,691	10,687
Aldeyra Therapeutics, Inc. (a)	266	1,545
Alector, Inc. (b)	477	8,219
Alkermes PLC (a)	2,536	51,734
Allakos, Inc. (a)(b)	120	11,443
Allogene Therapeutics, Inc. (a)(b)	329	8,547
Alnylam Pharmaceuticals, Inc. (a)	1,478	170,221
AMAG Pharmaceuticals, Inc. (a)(b)	542	6,596
Amicus Therapeutics, Inc. (a)	3,137	30,554
AnaptysBio, Inc. (a)	372	6,045
Anika Therapeutics, Inc. (a)	241	12,496
Apellis Pharmaceuticals, Inc. (a)	544	16,657
Arcus Biosciences, Inc. (a)	93	939
Arena Pharmaceuticals, Inc. (a)	811	36,836
ArQule, Inc. (a)	1,586	31,657
Arrowhead Pharmaceuticals, Inc. (a)	1,520	96,414
Assembly Biosciences, Inc. (a)	326	6,670
Atara Biotherapeutics, Inc. (a)	740	12,188
Athenex, Inc. (a)(b)	681	10,399
Audentes Therapeutics, Inc. (a)	566	33,869
Avid Bioservices, Inc. (a)	775	5,944
Bellicum Pharmaceuticals, Inc. (a)	391	504
BioCryst Pharmaceuticals, Inc. (a)	2,588	8,929
Biohaven Pharmaceutical Holding Co. Ltd. (a)	580	31,575
Biospecifics Technologies Corp. (a)	78	4,441
bluebird bio, Inc. (a)	907	79,589
Blueprint Medicines Corp. (a)	728	58,320
Calithera Biosciences, Inc. (a)	410	2,341
CareDx, Inc. (a)	595	12,834
CASI Pharmaceuticals, Inc. (a)(b)	607	1,876
Catalyst Biosciences, Inc. (a)	154	1,049
Catalyst Pharmaceutical Partners, Inc. (a)	1,629	6,109
Cellular Biomedicine Group, Inc. (a)(b)	183	2,972
ChemoCentryx, Inc. (a)(b)	373	14,752
Clovis Oncology, Inc. (a)(b)	800	8,340
Coherus BioSciences, Inc. (a)	940	16,925
Concert Pharmaceuticals, Inc. (a)	212	1,956
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	810	4,423
Cortexyme, Inc.	75	4,211
Crinetics Pharmaceuticals, Inc. (a)	82	2,057
Cyclerion Therapeutics, Inc. (a)	176	479
Cytokinetics, Inc. (a)	888	9,422
CytomX Therapeutics, Inc. (a)	803	6,673
Deciphera Pharmaceuticals, Inc. (a)	249	15,498
Denali Therapeutics, Inc. (a)(b)	1,123	19,563
Dicerna Pharmaceuticals, Inc. (a)	776	17,095
Dynavax Technologies Corp. (a)(b)	851	4,868
Eagle Pharmaceuticals, Inc. (a)	197	11,836
Editas Medicine, Inc. (a)(b)	710	21,023
Eiger Biopharmaceuticals, Inc. (a)	274	4,083
Emergent BioSolutions, Inc. (a)	732	39,491
Enanta Pharmaceuticals, Inc. (a)	252	15,569
Epizyme, Inc. (a)(b)	1,030	25,338
Esperion Therapeutics, Inc. (a)(b)	405	24,150
Exelixis, Inc. (a)	4,900	86,338
Fate Therapeutics, Inc. (a)	955	18,689
FibroGen, Inc. (a)	1,241	53,226
Five Prime Therapeutics, Inc. (a)	564	2,589
Flexion Therapeutics, Inc. (a)(b)	569	11,778
G1 Therapeutics, Inc. (a)	432	11,418
Galectin Therapeutics, Inc. (a)(b)	400	1,144
Geron Corp. (a)(b)	2,914	3,963
Global Blood Therapeutics, Inc. (a)	912	72,495
GlycoMimetics, Inc. (a)(b)	458	2,423
Gossamer Bio, Inc.	275	4,298
Halozyme Therapeutics, Inc. (a)	2,080	36,878
Heron Therapeutics, Inc. (a)	1,149	27,002
Homology Medicines, Inc. (a)	112	2,318
ImmunoGen, Inc. (a)	2,408	12,293
Immunomedics, Inc. (a)	3,021	63,924
Inovio Pharmaceuticals, Inc. (a)(b)	1,571	5,184
Insmed, Inc. (a)	1,279	30,543
Intellia Therapeutics, Inc. (a)(b)	521	7,643
Intercept Pharmaceuticals, Inc. (a)	364	45,107
Intrexon Corp. (a)(b)	1,275	6,987
Invitae Corp. (a)(b)	1,091	17,598
Ionis Pharmaceuticals, Inc. (a)	2,262	136,647
Iovance Biotherapeutics, Inc. (a)(b)	2,010	55,637
Ironwood Pharmaceuticals, Inc. Class A (a)	2,305	30,680
Kadmon Holdings, Inc. (a)(b)	2,246	10,174
Karyopharm Therapeutics, Inc. (a)	861	16,505
Kindred Biosciences, Inc. (a)	543	4,605
Kiniksa Pharmaceuticals Ltd. (a)(b)	114	1,261
Kura Oncology, Inc. (a)	536	7,370
La Jolla Pharmaceutical Co. (a)	342	1,344
Lexicon Pharmaceuticals, Inc. (a)(b)	879	3,648
Ligand Pharmaceuticals, Inc. Class B (a)(b)	324	33,790
Macrogenics, Inc. (a)	687	7,475
Madrigal Pharmaceuticals, Inc. (a)	157	14,304
Magenta Therapeutics, Inc. (a)	269	4,078
MannKind Corp. (a)(b)	3,227	4,163
Minerva Neurosciences, Inc. (a)	559	3,974
Mirati Therapeutics, Inc. (a)(b)	538	69,327
Momenta Pharmaceuticals, Inc. (a)	1,814	35,790
Myriad Genetics, Inc. (a)	1,222	33,275
Natera, Inc. (a)	614	20,686
Neurocrine Biosciences, Inc. (a)	1,491	160,268
NextCure, Inc.	155	8,731
Novavax, Inc. (a)(b)	415	1,652
Opko Health, Inc. (a)(b)	5,919	8,701
PDL BioPharma, Inc. (a)	2,253	7,311
Polarityte, Inc. (a)(b)	209	543
Portola Pharmaceuticals, Inc. (a)	1,086	25,934
Principia Biopharma, Inc. (a)	133	7,286
Progenics Pharmaceuticals, Inc. (a)	1,404	7,146
Prothena Corp. PLC (a)	675	10,685
PTC Therapeutics, Inc. (a)	776	37,271
Puma Biotechnology, Inc. (a)(b)	453	3,964
Ra Pharmaceuticals, Inc. (a)	442	20,743
Radius Health, Inc. (a)(b)	695	14,011
REGENXBIO, Inc. (a)	503	20,608
Retrophin, Inc. (a)	721	10,238
Rhythm Pharmaceuticals, Inc. (a)(b)	364	8,357
Rigel Pharmaceuticals, Inc. (a)	2,356	5,042
Rocket Pharmaceuticals, Inc. (a)(b)	391	8,899
Sage Therapeutics, Inc. (a)	777	56,092
Sangamo Therapeutics, Inc. (a)	1,644	13,760
Savara, Inc. (a)(b)	321	1,438
Scholar Rock Holding Corp. (a)	73	962
Seattle Genetics, Inc. (a)	1,791	204,640
Solid Biosciences, Inc. (a)(b)	266	1,184
Sorrento Therapeutics, Inc. (a)(b)	1,540	5,205
Spectrum Pharmaceuticals, Inc. (a)	1,698	6,181
Stemline Therapeutics, Inc. (a)(b)	580	6,165
Syndax Pharmaceuticals, Inc. (a)	356	3,126
Synthorx, Inc.	179	12,510
T2 Biosystems, Inc. (a)(b)	737	862
TCR2 Therapeutics, Inc.	229	3,270
TG Therapeutics, Inc. (a)(b)	1,104	12,254
The Medicines Company (a)(b)	1,080	91,735
Tocagen, Inc. (a)(b)	259	138
Trevena, Inc. (a)(b)	649	546
Turning Point Therapeutics, Inc.	236	14,700
Twist Bioscience Corp. (a)	352	7,392
Ultragenyx Pharmaceutical, Inc. (a)(b)	786	33,570
United Therapeutics Corp. (a)	716	63,065
Vanda Pharmaceuticals, Inc. (a)	853	13,998
Veracyte, Inc. (a)	506	14,128
Verastem, Inc. (a)(b)	784	1,051
Vericel Corp. (a)	732	12,737
Viking Therapeutics, Inc. (a)(b)	888	7,122
Voyager Therapeutics, Inc. (a)	375	5,231
Xencor, Inc. (a)	772	26,549
XOMA Corp. (a)	86	2,348
Y-mAbs Therapeutics, Inc. (a)	109	3,406
Zafgen, Inc. (a)(b)	296	329
ZIOPHARM Oncology, Inc. (a)(b)	2,120	10,006
		3,296,385
Health Care Equipment & Supplies - 2.6%
Accuray, Inc. (a)	1,368	3,858
Angiodynamics, Inc. (a)	613	9,814
Antares Pharma, Inc. (a)	2,454	11,534
Atricure, Inc. (a)	574	18,661
Atrion Corp.	24	18,036
Avanos Medical, Inc. (a)	773	26,050
AxoGen, Inc. (a)	583	10,430
Axonics Modulation Technologies, Inc. (a)	206	5,708
BioLife Solutions, Inc. (a)(b)	184	2,977
Cantel Medical Corp. (b)	601	42,611
Cardiovascular Systems, Inc. (a)	581	28,231
Cerus Corp. (a)	2,186	9,225
CONMED Corp.	423	47,304
Cryolife, Inc. (a)	583	15,793
CryoPort, Inc. (a)(b)	474	7,802
Cutera, Inc. (a)	233	8,344
CytoSorbents Corp. (a)(b)	527	2,029
Endologix, Inc. (a)	104	164
Genmark Diagnostics, Inc. (a)	842	4,050
Glaukos Corp. (a)(b)	561	30,558
Globus Medical, Inc. (a)	1,256	73,953
Haemonetics Corp. (a)	847	97,320
Heska Corp. (a)	110	10,553
Hill-Rom Holdings, Inc.	1,102	125,110
ICU Medical, Inc. (a)	271	50,710
Inogen, Inc. (a)	284	19,406
Insulet Corp. (a)	996	170,515
Integer Holdings Corp. (a)	495	39,813
Integra LifeSciences Holdings Corp. (a)	1,159	67,547
IntriCon Corp. (a)(b)	149	2,682
Invacare Corp.	546	4,925
iRhythm Technologies, Inc. (a)	367	24,989
Lantheus Holdings, Inc. (a)	618	12,675
LeMaitre Vascular, Inc.	266	9,563
LivaNova PLC (a)	797	60,118
Masimo Corp. (a)	800	126,448
Meridian Bioscience, Inc.	728	7,113
Merit Medical Systems, Inc. (a)	912	28,473
Mesa Laboratories, Inc.	59	14,715
Natus Medical, Inc. (a)	542	17,881
Neogen Corp. (a)	860	56,124
Neuronetics, Inc. (a)	83	373
Nevro Corp. (a)	498	58,535
NuVasive, Inc. (a)	843	65,198
OraSure Technologies, Inc. (a)	1,068	8,576
Orthofix International NV (a)	314	14,501
OrthoPediatrics Corp. (a)(b)	118	5,545
Penumbra, Inc. (a)	513	84,271
Quidel Corp. (a)	571	42,842
Seaspine Holdings Corp. (a)	173	2,078
Senseonics Holdings, Inc. (a)(b)	1,046	958
Shockwave Medical, Inc. (a)(b)	142	6,237
SI-BONE, Inc. (a)	166	3,569
Sientra, Inc. (a)	414	3,701
Silk Road Medical, Inc.	103	4,159
Staar Surgical Co. (a)(b)	466	16,389
SurModics, Inc. (a)	216	8,949
Tactile Systems Technology, Inc. (a)	268	18,093
Tandem Diabetes Care, Inc. (a)	950	56,630
TransEnterix, Inc. (a)(b)	168	247
TransMedics Group, Inc.	97	1,844
Varex Imaging Corp. (a)	632	18,840
ViewRay, Inc. (a)(b)	1,618	6,828
West Pharmaceutical Services, Inc.	1,215	182,651
Wright Medical Group NV (a)	1,925	58,674
Zynex, Inc. (b)	246	1,936
		1,995,436
Health Care Providers & Services - 1.8%
Acadia Healthcare Co., Inc. (a)	1,470	48,833
Addus HomeCare Corp. (a)	168	16,333
Amedisys, Inc. (a)	474	79,120
American Renal Associates Holdings, Inc. (a)	223	2,313
AMN Healthcare Services, Inc. (a)	764	47,605
Apollo Medical Holdings, Inc. (a)(b)	397	7,309
BioScrip, Inc. (a)	2,264	8,445
BioTelemetry, Inc. (a)	549	25,419
Brookdale Senior Living, Inc. (a)	3,073	22,341
Capital Senior Living Corp. (a)	363	1,122
Chemed Corp.	263	115,525
Community Health Systems, Inc. (a)	1,813	5,258
Corvel Corp. (a)	152	13,279
Covetrus, Inc. (a)(b)	1,559	20,579
Cross Country Healthcare, Inc. (a)	620	7,204
DaVita HealthCare Partners, Inc. (a)	1,941	145,633
Diplomat Pharmacy, Inc. (a)	993	3,972
Encompass Health Corp.	1,622	112,356
HealthEquity, Inc. (a)	898	66,515
LHC Group, Inc. (a)	479	65,987
Magellan Health Services, Inc. (a)	399	31,222
MEDNAX, Inc. (a)	1,465	40,712
Molina Healthcare, Inc. (a)	1,023	138,811
National Healthcare Corp.	157	13,570
Owens & Minor, Inc.	961	4,968
Patterson Companies, Inc.	1,369	28,037
Pennant Group, Inc. (a)	385	12,732
PetIQ, Inc. Class A (a)(b)	291	7,290
Premier, Inc. (a)	883	33,448
Providence Service Corp. (a)	181	10,712
R1 RCM, Inc. (a)	1,641	21,300
RadNet, Inc. (a)	680	13,804
Select Medical Holdings Corp. (a)	1,760	41,078
Surgery Partners, Inc. (a)	306	4,790
Tenet Healthcare Corp. (a)	1,367	51,987
The Ensign Group, Inc.	807	36,614
Tivity Health, Inc. (a)	669	13,611
Triple-S Management Corp.	383	7,082
U.S. Physical Therapy, Inc.	208	23,785
		1,350,701
Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. (a)(b)	2,883	28,297
Castlight Health, Inc. Class B (a)	879	1,169
Computer Programs & Systems, Inc.	182	4,805
Evolent Health, Inc. (a)(b)	1,146	10,371
HealthStream, Inc. (a)	430	11,696
HMS Holdings Corp. (a)	1,397	41,351
Inovalon Holdings, Inc. Class A (a)	1,190	22,396
Inspire Medical Systems, Inc. (a)	196	14,545
Nextgen Healthcare, Inc. (a)	774	12,438
Omnicell, Inc. (a)	656	53,608
Tabula Rasa HealthCare, Inc. (a)(b)	270	13,144
Teladoc Health, Inc. (a)(b)	1,149	96,194
Vocera Communications, Inc. (a)(b)	498	10,338
		320,352
Life Sciences Tools & Services - 1.2%
Accelerate Diagnostics, Inc. (a)(b)	430	7,267
Avantor, Inc.	3,646	66,175
Bio-Rad Laboratories, Inc. Class A (a)	331	122,480
Bio-Techne Corp.	620	136,096
Bruker Corp.	1,638	83,489
Charles River Laboratories International, Inc. (a)	791	120,833
Codexis, Inc. (a)	772	12,344
Fluidigm Corp. (a)	737	2,565
Luminex Corp.	681	15,772
Medpace Holdings, Inc. (a)	433	36,398
Nanostring Technologies, Inc. (a)	419	11,657
NeoGenomics, Inc. (a)	1,544	45,162
Pacific Biosciences of California, Inc. (a)	2,222	11,421
PRA Health Sciences, Inc. (a)	960	106,704
Quanterix Corp. (a)	148	3,497
Repligen Corp. (a)	647	59,848
Syneos Health, Inc. (a)	1,011	60,129
		901,837
Pharmaceuticals - 1.4%
AcelRx Pharmaceuticals, Inc. (a)(b)	1,268	2,675
Aclaris Therapeutics, Inc. (a)(b)	450	851
Adamis Pharmaceuticals Corp. (a)(b)	438	307
Aerie Pharmaceuticals, Inc. (a)(b)	667	16,121
Akcea Therapeutics, Inc. (a)(b)	283	4,794
Akorn, Inc. (a)	1,475	2,213
Amneal Pharmaceuticals, Inc. (a)	1,302	6,276
Amphastar Pharmaceuticals, Inc. (a)	597	11,516
ANI Pharmaceuticals, Inc. (a)	139	8,572
Arvinas Holding Co. LLC (a)	121	4,972
Assertio Therapeutics, Inc. (a)	744	930
Biodelivery Sciences International, Inc. (a)	992	6,269
Cara Therapeutics, Inc. (a)(b)	555	8,941
Catalent, Inc. (a)	2,385	134,276
Collegium Pharmaceutical, Inc. (a)	472	9,714
Corcept Therapeutics, Inc. (a)	1,759	21,284
CymaBay Therapeutics, Inc. (a)	1,053	2,064
Dermira, Inc. (a)	538	8,156
Endo International PLC (a)	3,212	15,064
Evolus, Inc. (a)(b)	200	2,434
Horizon Pharma PLC (a)	2,773	100,383
Innoviva, Inc. (a)	1,110	15,718
Intersect ENT, Inc. (a)	506	12,599
Intra-Cellular Therapies, Inc. (a)(b)	767	26,316
Jazz Pharmaceuticals PLC (a)	991	147,936
Kala Pharmaceuticals, Inc. (a)(b)	264	974
Lannett Co., Inc. (a)(b)	568	5,010
Mallinckrodt PLC (a)(b)	1,333	4,652
Marinus Pharmaceuticals, Inc. (a)	591	1,277
MyoKardia, Inc. (a)	549	40,014
Nektar Therapeutics (a)(b)	2,842	61,345
Neos Therapeutics, Inc. (a)(b)	479	723
Ocular Therapeutix, Inc. (a)(b)	453	1,789
Omeros Corp. (a)(b)	731	10,300
OptiNose, Inc. (a)(b)	250	2,305
Pacira Biosciences, Inc. (a)	680	30,804
Paratek Pharmaceuticals, Inc. (a)(b)	563	2,269
Perrigo Co. PLC	2,050	105,903
Phibro Animal Health Corp. Class A	354	8,790
Prestige Brands Holdings, Inc. (a)	862	34,911
Reata Pharmaceuticals, Inc. (a)	286	58,467
Revance Therapeutics, Inc. (a)	518	8,407
SIGA Technologies, Inc. (a)	687	3,277
Supernus Pharmaceuticals, Inc. (a)	869	20,613
TherapeuticsMD, Inc. (a)(b)	3,169	7,669
Theravance Biopharma, Inc. (a)(b)	677	17,528
Tricida, Inc. (a)	263	9,926
WAVE Life Sciences (a)(b)	264	2,116
Xeris Pharmaceuticals, Inc. (a)	87	613
Zogenix, Inc. (a)(b)	700	36,491
Zynerba Pharmaceuticals, Inc. (a)(b)	231	1,395
		1,047,949

TOTAL HEALTH CARE		8,912,660

INDUSTRIALS - 16.0%
Aerospace & Defense - 1.7%
AAR Corp.	543	24,489
Aerojet Rocketdyne Holdings, Inc. (a)	1,190	54,335
AeroVironment, Inc. (a)	349	21,547
Arconic, Inc.	7,057	217,144
Astronics Corp. (a)	394	11,012
Axon Enterprise, Inc. (a)	959	70,276
BWX Technologies, Inc. (b)	1,615	100,259
Cubic Corp.	472	30,005
Curtiss-Wright Corp.	716	100,877
Ducommun, Inc. (a)	163	8,236
HEICO Corp.	661	75,453
HEICO Corp. Class A	1,188	106,362
Hexcel Corp.	1,409	103,294
Kratos Defense & Security Solutions, Inc. (a)	1,451	26,133
Maxar Technologies, Inc.	995	15,592
Mercury Systems, Inc. (a)	800	55,288
Moog, Inc. Class A	540	46,078
National Presto Industries, Inc.	82	7,248
Park Aerospace Corp.	334	5,434
Parsons Corp.	312	12,879
Teledyne Technologies, Inc. (a)	589	204,112
Triumph Group, Inc.	811	20,494
Vectrus, Inc. (a)	176	9,022
Wesco Aircraft Holdings, Inc. (a)	1,036	11,417
		1,336,986
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc. (a)	958	22,475
Atlas Air Worldwide Holdings, Inc. (a)	417	11,497
Echo Global Logistics, Inc. (a)	475	9,833
Forward Air Corp.	475	33,226
Hub Group, Inc. Class A (a)	557	28,569
XPO Logistics, Inc. (a)	2,082	165,935
		271,535
Airlines - 0.5%
Alaska Air Group, Inc.	2,018	136,720
Allegiant Travel Co.	207	36,026
Hawaiian Holdings, Inc.	820	24,018
JetBlue Airways Corp. (a)	4,885	91,447
Mesa Air Group, Inc. (a)	143	1,278
SkyWest, Inc.	851	55,000
Spirit Airlines, Inc. (a)	1,120	45,147
		389,636
Building Products - 1.8%
A.O. Smith Corp.	2,356	112,240
AAON, Inc.	674	33,302
Advanced Drain Systems, Inc.	677	26,295
Allegion PLC	1,559	194,158
American Woodmark Corp. (a)	248	25,918
Apogee Enterprises, Inc.	472	15,340
Armstrong Flooring, Inc. (a)	586	2,502
Armstrong World Industries, Inc.	809	76,022
Builders FirstSource, Inc. (a)	1,896	48,177
Continental Building Products, Inc. (a)	617	22,477
CSW Industrials, Inc.	251	19,327
Fortune Brands Home & Security, Inc.	2,319	151,523
Gibraltar Industries, Inc. (a)	524	26,431
Griffon Corp.	539	10,958
Insteel Industries, Inc.	309	6,640
Jeld-Wen Holding, Inc. (a)	1,107	25,915
Lennox International, Inc.	594	144,918
Masonite International Corp. (a)	440	31,772
NCI Building Systems, Inc. (a)	711	6,051
Owens Corning	1,793	116,760
Patrick Industries, Inc.	376	19,714
PGT, Inc. (a)	979	14,597
Quanex Building Products Corp.	597	10,197
Resideo Technologies, Inc. (a)	1,995	23,800
Simpson Manufacturing Co. Ltd.	681	54,637
Trex Co., Inc. (a)	962	86,465
Universal Forest Products, Inc.	1,018	48,559
		1,354,695
Commercial Services & Supplies - 1.7%
ABM Industries, Inc. (b)	1,084	40,878
ACCO Brands Corp.	1,738	16,268
ADS Waste Holdings, Inc. (a)	1,152	37,866
ADT, Inc. (b)	1,930	15,305
Brady Corp. Class A	798	45,693
BrightView Holdings, Inc. (a)	307	5,179
Casella Waste Systems, Inc. Class A (a)	647	29,781
Clean Harbors, Inc. (a)	842	72,202
Covanta Holding Corp.	1,931	28,656
Deluxe Corp.	763	38,089
Ennis, Inc.	450	9,743
Healthcare Services Group, Inc. (b)	1,224	29,768
Heritage-Crystal Clean, Inc. (a)	203	6,368
Herman Miller, Inc.	982	40,900
HNI Corp.	707	26,484
IAA Spinco, Inc. (a)	2,204	103,720
Interface, Inc.	985	16,341
KAR Auction Services, Inc.	2,204	48,025
Kimball International, Inc. Class B	597	12,340
Knoll, Inc.	812	20,511
LSC Communications, Inc.	418	86
Matthews International Corp. Class A	539	20,574
McGrath RentCorp.	403	30,846
Mobile Mini, Inc.	727	27,561
MSA Safety, Inc.	577	72,910
Pitney Bowes, Inc. (b)	3,008	12,122
Quad/Graphics, Inc.	450	2,102
R.R. Donnelley & Sons Co.	1,139	4,499
Rollins, Inc.	2,405	79,750
SP Plus Corp. (a)	359	15,232
Steelcase, Inc. Class A	1,426	29,176
Stericycle, Inc. (a)	1,392	88,824
Team, Inc. (a)(b)	520	8,304
Tetra Tech, Inc.	896	77,199
The Brink's Co.	836	75,808
U.S. Ecology, Inc.	387	22,411
UniFirst Corp.	252	50,899
Viad Corp.	339	22,883
		1,285,303
Construction & Engineering - 1.1%
AECOM (a)	2,557	110,283
Aegion Corp. (a)	524	11,722
Ameresco, Inc. Class A (a)	285	4,988
Arcosa, Inc.	808	35,996
Argan, Inc.	243	9,754
Comfort Systems U.S.A., Inc.	613	30,558
Dycom Industries, Inc. (a)	522	24,612
EMCOR Group, Inc.	948	81,812
Fluor Corp.	2,340	44,179
Granite Construction, Inc.	789	21,832
Great Lakes Dredge & Dock Corp. (a)	1,029	11,659
HC2 Holdings, Inc. (a)(b)	506	1,098
Jacobs Engineering Group, Inc.	1,959	175,977
MasTec, Inc. (a)	1,038	66,598
MYR Group, Inc. (a)	282	9,190
NV5 Holdings, Inc. (a)(b)	150	7,568
Orion Group Holdings, Inc. (a)	526	2,730
Primoris Services Corp.	707	15,724
Quanta Services, Inc.	2,386	97,134
Sterling Construction Co., Inc. (a)	401	5,646
Tutor Perini Corp. (a)	679	8,732
Valmont Industries, Inc.	366	54,819
Williams Scotsman Corp. (a)	638	11,797
		844,408
Electrical Equipment - 1.1%
Acuity Brands, Inc.	657	90,666
Allied Motion Technologies, Inc.	122	5,917
Atkore International Group, Inc. (a)	772	31,235
AZZ, Inc.	426	19,575
Bloom Energy Corp. Class A (a)(b)	237	1,770
Encore Wire Corp.	347	19,918
Energous Corp. (a)(b)	232	411
EnerSys	699	52,306
Generac Holdings, Inc. (a)	1,017	102,300
GrafTech International Ltd. (b)	984	11,434
Hubbell, Inc. Class B	896	132,447
nVent Electric PLC	2,703	69,143
Plug Power, Inc. (a)(b)	3,731	11,790
Regal Beloit Corp.	716	61,297
Sensata Technologies, Inc. PLC (a)	2,684	144,587
Sunrun, Inc. (a)(b)	1,210	16,710
Thermon Group Holdings, Inc. (a)	539	14,445
TPI Composites, Inc. (a)	277	5,127
Vicor Corp. (a)	280	13,082
Vivint Solar, Inc. (a)(b)	626	4,545
		808,705
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	977	158,118
Raven Industries, Inc.	592	20,400
		178,518
Machinery - 4.4%
Actuant Corp. Class A	1,006	26,186
AGCO Corp.	1,087	83,971
Alamo Group, Inc.	157	19,711
Albany International Corp. Class A	480	36,442
Allison Transmission Holdings, Inc.	1,950	94,224
Altra Industrial Motion Corp.	1,057	38,274
Astec Industries, Inc.	375	15,750
Barnes Group, Inc.	772	47,833
Blue Bird Cor (a)	209	4,790
Briggs & Stratton Corp. (b)	660	4,396
Chart Industries, Inc. (a)	518	34,960
CIRCOR International, Inc. (a)	323	14,936
Colfax Corp. (a)(b)	1,575	57,299
Columbus McKinnon Corp. (NY Shares)	343	13,730
Commercial Vehicle Group, Inc. (a)	477	3,029
Crane Co.	837	72,300
Donaldson Co., Inc.	2,094	120,656
Douglas Dynamics, Inc.	374	20,570
Energy Recovery, Inc. (a)(b)	484	4,738
EnPro Industries, Inc.	334	22,338
ESCO Technologies, Inc.	423	39,128
Evoqua Water Technologies Corp. (a)	982	18,609
Federal Signal Corp.	992	31,992
Flowserve Corp.	2,145	106,757
Franklin Electric Co., Inc.	638	36,570
Gardner Denver Holdings, Inc. (a)	2,105	77,211
Gates Industrial Corp. PLC (a)(b)	798	10,980
Gorman-Rupp Co.	315	11,813
Graco, Inc.	2,724	141,648
Greenbrier Companies, Inc.	540	17,512
Harsco Corp. (a)	1,338	30,787
Hillenbrand, Inc.	1,214	40,438
Hyster-Yale Materials Handling Class A	157	9,257
ITT, Inc.	1,446	106,874
John Bean Technologies Corp.	519	58,471
Kadant, Inc.	184	19,383
Kennametal, Inc.	1,350	49,802
Lincoln Electric Holdings, Inc.	1,055	102,050
Lindsay Corp. (b)	178	17,086
Lydall, Inc. (a)	315	6,464
Manitowoc Co., Inc. (a)	545	9,538
Meritor, Inc. (a)	1,267	33,183
Middleby Corp. (a)	915	100,211
Mueller Industries, Inc.	946	30,036
Mueller Water Products, Inc. Class A	2,592	31,052
Navistar International Corp. New (a)	1,078	31,197
NN, Inc.	651	6,022
Nordson Corp.	835	135,971
Oshkosh Corp.	1,178	111,498
Pentair PLC	2,639	121,051
Proto Labs, Inc. (a)	451	45,799
RBC Bearings, Inc. (a)	410	64,919
REV Group, Inc.	503	6,152
Rexnord Corp. (a)	1,993	65,012
Spartan Motors, Inc.	522	9,438
SPX Corp. (a)	718	36,532
SPX Flow, Inc. (a)(b)	701	34,258
Standex International Corp.	212	16,822
Sun Hydraulics Corp.	482	22,283
Tennant Co.	293	22,831
Terex Corp.	1,058	31,507
Timken Co.	1,143	64,362
Titan International, Inc.	942	3,410
Toro Co.	1,691	134,722
TriMas Corp. (a)	740	23,243
Trinity Industries, Inc. (b)	2,393	53,005
Wabash National Corp.	914	13,427
WABCO Holdings, Inc. (a)	831	112,601
Watts Water Technologies, Inc. Class A	459	45,790
Welbilt, Inc. (a)	2,134	33,312
Westinghouse Air Brake Co.	1,409	109,620
Woodward, Inc.	911	107,899
		3,335,668
Marine - 0.1%
Eagle Bulk Shipping, Inc. (a)(b)	1,300	5,980
Genco Shipping & Trading Ltd.	261	2,772
Kirby Corp. (a)	890	79,682
Matson, Inc.	709	28,927
		117,361
Professional Services - 1.0%
ASGN, Inc. (a)	863	61,247
Barrett Business Services, Inc.	124	11,217
BG Staffing, Inc.	152	3,327
CBIZ, Inc. (a)	895	24,129
CRA International, Inc.	139	7,571
Exponent, Inc.	857	59,142
Forrester Research, Inc.	177	7,381
FTI Consulting, Inc. (a)	626	69,273
Heidrick & Struggles International, Inc.	326	10,595
Huron Consulting Group, Inc. (a)	370	25,426
ICF International, Inc.	313	28,677
InnerWorkings, Inc. (a)	800	4,408
Insperity, Inc.	619	53,259
Kelly Services, Inc. Class A (non-vtg.)	507	11,448
Kforce, Inc.	335	13,300
Korn Ferry	941	39,898
Manpower, Inc.	1,009	97,974
Resources Connection, Inc.	502	8,198
Robert Half International, Inc.	1,988	125,542
TriNet Group, Inc. (a)	722	40,872
TrueBlue, Inc. (a)	668	16,072
Upwork, Inc. (a)	1,014	10,819
Willdan Group, Inc. (a)	147	4,672
		734,447
Road & Rail - 0.7%
AMERCO	124	46,602
ArcBest Corp.	426	11,758
Avis Budget Group, Inc. (a)	1,071	34,529
Covenant Transport Group, Inc. Class A (a)	246	3,180
Daseke, Inc. (a)	937	2,961
Heartland Express, Inc.	760	15,998
Hertz Global Holdings, Inc. (a)	1,030	16,223
Knight-Swift Transportation Holdings, Inc. Class A (b)	2,052	73,544
Landstar System, Inc. (b)	676	76,976
Lyft, Inc.	3,342	143,773
Marten Transport Ltd.	636	13,668
Ryder System, Inc.	875	47,521
Saia, Inc. (a)	418	38,924
Schneider National, Inc. Class B	469	10,234
U.S. Xpress Enterprises, Inc. (a)(b)	366	1,841
U.S.A. Truck, Inc. (a)	62	462
Universal Logistics Holdings, Inc.	162	3,072
Werner Enterprises, Inc.	718	26,128
YRC Worldwide, Inc. (a)(b)	571	1,456
		568,850
Trading Companies & Distributors - 1.2%
Air Lease Corp. Class A	1,646	78,218
Aircastle Ltd.	891	28,521
Applied Industrial Technologies, Inc.	637	42,482
Beacon Roofing Supply, Inc. (a)	1,130	36,137
BlueLinx Corp. (a)(b)	141	2,009
BMC Stock Holdings, Inc. (a)	1,109	31,817
CAI International, Inc. (a)	284	8,230
DXP Enterprises, Inc. (a)	262	10,430
GATX Corp. (b)	611	50,621
General Finance Corp. (a)	282	3,122
GMS, Inc. (a)	553	14,975
H&E Equipment Services, Inc.	535	17,885
HD Supply Holdings, Inc. (a)	2,935	118,046
Herc Holdings, Inc. (a)	386	18,891
Kaman Corp.	468	30,851
MRC Global, Inc. (a)	1,514	20,651
MSC Industrial Direct Co., Inc. Class A	752	59,009
Now, Inc. (a)	1,823	20,491
Rush Enterprises, Inc. Class A	496	23,064
SiteOne Landscape Supply, Inc. (a)	671	60,826
Systemax, Inc.	256	6,441
Textainer Group Holdings Ltd. (a)	795	8,514
Titan Machinery, Inc. (a)	283	4,183
Triton International Ltd.	827	33,245
Univar, Inc. (a)	1,892	45,862
Veritiv Corp. (a)	208	4,091
Watsco, Inc.	525	94,579
WESCO International, Inc. (a)	770	45,730
		918,921
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	1,275	54,621

TOTAL INDUSTRIALS		12,199,654

INFORMATION TECHNOLOGY - 15.5%
Communications Equipment - 0.9%
Acacia Communications, Inc. (a)	471	31,939
ADTRAN, Inc.	800	7,912
Applied Optoelectronics, Inc. (a)(b)	285	3,386
CalAmp Corp. (a)	600	5,748
Calix Networks, Inc. (a)	692	5,536
Casa Systems, Inc. (a)	474	1,939
Ciena Corp. (a)	2,316	98,870
CommScope Holding Co., Inc. (a)	3,186	45,209
Comtech Telecommunications Corp.	389	13,806
EchoStar Holding Corp. Class A (a)	802	34,735
Extreme Networks, Inc. (a)	1,998	14,725
Harmonic, Inc. (a)	1,425	11,115
Infinera Corp. (a)(b)	2,506	19,898
InterDigital, Inc.	559	30,460
Lumentum Holdings, Inc. (a)	1,216	96,429
NETGEAR, Inc. (a)	519	12,721
NetScout Systems, Inc. (a)	1,139	27,416
Plantronics, Inc.	537	14,682
Sonus Networks, Inc. (a)	956	2,964
Ubiquiti, Inc. (b)	299	56,505
ViaSat, Inc. (a)	925	67,705
Viavi Solutions, Inc. (a)	3,762	56,430
		660,130
Electronic Equipment & Components - 2.5%
Anixter International, Inc. (a)	476	43,840
Arlo Technologies, Inc. (a)	1,208	5,086
Arrow Electronics, Inc. (a)	1,421	120,416
Avnet, Inc.	1,782	75,628
AVX Corp.	789	16,151
Badger Meter, Inc.	482	31,296
Belden, Inc.	661	36,355
Benchmark Electronics, Inc.	702	24,121
Cognex Corp.	2,824	158,257
Coherent, Inc. (a)	397	66,041
CTS Corp.	556	16,686
Daktronics, Inc.	568	3,459
Dolby Laboratories, Inc. Class A	1,054	72,515
ePlus, Inc. (a)	224	18,881
Fabrinet (a)	606	39,293
FARO Technologies, Inc. (a)	291	14,652
Fitbit, Inc. (a)	3,363	22,095
FLIR Systems, Inc.	2,265	117,939
II-VI, Inc. (a)	974	32,795
Insight Enterprises, Inc. (a)	584	41,049
IPG Photonics Corp. (a)	585	84,778
Itron, Inc. (a)	556	46,676
Jabil, Inc.	2,353	97,249
KEMET Corp.	951	25,725
Knowles Corp. (a)	1,486	31,429
Littelfuse, Inc.	416	79,581
Methode Electronics, Inc. Class A	619	24,358
MTS Systems Corp.	297	14,265
National Instruments Corp.	1,850	78,329
nLIGHT, Inc. (a)	81	1,643
Novanta, Inc. (a)	544	48,111
OSI Systems, Inc. (a)	282	28,409
Par Technology Corp. (a)(b)	163	5,011
PC Connection, Inc.	179	8,889
Plexus Corp. (a)	518	39,855
Rogers Corp. (a)	306	38,167
Sanmina Corp. (a)	1,135	38,862
ScanSource, Inc. (a)	434	16,036
SYNNEX Corp.	677	87,198
Tech Data Corp. (a)	610	87,596
TTM Technologies, Inc. (a)	1,505	22,650
Vishay Intertechnology, Inc. (b)	2,184	46,497
Vishay Precision Group, Inc. (a)	221	7,514
		1,915,383
IT Services - 3.3%
Alliance Data Systems Corp.	770	86,394
Amdocs Ltd.	2,267	163,655
Black Knight, Inc. (a)	2,328	150,109
Booz Allen Hamilton Holding Corp. Class A	2,333	165,946
CACI International, Inc. Class A (a)	409	102,246
Cardtronics PLC (a)(b)	611	27,281
Cass Information Systems, Inc.	196	11,317
Conduent, Inc. (a)	3,043	18,867
CoreLogic, Inc.	1,335	58,353
CSG Systems International, Inc.	553	28,634
Endurance International Group Holdings, Inc. (a)	1,237	5,814
EPAM Systems, Inc. (a)	842	178,639
Euronet Worldwide, Inc. (a)	845	133,138
EVERTEC, Inc.	995	33,870
EVO Payments, Inc. Class A (a)	377	9,957
ExlService Holdings, Inc. (a)	562	39,037
Fastly, Inc. Class A (b)	215	4,315
Genpact Ltd.	2,289	96,527
GreenSky, Inc. Class A (a)(b)	645	5,741
GTT Communications, Inc. (a)(b)	496	5,630
Hackett Group, Inc.	437	7,053
i3 Verticals, Inc. Class A (a)	136	3,842
Internap Network Services Corp. (a)(b)	239	263
KBR, Inc.	2,326	70,943
Limelight Networks, Inc. (a)	1,786	7,287
Liveramp Holdings, Inc. (a)	1,124	54,031
ManTech International Corp. Class A	437	34,908
Maximus, Inc.	1,060	78,853
MongoDB, Inc. Class A (a)(b)	457	60,146
NIC, Inc.	1,108	24,764
Okta, Inc. (a)	1,346	155,288
Perficient, Inc. (a)	541	24,924
Perspecta, Inc.	2,334	61,711
Sabre Corp.	4,506	101,115
Science Applications International Corp.	842	73,271
ServiceSource International, Inc. (a)	1,496	2,498
Switch, Inc. Class A	566	8,388
Sykes Enterprises, Inc. (a)	649	24,007
The Western Union Co.	7,263	194,503
Ttec Holdings, Inc.	279	11,054
Unisys Corp. (a)	847	10,045
Virtusa Corp. (a)	456	20,670
WEX, Inc. (a)	707	148,088
		2,503,122
Semiconductors & Semiconductor Equipment - 3.1%
Adesto Technologies Corp. (a)(b)	408	3,468
Advanced Energy Industries, Inc. (a)	632	44,998
Amkor Technology, Inc. (a)	2,167	28,171
Axcelis Technologies, Inc. (a)	525	12,650
AXT, Inc. (a)	446	1,940
Brooks Automation, Inc.	1,184	49,681
Cabot Microelectronics Corp.	472	68,119
Ceva, Inc. (a)	351	9,463
Cirrus Logic, Inc. (a)	979	80,679
Cohu, Inc.	659	15,058
Cree, Inc. (a)	1,676	77,347
Cypress Semiconductor Corp.	5,912	137,927
Diodes, Inc. (a)	655	36,922
Enphase Energy, Inc. (a)(b)	1,258	32,872
Entegris, Inc.	2,276	114,005
First Solar, Inc. (a)	1,250	69,950
FormFactor, Inc. (a)	1,219	31,657
Ichor Holdings Ltd. (a)	385	12,809
Impinj, Inc. (a)(b)	264	6,827
Inphi Corp. (a)	730	54,035
Kulicke & Soffa Industries, Inc.	1,110	30,192
Lattice Semiconductor Corp. (a)	2,154	41,228
MACOM Technology Solutions Holdings, Inc. (a)	748	19,897
MaxLinear, Inc. Class A (a)	1,049	22,260
MKS Instruments, Inc.	884	97,249
Monolithic Power Systems, Inc.	639	113,755
NeoPhotonics Corp. (a)	552	4,869
NVE Corp.	71	5,069
ON Semiconductor Corp. (a)	6,900	168,222
Onto Innovation, Inc. (a)	401	14,653
PDF Solutions, Inc. (a)	468	7,905
Photronics, Inc. (a)	1,144	18,029
Pixelworks, Inc. (a)	562	2,203
Power Integrations, Inc.	462	45,696
Qorvo, Inc. (a)	2,026	235,435
Rambus, Inc. (a)	1,799	24,781
Semtech Corp. (a)	1,088	57,555
Silicon Laboratories, Inc. (a)	710	82,346
SMART Global Holdings, Inc. (a)	215	8,157
SolarEdge Technologies, Inc. (a)	712	67,704
SunPower Corp. (a)(b)	1,369	10,678
Synaptics, Inc. (a)	571	37,555
Teradyne, Inc.	2,907	198,228
Ultra Clean Holdings, Inc. (a)	644	15,115
Universal Display Corp.	696	143,425
Veeco Instruments, Inc. (a)	799	11,733
Xperi Corp.	782	14,467
		2,386,984
Software - 5.2%
2U, Inc. (a)(b)	960	23,030
8x8, Inc. (a)	1,576	28,841
A10 Networks, Inc. (a)	895	6,149
ACI Worldwide, Inc. (a)	1,914	72,512
Alarm.com Holdings, Inc. (a)	581	24,966
Altair Engineering, Inc. Class A (a)(b)	461	16,555
Alteryx, Inc. Class A (a)(b)	517	51,736
American Software, Inc. Class A	483	7,187
AppFolio, Inc. (a)	195	21,440
Appian Corp. Class A (a)(b)	474	18,112
Aspen Technology, Inc. (a)	1,158	140,037
Avaya Holdings Corp. (a)	1,686	22,761
Benefitfocus, Inc. (a)	379	8,315
Blackbaud, Inc.	803	63,919
BlackLine, Inc. (a)	607	31,297
Bottomline Technologies, Inc. (a)	591	31,678
Box, Inc. Class A (a)	2,341	39,282
CDK Global, Inc.	2,106	115,156
Cerence, Inc. (a)	578	13,080
Ceridian HCM Holding, Inc. (a)	659	44,733
Cision Ltd. (a)	1,155	11,515
Cloudera, Inc. (a)(b)	3,591	41,763
CommVault Systems, Inc. (a)	643	28,704
Cornerstone OnDemand, Inc. (a)	881	51,583
Coupa Software, Inc. (a)	864	126,360
Digimarc Corp. (a)(b)	203	6,813
Domo, Inc. Class B (a)	179	3,888
Dropbox, Inc. Class A (a)	1,526	27,331
Ebix, Inc. (b)	386	12,896
eGain Communications Corp. (a)	211	1,671
Envestnet, Inc. (a)	745	51,874
Everbridge, Inc. (a)	469	36,620
Fair Isaac Corp. (a)	475	177,973
FireEye, Inc. (a)	3,260	53,888
Five9, Inc. (a)	971	63,678
Forescout Technologies, Inc. (a)	390	12,792
Guidewire Software, Inc. (a)	1,328	145,775
HubSpot, Inc. (a)	598	94,783
Instructure, Inc. (a)	516	24,876
j2 Global, Inc.	771	72,250
LivePerson, Inc. (a)	959	35,483
LogMeIn, Inc.	846	72,536
Manhattan Associates, Inc. (a)	1,068	85,173
MicroStrategy, Inc. Class A (a)	155	22,108
Mitek Systems, Inc. (a)	494	3,779
MobileIron, Inc. (a)	1,259	6,119
Model N, Inc. (a)	414	14,519
New Relic, Inc. (a)	753	49,480
Nuance Communications, Inc. (a)	4,748	84,657
Nutanix, Inc. Class A (a)	1,224	38,262
Onespan, Inc. (a)	546	9,348
Paycom Software, Inc. (a)	796	210,749
Paylocity Holding Corp. (a)	521	62,947
Pegasystems, Inc.	604	48,109
Pluralsight, Inc. (a)	372	6,402
Progress Software Corp.	740	30,747
Proofpoint, Inc. (a)	895	102,728
PROS Holdings, Inc. (a)	601	36,012
Q2 Holdings, Inc. (a)	601	48,729
QAD, Inc. Class A	167	8,505
Qualys, Inc. (a)	555	46,270
Rapid7, Inc. (a)	680	38,094
RealPage, Inc. (a)	1,206	64,823
RingCentral, Inc. (a)	1,178	198,693
SailPoint Technologies Holding, Inc. (a)	1,075	25,370
SecureWorks Corp. (a)(b)	114	1,899
ShotSpotter, Inc. (a)(b)	137	3,494
Smartsheet, Inc. (a)	216	9,703
SPS Commerce, Inc. (a)	578	32,033
Teradata Corp. (a)	1,953	52,282
The Trade Desk, Inc. (a)	608	157,946
TiVo Corp.	2,052	17,401
Tyler Technologies, Inc. (a)	645	193,513
Upland Software, Inc. (a)	262	9,356
Varonis Systems, Inc. (a)	486	37,767
Verint Systems, Inc. (a)	1,071	59,291
VirnetX Holding Corp. (a)(b)	1,012	3,846
Vobile Group Ltd. (a)	2,000	575
Workiva, Inc. (a)	415	17,451
Yext, Inc. (a)(b)	1,024	14,766
Zendesk, Inc. (a)	1,754	134,409
Zix Corp. (a)	861	5,838
Zoom Video Communications, Inc. Class A (b)	423	28,781
Zuora, Inc. (a)	255	3,654
		3,961,466
Technology Hardware, Storage & Peripherals - 0.5%
3D Systems Corp. (a)(b)	1,773	15,514
Dell Technologies, Inc. (a)	2,447	125,751
Diebold Nixdorf, Inc. (a)(b)	1,274	13,453
Immersion Corp. (a)	332	2,467
NCR Corp. (a)	1,957	68,808
Pure Storage, Inc. Class A (a)	2,871	49,123
Razer, Inc. (a)(c)	65,000	10,594
Xerox Holdings Corp.	3,331	122,814
		408,524

TOTAL INFORMATION TECHNOLOGY		11,835,609

MATERIALS - 4.8%
Chemicals - 2.1%
A. Schulman, Inc. rights (a)(d)	192	83
AdvanSix, Inc. (a)	498	9,940
American Vanguard Corp.	397	7,730
Amyris, Inc. (a)(b)	753	2,327
Ashland Global Holdings, Inc.	1,029	78,749
Axalta Coating Systems Ltd. (a)	3,482	105,853
Balchem Corp.	531	53,966
Cabot Corp.	991	47,092
Chase Corp.	122	14,455
Element Solutions, Inc. (a)	3,862	45,108
Ferro Corp. (a)	1,385	20,540
Flotek Industries, Inc. (a)	1,086	2,172
FutureFuel Corp.	387	4,795
GCP Applied Technologies, Inc. (a)	1,210	27,479
H.B. Fuller Co.	836	43,113
Hawkins, Inc.	152	6,963
Huntsman Corp.	3,507	84,729
Ingevity Corp. (a)	694	60,642
Innophos Holdings, Inc.	323	10,330
Innospec, Inc.	402	41,583
Intrepid Potash, Inc. (a)	1,501	4,068
Koppers Holdings, Inc. (a)	334	12,765
Kraton Performance Polymers, Inc. (a)	540	13,673
Kronos Worldwide, Inc.	341	4,569
Livent Corp. (a)	2,419	20,682
Minerals Technologies, Inc.	585	33,714
NewMarket Corp.	145	70,545
Olin Corp.	2,764	47,679
OMNOVA Solutions, Inc. (a)	776	7,845
PolyOne Corp.	1,322	48,636
PQ Group Holdings, Inc. (a)	601	10,325
Quaker Chemical Corp. (b)	219	36,030
Rayonier Advanced Materials, Inc.	825	3,168
RPM International, Inc.	2,172	166,723
Sensient Technologies Corp.	701	46,329
Stepan Co.	333	34,113
The Chemours Co. LLC	2,829	51,177
The Scotts Miracle-Gro Co. Class A	640	67,955
Tredegar Corp.	438	9,789
Trinseo SA	690	25,675
Tronox Holdings PLC	1,496	17,084
Valvoline, Inc.	3,101	66,392
Venator Materials PLC (a)	844	3,233
W.R. Grace & Co.	1,092	76,276
Westlake Chemical Corp.	599	42,020
		1,588,114
Construction Materials - 0.1%
Eagle Materials, Inc.	775	70,262
Forterra, Inc. (a)	316	3,653
Summit Materials, Inc. (a)	1,846	44,119
U.S. Concrete, Inc. (a)	263	10,957
		128,991
Containers & Packaging - 1.1%
Amcor PLC	7,568	82,037
Aptargroup, Inc.	1,031	119,204
Berry Global Group, Inc. (a)	2,146	101,914
Crown Holdings, Inc. (a)	2,219	160,966
Graphic Packaging Holding Co.	5,123	85,298
Greif, Inc. Class A	439	19,404
Myers Industries, Inc.	587	9,791
O-I Glass, Inc.	2,574	30,708
Sealed Air Corp.	2,572	102,443
Silgan Holdings, Inc.	1,190	36,985
Sonoco Products Co.	1,632	100,727
		849,477
Metals & Mining - 1.2%
AK Steel Holding Corp. (a)	5,146	16,930
Alcoa Corp. (a)	3,096	66,595
Allegheny Technologies, Inc. (a)	2,082	43,014
Carpenter Technology Corp.	778	38,729
Century Aluminum Co. (a)	754	5,666
Cleveland-Cliffs, Inc. (b)	4,900	41,160
Coeur d'Alene Mines Corp. (a)	3,316	26,793
Commercial Metals Co.	1,943	43,271
Compass Minerals International, Inc.	559	34,077
Coronado Global Resources, Inc. unit (c)	2,691	4,173
Gold Resource Corp.	918	5,086
Haynes International, Inc.	214	7,657
Hecla Mining Co.	7,918	26,842
Kaiser Aluminum Corp.	271	30,051
Materion Corp.	325	19,321
McEwen Mining, Inc. (b)	4,449	5,650
Olympic Steel, Inc.	171	3,064
Reliance Steel & Aluminum Co.	1,156	138,443
Royal Gold, Inc.	1,075	131,419
Ryerson Holding Corp. (a)	208	2,461
Schnitzer Steel Industries, Inc. Class A	444	9,626
Steel Dynamics, Inc.	3,704	126,084
SunCoke Energy, Inc.	1,012	6,305
TimkenSteel Corp. (a)	642	5,046
United States Steel Corp. (b)	2,923	33,351
Universal Stainless & Alloy Products, Inc. (a)	108	1,609
Warrior Metropolitan Coal, Inc.	730	15,425
Worthington Industries, Inc.	668	28,176
		916,024
Paper & Forest Products - 0.3%
Boise Cascade Co.	646	23,598
Clearwater Paper Corp. (a)	255	5,447
Domtar Corp.	952	36,404
Louisiana-Pacific Corp.	2,206	65,452
Mercer International, Inc. (SBI)	706	8,684
Neenah, Inc.	278	19,580
P.H. Glatfelter Co.	738	13,505
Resolute Forest Products	1,407	5,909
Schweitzer-Mauduit International, Inc.	500	20,995
Verso Corp. (a)	575	10,367
		209,941

TOTAL MATERIALS		3,692,547

REAL ESTATE - 9.2%
Equity Real Estate Investment Trusts (REITs) - 8.7%
Acadia Realty Trust (SBI)	1,361	35,291
Agree Realty Corp.	567	39,786
Alexander & Baldwin, Inc.	1,118	23,433
Alexanders, Inc.	63	20,812
American Assets Trust, Inc.	625	28,688
American Campus Communities, Inc.	2,257	106,147
American Finance Trust, Inc.	884	11,722
American Homes 4 Rent Class A	4,211	110,370
Americold Realty Trust	955	33,482
Apartment Investment & Management Co. Class A	2,457	126,904
Apple Hospitality (REIT), Inc.	3,563	57,899
Armada Hoffler Properties, Inc.	805	14,772
Ashford Hospitality Trust, Inc.	1,407	3,926
Bluerock Residential Growth (REIT), Inc.	377	4,543
Braemar Hotels & Resorts, Inc.	532	4,751
Brandywine Realty Trust (SBI)	2,973	46,825
Brixmor Property Group, Inc.	4,911	106,127
CareTrust (REIT), Inc.	1,401	28,903
CatchMark Timber Trust, Inc.	795	9,119
CBL & Associates Properties, Inc. (b)	2,758	2,896
Cedar Realty Trust, Inc.	1,422	4,195
Chatham Lodging Trust	764	14,012
City Office REIT, Inc.	676	9,140
Colony Capital, Inc.	8,135	38,641
Columbia Property Trust, Inc.	1,975	41,297
Community Healthcare Trust, Inc.	294	12,601
CoreCivic, Inc.	1,972	34,273
CorEnergy Infrastructure Trust, Inc.	204	9,121
CorePoint Lodging, Inc.	719	7,679
CoreSite Realty Corp.	608	68,169
Corporate Office Properties Trust (SBI)	1,781	52,326
Cousins Properties, Inc.	1,719	70,823
CubeSmart	3,067	96,549
CyrusOne, Inc.	1,736	113,586
DiamondRock Hospitality Co.	3,493	38,702
Douglas Emmett, Inc.	2,646	116,159
Easterly Government Properties, Inc.	992	23,540
EastGroup Properties, Inc.	606	80,398
Empire State Realty Trust, Inc.	2,316	32,331
EPR Properties	1,223	86,393
Equity Commonwealth	2,010	65,988
Essential Properties Realty Trust, Inc.	599	14,861
Farmland Partners, Inc.	481	3,261
First Industrial Realty Trust, Inc.	2,067	85,801
Four Corners Property Trust, Inc.	1,109	31,263
Franklin Street Properties Corp.	1,777	15,211
Front Yard Residential Corp. Class B	805	9,934
Gaming & Leisure Properties	3,304	142,237
Getty Realty Corp.	543	17,848
Gladstone Commercial Corp.	492	10,755
Gladstone Land Corp.	335	4,345
Global Medical REIT, Inc.	477	6,311
Global Net Lease, Inc.	1,332	27,013
Government Properties Income Trust	790	25,391
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,024	32,952
Healthcare Realty Trust, Inc.	2,131	71,111
Healthcare Trust of America, Inc.	3,406	103,134
Hersha Hospitality Trust	643	9,356
Highwoods Properties, Inc. (SBI)	1,700	83,147
Hospitality Properties Trust (SBI)	2,703	65,764
Hudson Pacific Properties, Inc.	2,563	96,497
Independence Realty Trust, Inc.	1,480	20,838
Industrial Logistics Properties Trust	1,073	24,057
Investors Real Estate Trust	203	14,718
Invitation Homes, Inc.	5,442	163,097
iStar Financial, Inc.	1,148	16,657
JBG SMITH Properties	1,782	71,084
Jernigan Capital, Inc.	274	5,244
Kilroy Realty Corp.	1,739	145,902
Kimco Realty Corp.	6,932	143,562
Kite Realty Group Trust	1,409	27,518
Lamar Advertising Co. Class A	1,398	124,785
Lexington Corporate Properties Trust	3,457	36,713
Liberty Property Trust (SBI)	2,428	145,801
Life Storage, Inc.	764	82,726
LTC Properties, Inc.	651	29,145
Mack-Cali Realty Corp.	1,495	34,579
Medical Properties Trust, Inc.	6,960	146,926
Monmouth Real Estate Investment Corp. Class A	1,505	21,792
National Health Investors, Inc.	703	57,280
National Retail Properties, Inc.	2,617	140,324
National Storage Affiliates Trust	940	31,603
New Senior Investment Group, Inc.	1,376	10,526
NexPoint Residential Trust, Inc.	345	15,525
Omega Healthcare Investors, Inc.	3,301	139,797
Outfront Media, Inc.	2,315	62,088
Paramount Group, Inc.	3,344	46,548
Park Hotels & Resorts, Inc.	3,304	85,474
Pebblebrook Hotel Trust	2,099	56,274
Pennsylvania Real Estate Investment Trust (SBI) (b)	1,173	6,252
Physicians Realty Trust	3,003	56,877
Piedmont Office Realty Trust, Inc. Class A	2,134	47,460
Potlatch Corp.	1,103	47,727
Preferred Apartment Communities, Inc. Class A	708	9,431
PS Business Parks, Inc.	327	53,912
QTS Realty Trust, Inc. Class A (b)	886	48,083
Ramco-Gershenson Properties Trust (SBI)	1,318	19,823
Rayonier, Inc.	2,123	69,549
Retail Opportunity Investments Corp.	1,896	33,483
Retail Properties America, Inc.	3,578	47,945
Retail Value, Inc.	264	9,715
Rexford Industrial Realty, Inc.	1,500	68,505
RLJ Lodging Trust	2,924	51,813
Ryman Hospitality Properties, Inc.	893	77,387
Sabra Health Care REIT, Inc.	2,957	63,102
Saul Centers, Inc.	196	10,345
Senior Housing Properties Trust (SBI)	3,885	32,789
Seritage Growth Properties	447	17,916
SITE Centers Corp.	2,392	33,536
SL Green Realty Corp.	1,401	128,724
Spirit Realty Capital, Inc.	1,569	77,163
Stag Industrial, Inc.	1,873	59,131
Store Capital Corp.	3,167	117,939
Summit Hotel Properties, Inc.	1,734	21,398
Sunstone Hotel Investors, Inc.	3,797	52,854
Tanger Factory Outlet Centers, Inc. (b)	1,576	23,214
Taubman Centers, Inc.	1,017	31,619
Terreno Realty Corp.	975	52,787
The GEO Group, Inc.	2,025	33,635
The Macerich Co. (b)	1,735	46,706
UMH Properties, Inc.	594	9,344
Uniti Group, Inc.	2,923	23,998
Universal Health Realty Income Trust (SBI)	211	24,763
Urban Edge Properties	1,875	35,963
Urstadt Biddle Properties, Inc. Class A	487	12,097
VEREIT, Inc.	15,910	147,008
VICI Properties, Inc. (b)	5,925	151,384
Washington Prime Group, Inc. (b)	2,990	10,884
Washington REIT (SBI)	1,315	38,372
Weingarten Realty Investors (SBI)	1,954	61,043
Whitestone REIT Class B	641	8,730
Xenia Hotels & Resorts, Inc.	1,878	40,584
		6,604,084
Real Estate Management & Development - 0.5%
Altisource Portfolio Solutions SA (a)(b)	165	3,189
eXp World Holdings, Inc. (a)(b)	553	6,265
Howard Hughes Corp. (a)	645	81,786
Jones Lang LaSalle, Inc.	747	130,045
Kennedy-Wilson Holdings, Inc.	2,073	46,228
Marcus & Millichap, Inc. (a)	356	13,261
Newmark Group, Inc.	2,397	32,252
RE/MAX Holdings, Inc.	300	11,547
Realogy Holdings Corp. (b)	1,983	19,195
Redfin Corp. (a)(b)	1,111	23,487
Tejon Ranch Co. (a)	357	5,705
The RMR Group, Inc.	120	5,477
The St. Joe Co. (a)(b)	990	19,632
		398,069

TOTAL REAL ESTATE		7,002,153

UTILITIES - 2.5%
Electric Utilities - 0.9%
Allete, Inc.	845	68,589
Avangrid, Inc.	899	45,993
El Paso Electric Co.	649	44,061
Hawaiian Electric Industries, Inc.	1,798	84,254
IDACORP, Inc.	826	88,217
MGE Energy, Inc.	577	45,479
OGE Energy Corp.	3,281	145,906
Otter Tail Corp.	650	33,339
PNM Resources, Inc.	1,321	66,988
Portland General Electric Co.	1,460	81,453
Spark Energy, Inc. Class A, (b)	137	1,265
		705,544
Gas Utilities - 0.6%
Chesapeake Utilities Corp.	271	25,970
National Fuel Gas Co.	1,423	66,226
New Jersey Resources Corp.	1,545	68,861
Northwest Natural Holding Co.	469	34,579
ONE Gas, Inc.	863	80,751
South Jersey Industries, Inc. (b)	1,528	50,393
Southwest Gas Holdings, Inc.	866	65,790
Spire, Inc.	838	69,814
		462,384
Independent Power and Renewable Electricity Producers - 0.2%
Clearway Energy, Inc.:
Class A	528	10,095
Class C	1,220	24,339
Ormat Technologies, Inc.	836	62,299
Pattern Energy Group, Inc.	1,510	40,400
Terraform Power, Inc.	1,351	20,792
		157,925
Multi-Utilities - 0.4%
Avista Corp.	1,077	51,793
Black Hills Corp.	884	69,429
MDU Resources Group, Inc.	3,191	94,805
NorthWestern Energy Corp.	819	58,698
Unitil Corp.	243	15,022
		289,747
Water Utilities - 0.4%
American States Water Co.	609	52,764
Aqua America, Inc.	2,924	137,253
AquaVenture Holdings Ltd. (a)	205	5,560
California Water Service Group	797	41,093
Middlesex Water Co.	265	16,846
SJW Corp.	376	26,719
		280,235

TOTAL UTILITIES		1,895,835

TOTAL COMMON STOCKS
(Cost $69,104,014)		73,651,038

Money Market Funds - 8.6%
Fidelity Cash Central Fund 1.58% (e)	1,266,320	1,266,573
Fidelity Securities Lending Cash Central Fund 1.58% (e)(f)	5,315,138	5,315,670
TOTAL MONEY MARKET FUNDS
(Cost $6,582,243)		6,582,243
TOTAL INVESTMENT IN SECURITIES - 105.1%
(Cost $75,686,257)		80,233,281
NET OTHER ASSETS (LIABILITIES) - (5.1)%		(3,914,130)
NET ASSETS - 100%		$76,319,151

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	15	March 2020	$1,252,950	$613	$613
CME E-mini S&P MidCap 400 Index Contracts (United States)	7	March 2020	1,445,360	3,729	3,729
TOTAL FUTURES CONTRACTS					$4,342

The notional amount of futures purchased as a percentage of Net Assets is 3.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,767 or 0.0% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$19,662
Fidelity Securities Lending Cash Central Fund	22,660
Total	$42,322

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$2,852,349	$2,852,349	$--	$--
Consumer Discretionary	9,314,724	9,285,139	29,585	--
Consumer Staples	2,499,732	2,499,732	--	--
Energy	1,745,555	1,745,555	--	--
Financials	11,700,220	11,700,220	--	--
Health Care	8,912,660	8,912,660	--	--
Industrials	12,199,654	12,199,654	--	--
Information Technology	11,835,609	11,835,609	--	--
Materials	3,692,547	3,692,464	--	83
Real Estate	7,002,153	7,002,153	--	--
Utilities	1,895,835	1,895,835	--	--
Money Market Funds	6,582,243	6,582,243	--	--
Total Investments in Securities:	$80,233,281	$80,203,613	$29,585	$83
Derivative Instruments:
Assets
Futures Contracts	$4,342	$4,342	$--	$--
Total Assets	$4,342	$4,342	$--	$--
Total Derivative Instruments:	$4,342	$4,342	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$4,342	$0
Total Equity Risk	4,342	0
Total Value of Derivatives	$4,342	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

VIP Extended Market Index Portfolio

Financial Statements

Statement of Assets and Liabilities

		December 31, 2019
Assets
Investment in securities, at value (including securities loaned of $5,196,511) — See accompanying schedule: Unaffiliated issuers (cost $69,104,014)	$73,651,038
Fidelity Central Funds (cost $6,582,243)	6,582,243
Total Investment in Securities (cost $75,686,257)		$80,233,281
Segregated cash with brokers for derivative instruments		51,600
Cash		88,352
Foreign currency held at value (cost $2,376)		2,421
Receivable for investments sold		18,161
Receivable for fund shares sold		1,147,724
Dividends receivable		95,781
Distributions receivable from Fidelity Central Funds		4,305
Receivable for daily variation margin on futures contracts		1,668
Total assets		81,643,293
Liabilities
Payable for fund shares redeemed	$86
Accrued management fee	4,291
Distribution and service plan fees payable	323
Other affiliated payables	3,678
Other payables and accrued expenses	39
Collateral on securities loaned	5,315,725
Total liabilities		5,324,142
Net Assets		$76,319,151
Net Assets consist of:
Paid in capital		$72,231,327
Total accumulated earnings (loss)		4,087,824
Net Assets		$76,319,151
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($73,052,439 ÷ 6,722,805 shares)		$10.87
Service Class:
Net Asset Value, offering price and redemption price per share ($2,132,995 ÷ 196,398 shares)		$10.86
Service Class 2:
Net Asset Value, offering price and redemption price per share ($1,133,717 ÷ 104,285 shares)		$10.87

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2019
Investment Income
Dividends		$803,842
Interest		635
Income from Fidelity Central Funds (including $22,660 from security lending)		42,322
Total income		846,799
Expenses
Management fee	$36,934
Transfer agent fees	31,658
Distribution and service plan fees	2,915
Independent trustees' fees and expenses	266
Commitment fees	70
Total expenses before reductions	71,843
Expense reductions	(120)
Total expenses after reductions		71,723
Net investment income (loss)		775,076
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	339,596
Fidelity Central Funds	(48)
Foreign currency transactions	13
Futures contracts	208,690
Total net realized gain (loss)		548,251
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	9,955,892
Assets and liabilities in foreign currencies	45
Futures contracts	(7,597)
Total change in net unrealized appreciation (depreciation)		9,948,340
Net gain (loss)		10,496,591
Net increase (decrease) in net assets resulting from operations		$11,271,667

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2019	For the period April 17, 2018 (commencement of operations) to December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$775,076	$251,611
Net realized gain (loss)	548,251	(263,234)
Change in net unrealized appreciation (depreciation)	9,948,340	(5,396,929)
Net increase (decrease) in net assets resulting from operations	11,271,667	(5,408,552)
Distributions to shareholders	(1,526,033)	(278,790)
Share transactions - net increase (decrease)	35,348,921	36,911,938
Total increase (decrease) in net assets	45,094,555	31,224,596
Net Assets
Beginning of period	31,224,596	–
End of period	$76,319,151	$31,224,596

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Extended Market Index Portfolio Initial Class

Years ended December 31,	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$8.82	$10.00
Income from Investment Operations
Net investment income (loss)B	.15	.11
Net realized and unrealized gain (loss)	2.13	(1.21)
Total from investment operations	2.28	(1.10)
Distributions from net investment income	(.12)	(.08)
Distributions from net realized gain	(.11)	–
Total distributions	(.23)	(.08)
Net asset value, end of period	$10.87	$8.82
Total ReturnC,D,E	25.88%	(10.99)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.13%	.13%H
Expenses net of fee waivers, if any	.13%	.13%H
Expenses net of all reductions	.13%	.13%H
Net investment income (loss)	1.47%	1.57%H
Supplemental Data
Net assets, end of period (000 omitted)	$73,052	$30,342
Portfolio turnover rateI	17%	11%H

 A For the period April 17, 2018 (commencement of operations) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Extended Market Index Portfolio Service Class

Year ended December 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.44
Income from Investment Operations
Net investment income (loss)B	.12
Net realized and unrealized gain (loss)	.53
Total from investment operations	.65
Distributions from net investment income	(.12)
Distributions from net realized gain	(.11)
Total distributions	(.23)
Net asset value, end of period	$10.86
Total ReturnC,D,E	6.24%
Ratios to Average Net AssetsF,G
Expenses before reductions	.23%H
Expenses net of fee waivers, if any	.23%H
Expenses net of all reductions	.23%H
Net investment income (loss)	1.58%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,133
Portfolio turnover rateI	17%

 A For the period April 11, 2019 (commencement of sale of shares) to December 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Extended Market Index Portfolio Service Class 2

Years ended December 31,	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$8.83	$10.00
Income from Investment Operations
Net investment income (loss)B	.12	.10
Net realized and unrealized gain (loss)	2.12	(1.21)
Total from investment operations	2.24	(1.11)
Distributions from net investment income	(.10)	(.06)
Distributions from net realized gain	(.11)	–
Total distributions	(.20)C	(.06)
Net asset value, end of period	$10.87	$8.83
Total ReturnD,E,F	25.44%	(11.09)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.38%	.38%I
Expenses net of fee waivers, if any	.38%	.38%I
Expenses net of all reductions	.38%	.38%I
Net investment income (loss)	1.22%	1.32%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,134	$883
Portfolio turnover rateJ	17%	11%I

 A For the period April 17, 2018 (commencement of operations) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.20 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $.105 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP International Index Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2019	Past 1 year	Life of fundA
Initial Class	21.53%	2.30%
Service Class	21.33%	2.20%
Service Class 2	21.16%	2.06%

 A From April 17, 2018

 The initial offering of Service Class shares took place on April 11, 2019. Returns prior to April 11, 2019 are those of Initial Class.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP International Index Portfolio - Initial Class on April 17, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Fidelity Global ex U.S. Index℠ performed over the same period.

Period Ending Values
$10.395	VIP International Index Portfolio - Initial Class
$10,490	Fidelity Global ex U.S. Index℠

VIP International Index Portfolio

Management's Discussion of Fund Performance

Market Recap:  The MSCI ACWI (All Country World Index) ex USA Index gained 21.74% in 2019, as international stocks benefited from accommodative monetary policies from central banks around the world, favorable economic growth and de-escalation of the U.S.–China trade conflict. In January, the U.S. Federal Reserve pivoted to a more dovish approach to interest rates, joining many foreign central banks that were easing and leading to a 7.57% monthly advance for the index. After more-modest gains in February (+1.96%), March (+0.63%) and April (+2.67%), the index returned -5.33% in May, when U.S.–China trade tension heightened. In June, stocks rebounded 6.03%, as policy stimulus in China stabilized that country’s economic growth. The Fed cut its policy rate in July, its first reduction since 2008. However, the index returned -1.21% for the month, followed by a -3.08% result in August. In September, the Fed cut its policy rate another quarter point and did the same in October, leading to monthly gains of 2.59% and 3.49%, respectively. In the fourth quarter, improved relations between the U.S. and China sparked an 8.95% gain. For the full 12 months, the information technology sector (+41%) led the way, followed by health care and consumer discretionary (+28% each). Conversely, communications services (+12%) and energy (+16%) notably lagged the broader market. By region, Canada (+29%) stood out, while the U.K. (+21%), Japan (+20%) and emerging markets (+19%) rose roughly in line with the index.

Comments from the Geode Capital Management, LLC, passive equity index team:  For the fiscal year, the fund's share classes gained about 21% to 22%, roughly in line with the 22.07% increase in the benchmark Fidelity Global ex U.S. Index. (The fund's performance relative to the index can be affected by Fidelity's methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index.) Individually, the top contributor was Chinese e-commerce company Alibaba Group Holding (+55%), whose shares rose on strong earnings and investors' optimism for future growth, despite China's economic slowdown and strained U.S.–China trade relations. Swiss packaged-foods giant Nestle (+36%) reported favorable sales growth. Contract chipmaker Taiwan Semiconductor Manufacturing (+56%) contributed, driven partly by expectations for higher demand for more-powerful consumer devices designed to work with fifth-generation (5G) wireless networks. Dutch semiconductor equipment supplier ASML Holding (+91%) reported favorable financial results, while other contributors included Swiss pharmaceutical company Novartis (+30%) and Korean electronics giant Samsung Electronics (+42%). In contrast, shares of Finnish telecom-equipment manufacturer Nokia (-35%) plunged in October after the company issued a disappointing financial outlook. China-based Baidu (-20%) struggled, as the company anticipated continued challenges for its core online search-advertising business. Israeli generic drug maker Teva Pharmaceuticals (-36%) fell sharply due to increasing competition and potential costly legal exposure to the opioid crisis. Nordic-Baltic banking group Swedbank (-27%) also detracted.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to Shareholders:  On March 22, 2019, Pat Waddell retired and is no longer a portfolio manager with Geode Capital Management.

VIP International Index Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of December 31, 2019

% of fund's net assets
Nestle SA (Reg. S) (Switzerland, Food Products)	1.3
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	1.1
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	1.0
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	1.0
Novartis AG (Switzerland, Pharmaceuticals)	0.9
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	0.9
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	0.8
Toyota Motor Corp. (Japan, Automobiles)	0.8
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	0.6
SAP SE (Germany, Software)	0.6
9.0

Top Market Sectors as of December 31, 2019

% of fund's net assets
Financials	20.3
Industrials	10.7
Consumer Discretionary	10.7
Information Technology	9.0
Consumer Staples	8.9
Health Care	7.9
Materials	5.9
Communication Services	5.7
Energy	5.7
Real Estate	2.3

Geographic Diversification (% of fund's net assets)

As of December 31, 2019
Japan	16.7%
United Kingdom	9.7%
United States of America*	9.1%
Canada	6.8%
France	5.7%
Switzerland	5.5%
Germany	5.0%
Cayman Islands	4.3%
Australia	4.1%
Other	33.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of December 31, 2019

% of fund's net assets
Stocks and Equity Futures	99.7
Short-Term Investments and Net Other Assets (Liabilities)	0.3

VIP International Index Portfolio

Schedule of Investments December 31, 2019

Showing Percentage of Net Assets

Common Stocks - 89.2%
	Shares	Value
Australia - 4.1%
AGL Energy Ltd.	3,388	$48,811
ALS Ltd.	2,543	16,382
Alumina Ltd.	11,281	18,208
AMP Ltd.	15,344	20,620
Ansell Ltd.	638	12,997
APA Group unit	6,157	47,959
Aristocrat Leisure Ltd.	3,282	77,547
ASX Ltd.	1,001	55,079
Atlas Arteria Ltd. unit	4,790	26,320
Aurizon Holdings Ltd.	10,154	37,267
Australia & New Zealand Banking Group Ltd.	15,376	265,174
Bank of Queensland Ltd.	2,314	11,773
Beach Energy Ltd.	8,414	14,820
Bendigo & Adelaide Bank Ltd.	2,523	17,316
BHP Billiton Ltd.	15,516	424,864
BlueScope Steel Ltd.	2,909	30,743
Boral Ltd.	6,109	19,206
Brambles Ltd.	8,221	67,614
Caltex Australia Ltd.	1,326	31,591
Carsales.com Ltd.	1,360	15,852
Challenger Ltd.	2,924	16,600
Charter Hall Group unit	2,250	17,495
Cimic Group Ltd.	521	12,116
Coca-Cola Amatil Ltd.	2,575	19,985
Cochlear Ltd.	299	47,154
Coles Group Ltd.	5,833	60,745
Commonwealth Bank of Australia	9,291	520,945
Computershare Ltd.	2,497	29,403
Crown Ltd.	2,002	16,873
CSL Ltd.	2,386	461,726
DEXUS Property Group unit	5,236	42,990
Downer EDI Ltd.	3,334	19,115
Evolution Mining Ltd.	8,076	21,536
Fortescue Metals Group Ltd.	8,835	66,278
Goodman Group unit	8,304	77,911
Iluka Resources Ltd.	2,019	13,177
Incitec Pivot Ltd.	9,268	20,682
Insurance Australia Group Ltd.	12,072	64,892
Lendlease Group unit	3,244	40,066
Link Administration Holdings Ltd.	2,702	11,111
Macquarie Group Ltd.	1,696	164,065
Magellan Financial Group Ltd.	729	29,134
Medibank Private Ltd.	13,870	30,757
Mirvac Group unit	19,129	42,688
National Australia Bank Ltd.	14,517	251,204
Newcrest Mining Ltd.	3,949	83,829
Northern Star Resources Ltd.	3,296	26,160
Orica Ltd.	1,860	28,690
Origin Energy Ltd.	9,036	53,582
Orora Ltd.	5,803	12,950
OZ Minerals Ltd.	1,459	10,802
Qantas Airways Ltd.	5,036	25,127
QBE Insurance Group Ltd.	7,132	64,463
Qube Holdings Ltd.	8,067	18,625
Ramsay Health Care Ltd.	654	33,287
realestate.com.au Ltd.	248	18,030
Reliance Worldwide Corp. Ltd.	4,159	11,791
Rio Tinto Ltd.	1,985	139,855
Santos Ltd.	9,112	52,306
Scentre Group unit	27,825	74,785
SEEK Ltd.	1,731	27,392
Sonic Healthcare Ltd.	2,385	48,118
South32 Ltd.	26,511	50,231
Spark Infrastructure Group unit	8,822	12,939
Stockland Corp. Ltd. unit	12,796	41,486
Suncorp Group Ltd.	6,607	60,089
Sydney Airport unit	5,661	34,403
Tabcorp Holdings Ltd.	10,659	33,884
Telstra Corp. Ltd.	21,256	52,804
The GPT Group unit	9,376	36,846
The Star Entertainment Group Ltd.	3,979	12,844
Transpacific Industries Group Ltd.	11,414	16,100
Transurban Group unit	13,886	145,291
Treasury Wine Estates Ltd.	3,689	42,041
Vicinity Centres unit	16,725	29,225
Washington H. Soul Pattinson & Co. Ltd.	709	10,697
Wesfarmers Ltd.	6,034	175,302
Westpac Banking Corp.	18,216	311,070
Whitehaven Coal Ltd.	4,466	8,274
Woodside Petroleum Ltd.	4,851	117,036
Woolworths Group Ltd.	6,955	176,485
WorleyParsons Ltd.	1,743	18,726

TOTAL AUSTRALIA		5,474,356

Austria - 0.2%
ams AG (a)	336	13,634
Andritz AG	345	14,860
BAWAG Group AG (b)	249	11,340
BUWOG AG rights (a)(c)	115	0
CA Immobilien Anlagen AG	376	15,795
Erste Group Bank AG	1,536	57,822
IMMOFINANZ Immobilien Anlagen AG	490	13,136
Lenzing AG	67	6,223
Oesterreichische Post AG	170	6,483
OMV AG	749	42,075
Raiffeisen International Bank-Holding AG	682	17,128
S&T AG	266	6,349
Verbund AG	361	18,117
Voestalpine AG	691	19,269
Wienerberger AG	576	17,070

TOTAL AUSTRIA		259,301

Bailiwick of Jersey - 0.4%
Experian PLC	4,779	162,006
Ferguson PLC	1,250	113,759
Glencore Xstrata PLC	64,124	199,664
Polymetal International PLC	1,216	19,248
WPP PLC	6,523	91,793

TOTAL BAILIWICK OF JERSEY		586,470

Belgium - 0.7%
Ackermans & Van Haaren SA	109	17,080
Ageas	1,014	59,918
Anheuser-Busch InBev SA NV	5,255	430,387
Cofinimmo SA	111	16,311
Colruyt NV	260	13,556
Galapagos Genomics NV (a)	257	53,520
Groupe Bruxelles Lambert SA	434	45,741
KBC Groep NV	1,777	133,668
Proximus	785	22,471
Sofina SA	84	18,147
Solvay SA Class A	379	43,915
Telenet Group Holding NV	300	13,481
UCB SA	669	53,205
Umicore SA	1,149	55,884
Warehouses de Pauw	95	17,284

TOTAL BELGIUM		994,568

Bermuda - 0.4%
Alibaba Health Information Technology Ltd. (a)	20,000	23,100
Alibaba Pictures Group Ltd. (a)	70,000	12,307
Beijing Enterprises Water Group Ltd.	32,000	16,180
Brilliance China Automotive Holdings Ltd.	14,000	14,517
Cheung Kong Infrastructure Holdings Ltd.	4,000	28,464
China Gas Holdings Ltd.	11,600	43,469
China Resource Gas Group Ltd.	4,000	21,970
Credicorp Ltd. (United States)	352	75,022
GasLog Ltd.	237	2,320
Golar LNG Ltd.	505	7,181
Haier Electronics Group Co. Ltd.	6,000	18,749
Hiscox Ltd.	1,494	28,180
Hongkong Land Holdings Ltd.	6,115	35,161
Jardine Matheson Holdings Ltd.	1,642	91,295
Jardine Strategic Holdings Ltd.	881	27,003
Kunlun Energy Co. Ltd.	18,000	15,893
NWS Holdings Ltd.	9,000	12,612
Shenzhen International Holdings Ltd.	5,738	12,607
Ship Finance International Ltd. (NY Shares)	505	7,343

TOTAL BERMUDA		493,373

Brazil - 1.1%
Ambev SA	22,800	105,818
Atacadao Distribuicao Comercio e Industria Ltda	2,100	12,190
B2W Companhia Global do Varejo (a)	971	15,173
Banco Bradesco SA	7,720	65,384
Banco do Brasil SA	6,200	81,409
BB Seguridade Participacoes SA	3,500	32,801
BM&F BOVESPA SA	10,600	113,228
BR Malls Participacoes SA	4,200	18,856
Brasil Foods SA (a)	3,800	33,251
CCR SA	5,500	25,950
Centrais Eletricas Brasileiras SA (Electrobras) (a)	286	2,687
Centrais Eletricas Brasileiras SA (Electrobras)	266	2,529
Centrais Eletricas Brasileiras SA (Electrobras)	1,400	13,155
Centrais Eletricas Brasileiras SA (Electrobras) rights 12/17/19 (a)	286	38
Cielo SA	5,700	11,860
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	1,700	25,593
Companhia Siderurgica Nacional SA (CSN)	3,200	11,224
Compania de Saneamento do Parana unit	400	10,085
Cosan SA Industria e Comercio	1,100	19,024
CPFL Energia SA	1,200	10,605
CVC Brasil Operadora e Agencia de Viagens SA	800	8,711
Drogasil SA	1,300	36,078
Embraer SA	3,500	17,166
ENGIE Brasil Energia SA	1,450	18,311
Equatorial Energia SA	4,000	22,661
Estacio Participacoes SA	1,900	22,435
Hypermarcas SA	2,200	19,519
IRB Brasil Resseguros SA	1,400	13,556
JBS SA	5,400	34,633
Klabin SA unit	4,100	18,764
Kroton Educacional SA	7,800	22,163
Localiza Rent A Car SA	2,730	32,175
Lojas Americanas SA rights 1/6/20 (a)	36	84
Lojas Renner SA	4,070	56,851
M. Dias Branco SA	700	6,639
Magazine Luiza SA	3,455	40,968
Multiplan Empreendimentos Imobiliarios SA	1,700	13,988
Natura & Co. Holding SA	1,700	16,342
Notre Dame Intermedica Participacoes SA	1,400	23,753
Oi SA (a)	27,900	5,965
Petrobras Distribuidora SA	2,000	14,950
Petroleo Brasileiro SA - Petrobras (ON)	12,200	97,049
Rumo SA (a)	5,700	36,983
Sul America SA unit	1,400	20,854
Suzano Papel e Celulose SA	3,100	30,578
Terna Participacoes SA unit	1,800	13,952
TIM Participacoes SA	3,800	14,803
Ultrapar Participacoes SA	4,500	28,503
Vale SA (a)	16,500	218,622
Weg SA	3,550	30,587

TOTAL BRAZIL		1,548,503

British Virgin Islands - 0.0%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	501	11,172
Canada - 6.2%
Agnico Eagle Mines Ltd. (Canada)	1,212	74,649
Air Canada (a)	1,396	52,150
Algonquin Power & Utilities Corp.	2,868	40,572
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	4,654	147,697
AltaGas Ltd.	1,598	24,341
ARC Resources Ltd.	1,767	11,131
ATCO Ltd. Class I (non-vtg.)	377	14,449
Aurora Cannabis, Inc. (a)(d)	4,822	10,360
B2Gold Corp.	5,399	21,662
Bank of Montreal	3,401	263,584
Bank of Nova Scotia	6,496	366,934
Barrick Gold Corp. (Canada)	9,272	172,223
Bausch Health Cos., Inc. (Canada) (a)	1,613	48,283
BCE, Inc.	1,625	75,284
BlackBerry Ltd. (a)	2,509	16,134
Bombardier, Inc. Class B (sub. vtg.) (a)	10,406	15,466
Brookfield Asset Management, Inc. (Canada) Class A	4,609	266,307
CAE, Inc.	1,420	37,595
Cameco Corp.	2,032	18,058
Canada Goose Holdings, Inc. (a)(d)	323	11,706
Canadian Apartment Properties (REIT) unit	369	15,063
Canadian Imperial Bank of Commerce	2,364	196,722
Canadian National Railway Co.	3,846	347,919
Canadian Natural Resources Ltd.	6,382	206,418
Canadian Pacific Railway Ltd.	754	192,212
Canadian Tire Ltd. Class A (non-vtg.)	317	34,116
Canadian Utilities Ltd. Class A (non-vtg.)	605	18,249
Capital Power Corp.	500	13,242
CCL Industries, Inc. Class B	764	32,547
Cenovus Energy, Inc. (Canada)	5,554	56,457
CGI Group, Inc. Class A (sub. vtg.) (a)	1,289	107,871
CI Financial Corp.	1,337	22,353
Constellation Software, Inc.	102	99,063
Cronos Group, Inc. (a)	791	6,073
Descartes Systems Group, Inc. (Canada) (a)	367	15,686
Dollarama, Inc.	1,541	52,963
Element Financial Corp.	2,178	18,601
Emera, Inc.	1,193	51,255
Empire Co. Ltd. Class A (non-vtg.)	787	18,461
Enbridge, Inc.	10,645	423,242
Encana Corp. (Toronto)	4,689	21,955
Fairfax Financial Holdings Ltd. (sub. vtg.)	153	71,842
Finning International, Inc.	1,007	19,620
First Capital Realty, Inc. unit	883	14,055
First Quantum Minerals Ltd.	3,457	35,061
FirstService Corp.	172	16,013
Fortis, Inc.	2,332	96,760
Franco-Nevada Corp.	962	99,337
George Weston Ltd.	387	30,703
Gildan Activewear, Inc.	1,091	32,254
Great Canadian Gaming Corp. (a)	343	11,369
Great-West Lifeco, Inc.	1,489	38,138
H&R (REIT) unit	767	12,463
Husky Energy, Inc.	1,500	12,037
Hydro One Ltd. (b)	1,591	30,728
iA Financial Corp, Inc.	570	31,310
Imperial Oil Ltd.	1,190	31,479
Intact Financial Corp.	731	79,047
Inter Pipeline Ltd.	2,112	36,660
Keyera Corp.	1,081	28,321
Kinross Gold Corp. (a)	6,344	30,094
Kirkland Lake Gold Ltd.	981	43,242
Loblaw Companies Ltd.	935	48,242
Lundin Mining Corp.	3,481	20,802
Magna International, Inc. Class A (sub. vtg.)	1,605	88,003
Manulife Financial Corp.	10,516	213,470
Methanex Corp.	371	14,328
Metro, Inc. Class A (sub. vtg.)	1,243	51,298
National Bank of Canada	1,772	98,360
Nutrien Ltd.	3,265	156,317
Onex Corp. (sub. vtg.)	493	31,196
Open Text Corp.	1,394	61,426
Parkland Fuel Corp.	655	24,065
Pembina Pipeline Corp.	2,640	97,850
Power Corp. of Canada (sub. vtg.)	1,943	50,051
Power Financial Corp.	1,289	34,683
PrairieSky Royalty Ltd.	1,150	13,488
Quebecor, Inc. Class B (sub. vtg.)	1,022	26,082
Restaurant Brands International, Inc.	1,311	83,574
RioCan (REIT)	826	17,022
Ritchie Bros. Auctioneers, Inc.	552	23,686
Rogers Communications, Inc. Class B (non-vtg.)	1,949	96,778
Royal Bank of Canada	7,606	601,838
Saputo, Inc.	1,166	36,097
Shaw Communications, Inc. Class B	2,268	46,022
Shopify, Inc. Class A (a)	501	199,196
SNC-Lavalin Group, Inc.	868	20,020
Stantec, Inc.	679	19,190
Sun Life Financial, Inc.	3,238	147,643
Suncor Energy, Inc.	8,493	278,358
TC Energy Corp.	4,831	257,296
Teck Resources Ltd. Class B (sub. vtg.)	2,614	45,333
TELUS Corp.	1,032	39,959
The Stars Group, Inc. (a)	1,110	28,969
The Toronto-Dominion Bank	9,686	543,245
Thomson Reuters Corp.	935	66,884
Toromont Industries Ltd.	398	21,636
Tourmaline Oil Corp.	1,273	14,921
TransForce, Inc.	423	14,258
Vermilion Energy, Inc.	970	15,859
Waste Connection, Inc. (Canada)	1,367	124,167
West Fraser Timber Co. Ltd.	256	11,292
Wheaton Precious Metals Corp.	2,290	68,142
WSP Global, Inc.	346	23,626
Yamana Gold, Inc.	4,823	19,091

TOTAL CANADA		8,333,349

Cayman Islands - 4.3%
58.com, Inc. ADR (a)	442	28,611
AAC Technology Holdings, Inc.	4,000	34,906
Agile Property Holdings Ltd.	8,000	12,032
Airtac International Group	1,000	15,595
Alibaba Group Holding Ltd. sponsored ADR (a)	6,908	1,465,187
Anta Sports Products Ltd.	5,000	44,756
ASM Pacific Technology Ltd.	1,300	18,034
Autohome, Inc. ADR Class A (a)(d)	298	23,843
Baidu.com, Inc. sponsored ADR (a)	1,474	186,314
BeiGene Ltd. ADR (a)	200	33,152
Chailease Holding Co. Ltd.	6,140	28,325
Cheung Kong Property Holdings Ltd.	14,000	101,061
China Biologic Products Holdings, Inc. (a)	148	17,224
China Conch Venture Holdings Ltd.	9,000	39,270
China Mengniu Dairy Co. Ltd.	14,000	56,594
China Resources Cement Holdings Ltd.	10,000	12,731
China Resources Land Ltd.	14,000	69,710
CIFI Holdings Group Co. Ltd.	22,597	19,110
CK Hutchison Holdings Ltd.	14,500	138,258
Country Garden Holdings Co. Ltd.	36,759	58,873
Ctrip.com International Ltd. ADR (a)	2,054	68,891
ENN Energy Holdings Ltd.	4,100	44,803
Evergrande Real Estate Group Ltd.	15,000	41,580
Geely Automobile Holdings Ltd.	29,000	56,718
Hengan International Group Co. Ltd.	4,000	28,490
Huazhu Group Ltd. ADR	557	22,319
iQIYI, Inc. ADR (a)(d)	706	14,904
JD.com, Inc. sponsored ADR (a)	4,233	149,129
Kingboard Chemical Holdings Ltd.	3,000	9,509
Kingsoft Corp. Ltd. (a)	5,000	12,962
Li Ning Co. Ltd.	8,500	25,471
Longfor Properties Co. Ltd. (b)	7,500	35,131
Meituan Dianping Class B (a)	19,600	256,309
Melco Crown Entertainment Ltd. sponsored ADR	1,198	28,956
Minth Group Ltd.	4,000	14,117
Momo, Inc. ADR	682	22,847
NetEase, Inc. ADR	380	116,523
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	605	73,356
PagSeguro Digital Ltd. (a)	817	27,909
Parade Technologies Ltd.	1,000	20,559
Ping An Healthcare and Technology Co. Ltd. (a)(b)	2,700	19,698
Sands China Ltd.	12,400	66,278
Semiconductor Manufacturing International Corp. (a)	15,000	22,984
Shenzhou International Group Holdings Ltd.	3,800	55,545
Shimao Property Holdings Ltd.	5,500	21,316
Silergy Corp.	1,000	31,758
Silicon Motion Technology Corp. sponsored ADR	138	6,998
SINA Corp. (a)	338	13,496
Sino Biopharmaceutical Ltd.	33,500	46,860
StoneCo Ltd. Class A (a)(d)	430	17,153
Sunac China Holdings Ltd.	12,000	71,686
Sunny Optical Technology Group Co. Ltd.	3,400	58,861
TAL Education Group ADR (a)	1,942	93,604
Tencent Holdings Ltd.	29,000	1,397,109
Tingyi (Cayman Islands) Holding Corp.	10,000	17,068
Tongcheng-Elong Holdings Ltd. (a)	5,200	9,329
Vipshop Holdings Ltd. ADR (a)	2,117	29,998
Want Want China Holdings Ltd.	32,000	29,896
Weibo Corp. sponsored ADR (a)(d)	344	15,944
WH Group Ltd. (b)	47,500	49,071
Wharf Real Estate Investment Co. Ltd.	6,000	36,613
Wuxi Biologics (Cayman), Inc. (a)(b)	2,500	31,650
Wynn Macau Ltd.	8,000	19,712
Xiaomi Corp. Class B (a)(b)	67,600	93,519
Xinyi Glass Holdings Ltd.	12,000	15,893
YY, Inc. ADR (a)	272	14,359
Zall Smart Commerce Ltd. (a)	10,000	975
Zhen Ding Technology Holding Ltd.	2,000	9,561
ZTO Express (Cayman), Inc. sponsored ADR	1,918	44,785

TOTAL CAYMAN ISLANDS		5,815,788

Chile - 0.2%
Aguas Andinas SA	16,947	7,189
Banco de Chile	139,600	14,796
Banco de Credito e Inversiones	267	12,108
Banco Santander Chile	345,063	19,732
Cencosud SA	6,717	8,843
Colbun SA	26,156	4,174
Compania Cervecerias Unidas SA	705	6,910
Compania de Petroleos de Chile SA (COPEC)	1,973	17,711
CorpBanca SA	494,787	2,869
Empresa Nacional de Telecomunicaciones SA (ENTEL) (a)	443	3,151
Empresas CMPC SA	5,597	13,696
Enel Chile SA	134,883	12,646
Enersis SA	152,721	33,918
LATAM Airlines Group SA	1,440	14,449
Parque Arauco SA	3,775	9,287
S.A.C.I. Falabella	3,628	15,637

TOTAL CHILE		197,116

China - 1.9%
Agricultural Bank of China Ltd. (H Shares)	147,000	64,706
Air China Ltd. (H Shares)	12,000	12,181
Anhui Conch Cement Co. Ltd. (H Shares)	6,000	43,735
Bank Communications Co. Ltd. (H Shares)	111,000	78,916
Bank of China Ltd. (H Shares)	405,000	173,075
BYD Co. Ltd. (H Shares)	3,000	14,957
CGN Power Co. Ltd. (H Shares) (b)	53,000	14,147
China Cinda Asset Management Co. Ltd. (H Shares)	52,000	11,812
China CITIC Bank Corp. Ltd. (H Shares)	60,000	35,959
China Communications Construction Co. Ltd. (H Shares)	22,000	17,928
China Communications Services Corp. Ltd. (H Shares)	12,000	8,747
China Construction Bank Corp. (H Shares)	571,000	495,081
China Huarong Asset Management Co. Ltd. (b)	43,000	6,787
China International Capital Corp. Ltd. (H Shares) (b)	6,800	13,107
China Life Insurance Co. Ltd. (H Shares)	40,000	111,266
China Longyuan Power Grid Corp. Ltd. (H Shares)	16,000	10,123
China Merchants Bank Co. Ltd. (H Shares)	19,500	100,224
China Minsheng Banking Corp. Ltd. (H Shares)	35,300	26,682
China National Building Materials Co. Ltd. (H Shares)	20,000	22,330
China Oilfield Services Ltd. (H Shares)	10,000	15,682
China Pacific Insurance (Group) Co. Ltd. (H Shares)	13,200	52,005
China Petroleum & Chemical Corp. (H Shares)	132,000	79,481
China Railway Construction Corp. Ltd. (H Shares)	9,000	9,852
China Railway Group Ltd. (H Shares)	22,000	13,580
China Shenhua Energy Co. Ltd. (H Shares)	17,500	36,562
China Telecom Corp. Ltd. (H Shares)	72,000	29,660
China Tower Corp. Ltd. (H Shares) (b)	232,000	51,210
China Vanke Co. Ltd. (H Shares)	6,400	27,309
CITIC Securities Co. Ltd. (H Shares)	11,000	25,099
CRRC Corp. Ltd. (H Shares)	21,000	15,307
Dongfeng Motor Group Co. Ltd. (H Shares)	14,000	13,169
GF Securities Co. Ltd. (H Shares)	4,800	5,846
Great Wall Motor Co. Ltd. (H Shares)	14,500	10,718
Guangzhou Automobile Group Co. Ltd. (H Shares)	14,800	18,423
Guangzhou R&F Properties Co. Ltd. (H Shares)	6,400	11,811
Haitong Securities Co. Ltd. (H Shares)	16,400	19,384
Huaneng Power International, Inc. (H Shares)	22,000	11,124
Huatai Securities Co. Ltd. (H Shares) (b)	8,400	14,855
Industrial & Commercial Bank of China Ltd. (H Shares)	411,000	317,098
New China Life Insurance Co. Ltd. (H Shares)	4,500	19,346
People's Insurance Co. of China Group (H Shares)	39,000	16,216
PetroChina Co. Ltd. (H Shares)	108,000	54,367
PICC Property & Casualty Co. Ltd. (H Shares)	36,000	43,381
Ping An Insurance Group Co. of China Ltd. (H Shares)	26,500	313,587
Postal Savings Bank of China Co. Ltd. (H Shares) (b)	41,000	27,887
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	12,000	14,383
Shanghai Pharmaceuticals Holding Co. Ltd. (H Shares)	4,100	7,977
Sinopharm Group Co. Ltd. (H Shares)	6,400	23,367
TravelSky Technology Ltd. (H Shares)	6,000	14,645
Weichai Power Co. Ltd. (H Shares)	10,000	21,098
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	2,700	9,771
Zijin Mining Group Co. Ltd. (H Shares)	28,000	13,942

TOTAL CHINA		2,619,905

Colombia - 0.0%
Bancolombia SA	712	9,530
Grupo de Inversiones Suramerica SA	1,306	13,508
Interconexion Electrica SA ESP	2,273	13,553
Inversiones Argos SA	1,848	10,007

TOTAL COLOMBIA		46,598

Czech Republic - 0.0%
Ceske Energeticke Zavody A/S	986	22,160
Komercni Banka A/S	373	13,648
MONETA Money Bank A/S (b)	1,346	5,047

TOTAL CZECH REPUBLIC		40,855

Denmark - 1.1%
A.P. Moller - Maersk A/S:
Series A	21	28,465
Series B	30	43,285
Ambu A/S Series B	965	16,180
Carlsberg A/S Series B	549	81,899
Christian Hansen Holding A/S	513	40,781
Coloplast A/S Series B	608	75,422
Danske Bank A/S	3,654	59,128
DSV A/S	973	112,141
Genmab A/S (a)	313	69,612
GN Store Nord A/S	760	35,742
H Lundbeck A/S	322	12,296
ISS Holdings A/S	824	19,772
Novo Nordisk A/S Series B	9,290	538,345
Novozymes A/S Series B	1,136	55,591
ORSTED A/S (b)	864	89,359
Pandora A/S	550	23,926
Royal Unibrew A/S	229	20,969
SimCorp A/S	212	24,106
The Drilling Co. of 1972 A/S (a)	70	4,630
Tryg A/S	644	19,092
Vestas Wind Systems A/S	1,105	111,612
William Demant Holding A/S (a)	598	18,833

TOTAL DENMARK		1,501,186

Egypt - 0.0%
Commercial International Bank SAE	7,196	37,213
Elsewedy Electric Co.	2,395	1,673

TOTAL EGYPT		38,886

Finland - 0.7%
Elisa Corp. (A Shares)	775	42,814
Fortum Corp.	2,267	55,944
Huhtamaki Oyj	515	23,904
Kesko Oyj	362	25,614
Kone OYJ (B Shares)	2,100	137,283
Metso Corp.	660	26,045
Neste Oyj	1,993	69,347
Nokia Corp.	29,140	107,785
Nokian Tyres PLC	621	17,853
Nordea Bank ABP:
(Helsinki Stock Exchange)	343	2,786
(Stockholm Stock Exchange)	17,037	137,833
Orion Oyj (B Shares)	576	26,665
Sampo Oyj (A Shares)	2,638	115,183
Stora Enso Oyj (R Shares)	2,991	43,498
UPM-Kymmene Corp.	2,867	99,404
Wartsila Corp.	2,309	25,512

TOTAL FINLAND		957,470

France - 5.7%
Accor SA	1,017	47,627
Aeroports de Paris	166	32,790
Air Liquide SA	2,476	350,499
Alstom SA	826	39,127
Arkema SA	371	39,409
Atos Origin SA	471	39,265
AXA SA	10,348	292,396
BNP Paribas SA	6,022	357,936
Bouygues SA	1,151	48,906
Bureau Veritas SA	1,352	35,275
Capgemini SA	830	101,387
Carrefour SA	2,859	47,944
Compagnie de St. Gobain	2,823	115,647
Covivio	316	35,871
Credit Agricole SA	6,326	92,052
Danone SA	3,391	281,609
Dassault Systemes SA	693	113,919
Edenred SA	1,229	63,552
EDF SA	2,547	28,364
Eiffage SA	386	44,164
ENGIE	9,531	153,949
Essilor International SA	1,397	212,801
Gecina SA	287	51,380
Groupe Eurotunnel SA	2,345	40,797
Hermes International SCA	186	138,993
Kering SA	393	257,973
Klepierre SA	1,056	40,096
L'Oreal SA	1,288	381,414
Legrand SA	1,408	114,724
LVMH Moet Hennessy Louis Vuitton SE	1,410	656,995
Michelin CGDE Series B	928	113,566
Orange SA	11,381	167,258
Pernod Ricard SA	1,094	195,606
Peugeot Citroen SA	2,903	69,359
Publicis Groupe SA	1,129	51,190
Renault SA	1,076	50,909
Rubis SCA	467	28,680
Safran SA	1,753	270,667
Sanofi SA	6,050	607,586
Schneider Electric SA	2,818	289,521
SCOR SE	856	35,930
Societe Generale Series A	4,045	141,162
Sodexo SA	463	54,869
SR Teleperformance SA	293	71,450
Thales SA	550	57,079
Total SA	13,308	738,468
Ubisoft Entertainment SA (a)	344	23,833
Valeo SA	1,213	42,737
Veolia Environnement SA	2,886	76,755
VINCI SA	2,731	303,273
Vivendi SA	3,893	112,750
Worldline SA (a)(b)	176	12,467

TOTAL FRANCE		7,771,976

Germany - 4.7%
adidas AG	918	298,413
Allianz SE	2,189	536,366
BASF AG	4,858	365,985
Bayer AG	4,914	399,492
Bayerische Motoren Werke AG (BMW)	1,527	125,277
Beiersdorf AG	500	59,815
Brenntag AG	796	43,286
Commerzbank AG	5,462	33,801
Continental AG	559	72,240
Covestro AG (b)	896	41,659
Daimler AG (Germany)	5,271	291,899
Delivery Hero AG (a)(b)	591	46,776
Deutsche Bank AG	9,871	76,587
Deutsche Borse AG	1,013	159,250
Deutsche Lufthansa AG	1,251	23,027
Deutsche Post AG	5,156	196,696
Deutsche Telekom AG	17,206	281,184
Deutsche Wohnen AG (Bearer)	1,842	75,250
E.ON AG	11,479	122,675
Evonik Industries AG	792	24,173
Fresenius Medical Care AG & Co. KGaA	1,100	80,991
Fresenius SE & Co. KGaA	2,197	123,662
GEA Group AG	863	28,537
Hannover Reuck SE	314	60,686
HeidelbergCement Finance AG	766	55,815
Henkel AG & Co. KGaA	420	39,574
Hugo Boss AG	312	15,140
Infineon Technologies AG	5,790	130,821
K&S AG	1,111	13,852
KION Group AG	343	23,685
Knorr-Bremse AG	241	24,532
Lanxess AG	473	31,738
LEG Immobilien AG	321	38,005
Merck KGaA	675	79,765
MTU Aero Engines Holdings AG	269	76,822
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	793	233,941
OSRAM Licht AG (a)	502	22,833
OSRAM Licht AG	151	7,478
ProSiebenSat.1 Media AG	1,313	20,487
Puma AG	449	34,424
Rheinmetall AG	228	26,189
RWE AG	2,811	86,237
SAP SE	5,686	765,326
Scout24 AG (b)	551	36,434
Siemens AG	4,473	584,136
Symrise AG	632	66,496
TAG Immobilien AG	808	20,084
Thyssenkrupp AG	2,106	28,442
TUI AG (GB)	2,314	29,235
Uniper SE	997	33,002
United Internet AG	635	20,856
Vonovia SE	2,771	149,195
Wirecard AG	594	71,626

TOTAL GERMANY		6,333,897

Greece - 0.1%
Alpha Bank AE (a)	6,701	14,454
EFG Eurobank Ergasias SA (a)	13,641	14,077
Greek Organization of Football Prognostics SA	1,217	15,822
Hellenic Telecommunications Organization SA	1,273	20,362
Jumbo SA	480	9,988
Motor Oil (HELLAS) Corinth Refineries SA	375	8,674
Mytilineos SA	696	7,635
National Bank of Greece SA (a)	2,640	8,943

TOTAL GREECE		99,955

Hong Kong - 2.1%
AIA Group Ltd.	63,600	668,943
Bank of East Asia Ltd.	8,203	18,317
Beijing Enterprises Holdings Ltd.	2,500	11,470
BOC Hong Kong (Holdings) Ltd.	18,500	64,220
China Everbright International Ltd.	19,222	15,417
China Jinmao Holdings Group Ltd.	20,000	15,579
China Merchants Holdings International Co. Ltd.	8,000	13,531
China Mobile Ltd.	29,500	249,271
China Overseas Land and Investment Ltd.	20,000	77,897
China Resources Beer Holdings Co. Ltd.	8,000	44,249
China Resources Pharmaceutical Group Ltd. (b)	7,000	6,495
China Resources Power Holdings Co. Ltd.	12,000	16,847
China Taiping Insurance Group Ltd.	6,800	16,860
China Unicom Ltd.	30,000	28,249
CITIC Pacific Ltd.	34,000	45,465
CLP Holdings Ltd.	9,500	99,849
CNOOC Ltd.	83,000	138,015
CSPC Pharmaceutical Group Ltd.	24,000	57,226
Evergrande Health Industry Group Ltd. (a)	10,000	9,971
Far East Horizon Ltd.	13,000	12,179
Fosun International Ltd.	13,000	18,952
Galaxy Entertainment Group Ltd.	13,000	95,761
Guangdong Investment Ltd.	16,000	33,469
Hang Lung Properties Ltd.	10,000	21,945
Hang Seng Bank Ltd.	3,800	78,513
Henderson Land Development Co. Ltd.	8,610	42,264
Hong Kong & China Gas Co. Ltd.	51,550	100,722
Hong Kong Exchanges and Clearing Ltd.	6,350	206,171
Hysan Development Co. Ltd.	3,000	11,762
Lenovo Group Ltd.	32,000	21,478
Link (REIT)	11,500	121,755
MTR Corp. Ltd.	9,111	53,843
New World Development Co. Ltd.	30,000	41,118
Power Assets Holdings Ltd.	7,000	51,204
Sino Land Ltd.	16,292	23,668
Sun Art Retail Group Ltd.	14,500	17,585
Sun Hung Kai Properties Ltd.	8,000	122,519
Swire Pacific Ltd. (A Shares)	2,500	23,224
Swire Properties Ltd.	5,800	19,241
Techtronic Industries Co. Ltd.	7,500	61,166
Vitasoy International Holdings Ltd.	6,000	21,752
Wharf Holdings Ltd.	6,000	15,261
Wheelock and Co. Ltd.	4,000	26,667

TOTAL HONG KONG		2,840,090

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	2,283	22,748
OTP Bank PLC	1,167	61,028
Richter Gedeon PLC	800	17,393

TOTAL HUNGARY		101,169

India - 1.9%
Adani Ports & Special Economic Zone Ltd. (a)	4,087	20,963
Asian Paints Ltd.	1,494	37,373
Aurobindo Pharma Ltd.	1,519	9,725
Axis Bank Ltd.	9,113	96,309
Bajaj Finance Ltd.	947	56,202
Bajaj Finserv Ltd.	203	26,723
Bharat Petroleum Corp. Ltd.	4,088	28,161
Bharti Airtel Ltd. (a)	7,407	47,314
Dr. Reddy's Laboratories Ltd.	464	18,708
Eicher Motors Ltd.	71	22,403
Grasim Industries Ltd.	1,897	19,770
HDFC Bank Ltd.	21,226	378,870
Hindustan Unilever Ltd.	3,697	99,633
Housing Development Finance Corp. Ltd.	9,068	306,594
ICICI Bank Ltd.	16,747	127,047
Indian Oil Corp. Ltd.	10,363	18,234
IndusInd Bank Ltd.	1,510	31,954
Infosys Ltd.	20,087	206,924
ITC Ltd.	15,109	50,332
JSW Steel Ltd.	5,494	20,793
Kotak Mahindra Bank Ltd.	4,400	103,863
Larsen & Toubro Ltd.	1,771	32,221
Mahindra & Mahindra Ltd.	3,095	23,056
Maruti Suzuki India Ltd.	625	64,542
Reliance Industries Ltd.	16,320	346,287
State Bank of India (a)	9,162	42,854
Sun Pharmaceutical Industries Ltd.	5,561	33,710
Tata Consultancy Services Ltd.	4,668	141,417
Tech Mahindra Ltd.	2,317	24,753
Titan Co. Ltd.	1,552	25,838
UPL Ltd.	2,708	22,182
Vedanta Ltd. (a)	8,859	18,927
Wipro Ltd.	7,634	26,295
Yes Bank Ltd.	9,626	6,334

TOTAL INDIA		2,536,311

Indonesia - 0.4%
PT ACE Hardware Indonesia Tbk	24,300	2,617
PT Adaro Energy Tbk	82,400	9,230
PT Astra International Tbk	103,800	51,779
PT Bank Central Asia Tbk	58,600	141,092
PT Bank Danamon Indonesia Tbk Series A	14,000	3,983
PT Bank Jabar Banten Tbk	25,700	2,194
PT Bank Mandiri (Persero) Tbk	94,500	52,217
PT Bank Negara Indonesia (Persero) Tbk	43,400	24,541
PT Bank Rakyat Indonesia Tbk	275,100	87,192
PT Bank Tabungan Negara Tbk	19,900	3,039
PT Bumi Serpong Damai Tbk (a)	46,400	4,195
PT Charoen Pokphand Indonesia Tbk	35,300	16,528
PT Gudang Garam Tbk	2,900	11,071
PT Indah Kiat Pulp & Paper Tbk	13,000	7,211
PT Indocement Tunggal Prakarsa Tbk	8,900	12,197
PT Indofood CBP Sukses Makmur Tbk	12,900	10,361
PT Indofood Sukses Makmur Tbk	22,000	12,559
PT Japfa Comfeed Indonesia Tbk	14,600	1,614
PT Kalbe Farma Tbk	120,500	14,062
PT Matahari Department Store Tbk	13,900	4,215
PT Pabrik Kertas Tjiwi Kimia Tbk	7,300	5,403
PT Perusahaan Gas Negara Tbk Series B	56,300	8,800
PT Semen Gresik (Persero) Tbk	17,500	15,127
PT Surya Citra Media Tbk	31,000	3,149
PT Tambang Batubara Bukit Asam Tbk	10,400	1,993
PT Telekomunikasi Indonesia Tbk Series B	258,900	74,169
PT United Tractors Tbk	9,000	13,955

TOTAL INDONESIA		594,493

Ireland - 0.5%
AIB Group PLC	4,298	14,974
Bank Ireland Group PLC	4,794	26,253
CRH PLC	4,256	170,704
DCC PLC (United Kingdom)	532	46,115
Glanbia PLC	1,068	12,291
Grafton Group PLC unit	1,064	12,219
Greencore Group PLC	3,518	12,484
ICON PLC (a)	288	49,602
James Hardie Industries PLC CDI	2,292	44,826
Kerry Group PLC Class A	766	95,460
Kingspan Group PLC (Ireland)	738	45,075
Paddy Power Betfair PLC (Ireland)	409	49,708
Ryanair Holdings PLC sponsored ADR (a)	566	49,587
Smurfit Kappa Group PLC	1,190	45,731
United Drug PLC (United Kingdom)	1,509	16,111

TOTAL IRELAND		691,140

Isle of Man - 0.0%
Gaming VC Holdings SA	3,060	35,839
NEPI Rockcastle PLC	2,372	20,971

TOTAL ISLE OF MAN		56,810

Israel - 0.4%
Airport City Ltd. (a)	355	6,664
Alony Hetz Properties & Investments Ltd.	524	8,285
Azrieli Group	213	15,574
Bank Hapoalim BM (Reg.)	5,493	45,572
Bank Leumi le-Israel BM	7,095	51,652
Bezeq The Israel Telecommunication Corp. Ltd. (a)	10,087	8,106
Check Point Software Technologies Ltd. (a)	657	72,901
CyberArk Software Ltd. (a)	187	21,800
Elbit Systems Ltd. (Israel)	121	18,837
First International Bank of Israel	322	9,314
Israel Chemicals Ltd.	3,550	16,705
Israel Corp. Ltd. (Class A) (a)	14	2,906
Israel Discount Bank Ltd. (Class A)	5,995	27,794
Mellanox Technologies Ltd. (a)	224	26,248
Mizrahi Tefahot Bank Ltd.	770	20,514
NICE Systems Ltd. (a)	315	48,856
Paz Oil Co. Ltd.	51	7,220
Plus500 Ltd.	558	6,549
Shufersal Ltd.	581	3,698
Strauss Group Ltd.	229	7,023
Taro Pharmaceutical Industries Ltd.	52	4,572
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	4,643	45,501
Tower Semiconductor Ltd. (a)	606	14,490
Wix.com Ltd. (a)	219	26,801

TOTAL ISRAEL		517,582

Italy - 1.3%
A2A SpA	8,595	16,120
Assicurazioni Generali SpA	6,604	136,265
Atlantia SpA	2,453	57,204
Banco BPM SpA (a)	8,292	18,863
Brembo SpA	749	9,292
Cerved Information Solutions SpA	1,004	9,792
Davide Campari-Milano SpA	2,961	27,036
DiaSorin S.p.A.	122	15,792
Enel SpA	40,534	321,995
Eni SpA	13,567	210,712
FinecoBank SpA	2,020	24,222
Hera SpA	3,645	15,946
Infrastrutture Wireless Italiane SpA (b)	1,174	11,496
Interpump Group SpA	427	13,526
Intesa Sanpaolo SpA	83,347	219,552
Italgas SpA	2,573	15,712
Leonardo SpA	2,109	24,721
Mediobanca SpA	3,278	36,085
Moncler SpA	896	40,272
Nexi SpA (b)	1,238	17,192
Pirelli & C. SpA (b)	1,954	11,266
Poste Italiane SpA (b)	2,346	26,631
Prada SpA	3,300	13,637
Prysmian SpA	1,380	33,265
Recordati SpA	550	23,178
Saipem SpA (a)	3,073	15,015
Snam Rete Gas SpA	11,676	61,372
Telecom Italia SpA (a)	58,917	36,794
Terna SpA	7,171	47,892
UniCredit SpA	11,231	164,024
Unione di Banche Italiane SCpA	4,899	16,002
Unipol Gruppo SpA	2,177	12,483
Unipolsai SpA	3,940	11,447

TOTAL ITALY		1,714,801

Japan - 16.7%
ABC-MART, Inc.	200	13,695
ACOM Co. Ltd.	2,100	9,606
Activia Properties, Inc.	4	20,027
Adeka Corp.	500	7,620
Advance Residence Investment Corp.	7	22,162
Advantest Corp.	900	50,758
Aeon (REIT) Investment Corp.	9	12,317
AEON Co. Ltd.	4,500	92,864
AEON Financial Service Co. Ltd.	600	9,537
AEON MALL Co. Ltd.	500	8,918
Agc, Inc.	1,200	42,910
Aica Kogyo Co. Ltd.	400	13,345
Ain Holdings, Inc.	200	12,756
Air Water, Inc.	1,000	14,726
Aisin Seiki Co. Ltd.	1,000	37,458
Ajinomoto Co., Inc.	2,800	46,612
Alfresa Holdings Corp.	1,100	22,556
Alps Electric Co. Ltd.	1,200	27,239
Amada Holdings Co. Ltd.	2,000	22,748
Ana Holdings, Inc.	600	20,030
Anritsu Corp.	800	15,962
Aozora Bank Ltd.	600	15,851
Asahi Group Holdings	2,300	104,927
ASAHI INTECC Co. Ltd.	1,300	38,286
Asahi Kasei Corp.	7,300	81,967
Asics Corp.	1,000	16,713
Astellas Pharma, Inc.	10,300	175,821
Azbil Corp.	700	19,875
Bandai Namco Holdings, Inc.	1,200	72,999
Bank of Kyoto Ltd.	400	17,302
Benesse Holdings, Inc.	400	10,580
Bic Camera, Inc.	1,000	11,467
Bridgestone Corp.	3,300	122,595
Brother Industries Ltd.	1,300	27,171
Calbee, Inc.	600	19,631
Canon, Inc.	5,600	153,263
Capcom Co. Ltd.	400	11,155
Casio Computer Co. Ltd.	1,300	25,979
Central Japan Railway Co.	1,100	221,176
Chiba Bank Ltd.	3,800	21,850
Chubu Electric Power Co., Inc.	3,700	52,303
Chugai Pharmaceutical Co. Ltd.	1,100	101,305
Chugoku Electric Power Co., Inc.	1,700	22,374
Citizen Watch Co. Ltd.	1,200	6,535
Coca-Cola West Co. Ltd.	800	20,549
Comforia Residential REIT, Inc.	3	9,498
COMSYS Holdings Corp.	700	20,051
Concordia Financial Group Ltd.	6,200	25,462
Cosmos Pharmaceutical Corp.	100	20,763
Credit Saison Co. Ltd.	1,100	19,078
CyberAgent, Inc.	500	17,418
Dai Nippon Printing Co. Ltd.	1,600	43,276
Dai-ichi Mutual Life Insurance Co.	6,200	102,178
Daicel Chemical Industries Ltd.	1,900	18,343
Daido Steel Co. Ltd.	300	13,267
Daifuku Co. Ltd.	700	42,906
Daiichi Sankyo Kabushiki Kaisha	3,200	211,342
Daiichikosho Co. Ltd.	200	10,547
Daikin Industries Ltd.	1,500	211,635
Dainippon Sumitomo Pharma Co. Ltd.	900	17,438
Daio Paper Corp.	600	8,255
Daito Trust Construction Co. Ltd.	400	49,625
Daiwa House Industry Co. Ltd.	3,500	108,349
Daiwa House REIT Investment Corp.	9	23,491
Daiwa Office Investment Corp.	2	15,351
Daiwa Securities Group, Inc.	8,200	41,397
DeNA Co. Ltd.	500	8,059
Denki Kagaku Kogyo KK	400	11,891
DENSO Corp.	2,700	121,938
Dentsu Group, Inc.	1,300	44,793
Dic Corp.	500	13,799
Disco Corp.	181	43,145
Dmg Mori Co. Ltd.	600	9,332
Dowa Holdings Co. Ltd.	300	11,137
East Japan Railway Co.	2,000	180,524
Ebara Corp.	500	15,098
Eisai Co. Ltd.	1,600	119,722
Electric Power Development Co. Ltd.	896	21,828
Ezaki Glico Co. Ltd.	300	13,432
FamilyMart Co. Ltd.	1,550	37,122
Fancl Corp.	400	10,720
Fanuc Corp.	1,000	184,665
Fast Retailing Co. Ltd.	300	178,222
Frontier Real Estate Investment Corp.	3	12,604
Fuji Electric Co. Ltd.	800	24,302
Fuji Oil Holdings, Inc.	300	8,106
Fuji Seal International, Inc.	300	6,690
Fujifilm Holdings Corp.	2,300	109,839
Fujitsu Ltd.	1,100	103,461
Fukuoka Financial Group, Inc.	1,000	19,106
Fukuyama Transporting Co. Ltd.	200	7,344
Furukawa Electric Co. Ltd.	400	10,240
GLP J-REIT	20	24,831
GMO Payment Gateway, Inc.	200	13,768
GOLDWIN, Inc.	200	14,762
GS Yuasa Corp.	500	10,777
Gunma Bank Ltd.	2,100	7,460
Hakuhodo DY Holdings, Inc.	1,500	24,408
Hamamatsu Photonics K.K.	700	28,959
Hankyu Hanshin Holdings, Inc.	1,300	55,994
Haseko Corp.	1,600	21,478
Hikari Tsushin, Inc.	100	25,245
Hino Motors Ltd.	1,600	16,921
Hirose Electric Co. Ltd.	200	25,825
Hiroshima Bank Ltd.	1,600	7,893
Hisamitsu Pharmaceutical Co., Inc.	500	24,619
Hitachi Chemical Co. Ltd.	600	25,263
Hitachi Construction Machinery Co. Ltd.	500	14,894
Hitachi High-Technologies Corp.	300	21,370
Hitachi Ltd.	5,000	210,979
Hitachi Metals Ltd.	1,100	16,330
Hokuriku Electric Power Co., Inc. (a)	1,000	7,326
Honda Motor Co. Ltd.	9,600	271,695
Horiba Ltd.	200	13,492
Hoshizaki Corp.	300	26,892
House Foods Group, Inc.	400	13,732
Hoya Corp.	2,000	192,352
Hulic (REIT), Inc.	6	10,890
Hulic Co. Ltd.	2,600	31,491
Ibiden Co. Ltd.	700	16,782
Idemitsu Kosan Co. Ltd.	887	24,509
IHI Corp.	800	18,721
Iida Group Holdings Co. Ltd.	1,300	22,960
Industrial & Infrastructure Fund Investment Corp.	9	13,725
INPEX Corp.	5,500	56,979
Invesco Office J-REIT, Inc.	43	8,896
Invincible Investment Corp.	30	17,091
Isetan Mitsukoshi Holdings Ltd.	2,100	18,857
Isuzu Motors Ltd.	3,200	37,826
IT Holdings Corp.	400	23,671
ITO EN Ltd.	300	15,130
Itochu Corp.	7,800	180,778
ITOCHU Techno-Solutions Corp.	500	14,150
Iyo Bank Ltd.	1,600	9,130
Izumi Co. Ltd.	300	10,865
J. Front Retailing Co. Ltd.	1,300	18,131
Japan Airlines Co. Ltd.	600	18,682
Japan Airport Terminal Co. Ltd.	400	22,420
Japan Excellent, Inc.	7	11,326
Japan Exchange Group, Inc.	2,700	47,959
Japan Hotel REIT Investment Corp.	22	16,441
Japan Logistics Fund, Inc.	5	12,751
Japan Post Holdings Co. Ltd.	7,800	73,355
Japan Prime Realty Investment Corp.	5	21,927
Japan Real Estate Investment Corp.	7	46,385
Japan Retail Fund Investment Corp.	13	27,913
Japan Tobacco, Inc.	6,000	133,779
JFE Holdings, Inc.	3,000	38,494
JGC Corp.	1,300	20,691
JSR Corp.	1,000	18,517
JTEKT Corp.	1,300	15,357
JX Holdings, Inc.	17,800	80,787
K's Holdings Corp.	1,200	15,804
Kagome Co. Ltd.	500	12,047
Kajima Corp.	2,700	35,897
Kakaku.com, Inc.	700	17,994
Kaken Pharmaceutical Co. Ltd.	200	11,118
Kamigumi Co. Ltd.	600	13,247
Kaneka Corp.	400	12,958
Kansai Electric Power Co., Inc.	4,200	48,656
Kansai Paint Co. Ltd.	1,300	32,029
Kao Corp.	2,600	214,435
Kawasaki Heavy Industries Ltd.	900	19,671
KDDI Corp.	9,200	274,495
Keihan Electric Railway Co., Ltd.	600	29,267
Keihin Electric Express Railway Co. Ltd.	1,400	27,187
Keio Corp.	700	42,356
Keisei Electric Railway Co.	900	34,874
Kenedix Office Investment Corp.	2	15,425
Kenedix Residential Investment Corp.	4	7,532
Kewpie Corp.	600	13,546
Keyence Corp.	1,000	354,240
Kikkoman Corp.	900	44,059
Kinden Corp.	700	10,952
Kintetsu Group Holdings Co. Ltd.	1,000	54,484
Kirin Holdings Co. Ltd.	4,900	106,950
Kobayashi Pharmaceutical Co. Ltd.	300	25,595
Kobe Steel Ltd.	2,100	11,252
Koito Manufacturing Co. Ltd.	700	32,856
Kokuyo Co. Ltd.	500	7,519
Komatsu Ltd.	5,000	120,007
Konami Holdings Corp.	500	20,546
Konica Minolta, Inc.	2,600	16,937
Kose Corp.	200	29,451
Kubota Corp.	6,100	95,790
Kuraray Co. Ltd.	1,900	23,024
Kurita Water Industries Ltd.	500	14,979
Kyocera Corp.	1,800	122,680
Kyowa Exeo Corp.	500	12,733
Kyowa Hakko Kirin Co., Ltd.	1,300	30,628
Kyudenko Corp.	300	8,932
Kyushu Electric Power Co., Inc.	2,400	20,873
Kyushu Financial Group, Inc.	2,700	11,729
Kyushu Railway Co.	800	26,874
Lawson, Inc.	300	17,091
LINE Corp. (a)	400	19,653
Lion Corp.	1,500	29,336
LIXIL Group Corp.	1,500	26,078
M3, Inc.	2,100	63,327
Mabuchi Motor Co. Ltd.	300	11,458
Maeda Corp.	800	7,871
Makita Corp.	1,500	52,598
Marubeni Corp.	8,900	65,757
Maruha Nichiro Corp.	200	5,120
Marui Group Co. Ltd.	1,099	26,796
Maruichi Steel Tube Ltd.	400	11,339
Matsumotokiyoshi Holdings Co. Ltd.	500	19,488
Mazda Motor Corp.	3,100	26,416
McDonald's Holdings Co. (Japan) Ltd.	300	14,468
Mebuki Financial Group, Inc.	5,700	14,689
Medipal Holdings Corp.	1,000	22,208
Meiji Holdings Co. Ltd.	800	54,064
Minebea Mitsumi, Inc.	2,200	45,444
Misumi Group, Inc.	1,500	37,578
Mitsubishi Chemical Holdings Corp.	7,800	58,119
Mitsubishi Corp.	8,300	219,878
Mitsubishi Electric Corp.	11,100	151,134
Mitsubishi Estate Co. Ltd.	7,200	137,771
Mitsubishi Gas Chemical Co., Inc.	1,100	16,947
Mitsubishi Heavy Industries Ltd.	1,800	69,798
Mitsubishi Logistics Corp.	400	10,405
Mitsubishi Materials Corp.	700	18,998
Mitsubishi Motors Corp. of Japan	3,700	15,423
Mitsubishi Tanabe Pharma Corp.	1,300	24,025
Mitsubishi UFJ Financial Group, Inc.	69,100	373,578
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,800	18,193
Mitsui & Co. Ltd.	9,200	163,535
Mitsui Chemicals, Inc.	1,000	24,359
Mitsui Fudosan Co. Ltd.	5,200	127,088
Mitsui OSK Lines Ltd.	600	16,500
Miura Co. Ltd.	600	20,984
Mizuho Financial Group, Inc.	134,500	207,186
MonotaRO Co. Ltd.	700	18,831
Mori Hills REIT Investment Corp.	8	13,290
Morinaga & Co. Ltd.	300	14,468
MS&AD Insurance Group Holdings, Inc.	2,600	85,823
Murata Manufacturing Co. Ltd.	3,400	209,265
Nabtesco Corp.	700	21,034
Nagase & Co. Ltd.	800	12,001
Nagoya Railroad Co. Ltd.	1,000	31,200
Nankai Electric Railway Co. Ltd.	600	16,378
NEC Corp.	1,400	57,938
Net One Systems Co. Ltd.	500	12,871
New Hampshire Foods Ltd.	590	24,440
Nexon Co. Ltd. (a)	2,300	30,693
NGK Insulators Ltd.	1,500	26,094
NGK Spark Plug Co. Ltd.	1,000	19,640
NHK Spring Co. Ltd.	1,100	10,073
Nichirei Corp.	700	16,352
Nidec Corp.	1,400	193,337
Nifco, Inc.	500	13,805
Nihon Kohden Corp.	400	11,155
Nihon M&A Center, Inc.	700	24,256
Nihon Unisys Ltd.	500	15,761
Nikkon Holdings Co. Ltd.	300	7,582
Nikon Corp.	2,000	24,459
Nintendo Co. Ltd.	600	239,976
Nippon Accommodations Fund, Inc.	3	18,941
Nippon Building Fund, Inc.	8	58,534
Nippon Electric Glass Co. Ltd.	400	8,880
Nippon Express Co. Ltd.	500	29,310
Nippon Gas Co. Ltd.	200	6,452
Nippon Kayaku Co. Ltd.	1,000	12,384
Nippon Paint Holdings Co. Ltd.	1,100	57,098
Nippon Paper Industries Co. Ltd.	500	8,438
Nippon Prologis REIT, Inc.	11	27,982
Nippon REIT Investment Corp.	2	8,798
Nippon Shinyaku Co. Ltd.	300	26,147
Nippon Shokubai Co. Ltd.	200	12,498
Nippon Steel & Sumitomo Metal Corp.	4,800	72,350
Nippon Suisan Kaisha Co. Ltd.	1,900	11,347
Nippon Telegraph & Telephone Corp.	6,800	171,861
Nippon Yusen KK	900	16,221
Nipro Corp.	700	8,472
Nishi-Nippon Railroad Co. Ltd.	400	9,277
Nissan Chemical Corp.	800	33,502
Nissan Motor Co. Ltd.	12,500	72,434
Nisshin Seifun Group, Inc.	1,300	22,682
Nissin Food Holdings Co. Ltd.	400	29,893
Nitori Holdings Co. Ltd.	500	79,265
Nitto Denko Corp.	800	44,982
NKSJ Holdings, Inc.	2,000	78,539
NOF Corp.	500	16,796
NOK Corp.	600	9,062
Nomura Holdings, Inc.	17,500	90,051
Nomura Real Estate Holdings, Inc.	600	14,468
Nomura Real Estate Master Fund, Inc.	22	37,579
Nomura Research Institute Ltd.	2,100	45,187
NSK Ltd.	2,400	22,688
NTN Corp.	2,900	9,069
NTT Data Corp.	3,300	44,134
NTT DOCOMO, Inc.	6,300	175,494
Obayashi Corp.	3,700	41,095
OBIC Co. Ltd.	400	54,337
Odakyu Electric Railway Co. Ltd.	1,800	41,992
Oji Holdings Corp.	5,300	28,662
Olympus Corp.	6,700	103,265
OMRON Corp.	1,100	64,117
Ono Pharmaceutical Co. Ltd.	2,700	62,173
Oracle Corp. Japan	200	18,315
Oriental Land Co. Ltd.	1,200	164,337
ORIX Corp.	6,800	113,339
ORIX JREIT, Inc.	14	30,318
Osaka Gas Co. Ltd.	2,200	42,071
OSG Corp.	500	9,618
Otsuka Corp.	600	24,159
Otsuka Holdings Co. Ltd.	2,900	129,265
Pan Pacific International Hold	2,900	48,336
Panasonic Corp.	12,100	113,488
Park24 Co. Ltd.	600	14,738
Penta-Ocean Construction Co. Ltd.	1,400	8,723
PeptiDream, Inc. (a)	500	25,770
Persol Holdings Co., Ltd.	900	16,989
Pigeon Corp.	600	22,171
Pilot Corp.	200	8,136
Pola Orbis Holdings, Inc.	400	9,623
Premier Investment Corp.	7	9,896
Rakuten, Inc.	4,100	35,027
Recruit Holdings Co. Ltd.	8,300	310,879
Relo Group, Inc.	600	16,842
Renesas Electronics Corp. (a)	3,600	24,849
Rengo Co. Ltd.	1,200	9,211
Resona Holdings, Inc.	11,300	49,251
Ricoh Co. Ltd.	3,800	41,350
Rinnai Corp.	200	15,738
ROHM Co. Ltd.	500	40,403
Rohto Pharmaceutical Co. Ltd.	600	18,333
Ryohin Keikaku Co. Ltd.	1,400	32,934
SanBio Co. Ltd. (a)	100	2,423
Sankyo Co. Ltd. (Gunma)	300	10,009
Sankyu, Inc.	300	15,186
Santen Pharmaceutical Co. Ltd.	2,100	40,317
Sanwa Holdings Corp.	1,100	12,442
Sapporo Breweries Ltd.	400	9,449
Sawai Pharmaceutical Co. Ltd.	200	12,738
SBI Holdings, Inc. Japan	1,200	25,567
Screen Holdings Co. Ltd.	300	20,460
SCSK Corp.	300	15,655
Secom Co. Ltd.	1,100	98,167
Sega Sammy Holdings, Inc.	1,000	14,569
Seibu Holdings, Inc.	1,500	24,780
Seiko Epson Corp.	1,600	24,158
Seino Holdings Co. Ltd.	900	12,234
Sekisui Chemical Co. Ltd.	2,200	38,551
Sekisui House (REIT), Inc.	18	15,142
Sekisui House Ltd.	3,300	70,471
Seven & i Holdings Co. Ltd.	4,200	153,953
Seven Bank Ltd.	4,100	13,509
SG Holdings Co. Ltd.	1,200	27,169
Sharp Corp.	1,000	15,508
Shikoku Electric Power Co., Inc.	1,200	11,906
Shimadzu Corp.	1,400	44,324
Shimamura Co. Ltd.	200	15,315
SHIMANO, Inc.	500	81,773
SHIMIZU Corp.	3,700	37,691
Shin-Etsu Chemical Co. Ltd.	2,100	230,944
Shinsei Bank Ltd.	1,200	18,309
Shionogi & Co. Ltd.	1,600	98,978
Ship Healthcare Holdings, Inc.	200	9,295
Shiseido Co. Ltd.	2,100	149,121
Shizuoka Bank Ltd.	2,989	22,233
SHO-BOND Holdings Co. Ltd.	300	12,535
Showa Denko K.K.	800	21,084
Skylark Co. Ltd.	1,000	19,649
SMC Corp.	380	175,880
SoftBank Corp.	9,100	395,095
SoftBank Corp.	8,600	115,519
Sohgo Security Services Co., Ltd.	500	27,242
Sojitz Corp.	6,400	20,628
Sony Corp.	6,700	454,915
Sony Financial Holdings, Inc.	800	19,204
Sotetsu Holdings, Inc.	700	19,102
Square Enix Holdings Co. Ltd.	500	24,987
Stanley Electric Co. Ltd.	800	23,414
Subaru Corp.	3,300	81,740
Sumco Corp.	1,200	19,883
Sumitomo Chemical Co. Ltd.	8,500	38,595
Sumitomo Corp.	6,500	96,547
Sumitomo Electric Industries Ltd.	4,000	60,073
Sumitomo Forestry Co. Ltd.	1,000	14,864
Sumitomo Heavy Industries Ltd.	600	17,043
Sumitomo Metal Mining Co. Ltd.	1,400	45,080
Sumitomo Mitsui Financial Group, Inc.	7,400	273,322
Sumitomo Mitsui Trust Holdings, Inc.	2,000	79,062
Sumitomo Osaka Cement Co. Ltd.	200	8,712
Sumitomo Realty & Development Co. Ltd.	2,500	87,224
Sumitomo Rubber Industries Ltd.	900	11,075
Sundrug Co. Ltd.	300	10,920
Suntory Beverage & Food Ltd.	700	29,281
Suzuken Co. Ltd.	500	20,547
Suzuki Motor Corp.	2,300	96,007
Sysmex Corp.	800	54,845
T&D Holdings, Inc.	3,200	40,466
Taiheiyo Cement Corp.	700	20,547
Taisei Corp.	1,200	49,705
Taisho Pharmaceutical Holdings Co. Ltd.	300	22,392
Taiyo Nippon Sanso Corp.	1,100	24,581
Taiyo Yuden Co. Ltd.	700	21,352
Takara Holdings, Inc.	1,000	9,176
Takashimaya Co. Ltd.	900	10,095
Takeda Pharmaceutical Co. Ltd.	8,038	317,921
TDK Corp.	628	70,574
TechnoPro Holdings, Inc.	200	14,081
Teijin Ltd.	1,000	18,682
Terumo Corp.	3,470	123,096
The Chugoku Bank Ltd.	1,000	10,262
The Hachijuni Bank Ltd.	2,500	10,998
THK Co. Ltd.	700	19,121
Tobu Railway Co. Ltd.	1,100	39,821
Toda Corp.	1,600	10,691
Toho Co. Ltd.	700	29,171
Toho Gas Co. Ltd.	500	20,524
Tohoku Electric Power Co., Inc.	2,530	25,194
Tokai Carbon Co. Ltd.	1,000	9,976
Tokio Marine Holdings, Inc.	3,800	212,758
Tokuyama Corp.	400	10,408
Tokyo Century Corp.	300	16,152
Tokyo Electric Power Co., Inc. (a)	4,200	17,978
Tokyo Electron Ltd.	900	196,497
Tokyo Gas Co. Ltd.	2,100	51,028
Tokyo Tatemono Co. Ltd.	1,100	17,170
Tokyu Corp.	2,900	53,629
Tokyu Fudosan Holdings Corp.	3,000	20,716
Toppan Printing Co. Ltd.	1,600	33,053
Toray Industries, Inc.	8,400	56,914
Toshiba Corp.	3,000	102,296
Tosoh Corp.	1,700	26,190
Toto Ltd.	800	33,782
Toyo Seikan Group Holdings Ltd.	900	15,493
Toyo Suisan Kaisha Ltd.	500	21,306
Toyo Tire Corp.	500	7,248
Toyoda Gosei Co. Ltd.	500	12,632
Toyota Industries Corp.	1,100	64,084
Toyota Motor Corp.	14,100	993,507
Toyota Tsusho Corp.	1,200	42,153
Trend Micro, Inc.	600	30,702
TS tech Co. Ltd.	300	9,457
Tsumura & Co.	400	11,817
Tsuruha Holdings, Inc.	200	25,806
Ube Industries Ltd.	500	10,829
Unicharm Corp.	2,100	71,511
United Urban Investment Corp.	16	29,981
USS Co. Ltd.	1,100	20,916
Wacoal Holdings Corp.	400	10,812
Welcia Holdings Co. Ltd.	300	19,189
West Japan Railway Co.	1,000	86,494
Yahoo! Japan Corp.	5,600	23,644
Yakult Honsha Co. Ltd.	900	49,947
Yamada Denki Co. Ltd.	4,000	21,278
Yamaguchi Financial Group, Inc.	1,800	12,325
Yamaha Corp.	900	49,899
Yamaha Motor Co. Ltd.	1,600	32,053
Yamato Holdings Co. Ltd.	2,100	35,804
Yamazaki Baking Co. Ltd.	900	16,144
Yaskawa Electric Corp.	1,400	52,739
Yokogawa Electric Corp.	1,300	22,829
Yokohama Rubber Co. Ltd.	600	11,637
Zenkoku Hosho Co. Ltd.	300	12,839
Zensho Holdings Co. Ltd.	400	9,089
Zeon Corp.	900	11,315
Zozo, Inc.	1,000	19,208

TOTAL JAPAN		22,592,659

Korea (South) - 3.0%
AMOREPACIFIC Corp.	163	28,209
AMOREPACIFIC Group, Inc.	154	11,021
Ananti, Inc. (a)	113	1,017
BGF Retail Co. Ltd.	37	5,427
BS Financial Group, Inc.	1,634	10,831
Bukwang Pharmaceutical Co. Ltd.	210	2,608
Celltrion Healthcare Co. Ltd. (a)	299	13,713
Celltrion Pharm, Inc. (a)	77	2,652
Celltrion, Inc. (a)	555	86,926
CHA Biotech Co. Ltd. (a)	267	3,339
Cheil Industries, Inc.	473	44,409
Cheil Worldwide, Inc.	370	7,700
CJ CheilJedang Corp.	47	10,269
CJ Corp.	71	5,935
CJ O Shopping Co. Ltd.	51	7,043
Com2uS Corp.	80	7,442
Cosmax, Inc.	46	3,180
Daelim Industrial Co.	140	10,964
Daewoo Engineering & Construction Co. Ltd. (a)	4,051	16,616
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)	130	3,133
Daewoong Pharmaceutical Co. Ltd.	23	2,737
Db Insurance Co. Ltd.	287	12,989
DGB Financial Group Co. Ltd.	544	3,352
Dong Suh Companies, Inc.	209	3,147
Doosan Bobcat, Inc.	116	3,448
Doosan Co. Ltd.	72	4,380
Doosan Fuel Cell Co. Ltd. (a)	136	1,031
Doosan Infracore Co. Ltd. (a)	1,066	5,120
Doosan Solus Co. Ltd. (a)	75	1,321
E-Mart Co. Ltd.	120	13,239
Fila Korea Ltd.	243	11,144
Genexine Co. Ltd. (a)	57	3,083
Green Cross Holdings Corp.	326	6,277
GS Engineering & Construction Corp.	339	9,108
GS Holdings Corp.	284	12,681
GS Retail Co. Ltd.	179	6,080
Hana Financial Group, Inc.	1,514	48,343
HanAll BioPharma Co. Ltd. (a)	181	5,685
Hanjin Kal Corp.	276	9,553
Hankook Tire Co. Ltd.	393	11,409
Hanmi Pharm Co. Ltd.	31	7,954
Hanmi Science Co. Ltd.	115	3,816
Hanon Systems	1,035	9,986
Hanssem Co. Ltd.	57	3,068
Hanwha Aerospace Co. Ltd. (a)	197	5,975
Hanwha Chemical Corp.	528	8,612
Hanwha Corp.	182	3,937
Hanwha Life Insurance Co. Ltd.	1,338	2,675
HDC Hyundai Development Co.	193	4,284
HLB, Inc. (a)	172	17,101
Hotel Shilla Co.	161	12,650
HUGEL, Inc. (a)	9	3,097
Hyundai Department Store Co. Ltd.	86	6,184
Hyundai Elevator Co. Ltd.	83	4,905
Hyundai Engineering & Construction Co. Ltd.	362	13,250
Hyundai Fire & Marine Insurance Co. Ltd.	298	6,949
Hyundai Glovis Co. Ltd.	113	13,983
Hyundai Heavy Industries Co. Ltd. (a)	235	25,724
Hyundai Merchant Marine Co. Ltd. (a)	934	2,869
Hyundai Mipo Dockyard Co. Ltd.	79	3,148
Hyundai Mobis	355	78,640
Hyundai Motor Co.	705	73,511
Hyundai Robotics Co. Ltd.	58	16,964
Hyundai Rotem Co. Ltd. (a)	165	2,227
Hyundai Steel Co.	513	13,961
Industrial Bank of Korea	2,013	20,554
ING Life Insurance Korea Ltd. (b)	133	3,240
JB Financial Group Co. Ltd.	535	2,542
Kakao Corp.	310	41,176
Kangwon Land, Inc.	683	17,494
KB Financial Group, Inc.	2,135	88,032
KCC Corp. (c)	32	6,466
Kia Motors Corp.	1,400	53,667
Kiwoom Securities Co. Ltd.	79	5,435
Koh Young Technology, Inc.	48	4,382
Kolmar Korea Co. Ltd.	60	2,453
Kolon Industries, Inc.	157	6,759
Komipharm International Co. Ltd. (a)	293	3,866
Korea Aerospace Industries Ltd.	392	11,550
Korea Electric Power Corp. (a)	1,322	31,740
Korea Express Co. Ltd. (a)	48	6,438
Korea Gas Corp.	265	8,679
Korea Investment Holdings Co. Ltd.	218	13,658
Korea Zinc Co. Ltd.	66	24,272
Korean Air Lines Co. Ltd.	187	4,612
Korean Reinsurance Co.	485	3,823
KT Corp.	739	17,266
KT&G Corp.	654	53,083
Kumho Petro Chemical Co. Ltd.	151	10,126
LG Chemical Ltd.	207	56,871
LG Corp.	662	42,276
LG Display Co. Ltd. (a)	1,293	18,102
LG Electronics, Inc.	551	34,377
LG Household & Health Care Ltd.	47	51,285
LG Innotek Co. Ltd.	68	8,238
LG Telecom Ltd.	1,393	17,117
Lotte Chemical Corp.	89	17,251
Lotte Confectionery Co. Ltd.	266	8,965
Lotte Shopping Co. Ltd.	85	9,966
LS Cable Ltd.	144	5,956
LS Industrial Systems Ltd.	181	8,552
Mando Corp.	241	7,341
Medy-Tox, Inc.	25	6,436
Meritz Fire & Marine Insurance Co. Ltd.	240	3,707
Meritz Securities Co. Ltd.	1,023	3,355
Mirae Asset Daewoo Co. Ltd.	1,817	11,871
NAVER Corp.	757	122,167
NCSOFT Corp.	89	41,664
Netmarble Corp. (a)(b)	206	16,471
Nong Shim Co. Ltd.	17	3,538
Oci Co. Ltd.	106	5,742
Orion Corp./Republic of Korea	126	11,503
Ottogi Corp.	10	4,794
Paradise Co. Ltd.	228	3,897
Pearl Abyss Corp. (a)	46	7,372
Pharmicell Co. Ltd. (a)	254	1,866
POSCO	413	84,520
POSCO Chemtech Co. Ltd.	128	5,455
Posco International Corp.	276	4,454
S-Oil Corp.	207	17,070
S.M. Entertainment Co. Ltd. (a)	77	2,562
S1 Corp.	93	7,541
Samsung Biologics Co. Ltd. (a)(b)	82	30,724
Samsung Card Co. Ltd.	214	7,148
Samsung Electro-Mechanics Co. Ltd.	287	31,043
Samsung Electronics Co. Ltd.	28,417	1,372,113
Samsung Engineering Co. Ltd. (a)	831	13,806
Samsung Fire & Marine Insurance Co. Ltd.	171	36,031
Samsung Heavy Industries Co. Ltd. (a)	2,576	16,205
Samsung Life Insurance Co. Ltd.	436	28,107
Samsung SDI Co. Ltd.	276	56,364
Samsung SDS Co. Ltd.	199	33,493
Samsung Securities Co. Ltd.	289	9,653
Seoul Semiconductor Co. Ltd.	142	1,997
SFA Engineering Corp.	75	3,002
Shinhan Financial Group Co. Ltd.	2,447	91,791
Shinsegae Co. Ltd.	35	8,753
SillaJen, Inc. (a)	371	4,671
SK C&C Co. Ltd.	170	38,541
SK Energy Co. Ltd.	314	40,757
SK Hynix, Inc.	3,063	249,410
SK Networks Co. Ltd.	556	2,858
SK Telecom Co. Ltd.	204	42,013
STX Pan Ocean Co. Ltd. (Korea) (a)	1,176	4,625
ViroMed Co. Ltd.	94	7,540
Woongjin Coway Co. Ltd.	283	22,799
Woori Financial Group, Inc. (a)	2,552	25,616
Woori Investment & Securities Co. Ltd.	684	7,517
Yuhan Corp.	44	9,005

TOTAL KOREA (SOUTH)		4,091,208

Luxembourg - 0.2%
ArcelorMittal SA (Netherlands)	3,336	58,532
Aroundtown SA	3,715	33,270
B&M European Value Retail SA	4,261	23,118
Globant SA (a)	144	15,271
Millicom International Cellular SA (depository receipt)	485	23,229
Orion Engineered Carbons SA (d)	333	6,427
RTL Group SA	239	11,790
SES SA (France) (depositary receipt)	1,892	26,528
Spotify Technology SA (a)	287	42,921
Subsea 7 SA	1,337	15,983
Tenaris SA	2,310	26,172
Ternium SA sponsored ADR	293	6,446

TOTAL LUXEMBOURG		289,687

Malaysia - 0.4%
AirAsia Group BHD	6,400	2,660
AMMB Holdings Bhd	7,500	7,169
Axiata Group Bhd	17,499	17,711
British American Tobacco (Malaysia) Bhd	500	1,843
Bumiputra-Commerce Holdings Bhd	25,516	32,125
Dialog Group Bhd	20,400	17,206
DiGi.com Bhd	10,400	11,339
Gamuda Bhd	12,700	12,109
Genting Bhd	12,700	18,784
Genting Malaysia Bhd	15,300	12,306
Hap Seng Consolidated Bhd	2,700	6,587
Hartalega Holdings Bhd	7,500	10,048
Hong Leong Bank Bhd	2,900	12,265
Hong Leong Credit Bhd	1,300	5,371
IHH Healthcare Bhd	14,000	18,721
IOI Corp. Bhd	13,000	14,651
Kuala Lumpur Kepong Bhd	2,200	13,338
Malayan Banking Bhd	26,405	55,773
Malaysia Airports Holdings Bhd	5,500	10,219
Maxis Bhd	8,500	11,055
MISC Bhd	6,700	13,677
Nestle (Malaysia) BHD	300	10,781
Petronas Chemicals Group Bhd	11,800	21,203
Petronas Dagangan Bhd	1,400	7,906
Petronas Gas Bhd	2,800	11,377
PPB Group Bhd	2,800	12,896
Press Metal Bhd	13,600	15,460
Public Bank Bhd	12,900	61,307
QL Resources Bhd	2,600	5,168
RHB Capital Bhd	5,900	8,337
Sime Darby Bhd	19,100	10,366
Sime Darby Plantation Bhd	15,100	20,119
Tenaga Nasional Bhd	13,300	43,114
Top Glove Corp. Bhd	9,500	10,916

TOTAL MALAYSIA		543,907

Malta - 0.0%
Kindred Group PLC (depositary receipt)	1,224	7,496
Mexico - 0.5%
Alfa SA de CV Series A	16,500	13,683
America Movil S.A.B. de CV Series L	126,700	101,186
Banco Santander Mexico SA	8,200	11,202
CEMEX S.A.B. de CV unit	76,500	28,646
Coca-Cola FEMSA S.A.B. de CV unit	2,500	15,190
Embotelladoras Arca S.A.B. de CV	2,000	10,576
Fibra Uno Administracion SA de CV	15,000	23,237
Fomento Economico Mexicano S.A.B. de CV unit	9,600	90,717
Gruma S.A.B. de CV Series B	995	10,216
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	1,800	21,389
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	1,065	19,942
Grupo Aeroportuario Norte S.A.B. de CV	1,800	13,502
Grupo Bimbo S.A.B. de CV Series A	10,000	18,210
Grupo Carso SA de CV Series A1	2,400	8,863
Grupo Elektra SA de CV	305	22,396
Grupo Financiero Banorte S.A.B. de CV Series O	15,000	83,816
Grupo Financiero Inbursa S.A.B. de CV Series O	13,400	16,435
Grupo Mexico SA de CV Series B	18,600	51,017
Grupo Televisa SA de CV	11,100	26,048
Industrias Penoles SA de CV	620	6,500
Infraestructura Energetica Nova S.A.B. de CV	2,700	12,699
Kimberly-Clark de Mexico SA de CV Series A	8,300	16,462
Mexichem S.A.B. de CV	5,700	12,155
Promotora y Operadora de Infraestructura S.A.B. de CV	1,160	11,874
Wal-Mart de Mexico SA de CV Series V	25,200	72,171

TOTAL MEXICO		718,132

Multi-National - 0.0%
HKT Trust/HKT Ltd. unit	18,000	25,364
Netherlands - 3.3%
ABN AMRO Group NV GDR (b)	2,176	39,590
Adyen BV (a)(b)	122	100,035
AEGON NV	7,369	33,732
AerCap Holdings NV (a)	628	38,603
Airbus Group NV	3,006	441,176
Akzo Nobel NV	1,170	118,955
Argenx SE (a)	220	35,385
ASML Holding NV (Netherlands)	2,251	666,423
ASR Nederland NV	753	28,177
CNH Industrial NV	5,158	56,642
Euronext NV (b)	359	29,255
EXOR NV	482	37,349
Ferrari NV	643	106,673
Fiat Chrysler Automobiles NV (Italy)	5,698	84,329
Heineken Holding NV	633	61,347
Heineken NV (Bearer)	1,273	135,539
IMCD Group BV	263	22,952
ING Groep NV (Certificaten Van Aandelen)	20,523	246,736
InterXion Holding NV (a)	377	31,596
Koninklijke Ahold Delhaize NV	6,308	158,157
Koninklijke DSM NV	941	122,546
Koninklijke KPN NV	21,909	64,837
Koninklijke Philips Electronics NV	4,892	239,139
NN Group NV	1,621	61,494
NXP Semiconductors NV	1,714	218,124
Prosus NV (a)	2,327	173,656
Prosus NV (a)	2,181	164,128
QIAGEN NV (Germany) (a)	1,210	41,342
Randstad NV	629	38,410
RHI Magnesita NV	149	7,595
STMicroelectronics NV (Italy)	3,351	90,453
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit	745	117,536
Unilever NV	9,012	517,205
Wolters Kluwer NV	1,452	105,899
X5 Retail Group NV GDR (Reg. S)	536	18,492
Yandex NV Series A (a)	1,263	54,928

TOTAL NETHERLANDS		4,508,435

New Zealand - 0.2%
Auckland International Airport Ltd.	4,698	27,674
Contact Energy Ltd.	3,736	17,932
Fisher & Paykel Healthcare Corp.	3,008	44,955
Fletcher Building Ltd.	4,251	14,566
Meridian Energy Ltd.	6,523	21,956
Ryman Healthcare Group Ltd.	2,133	23,449
SKYCITY Entertainment Group Ltd.	3,556	9,504
Spark New Zealand Ltd.	9,356	27,272
The a2 Milk Co. Ltd. (a)	3,794	38,363
Xero Ltd. (a)	559	31,382
Z Energy Ltd.	1,927	5,708

TOTAL NEW ZEALAND		262,761

Norway - 0.5%
Adevinta ASA Class B	1,014	12,012
Aker ASA (A Shares)	89	5,510
Aker Bp ASA	633	20,765
Austevoll Seafood ASA	527	5,405
Det Norske Oljeselskap ASA (DNO) (A Shares)	2,230	2,939
DNB ASA	4,805	89,759
Entra ASA (b)	651	10,752
Equinor ASA	5,634	112,625
Gjensidige Forsikring ASA	948	19,896
Kongsberg Gruppen ASA	480	7,545
Leroy Seafood Group ASA	1,723	11,442
Marine Harvest ASA	2,263	58,822
Norsk Hydro ASA	6,750	25,095
Norwegian Finans Holding ASA (a)	803	8,717
Orkla ASA	4,249	43,055
Salmar ASA	271	13,869
Schibsted ASA:
(A Shares)	615	18,585
(B Shares)	349	10,010
SpareBank 1 SR-Bank ASA (primary capital certificate)	915	10,422
Sparebanken Midt-Norge	579	6,608
Storebrand ASA (A Shares)	2,648	20,818
Telenor ASA	3,406	61,084
TGS Nopec Geophysical Co. ASA	612	18,619
Tomra Systems ASA	567	17,980
Veidekke ASA	561	7,636
Yara International ASA	906	37,688

TOTAL NORWAY		657,658

Pakistan - 0.0%
Engro Corp. Ltd.	2,450	5,462
Habib Bank Ltd.	2,300	2,338
Lucky Cement Ltd.	700	1,936
United Bank Ltd.	6,100	6,480

TOTAL PAKISTAN		16,216

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	6,834	34,769
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	1,120	16,912
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	12,570	12,753
Ayala Corp.	1,320	20,432
Ayala Land, Inc.	29,800	26,709
Bank of the Philippine Islands (BPI)	10,080	17,470
BDO Unibank, Inc.	8,750	27,257
GT Capital Holdings, Inc.	419	6,997
International Container Terminal Services, Inc.	4,100	10,384
JG Summit Holdings, Inc.	14,940	23,794
Jollibee Food Corp.	2,530	10,772
Manila Electric Co.	1,580	9,878
Megaworld Corp.	63,000	4,979
Metropolitan Bank & Trust Co.	9,786	12,795
Philippine Long Distance Telephone Co.	430	8,428
San Miguel Corp.	1,950	6,310
SM Investments Corp.	2,435	50,073
SM Prime Holdings, Inc.	58,700	48,688
Universal Robina Corp.	4,530	12,947

TOTAL PHILIPPINES		310,666

Poland - 0.2%
Alior Bank SA (a)	296	2,238
Bank Millennium SA (a)	2,242	3,457
Bank Polska Kasa Opieki SA	898	23,776
Bank Zachodni WBK SA	154	12,478
BRE Bank SA (a)	67	6,877
CD Projekt RED SA	336	24,753
Cyfrowy Polsat SA	1,642	12,092
Dino Polska SA (a)(b)	236	8,958
Grupa Lotos SA	429	9,451
Jastrzebska Spolka Weglowa SA	221	1,245
KGHM Polska Miedz SA (Bearer) (a)	725	18,265
LPP SA	8	18,598
NG2 SA	163	4,726
Orange Polska SA (a)	2,615	4,908
Polish Oil & Gas Co. SA	9,292	10,600
Polska Grupa Energetyczna SA (a)	4,183	8,776
Polski Koncern Naftowy Orlen SA	1,459	33,003
Powszechna Kasa Oszczednosci Bank SA	4,345	39,466
Powszechny Zaklad Ubezpieczen SA	2,819	29,744

TOTAL POLAND		273,411

Portugal - 0.1%
Banco Comercial Portugues SA (Reg.)	47,419	10,787
Energias de Portugal SA	12,374	53,632
Galp Energia SGPS SA Class B	2,591	43,498
Jeronimo Martins SGPS SA	1,184	19,476
Nos Sgps	1,036	5,578
Portucel Industrial Empresa Produtora de Celulosa SA	3,900	15,696
REN - Redes Energeticas Nacionais SGPS SA	2,047	6,245

TOTAL PORTUGAL		154,912

Qatar - 0.2%
Barwa Real Estate Co. (a)	10,888	10,586
Industries Qatar QSC (a)	10,123	28,581
Masraf al Rayan (a)	21,596	23,488
Ooredoo Qsc (a)	5,997	11,661
Qatar Electricity & Water Co.	2,734	12,082
Qatar Islamic Bank (a)	5,587	23,523
Qatar National Bank SAQ	23,584	133,368
The Commercial Bank of Qatar	9,881	12,755

TOTAL QATAR		256,044

Russia - 0.8%
Alrosa Co. Ltd.	14,800	20,107
Gazprom OAO	63,630	262,899
Lukoil PJSC	1,876	186,463
Magnit OJSC	367	20,252
MMC Norilsk Nickel PJSC	310	95,408
Mobile TeleSystems OJSC sponsored ADR	2,700	27,405
NOVATEK OAO	4,401	89,486
Novolipetsk Steel OJSC GDR (Reg. S)	474	10,921
Sberbank of Russia	56,550	232,259
Severstal PAO	940	14,200
Surgutneftegas OJSC	38,500	31,307
Tatneft PAO	8,106	99,219
VTB Bank OJSC	26,480,000	19,583

TOTAL RUSSIA		1,109,509

Singapore - 0.9%
Ascendas Real Estate Investment Trust	17,284	38,168
CapitaCommercial Trust (REIT)	14,500	21,454
CapitaLand Ltd.	12,500	34,853
CapitaMall Trust	14,100	25,790
City Developments Ltd.	3,200	26,053
ComfortDelgro Corp. Ltd.	10,800	19,111
DBS Group Holdings Ltd.	9,800	188,575
Flextronics International Ltd. (a)	2,731	34,465
Genting Singapore Ltd.	28,500	19,495
Jardine Cycle & Carriage Ltd.	500	11,190
Keppel Corp. Ltd.	8,100	40,773
Mapletree Commercial Trust	9,746	17,319
Mapletree Greater China Commercial Trust	10,200	8,797
Mapletree Industrial (REIT)	5,603	10,831
Mapletree Logistics Trust (REIT)	11,932	15,437
Oversea-Chinese Banking Corp. Ltd.	21,567	176,070
Singapore Airlines Ltd.	2,600	17,476
Singapore Airport Terminal Service Ltd.	3,400	12,792
Singapore Exchange Ltd.	4,000	26,350
Singapore Press Holdings Ltd.	9,100	14,750
Singapore Technologies Engineering Ltd.	7,900	23,143
Singapore Telecommunications Ltd.	40,600	101,730
Suntec (REIT)	11,500	15,733
United Overseas Bank Ltd.	7,400	145,309
UOL Group Ltd.	2,900	17,940
Venture Corp. Ltd.	1,400	16,863
Wilmar International Ltd.	18,700	57,284
Yangzijiang Shipbuilding Holdings Ltd.	11,100	9,243

TOTAL SINGAPORE		1,146,994

South Africa - 1.1%
Absa Group Ltd.	3,661	39,025
Anglo American Platinum Ltd.	281	26,229
AngloGold Ashanti Ltd.	2,091	47,499
Aspen Pharmacare Holdings Ltd. (a)	2,176	18,522
AVI Ltd.	1,897	12,050
Barloworld Ltd.	1,016	8,177
Bidcorp Ltd.	1,735	40,905
Bidvest Group Ltd.	2,065	30,191
Capitec Bank Holdings Ltd.	343	35,416
Clicks Group Ltd.	1,446	26,491
Discovery Ltd.	2,392	20,602
Exxaro Resources Ltd.	1,204	11,273
FirstRand Ltd.	17,617	78,991
Foschini Ltd.	1,239	13,224
Gold Fields Ltd.	4,278	29,200
Growthpoint Properties Ltd.	16,147	25,490
Impala Platinum Holdings Ltd. (a)	3,817	39,113
Investec Ltd.	1,891	11,201
Life Healthcare Group Holdings Ltd.	7,941	13,976
Mr Price Group Ltd.	1,429	18,620
MTN Group Ltd.	8,603	50,668
MultiChoice Group Ltd. (a)	2,286	19,015
Naspers Ltd. Class N	2,310	378,025
Nedbank Group Ltd.	2,274	34,794
Netcare Ltd.	7,249	10,072
Oceana Group Ltd.	166	729
Old Mutual Ltd.	25,209	35,228
PSG Group Ltd.	877	14,662
Rand Merchant Insurance Holdings Ltd.	4,175	9,193
Redefine Properties Ltd.	26,729	14,427
Remgro Ltd.	2,675	37,243
RMB Holdings Ltd.	3,986	22,893
Sanlam Ltd.	9,070	51,224
Sappi Ltd.	2,969	9,257
Sasol Ltd.	2,929	63,547
Shoprite Holdings Ltd.	2,139	19,231
Spar Group Ltd.	1,178	16,612
Standard Bank Group Ltd.	6,665	80,098
Tiger Brands Ltd.	1,001	15,059
Truworths International Ltd.	2,190	7,693
Vodacom Group Ltd.	3,302	27,183
Woolworths Holdings Ltd.	5,523	19,164

TOTAL SOUTH AFRICA		1,482,212

Spain - 1.7%
Abertis Infraestructuras SA (a)	363	7,476
ACS Actividades de Construccion y Servicios SA	1,437	57,644
Aena Sme SA (b)	382	73,057
Amadeus IT Holding SA Class A	2,324	189,777
Banco Bilbao Vizcaya Argentaria SA	35,633	200,055
Banco de Sabadell SA	28,871	33,680
Banco Santander SA (Spain)	85,848	359,939
Bankia SA	6,995	14,928
Bankinter SA	3,666	26,861
CaixaBank SA	18,574	58,491
Cellnex Telecom SA (b)	1,143	49,194
Enagas SA	1,185	30,226
Endesa SA	1,637	43,684
Ferrovial SA	2,506	75,812
Gas Natural SDG SA	1,911	48,016
Grifols SA	1,071	37,758
Grifols SA ADR	2,192	51,052
Iberdrola SA	31,864	328,110
Inditex SA	5,509	194,691
International Consolidated Airlines Group SA CDI	3,140	25,995
Merlin Properties Socimi SA	1,861	26,699
Red Electrica Corporacion SA	2,243	45,196
Repsol SA	6,807	106,939
Repsol SA rights 1/7/20 (a)	6,807	3,230
Siemens Gamesa Renewable Energy SA	1,107	19,414
Telefonica SA	23,743	166,037

TOTAL SPAIN		2,273,961

Sweden - 1.8%
AarhusKarlshamn AB	886	16,838
Alfa Laval AB	1,573	39,617
ASSA ABLOY AB (B Shares)	5,302	123,937
Atlas Copco AB:
(A Shares)	3,493	139,327
(B Shares)	1,971	68,433
Axfood AB	592	13,172
Billerud AB	1,038	12,262
Boliden AB	1,400	37,144
Castellum AB	1,413	33,189
Dometic Group AB (b)	1,438	14,481
Electrolux AB (B Shares)	1,329	32,621
Elekta AB (B Shares)	1,951	25,694
Epiroc AB:
Class A	3,025	36,931
Class B	2,232	26,463
Ericsson (B Shares)	14,863	129,870
Essity AB Class B	3,127	100,757
Fabege AB	1,588	26,398
Fastighets AB Balder (a)	510	23,588
Getinge AB (B Shares)	1,201	22,311
H&M Hennes & Mauritz AB (B Shares)	4,246	86,349
Hexagon AB (B Shares)	1,381	77,407
HEXPOL AB (B Shares)	1,297	12,712
Holmen AB (B Shares)	513	15,621
Hufvudstaden AB Series A	639	12,628
Husqvarna AB (B Shares)	2,090	16,740
ICA Gruppen AB	399	18,624
Industrivarden AB:
(A Shares)	847	20,980
(C Shares)	1,011	24,384
Indutrade AB	507	18,144
Intrum Justitia AB	382	11,395
Investor AB (B Shares)	2,451	133,772
Kinnevik AB (B Shares)	1,236	30,219
Latour Investment AB Class B	872	14,226
Lifco AB	222	13,557
Loomis AB (B Shares)	344	14,243
Lundin Petroleum AB	912	30,993
Modern Times Group MTG AB (B Shares) (a)	223	2,658
Nibe Industrier AB (B Shares)	2,102	36,446
Nordic Entertainment Group AB Class B	439	14,192
Saab AB (B Shares)	421	14,105
Sandvik AB	5,705	111,251
Securitas AB (B Shares)	1,602	27,614
Skandinaviska Enskilda Banken AB (A Shares)	8,429	79,265
Skanska AB (B Shares)	1,916	43,306
SKF AB (B Shares)	1,965	39,735
SSAB Svenskt Stal AB (B Shares)	3,160	10,297
Svenska Cellulosa AB (SCA) (B Shares)	3,078	31,219
Svenska Handelsbanken AB (A Shares)	7,972	85,860
Swedbank AB (A Shares)	4,833	71,956
Swedish Match Co. AB	924	47,629
Swedish Orphan Biovitrum AB (a)	916	15,110
Tele2 AB (B Shares)	2,615	37,928
Telia Co. AB	14,091	60,553
Thule Group AB (b)	492	11,346
Trelleborg AB (B Shares)	1,288	23,178
Volvo AB (B Shares)	8,492	142,253
Wallenstam AB (B Shares)	1,074	12,980
Wihlborgs Fastigheter AB	683	12,579

TOTAL SWEDEN		2,406,487

Switzerland - 5.5%
ABB Ltd. (Reg.)	10,212	246,346
Adecco SA (Reg.)	853	53,958
Alcon, Inc. (Switzerland) (a)	2,724	154,242
Baloise Holdings AG	255	46,110
Coca-Cola HBC AG	1,050	35,675
Compagnie Financiere Richemont SA Series A	2,764	216,009
Credit Suisse Group AG	12,906	174,459
Geberit AG (Reg.)	191	107,203
Givaudan SA	42	131,538
Julius Baer Group Ltd.	1,156	59,595
Kuehne & Nagel International AG	262	44,181
LafargeHolcim Ltd. (Reg.)	2,588	143,600
Lindt & Spruengli AG (participation certificate)	7	54,355
Lonza Group AG	385	140,506
Nestle SA (Reg. S)	16,077	1,740,551
Novartis AG	13,418	1,270,545
Partners Group Holding AG	96	88,025
Roche Holding AG:
(Bearer)	169	53,714
(participation certificate)	3,673	1,193,735
Schindler Holding AG (participation certificate)	212	53,931
SGS SA (Reg.)	27	73,958
Sika AG	659	123,826
Sonova Holding AG Class B	276	63,168
Straumann Holding AG	55	54,011
Swatch Group AG (Bearer)	159	44,358
Swiss Life Holding AG	187	93,867
Swiss Prime Site AG	404	46,712
Swiss Re Ltd.	1,627	182,739
Swisscom AG	132	69,914
Temenos Group AG	314	49,705
UBS Group AG	20,332	256,829
Zurich Insurance Group Ltd.	795	326,198

TOTAL SWITZERLAND		7,393,563

Taiwan - 2.7%
Accton Technology Corp.	3,000	16,848
Acer, Inc.	17,000	10,144
Advantech Co. Ltd.	2,000	20,191
ASE Technology Holding Co. Ltd.	15,000	41,895
Asia Cement Corp.	11,000	17,632
ASUSTeK Computer, Inc.	4,000	30,955
AU Optronics Corp.	50,000	16,780
Catcher Technology Co. Ltd.	4,000	30,354
Cathay Financial Holding Co. Ltd.	43,341	61,649
Chang Hwa Commercial Bank	30,232	22,941
Cheng Shin Rubber Industry Co. Ltd.	11,000	15,371
Chicony Electronics Co. Ltd.	3,010	8,955
China Airlines Ltd.	14,000	4,240
China Development Finance Holding Corp.	68,000	22,118
China Life Insurance Co. Ltd. (a)	16,003	13,695
China Petrochemical Development Corp.	18,150	5,946
China Steel Corp.	63,000	50,334
China Synthetic Rubber Corp.	3,390	3,558
Chinatrust Financial Holding Co. Ltd.	97,000	72,635
Chipbond Technology Corp.	2,000	4,493
Chroma ATE, Inc.	3,000	14,542
Chunghwa Telecom Co. Ltd.	19,000	69,867
Compal Electronics, Inc.	17,000	10,712
CTCI Corp.	2,000	2,547
Delta Electronics, Inc.	10,000	50,645
E Ink Holdings, Inc.	3,000	3,134
E.SUN Financial Holdings Co. Ltd.	58,117	54,204
ECLAT Textile Co. Ltd.	1,000	13,472
Elan Microelectronics Corp.	1,000	3,049
Elite Material Co. Ltd.	1,000	4,580
EPISTAR Corp.	5,000	5,407
EVA Airways Corp.	9,562	4,395
Evergreen Marine Corp. (Taiwan) (a)	10,675	4,425
Far Eastern Textile Ltd.	19,000	18,959
Far EasTone Telecommunications Co. Ltd.	8,000	19,282
Feng Tay Enterprise Co. Ltd.	2,200	14,341
First Financial Holding Co. Ltd.	50,582	40,075
Formosa Chemicals & Fibre Corp.	20,000	58,501
Formosa Petrochemical Corp.	8,000	26,075
Formosa Plastics Corp.	22,000	73,397
Formosa Taffeta Co. Ltd.	3,000	3,430
Foxconn Technology Co. Ltd.	3,000	6,639
Fubon Financial Holding Co. Ltd.	37,000	57,391
Giant Manufacturing Co. Ltd.	2,000	14,241
GlobalWafers Co. Ltd.	1,000	12,787
Great Wall Enterprise Co. Ltd.	3,150	4,596
Highwealth Construction Corp.	3,000	4,643
HIWIN Technologies Corp.	1,095	10,286
Hon Hai Precision Industry Co. Ltd. (Foxconn)	64,600	196,085
Hota Industrial Manufacturing Co. Ltd.	1,000	3,844
Hotai Motor Co. Ltd.	2,000	45,664
HTC Corp.	3,000	3,856
Hua Nan Financial Holdings Co. Ltd.	43,081	31,684
Innolux Corp.	55,000	15,316
Inventec Corp.	15,000	11,458
King Yuan Electronics Co. Ltd.	8,000	10,042
Largan Precision Co. Ltd.	1,000	167,146
Lien Hwa Industrial Corp.	3,150	3,891
Lite-On Technology Corp.	10,000	16,497
Macronix International Co. Ltd.	11,060	13,754
Makalot Industrial Co. Ltd.	1,050	5,528
MediaTek, Inc.	8,000	118,607
Mega Financial Holding Co. Ltd.	54,000	55,238
Merida Industry Co. Ltd.	1,000	5,900
Merry Electronics Co. Ltd.	1,000	5,599
Micro-Star International Co. Ltd.	4,000	11,593
Nan Ya Plastics Corp.	28,000	68,142
Nanya Technology Corp.	6,000	16,728
Nien Made Enterprise Co. Ltd.	1,000	9,260
Novatek Microelectronics Corp.	3,000	21,963
OBI Pharma, Inc. (a)	1,064	4,695
Pegatron Corp.	11,000	25,152
PharmaEssentia Corp. (a)	1,000	3,677
Phison Electronics Corp.	1,000	11,383
Pou Chen Corp.	13,000	17,036
Powertech Technology, Inc.	4,000	13,345
President Chain Store Corp.	3,000	30,487
Qisda Corp.	5,000	3,560
Quanta Computer, Inc.	13,000	27,943
Radiant Opto-Electronics Corp.	3,000	12,035
Realtek Semiconductor Corp.	2,000	15,712
Ruentex Development Co. Ltd.	4,600	6,951
Ruentex Industries Ltd.	1,800	4,423
Shin Kong Financial Holding Co. Ltd.	53,992	18,681
Simplo Technology Co. Ltd.	1,000	10,129
Sino-American Silicon Products, Inc.	2,000	6,646
Sinopac Holdings Co.	47,680	20,721
Synnex Technology International Corp.	7,000	8,775
Ta Chen Stainless Pipe Co. Ltd.	3,000	3,214
TaiMed Biologics, Inc. (a)	1,000	3,313
Taishin Financial Holdings Co. Ltd.	50,129	24,299
Taiwan Business Bank	23,394	9,854
Taiwan Cement Corp.	23,007	33,610
Taiwan Cooperative Financial Holding Co. Ltd.	43,723	30,329
Taiwan Fertilizer Co. Ltd.	2,000	3,313
Taiwan High Speed Rail Corp.	10,000	12,837
Taiwan Mobile Co. Ltd.	8,000	29,953
Taiwan Semiconductor Manufacturing Co. Ltd.	98,000	1,086,932
Tatung Co. Ltd. (a)	10,000	7,020
TCI Co. Ltd.	1,148	10,937
TECO Electric & Machinery Co. Ltd.	7,000	6,131
Tripod Technology Corp.	2,000	8,391
Unified-President Enterprises Corp.	25,000	62,011
Unimicron Technology Corp.	6,000	8,424
United Microelectronics Corp.	61,000	33,495
Vanguard International Semiconductor Corp.	4,000	10,604
Walsin Lihwa Corp.	20,000	10,296
Walsin Technology Corp.	1,000	7,990
Win Semiconductors Corp.	2,000	19,656
Winbond Electronics Corp.	18,000	11,764
Wistron Corp.	15,058	14,271
WPG Holding Co. Ltd.	3,920	5,124
Yageo Corp.	2,000	29,217
Yuanta Financial Holding Co. Ltd.	57,000	38,490

TOTAL TAIWAN		3,676,977

Thailand - 0.6%
Advanced Info Service PCL (For. Reg.)	5,600	39,823
Airports of Thailand PCL (For. Reg.)	24,000	59,496
B. Grimm Power PCL	2,300	4,030
B. Grimm Power PCL	4,900	8,585
Bangkok Bank PCL	2,600	13,894
Bangkok Chain Hospital PCL	5,000	2,855
Bangkok Dusit Medical Services PCL (For. Reg.)	18,900	16,405
Bangkok Expressway and Metro PCL	45,200	16,451
Banpu PCL (For. Reg.)	6,800	2,701
Berli Jucker PCL:
unit	2,900	4,067
(For. Reg)	2,800	3,927
BTS Group Holdings PCL:
warrants (a)	2,894	70
(For. Reg.)	28,944	12,697
Bumrungrad Hospital PCL (For. Reg.)	2,100	10,310
C.P. ALL PCL (For. Reg.)	25,300	61,051
Central Pattana PCL (For. Reg.)	6,200	12,869
Central Plaza Hotel PCL	1,800	1,502
Charoen Pokphand Foods PCL (For. Reg.)	16,400	15,056
Delta Electronics PCL NVDR	3,100	5,539
Electricity Generating PCL (For. Reg.)	1,200	13,143
Energy Absolute PCL	8,700	12,692
Global Power Synergy Public Co. Ltd.	8,146	23,311
Gulf Energy Development PCL	3,900	21,607
Hana Microelectronics PCL (For. Reg.)	3,400	3,916
Home Product Center PCL (For. Reg.)	16,300	8,706
Indorama Ventures PCL (For. Reg.)	13,600	15,874
Intouch Holdings PCL (For. Reg.)	8,000	15,297
IRPC PCL	35,900	4,408
IRPC PCL (For. Reg.)	32,700	4,015
Kasikornbank PCL	500	2,521
Kasikornbank PCL (For. Reg.)	5,500	27,637
Kiatnakin Bank PCL (For. Reg.)	1,300	2,866
Krung Thai Bank PCL:
(For. Reg.)	15,200	8,330
NVDR	4,000	2,192
Krungthai Card PCL (For. Reg.)	3,300	4,352
Land & House PCL:
NVDR	9,000	2,948
(For. Reg.)	10,800	3,537
Minor International PCL:
warrants 9/30/21 (a)	520	56
(For. Reg.)	10,400	12,500
Muangthai Leasing PCL	2,200	4,683
Muangthai Leasing PCL	2,100	4,470
Osotspa PCL	5,000	6,758
PTT Exploration and Production PCL (For. Reg.)	7,200	29,926
PTT Global Chemical PCL (For. Reg.)	7,600	14,462
PTT PCL (For. Reg.)	50,300	73,913
Ratchaburi Electric Generating Holding PCL (For. Reg.)	2,100	4,827
Robinsons Department Store PCL (For. Reg.)	3,500	7,718
Siam Cement PCL:
(For. Reg.)	1,400	18,325
NVDR unit	200	2,618
Siam Commercial Bank PCL (For. Reg.)	8,400	34,208
Siam Global House PCL	4,620	2,498
Srisawad Corp. PCL	4,400	10,016
Thai Beverage PCL	51,300	33,947
Thai Oil PCL (For. Reg.)	4,100	9,544
Thai Union Frozen Products PCL (For. Reg.)	7,300	3,289
Thanachart Capital PCL (For. Reg.)	1,900	3,378
TISCO Financial Group PCL	1,200	3,979
TMB Bank PCL (For. Reg.)	117,612	6,597
Total Access Communication PCL (For. Reg.)	3,200	5,688
True Corp. PCL (For. Reg.)	48,800	7,484
VGI Global Media PCL	15,300	4,880
WHA Corp. PCL	26,500	3,431

TOTAL THAILAND		777,875

Turkey - 0.2%
Akbank TAS (a)	16,649	22,697
Anadolu Efes Biracilik Ve Malt Sanayii A/S	792	3,073
Arcelik A/S (a)	1,023	3,584
Aselsan A/S	1,347	4,741
Bim Birlesik Magazalar A/S JSC	2,394	18,777
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	9,423	2,313
Enka Insaat ve Sanayi A/S	6,204	6,695
Eregli Demir ve Celik Fabrikalari T.A.S.	7,957	12,091
Ford Otomotiv Sanayi A/S	294	3,501
Haci Omer Sabanci Holding A/S	7,803	12,513
Koc Holding A/S	5,413	18,489
Petkim Petrokimya Holding A/S	3,959	2,536
Soda Sanayii AS	1,699	1,765
Sok Marketler Ticaret A/S (a)	3,998	7,231
TAV Havalimanlari Holding A/S	711	3,487
Tekfen Holding A/S	900	2,923
Tupras Turkiye Petrol Rafinerileri A/S	736	15,687
Turk Hava Yollari AO (a)	3,449	8,383
Turk Sise ve Cam Fabrikalari A/S	2,037	1,805
Turkcell Iletisim Hizmet A/S	5,269	12,223
Turkiye Garanti Bankasi A/S (a)	11,876	22,239
Turkiye Halk Bankasi A/S (a)	1,218	1,210
Turkiye Is Bankasi A/S Series C (a)	6,768	7,292
Turkiye Vakiflar Bankasi TAO (a)	7,036	6,517
Ulker Biskuvi Sanayi A/S	1,554	5,841
Yapi ve Kredi Bankasi A/S (a)	7,300	3,043

TOTAL TURKEY		210,656

United Arab Emirates - 0.1%
Abu Dhabi Commercial Bank PJSC	9,499	20,482
DP World Ltd.	862	11,292
Dubai Islamic Bank Pakistan Ltd. (a)	8,972	13,459
Emaar Properties PJSC	18,466	20,210
Emirates Telecommunications Corp.	8,525	37,970
National Bank of Abu Dhabi PJSC	14,001	57,786

TOTAL UNITED ARAB EMIRATES		161,199

United Kingdom - 9.7%
3i Group PLC	5,073	73,782
Admiral Group PLC	1,360	41,596
Amarin Corp. PLC ADR (a)(d)	1,560	33,446
Anglo American PLC (United Kingdom)	7,426	213,747
Antofagasta PLC	1,715	20,827
Ashtead Group PLC	2,598	83,073
Associated British Foods PLC	1,833	63,079
AstraZeneca PLC (United Kingdom)	6,659	666,512
Atlassian Corp. PLC (a)	573	68,955
Auto Trader Group PLC (b)	4,949	39,083
Aviva PLC	20,426	113,376
Babcock International Group PLC	2,587	21,568
BAE Systems PLC	17,131	128,265
Barclays PLC	84,440	201,345
Barratt Developments PLC	5,259	52,009
Beazley PLC	2,659	19,583
Bellway PLC	697	35,148
Berkeley Group Holdings PLC	718	46,212
BHP Billiton PLC	11,167	261,687
BP PLC	105,107	661,208
British American Tobacco PLC (United Kingdom)	12,039	511,683
British Land Co. PLC	5,427	45,954
BT Group PLC	45,434	115,814
Bunzl PLC	1,730	47,321
Burberry Group PLC	2,140	62,504
Carnival PLC	1,092	52,343
Centrica PLC	29,823	35,277
Cobham PLC	13,320	28,980
Coca-Cola European Partners PLC	1,282	65,228
Compass Group PLC	8,426	211,171
Croda International PLC	682	46,253
Derwent London PLC	566	30,064
Diageo PLC	12,543	528,521
Direct Line Insurance Group PLC	7,035	29,121
DS Smith PLC	7,126	36,265
easyJet PLC	1,360	25,662
Evraz PLC	1,724	9,226
G4S PLC (United Kingdom)	7,484	21,611
GlaxoSmithKline PLC	26,079	612,779
GW Pharmaceuticals PLC ADR (a)(d)	162	16,939
Halma PLC	1,899	53,226
Hammerson PLC	3,845	15,722
Hargreaves Lansdown PLC	1,393	35,704
HomeServe PLC	1,541	25,801
Howden Joinery Group PLC	3,194	28,456
HSBC Holdings PLC (United Kingdom)	107,160	838,896
IMI PLC	1,296	20,240
Imperial Brands PLC	5,001	123,809
Informa PLC	6,423	72,913
InterContinental Hotel Group PLC	986	67,753
Intermediate Capital Group PLC	1,524	32,501
International Game Technology PLC	537	8,039
Intertek Group PLC	823	63,795
Investec PLC	3,746	21,986
ITV PLC	18,595	37,193
J Sainsbury PLC	8,926	27,182
John Wood Group PLC	3,589	18,945
Johnson Matthey PLC	1,027	40,757
Just Eat Holding Ltd. (a)	3,074	33,992
Kingfisher PLC	10,983	31,617
Land Securities Group PLC	3,886	50,959
Legal & General Group PLC	30,537	122,561
Lloyds Banking Group PLC	375,597	311,153
London Stock Exchange Group PLC	1,633	167,827
M&G PLC (a)	13,296	41,775
Marks & Spencer Group PLC	8,371	23,736
Meggitt PLC	4,202	36,557
Melrose Industries PLC	25,000	79,509
Micro Focus International PLC	1,904	26,724
Mondi PLC	1,847	43,365
National Grid PLC	19,607	245,248
Network International Holdings PLC (b)	1,159	9,841
Next PLC	720	66,932
Ocado Group PLC (a)	2,980	50,486
Pearson PLC	4,152	35,077
Pennon Group PLC	2,184	29,653
Persimmon PLC	1,609	57,438
Phoenix Group Holdings PLC	3,056	30,319
Prudential PLC	13,643	261,409
Reckitt Benckiser Group PLC	3,888	315,816
RELX PLC (London Stock Exchange)	10,861	274,134
Rentokil Initial PLC	9,463	56,782
Rightmove PLC	4,655	39,068
Rio Tinto PLC	5,923	350,612
Rolls-Royce Holdings PLC	10,033	90,678
Royal Bank of Scotland Group PLC	23,508	75,412
Royal Dutch Shell PLC:
Class A (United Kingdom)	23,111	684,414
Class B (United Kingdom)	20,657	613,176
RSA Insurance Group PLC	5,515	41,318
Sage Group PLC	6,109	60,609
Schroders PLC	629	27,778
Scottish & Southern Energy PLC	5,361	102,246
Segro PLC	5,180	61,561
Severn Trent PLC	1,249	41,609
Smith & Nephew PLC	4,607	111,032
Smiths Group PLC	1,990	44,469
Spectris PLC	634	24,404
Spirax-Sarco Engineering PLC	380	44,748
SSP Group PLC	2,215	19,071
St. James's Place Capital PLC	2,773	42,773
Standard Chartered PLC (United Kingdom)	14,859	140,216
Standard Life PLC	13,134	57,081
Tate & Lyle PLC	2,497	25,144
Taylor Wimpey PLC	16,742	42,889
Tesco PLC	51,504	174,065
The Weir Group PLC	1,305	26,093
Travis Perkins PLC	1,307	27,735
Tullow Oil PLC	6,991	5,927
Unilever PLC	6,234	356,851
United Utilities Group PLC	3,542	44,262
Vodafone Group PLC	141,207	274,136
Whitbread PLC	943	60,531
WM Morrison Supermarkets PLC	11,916	31,536

TOTAL UNITED KINGDOM		13,054,489

United States of America - 0.1%
Kolon TissueGene, Inc. unit (a)(c)	120	832
Stratasys Ltd. (a)(d)	312	6,310
Yum China Holdings, Inc.	1,961	94,148

TOTAL UNITED STATES OF AMERICA		101,290

TOTAL COMMON STOCKS
(Cost $114,162,322)		120,732,569

Nonconvertible Preferred Stocks - 1.2%
Brazil - 0.6%
Azul SA (a)	1,300	18,834
Banco Bradesco SA (PN)	19,120	171,917
Bradespar SA (PN)	1,000	9,516
Braskem SA (PN-A)	1,000	7,420
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	1,700	16,160
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	900	19,610
Companhia Energetica de Minas Gerais (CEMIG) (PN)	5,400	18,511
Gerdau SA	6,900	34,305
Itau Unibanco Holding SA	25,600	236,100
Itausa-Investimentos Itau SA (PN)	23,460	82,172
Lojas Americanas SA (PN)	3,800	24,476
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	26,700	200,315
Telefonica Brasil SA	2,300	33,150

TOTAL BRAZIL		872,486

Chile - 0.0%
Sociedad Quimica y Minera de Chile SA (PN-B) (a)	613	16,394
Colombia - 0.0%
Bancolombia SA (PN)	2,898	40,377
Grupo Aval Acciones y Valores SA	18,750	8,328

TOTAL COLOMBIA		48,705

Germany - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	594	36,679
Henkel AG & Co. KGaA	1,019	105,386
Porsche Automobil Holding SE (Germany)	802	59,507
Sartorius AG (non-vtg.)	174	37,240
Volkswagen AG	983	194,328

TOTAL GERMANY		433,140

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	31,748	19,437
Korea (South) - 0.2%
Hyundai Motor Co.	169	10,485
Hyundai Motor Co. Series 2	210	14,428
LG Chemical Ltd.	103	15,419
Samsung Electronics Co. Ltd.	4,465	175,410

TOTAL KOREA (SOUTH)		215,742

Russia - 0.1%
AK Transneft OAO	8	22,782
Sberbank of Russia	5,980	21,996
Surgutneftegas OJSC	51,800	31,541

TOTAL RUSSIA		76,319

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $1,512,135)		1,682,223
	Principal Amount	Value

Government Obligations - 0.2%
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.82% 3/19/20 (e)
(Cost $199,218)	200,000	199,366
	Shares	Value

Money Market Funds - 5.5%
Fidelity Cash Central Fund 1.58% (f)	7,378,807	7,380,283
Fidelity Securities Lending Cash Central Fund 1.58% (f)(g)	126,758	126,770
TOTAL MONEY MARKET FUNDS
(Cost $7,507,053)		7,507,053
TOTAL INVESTMENT IN SECURITIES - 96.1%
(Cost $123,380,728)		130,121,211
NET OTHER ASSETS (LIABILITIES) - 3.9%		5,220,200
NET ASSETS - 100%		$135,341,411

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	81	March 2020	$8,247,825	$14,742	$14,742
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	64	March 2020	3,584,640	24,029	24,029
TME S&P/TSX 60 Index Contracts (Canada)	5	March 2020	779,639	(744)	(744)
TOTAL FUTURES CONTRACTS					$38,027

The notional amount of futures purchased as a percentage of Net Assets is 9.3%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,139,979 or 0.8% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security is on loan at period end.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $199,366.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$69,208
Fidelity Securities Lending Cash Central Fund	2,711
Total	$71,919

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$7,837,832	$3,356,007	$4,481,825	$--
Consumer Discretionary	14,286,858	9,214,859	5,071,999	--
Consumer Staples	11,433,763	5,015,556	6,418,207	--
Energy	7,713,027	3,775,355	3,937,672	--
Financials	25,577,726	14,918,441	10,659,285	--
Health Care	10,851,807	3,431,916	7,419,059	832
Industrials	15,793,740	9,533,418	6,253,856	6,466
Information Technology	11,704,860	6,661,011	5,043,849	--
Materials	8,820,656	5,808,022	3,012,634	--
Real Estate	4,378,293	3,585,117	793,176	--
Utilities	4,016,230	2,981,509	1,034,721	--
Government Obligations	199,366	--	199,366	--
Money Market Funds	7,507,053	7,507,053	--	--
Total Investments in Securities:	$130,121,211	$75,788,264	$54,325,649	$7,298
Derivative Instruments:
Assets
Futures Contracts	$38,771	$38,771	$--	$--
Total Assets	38,771	38,771	$--	$--
Liabilities
Futures Contracts	$(744)	$(744)	$--	$--
Total Liabilities	(744)	(744)	--	--
Total Derivative Instruments:	$38,027	$38,027	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$38,771	$(744)
Total Equity Risk	38,771	(744)
Total Value of Derivatives	$38,771	$(744)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

VIP International Index Portfolio

Financial Statements

Statement of Assets and Liabilities

		December 31, 2019
Assets
Investment in securities, at value (including securities loaned of $126,314) — See accompanying schedule: Unaffiliated issuers (cost $115,873,675)	$122,614,158
Fidelity Central Funds (cost $7,507,053)	7,507,053
Total Investment in Securities (cost $123,380,728)		$130,121,211
Segregated cash with brokers for derivative instruments		152,943
Foreign currency held at value (cost $64,589)		65,094
Receivable for investments sold
Regular delivery		17,508
Delayed delivery		566
Receivable for fund shares sold		4,891,627
Dividends receivable		225,372
Distributions receivable from Fidelity Central Funds		5,780
Receivable for daily variation margin on futures contracts		32,061
Other receivables		59
Total assets		135,512,221
Liabilities
Payable to custodian bank	$3,925
Payable for fund shares redeemed	80
Accrued management fee	11,364
Distribution and service plan fees payable	1,081
Other affiliated payables	6,198
Other payables and accrued expenses	21,356
Collateral on securities loaned	126,806
Total liabilities		170,810
Net Assets		$135,341,411
Net Assets consist of:
Paid in capital		$128,883,085
Total accumulated earnings (loss)		6,458,326
Net Assets		$135,341,411
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($125,049,708 ÷ 12,469,454 shares)		$10.03
Service Class:
Net Asset Value, offering price and redemption price per share ($4,701,492 ÷ 469,207 shares)		$10.02
Service Class 2:
Net Asset Value, offering price and redemption price per share ($5,590,211 ÷ 558,134 shares)		$10.02

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2019
Investment Income
Dividends		$2,701,573
Non-Cash dividends		198,136
Interest		5,222
Income from Fidelity Central Funds (including $2,711 from security lending)		71,919
Income before foreign taxes withheld		2,976,850
Less foreign taxes withheld		(295,127)
Total income		2,681,723
Expenses
Management fee	$96,446
Transfer agent fees	52,606
Distribution and service plan fees	5,365
Independent trustees' fees and expenses	444
Commitment fees	118
Total expenses before reductions	154,979
Expense reductions	(612)
Total expenses after reductions		154,367
Net investment income (loss)		2,527,356
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $314)	(369,942)
Fidelity Central Funds	(36)
Foreign currency transactions	(2,252)
Futures contracts	582,909
Total net realized gain (loss)		210,679
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $21,356)	14,100,201
Assets and liabilities in foreign currencies	2,207
Futures contracts	42,141
Total change in net unrealized appreciation (depreciation)		14,144,549
Net gain (loss)		14,355,228
Net increase (decrease) in net assets resulting from operations		$16,882,584

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2019	For the period April 17, 2018 (commencement of operations) to December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,527,356	$621,972
Net realized gain (loss)	210,679	(193,179)
Change in net unrealized appreciation (depreciation)	14,144,549	(7,384,384)
Net increase (decrease) in net assets resulting from operations	16,882,584	(6,955,591)
Distributions to shareholders	(2,817,379)	(676,099)
Share transactions - net increase (decrease)	64,936,926	63,970,970
Total increase (decrease) in net assets	79,002,131	56,339,280
Net Assets
Beginning of period	56,339,280	–
End of period	$135,341,411	$56,339,280

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP International Index Portfolio Initial Class

Years ended December 31,	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$8.45	$10.00
Income from Investment Operations
Net investment income (loss)B	.27	.15
Net realized and unrealized gain (loss)	1.54	(1.60)
Total from investment operations	1.81	(1.45)
Distributions from net investment income	(.21)	(.10)
Distributions from net realized gain	(.02)	(.01)
Total distributions	(.23)	(.10)C
Net asset value, end of period	$10.03	$8.45
Total ReturnD,E,F	21.53%	(14.47)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.17%	.17%I
Expenses net of fee waivers, if any	.17%	.17%I
Expenses net of all reductions	.17%	.17%I
Net investment income (loss)	2.88%	2.27%I
Supplemental Data
Net assets, end of period (000 omitted)	$125,050	$55,494
Portfolio turnover rateJ	4%	5%I

 A For the period April 17, 2018 (commencement of operations) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.10 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.007 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP International Index Portfolio Service Class

Year ended December 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.48
Income from Investment Operations
Net investment income (loss)B	.16
Net realized and unrealized gain (loss)	.61
Total from investment operations	.77
Distributions from net investment income	(.20)
Distributions from net realized gain	(.02)
Total distributions	(.23)C
Net asset value, end of period	$10.02
Total ReturnD,E,F	8.15%
Ratios to Average Net AssetsG,H
Expenses before reductions	.27%I
Expenses net of fee waivers, if any	.27%I
Expenses net of all reductions	.27%I
Net investment income (loss)	2.90%I
Supplemental Data
Net assets, end of period (000 omitted)	$4,701
Portfolio turnover rateJ	4%

 A For the period April 11, 2019 (commencement of sale of shares) to December 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.23 per share is comprised of distributions from net investment income of $.204 and distributions from net realized gain of $.021 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP International Index Portfolio Service Class 2

Years ended December 31,	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$8.46	$10.00
Income from Investment Operations
Net investment income (loss)B	.25	.13
Net realized and unrealized gain (loss)	1.53	(1.58)
Total from investment operations	1.78	(1.45)
Distributions from net investment income	(.20)	(.08)
Distributions from net realized gain	(.02)	(.01)
Total distributions	(.22)	(.09)
Net asset value, end of period	$10.02	$8.46
Total ReturnC,D,E	21.16%	(14.55)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.42%	.42%H
Expenses net of fee waivers, if any	.42%	.42%H
Expenses net of all reductions	.42%	.42%H
Net investment income (loss)	2.63%	2.02%H
Supplemental Data
Net assets, end of period (000 omitted)	$5,590	$846
Portfolio turnover rateI	4%	5%H

 A For the period April 17, 2018 (commencement of operations) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2019

1. Organization.

VIP Total Market Index Portfolio, VIP Extended Market Index Portfolio and VIP International Index Portfolio (the Funds) are funds of Variable Insurance Products Fund II (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Funds commenced sale of Service Class shares on April 11, 2019. Each Fund offers the following classes of shares: Initial Class, Service Class and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2019 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2019, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. VIP International Index Portfolio is subject to a tax imposed on capital gains by certain countries in which it invests.An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on each applicable Fund's Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain deemed distributions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
VIP Total Market Index Portfolio	$159,742,389	$24,706,143	$(5,281,761)	$19,424,382
VIP Extended Market Index Portfolio	76,128,426	9,746,401	(5,641,546)	4,104,855
VIP International Index Portfolio	123,650,118	12,451,004	(5,979,911)	6,471,093

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
VIP Total Market Index Portfolio	$57,666	$181,191	$19,424,401
VIP Extended Market Index Portfolio	–	–	4,104,900
VIP International Index Portfolio	–	5,579	6,474,103

Certain of the Funds intend to elect to defer to the next fiscal year capital losses recognized during the period November 1, 2019 to December 31, 2019. Loss deferrals were as follows:

Capital losses
VIP Extended Market Index Portfolio	$(811)

The tax character of distributions paid was as follows:

December 31, 2019
	Ordinary Income	Long-term Capital Gains	Total
VIP Total Market Index Portfolio	$2,485,894	$295,279	$2,781,173
VIP Extended Market Index Portfolio	1,452,273	73,760	1,526,033
VIP International Index Portfolio	2,817,379	–	2,817,379

December 31, 2018(a)
	Ordinary Income	Long-term Capital Gains	Total
VIP Total Market Index Portfolio	$807,333	$8,686	$816,019
VIP Extended Market Index Portfolio	278,790	–	278,790
VIP International Index Portfolio	676,099	–	676,099

 (a) For the period April 17, 2018 (commencement of operations) to December 31, 2018.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Total Market Index Portfolio	64,702,954	5,133,120
VIP Extended Market Index Portfolio	42,875,825	8,538,697
VIP International Index Portfolio	56,456,552	3,048,502

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .06%, .07% and .11% of VIP Total Market Index Portfolio's, VIP Extended Market Index Portfolio's and VIP International Index Portfolio's average net assets, respectively. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

In addition, under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Initial Class	Service Class	Service Class 2
VIP Total Market Index Portfolio	.12%	.22%	.37%
VIP Extended Market Index Portfolio	.13%	.23%	.38%
VIP International Index Portfolio	.17%	.27%	.42%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class and Service Class 2 shares. Each Service Class and Service Class 2 pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were reallowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

	Service Class	Service Class 2	Total
VIP Total Market Index Portfolio	$74	$2,846	$2,920
VIP Extended Market Index Portfolio	320	2,595	2,915
VIP International Index Portfolio	72	5,293	5,365

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. For each Fund, FIIOC receives asset-based fees equal to an annual rate of .07% of each class's average net assets for transfer agent services, typesetting, and printing and mailing of shareholder reports, excluding mailing of proxy statements. Under the expense contract, each class of each Fund pays a portion of the transfer agent fees equal to an annual rate of .06% of class-level average net assets. For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
VIP Total Market Index Portfolio
Initial Class	$76,057
Service Class	44
Service Class 2	683
$76,784
VIP Extended Market Index Portfolio
Initial Class	$30,843
Service Class	192
Service Class 2	623
$31,658
VIP International Index Portfolio
Initial Class	$51,293
Service Class	43
Service Class 2	1,270
$52,606

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

VIP Total Market Index Portfolio	$177
VIP Extended Market Index Portfolio	70
VIP International Index Portfolio	118

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Funds. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a Fund's daily lending revenue, for its services as lending agent. The Funds may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with NFS, as affiliated borrower. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
VIP Total Market Index Portfolio	$487	$306	$12,180
VIP Extended Market Index Portfolio	$1,426	$45	$21,385
VIP International Index Portfolio	$9	$35	$–

9. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
VIP Total Market Index Portfolio	$159
VIP Extended Market Index Portfolio	120
VIP International Index Portfolio	612

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended December 31, 2019(a)	Year ended December 31, 2018(b)
VIP Total Market Index Portfolio
Distributions to shareholders
Initial Class	$2,757,941	$808,619
Service Class	1,780	–
Service Class 2	21,452	7,400
Total	$2,781,173	$816,019
VIP Extended Market Index Portfolio
Distributions to shareholders
Initial Class	$1,482,712	$272,690
Service Class	22,293	–
Service Class 2	21,028	6,100
Total	$1,526,033	$278,790
VIP International Index Portfolio
Distributions to shareholders
Initial Class	$2,702,765	$667,599
Service Class	2,374	–
Service Class 2	112,240	8,500
Total	$2,817,379	$676,099

 (a) Distributions for Service Class are for the period April 11, 2019 (commencement of sale of shares) to December 31, 2019.

 (b) For the period April 17, 2018 (commencement of operations) to December 31, 2018.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2019(a)	Year ended December 31, 2018(b)	Year ended December 31, 2019(a)	Year ended December 31, 2018(b)
VIP Total Market Index Portfolio
Initial Class
Shares sold	6,591,795	8,973,729	$71,161,577	$93,021,142
Reinvestment of distributions	231,926	83,605	2,678,740	771,019
Shares redeemed	(1,043,884)	(184,746)	(11,354,875)	(1,879,304)
Net increase (decrease)	5,779,837	8,872,588	$62,485,442	$91,912,857
Service Class
Shares sold	9,320	–	$100,000	$–
Net increase (decrease)	9,320	–	$100,000	$–
Service Class 2
Shares sold	29,533	100,000	$338,473	$1,000,000
Reinvestment of distributions	342	–	3,952	–
Shares redeemed	(217)	–	(2,503)	–
Net increase (decrease)	29,658	100,000	$339,922	$1,000,000
VIP Extended Market Index Portfolio
Initial Class
Shares sold	3,991,788	3,685,645	$40,446,991	$38,387,303
Reinvestment of distributions	130,658	27,213	1,391,512	240,290
Shares redeemed	(837,813)	(274,686)	(8,607,747)	(2,715,655)
Net increase (decrease)	3,284,633	3,438,172	$33,230,756	$35,911,938
Service Class
Shares sold	196,260	–	$2,072,146	$–
Reinvestment of distributions	1,891	–	20,119	–
Shares redeemed	(1,753)	–	(17,553)	–
Net increase (decrease)	196,398	–	$2,074,712	$–
Service Class 2
Shares sold	4,493	100,000	$45,685	$1,000,000
Reinvestment of distributions	78	–	828	–
Shares redeemed	(286)	–	(3,060)	–
Net increase (decrease)	4,285	100,000	$43,453	$1,000,000
VIP International Index Portfolio
Initial Class
Shares sold	6,475,928	6,905,803	$61,068,001	$66,042,020
Reinvestment of distributions	244,899	62,161	2,377,965	523,399
Shares redeemed	(815,826)	(403,511)	(7,566,833)	(3,594,449)
Net increase (decrease)	5,905,001	6,564,453	$55,879,133	$62,970,970
Service Class
Shares sold	469,207	–	$4,695,756	$–
Net increase (decrease)	469,207	–	$4,695,756	$–
Service Class 2
Shares sold	485,188	100,000	$4,617,617	$1,000,000
Reinvestment of distributions	9,272	–	89,940	–
Shares redeemed	(36,326)	–	(345,520)	–
Net increase (decrease)	458,134	100,000	$4,362,037	$1,000,000

 (a) Share transactions for Service Class are for the period April 11, 2019 (commencement of sale of shares) to December 31, 2019.

 (b) For the period April 17, 2018 (commencement of operations) to December 31, 2018.

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares of the following Funds:

Affiliated %
VIP Extended Market Index Portfolio	99%
VIP International Index Portfolio	96%
VIP Total Market Index Portfolio	100%

Effective January 1, 2020, following any required regulatory notices and approvals:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. (FIIOC) converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund II and Shareholders of VIP Total Market Index Portfolio, VIP Extended Market Index Portfolio and VIP International Index Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of VIP Total Market Index Portfolio, VIP Extended Market Index Portfolio and VIP International Index Portfolio (the "Funds"), each a fund of Variable Insurance Products Fund II, including the schedules of investments, as of December 31, 2019, the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and for the period from April 17, 2018 (commencement of operations) to December 31, 2018, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2019, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for the year then ended and for the period from April 17, 2018 (commencement of operations) to December 31, 2018, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

February 14, 2020

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Except for Michael E. Wiley, each of the Trustees oversees 302 funds. Mr. Wiley oversees 199 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the Investment Company Act of 1940 (1940 Act)) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the funds' Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present) and Board of Directors (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Chair (2018-present) and Member (2013-present) of the Board of Governors, State University System of Florida and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present) and as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), a Director of Fortune Brands, Inc. (consumer products, 2000-2011), and a member of the Board of Trustees of the University of Florida (2013-2018).

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of High Point Resources (exploration and production, 2005-present). Previously, Mr. Wiley served as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a Director of Andeavor Logistics LP (natural resources logistics, 2015-2018), a Director of Post Oak Bank (privately-held bank, 2004-2018), a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), an Advisory Director of Riverstone Holdings (private investment), a Director of Spinnaker Exploration Company (exploration and production, 2001-2005) and Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Fuller also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Fuller serves as a member of the Board of Directors, Audit Committee, and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present). Previously, Ms. Fuller served as the Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006).

Patricia L. Kampling (1959)

Year of Election or Appointment: 2020

Member of the Advisory Board

Ms. Kampling also serves as Member of the Advisory Board of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Compensation Committee and Executive Committee and as Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).

Susan Tomasky (1953)

Year of Election or Appointment: 2020

Member of the Advisory Board

Ms. Tomasky also serves as Member of the Advisory Board of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present). In addition, Ms. Tomasky currently serves as a member of the Board of the Columbus Regional Airport Authority (2007-present), as a member of the Board of the Royal Shakespeare Company – America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board of Kenyon College (2016-present). Previously, Ms. Tomasky served as a member of the Board (2011-2019) and as Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2019

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2020

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2020

Deputy Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2019 to December 31, 2019).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2019	Ending Account Value December 31, 2019	Expenses Paid During Period-B July 1, 2019 to December 31, 2019
VIP Total Market Index Portfolio
Initial Class	.12%
Actual		$1,000.00	$1,103.70	$.64
Hypothetical-C		$1,000.00	$1,024.60	$.61
Service Class	.22%
Actual		$1,000.00	$1,103.00	$1.17
Hypothetical-C		$1,000.00	$1,024.10	$1.12
Service Class 2.37%
Actual		$1,000.00	$1,102.50	$1.96
Hypothetical-C		$1,000.00	$1,023.34	$1.89
VIP Extended Market Index Portfolio
Initial Class	.13%
Actual		$1,000.00	$1,068.60	$.68
Hypothetical-C		$1,000.00	$1,024.55	$.66
Service Class	.23%
Actual		$1,000.00	$1,067.50	$1.20
Hypothetical-C		$1,000.00	$1,024.05	$1.17
Service Class 2.38%
Actual		$1,000.00	$1,067.10	$1.98
Hypothetical-C		$1,000.00	$1,023.29	$1.94
VIP International Index Portfolio
Initial Class	.17%
Actual		$1,000.00	$1,072.00	$.89
Hypothetical-C		$1,000.00	$1,024.35	$.87
Service Class	.27%
Actual		$1,000.00	$1,071.30	$1.41
Hypothetical-C		$1,000.00	$1,023.84	$1.38
Service Class 2.42%
Actual		$1,000.00	$1,071.10	$2.19
Hypothetical-C		$1,000.00	$1,023.09	$2.14

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
VIP Total Market Index Portfolio
Initial Class	02/14/20	02/14/20	$0.017
Service Class	02/14/20	02/14/20	$0.017
Service Class 2	02/14/20	02/14/20	$0.017
VIP Extended Market Index Portfolio
Initial Class	02/14/20	02/14/20	$0.000
Service Class	02/14/20	02/14/20	$0.000
Service Class 2	02/14/20	02/14/20	$0.000
VIP International Index Portfolio
Initial Class	02/14/20	02/14/20	$0.002
Service Class	02/14/20	02/14/20	$0.002
Service Class 2	02/14/20	02/14/20	$0.002

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended December 31, 2019, or, if subsequently determined to be different, the net capital gain of such year.

VIP Total Market Index Portfolio	$476,470
VIP Extended Market Index Portfolio	$83,701
VIP International Index Portfolio	$24,915

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

	Initial Class	Service Class	Service Class 2
VIP Total Market Index Portfolio
December 2019	85%	89%	98%
VIP Extended Market Index Portfolio
December 2019	35%	35%	40%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
VIP International Index Portfolio
Initial Class	12/06/19	$0.2299	$0.0235
Service Class	12/06/19	$0.2236	$0.0235
Service Class 2	12/06/19	$0.2218	$0.0235

Board Approval of Investment Advisory Contracts

VIP Extended Market Index Portfolio
VIP International Index Portfolio
VIP Total Market Index Portfolio

At its November 2019 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated management contract and amended and restated sub-advisory agreements, including a sub-advisory agreement with Geode Capital Management, LLC (Geode) (together, the Amended and Restated Contracts) for each fund, effective January 1, 2020, for a one month period through January 31, 2020, in connection with an upcoming consolidation of certain of Fidelity's advisory businesses.

The Board considered that, on or about January 1, 2020, each of FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and SelectCo, LLC (SelectCo) will merge with and into Fidelity Management & Research Company (FMR) and that, after the merger, FMR will redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreements with FMRC upon the completion of the merger. The Board noted that the Amended and Restated Contracts would be updated to reflect the renamed adviser, Fidelity Management & Research Company LLC and its new form of organization and domicile. The Board also noted that the Amended and Restated Contracts will not change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by each fund.

The Board concluded that each fund's Amended and Restated Contracts are fair and reasonable, and that each fund's Advisory Contracts should be approved through January 31, 2020.

In connection with its consideration of future renewals of each fund's Amended and Restated Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that each fund's management fee structure is fair and reasonable, and that the continuation of each fund's Amended and Restated Contracts should be approved.

VIPSAI-ANN-0220
1.9891400.101

Item 2.

Code of Ethics

As of the end of the period, December 31, 2019, Variable Insurance Products Fund II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to VIP Contrafund Portfolio, VIP Disciplined Small Cap Portfolio, VIP Emerging Markets Portfolio, VIP Extended Market Index Portfolio, VIP Index 500 Portfolio, VIP International Index Portfolio and VIP Total Market Index Portfolio (the “Funds”):

Services Billed by Deloitte Entities

December 31, 2019 FeesA

Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

VIP Contrafund Portfolio

          $58,000           $100

              $6,400

 $1,200

VIP Disciplined Small Cap

Portfolio

          $42,000           $100

  $6,200

 $1,000 VIP Emerging Markets

Portfolio

          $47,000           $100

  $6,400            $1,100

VIP Extended Market Index

Portfolio

          $54,000           $100

  $6,300

 $1,300

VIP Index 500 Portfolio

          $48,000           $100

  $6,700

 $1,100

VIP International Index

Portfolio

          $53,000           $100

  $6,300            $1,300

VIP Total Market Index

Portfolio

          $54,000           $100

  $6,300

 $1,300

December 31, 2018 FeesA,B

Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

VIP Contrafund Portfolio

           $53,000          $100

  $6,100

 $1,500

VIP Disciplined Small Cap

Portfolio

          $43,000           $100

  $6,400

 $1,300

VIP Emerging Markets

Portfolio

          $48,000           $100

  $6,200

 $1,400

VIP Extended Market Index

Portfolio

          $47,000

          $100

              $6,100

    $900

VIP Index 500 Portfolio

          $49,000           $100

  $6,500

 $1,400

VIP International Index

Portfolio

          $47,000           $100

  $6,100               $900

VIP Total Market Index

Portfolio

          $47,000           $100

              $6,100               $900

A Amounts may reflect rounding.

B VIP Extended Market Index Portfolio, VIP International Index Portfolio and VIP Total Market Index Portfolio commenced operations on April 17, 2018.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to VIP International Capital Appreciation Portfolio (the “Fund”):

Services Billed by PwC

December 31, 2019 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
VIP International Capital Appreciation Portfolio	$55,000	$4,600	$5,300	$2,000

December 31, 2018 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
VIP International Capital Appreciation Portfolio	$57,000	$5,000	$5,200	$2,500

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	December 31, 2019A	December 31, 2018A,B
Audit-Related Fees	$290,000	$5,000
Tax Fees	$5,000	$5,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

B May include amounts billed prior to the VIP Extended Market Index Portfolio, VIP International Index Portfolio and VIP Total Market Index Portfolio’s commencement of operations.

Services Billed by PwC

	December 31, 2019A	December 31, 2018A
Audit-Related Fees	$7,705,000	$7,930,000
Tax Fees	$10,000	$20,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	December 31, 2019A	December 31, 2018A,B
Deloitte Entities	$630,000	$535,000
PwC	$12,365,000	$11,140,000

A Amounts may reflect rounding.

B May include amounts billed prior to the VIP Extended Market Index Portfolio, VIP International Index Portfolio and VIP Total Market Index Portfolio’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the

Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund II

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 20, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 20, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	February 20, 2020